UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-06719

Sterling Capital Funds

(Exact name of registrant as specified in charter)

3605 Glenwood Ave., Suite 100
Raleigh, NC 27612

(Address of principal executive offices) (Zip code)

James T. Gillespie, President
Sterling Capital Funds
3605 Glenwood Ave., Suite 100
Raleigh, NC 27612

(Name and address of agent for service)

  Registrant's telephone number, including area code: (800) 228-1872

  Date of fiscal year end: September 30

  Date of reporting period: March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

STERLING CAPITAL FUNDS

PULSUS UT LIBERA™

SEMI-ANNUAL REPORT | MARCH 31, 2020

May lose value • Not FDIC insured • Not insured by any government agency • Not guaranteed by the bank • Not a deposit

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the shareholder reports of the Sterling Capital Funds (each, a “Fund” and, collectively, the “Funds”) like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.sterlingcapitalfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, by calling 1-800-228-1872 or by sending an e-mail request to fundinfo@sterlingcapital.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-800-228-1872 or send an email request to fundinfo@sterlingcapital.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

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Letter from the President and the Investment Advisor

Dear Shareholders:

We are pleased to present this Sterling Capital Funds semiannual report covering the six months from October 1, 2019 to March 31, 2020.

Equity markets posted double-digit declines during the six-month period, though stocks enjoyed steady gains during much of the period. After closing at a record-high on February 19, the S&P 500® Index1 declined more than 35% through the end of March. Equity markets suffered their worst first quarter decline since 1987.

Stocks began the period on a positive note, rebounding from a tumultuous third quarter marked by falling interest rates and concerns about slowing economic growth. Investor sentiment rose early in the period as improving economic data eased fears of an economic recession. That rosier outlook helped push both small- and large-cap equities higher. U.S. investors largely overlooked political tensions in Washington, D.C., as well as economic issues such as ongoing international trade disputes. International equity markets, including emerging markets, also fared well during the final quarter of 2019.

Fixed income markets posted gains in the last quarter of 2019 amid improving economic sentiment. Tighter credit spreads during the final months of the year also helped add to fixed income returns, as investors regained their appetite for risk.

The broad optimism carried through into the start of 2020, with historically low unemployment and an improving outlook on the global economy helping to buoy investor sentiment. Investors continued to shrug off the unfolding presidential impeachment drama in Washington in the opening months of 2020, instead focusing on rising corporate profit expectations. However, the rapid spread of the novel coronavirus in February and March sent investors on a sudden and dramatic retreat.

The speed at which the virus put a halt to consumption and capital investment stunned investors and essentially shut down global markets. An explosion of volatility led to multiple days where equity trading was paused after triggering market “circuit breakers.” The declines hit domestic and international markets alike, and no economic sector was immune from the indiscriminate market selloff. Rate-sensitive sectors, particularly Energy, Financials, and Materials, fared the worst during the downturn. But even the better-performing sectors of Technology, Health Care, and Consumer Staples declined by double digits over just a handful of weeks. A rally at the end of March did little to offset the declines or improve broader sentiment.

In fixed income markets, interest rates experienced one of the most volatile quarters in history on liquidity concerns and market disruptions. Yields on taxable and municipal bonds fluctuated violently. And with equity markets in a freefall, investors flocked to the perceived safety of Treasuries, which helped drive prices up and pushed the yield on 10-year Treasuries down to an all-time low of just 0.32% in early March. The slight rebound in equity markets in late March helped ease investor concerns, and the yield on 10-year Treasuries rose to end the quarter at 0.70%.Safer areas of the bond market, such as Treasuries, outperformed riskier areas during the quarter. The Bloomberg Barclay’s U.S. Aggregate Bond Index2 returned 3.15% for the first quarter, while the Bloomberg Barclay’s U.S. High Yield Corporate Bond Index High Yield Bond Index3 returned -12.68%.

Domestic macro-economic data reflected the story told by equity markets during the period. U.S. GDP increased at an annualized rate of 2.1% in the final quarter of 2019, but growth took a sharp negative turn in the first quarter of 2020, contracting by 4.8%. In similar fashion, the monthly unemployment rate ranged between 3.5% and 3.6% through the first five months of the period, only to jump to 4.4% in March, as layoffs rose sharply due to the economic fallout from COVID-19.

The S&P 500® Index declined 12.3% during the six months under review. Small-cap stocks generally fared worse than large caps during the downturn, with the Russell 2000® Index4 of small-cap stocks declining 23.7%.

International markets fared little better, with the MSCI EAFE Index5 down 16.5% and the MSCI Emerging Markets Index6 falling 14.6%.

During the first half of the period under review, the Information Technology, Health Care and Financials sectors generally outperformed the broader markets on expectations of strong earnings growth. By the end of the period, however, stocks in the Energy and Financials sectors were the worst performers. Shares of energy companies suffered from a price war between OPEC and Russia that cause oil prices to plummet, while financial stocks suffered due to fears of a dramatic economic slowdown. Less economically sensitive sectors, such as Health Care and Communications Services sectors, posted the smallest declines for the full six months under review while Information Technology was slightly positive.

We will continue to monitor the evolving economic and market climate and will manage the Sterling Capital Funds accordingly. Thank you for your confidence in Sterling Capital Management. We look forward to serving your investment needs during the months and years ahead.

Sincerely,

James T. Gillespie

President

Sterling Capital Funds

Jeffrey J. Schappe, CFA

Managing Director

Sterling Capital Management LLC

1	“S&P 500®” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Sterling Capital Funds. The S&P 500® Index is generally considered to be representative of the performance of the stock market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. A Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.
[2]	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg Barclays U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.
[3]	The Bloomberg Barclays U.S. Corporate High Yield Index measures performance of the US corporate market of non-investment grade, fixed-rate corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.
[4]	“Russell 2000®” Index is a registered service mark of FTSE Russell, which does not sponsor and is in no way affiliated with the Sterling Capital Funds. The Russell 2000® Index is a small-cap market index of the bottom 2,000 stocks in the Russell 3000® Index. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. A Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.
[5]	The MSCI EAFE® Index measures the performance of the developed stock markets of Europe, Australia, and the Far East.
[6]	The MSCI Emerging Markets Index captures large and mid cap equity representation across 26 developing market countries. The Index covers approximately 85% of the free float-adjusted market capitalization in each country.

Past performance does not guarantee future results. Mutual fund investing involves risk including the possible loss of principal.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. Sterling Capital Management LLC (“Sterling Capital”) serves as investment advisor to the Sterling Capital Funds (each a “Fund” and collectively, the “Funds”) and is paid a fee for its services. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds currently are distributed by Sterling Capital Distributors, LLC. The distributor is not affiliated with Branch Banking and Trust Company or its affiliates.

The foregoing information and opinions are for general information only. Sterling Capital does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or as offering individual or personalized investment advice.

1

Sterling Capital Funds

Summary of Portfolio Holdings (Unaudited)

Sterling Capital Funds invested, as a percentage of net assets, in the following industries, countries, states, funds or security types, as of March 31, 2020:

Sterling Capital Behavioral Large Cap Value Equity Fund	Percentage of net assets
Aerospace & Defense	3.8%
Air Freight & Logistics	0.6%
Airlines	0.3%
Banks	8.7%
Biotechnology	6.1%
Capital Markets	5.9%
Communications Equipment	0.3%
Construction Materials	0.4%
Consumer Finance	1.2%
Containers & Packaging	2.1%
Diversified Consumer Services	0.4%
Diversified Financial Services	0.4%
Diversified Telecommunication Services	5.4%
Electric Utilities	5.6%
Electrical Equipment	1.2%
Electronic Equipment, Instruments & Components	0.4%
Energy Equipment & Services	0.5%
Equity Real Estate Investment Trusts (REITS)	4.0%
Food & Staples Retailing	3.0%
Food Products	2.4%
Health Care Providers & Services	8.1%
Hotels, Restaurants & Leisure	0.3%
Household Durables	1.2%
Household Products	2.5%
Industrial Conglomerates	0.2%
Insurance	4.3%
Internet & Direct Marketing Retail	1.0%
IT Services	1.3%
Machinery	0.2%
Media	3.4%
Metals & Mining	0.9%
Multiline Retail	1.6%
Multi-Utilities	1.8%
Oil, Gas & Consumable Fuels	3.8%
Pharmaceuticals	3.8%
Semiconductors & Semiconductor Equipment	5.2%
Software	1.3%
Specialty Retail	0.2%
Technology Hardware, Storage & Peripherals	1.3%
Thrifts & Mortgage Finance	0.4%
Tobacco	3.1%
Trading Companies & Distributors	0.4%
Money Market Fund	1.2%
100.2%

Sterling Capital Mid Value Fund	Percentage of net assets
Auto Components	3.1%
Capital Markets	3.0%
Chemicals	3.1%
Commercial Services & Supplies	0.2%
Construction & Engineering	2.4%
Consumer Finance	4.9%
Containers & Packaging	2.3%
Diversified Consumer Services	1.4%
Diversified Financial Services	4.0%
Diversified Telecommunication Services	2.5%
Electrical Equipment	2.7%
Energy Equipment & Services	0.8%
Health Care Equipment & Supplies	3.9%
Health Care Providers & Services	8.0%
Hotels, Restaurants & Leisure	4.9%
Household Products	3.0%
Insurance	9.6%
Interactive Media & Services	3.4%
Internet & Direct Marketing Retail	4.8%
IT Services	3.2%
Machinery	2.0%
Media	4.0%
Oil, Gas & Consumable Fuels	1.4%
Pharmaceuticals	2.7%
Professional Services	1.8%
Real Estate Management & Development	3.8%
Specialty Retail	3.2%
Technology Hardware, Storage & Peripherals	3.1%
Trading Companies & Distributors	4.0%
Money Market Fund	3.0%
100.2%
2

Sterling Capital Funds

Summary of Portfolio Holdings (Unaudited)

Sterling Capital Behavioral Small Cap Value Equity Fund	Percentage of net assets
Air Freight & Logistics	0.9%
Banks	17.1%
Beverages	0.3%
Building Products	2.5%
Chemicals	0.5%
Commercial Services & Supplies	1.5%
Communications Equipment	0.5%
Construction & Engineering	2.2%
Construction Materials	0.9%
Consumer Finance	2.8%
Containers & Packaging	0.7%
Diversified Financial Services	0.8%
Electric Utilities	3.2%
Electrical Equipment	0.4%
Electronic Equipment, Instruments & Components	2.5%
Equity Real Estate Investment Trusts (REITS)	9.7%
Food & Staples Retailing	1.4%
Food Products	0.9%
Gas Utilities	1.3%
Health Care Equipment & Supplies	0.3%
Health Care Providers & Services	3.0%
Hotels, Restaurants & Leisure	0.7%
Household Durables	2.4%
Household Products	0.5%
Independent Power and Renewable Electricity Producers	0.9%
Insurance	5.8%
Internet & Direct Marketing Retail	0.3%
IT Services	2.0%
Leisure Products	0.4%
Machinery	0.4%
Marine	0.5%
Media	1.2%
Metals & Mining	1.6%
Mortgage Real Estate Investment Trusts (REITS)	0.0%
Multiline Retail	0.2%
Multi-Utilities	1.8%
Oil, Gas & Consumable Fuels	4.0%
Paper & Forest Products	0.9%
Personal Products	0.1%
Pharmaceuticals	3.1%
Professional Services	1.1%
Real Estate Management & Development	1.6%
Road & Rail	0.5%
Semiconductors & Semiconductor Equipment	5.9%
Specialty Retail	3.4%
Technology Hardware, Storage & Peripherals	0.3%
Textiles, Apparel & Luxury Goods	0.4%
Trading Companies & Distributors	2.1%
Wireless Telecommunication Services	0.7%
Exchange Traded Fund	3.5%
Money Market Fund	1.0%
100.7%

Sterling Capital Special Opportunities Fund	Percentage of net assets
Air Freight & Logistics	3.5%
Auto Components	2.7%
Biotechnology	1.7%
Capital Markets	2.2%
Communications Equipment	5.9%
Consumer Finance	3.3%
Entertainment	4.1%
Equity Real Estate Investment Trusts (REITS)	0.5%
Health Care Equipment & Supplies	10.9%
Health Care Providers & Services	8.5%
Health Care Technology	3.5%
Household Durables	3.1%
Interactive Media & Services	7.4%
IT Services	8.7%
Media	8.9%
Pharmaceuticals	5.0%
Professional Services	3.6%
Real Estate Management & Development	3.1%
Semiconductors & Semiconductor Equipment	4.0%
Software	7.3%
Money Market Fund	2.1%
100.0%

Sterling Capital Equity Income Fund	Percentage of net assets
Air Freight & Logistics	3.5%
Automobiles	2.4%
Beverages	3.9%
Biotechnology	3.5%
Capital Markets	6.4%
Consumer Finance	2.8%
Diversified Telecommunication Services	4.4%
Electronic Equipment, Instruments & Components	2.9%
Equity Real Estate Investment Trusts (REITS)	3.9%
Food Products	3.1%
Health Care Equipment & Supplies	8.8%
Health Care Providers & Services	8.1%
Hotels, Restaurants & Leisure	5.9%
Industrial Conglomerates	3.4%
Insurance	3.4%
IT Services	4.4%
Oil, Gas & Consumable Fuels	3.9%
Pharmaceuticals	8.5%
Semiconductors & Semiconductor Equipment	6.6%
Software	5.7%
Specialty Retail	4.2%
Money Market Fund	0.4%
100.1%
3

Sterling Capital Funds

Summary of Portfolio Holdings (Unaudited)

Sterling Capital Behavioral International Equity Fund	Percentage of net assets
Australia	3.7%
Austria	1.9%
Belgium	2.9%
Denmark	0.9%
Finland	1.1%
France	8.1%
Germany	8.8%
Hong Kong	1.9%
Ireland	1.0%
Israel	1.1%
Italy	2.7%
Japan	26.8%
Netherlands	2.6%
Norway	0.6%
Singapore	1.0%
Spain	3.0%
Sweden	4.1%
Switzerland	11.4%
United Kingdom	12.8%
Money Market Fund	2.3%
98.7%

Sterling Capital SMID Opportunities Fund	Percentage of net assets
Aerospace & Defense	0.9%
Airlines	1.1%
Auto Components	4.1%
Commercial Services & Supplies	4.6%
Consumer Finance	4.4%
Containers & Packaging	5.3%
Electronic Equipment, Instruments & Components	0.5%
Entertainment	3.4%
Equity Real Estate Investment Trusts (REITS)	3.1%
Health Care Equipment & Supplies	10.1%
Health Care Providers & Services	13.9%
Hotels, Restaurants & Leisure	4.6%
Household Durables	1.6%
IT Services	25.8%
Machinery	1.4%
Oil, Gas & Consumable Fuels	1.2%
Real Estate Management & Development	2.1%
Road & Rail	4.0%
Software	2.5%
Specialty Retail	0.8%
Money Market Fund	4.7%
100.1%

Sterling Capital Stratton Mid Cap Value Fund	Percentage of net assets
Auto Components	1.2%
Banks	5.8%
Capital Markets	1.6%
Chemicals	1.3%
Construction & Engineering	1.3%
Containers & Packaging	5.0%
Electronic Equipment, Instruments & Components	3.8%
Entertainment	5.2%
Equity Real Estate Investment Trusts (REITS)	15.7%
Food & Staples Retailing	3.2%
Food Products	1.9%
Gas Utilities	5.2%
Health Care Equipment & Supplies	4.1%
Household Durables	1.8%
Industrial Conglomerates	2.4%
Insurance	7.5%
IT Services	5.8%
Life Sciences Tools & Services	8.7%
Machinery	2.1%
Oil, Gas & Consumable Fuels	3.8%
Semiconductors & Semiconductor Equipment	2.2%
Software	1.4%
Trading Companies & Distributors	3.9%
Exchange Traded Fund	1.0%
Money Market Fund	4.0%
99.9%

Sterling Capital Stratton Real Estate Fund	Percentage of net assets
Diversified	1.1%
Health Care	8.8%
Hotel & Resort	3.4%
Industrial	12.1%
Office	9.2%
Residential	16.9%
Retail	5.8%
Specialized	41.1%
Money Market Fund	1.3%
99.7%

Sterling Capital Stratton Small Cap Value Fund	Percentage of net assets
Aerospace & Defense	2.2%
Banks	18.5%
Capital Markets	1.0%
Chemicals	2.0%
Communications Equipment	1.9%
Construction & Engineering	2.6%
Electric Utilities	3.4%
Electrical Equipment	2.5%
Electronic Equipment, Instruments & Components	3.8%
Entertainment	2.0%
Equity Real Estate Investment Trusts (REITS)	12.3%
Food & Staples Retailing	6.4%
Food Products	1.9%
Gas Utilities	3.4%
Health Care Equipment & Supplies	4.5%
Health Care Providers & Services	2.2%
Household Durables	0.8%
Insurance	6.1%
IT Services	4.1%
Machinery	5.7%
Semiconductors & Semiconductor Equipment	4.9%
Software	1.7%
Thrifts & Mortgage Finance	1.3%
Trading Companies & Distributors	1.7%
Money Market Fund	2.9%
99.8%
4

Sterling Capital Funds

Summary of Portfolio Holdings (Unaudited)

Sterling Capital Ultra Short Bond Fund	Percentage of net assets
Asset Backed Securities	16.0%
Collateralized Mortgage Obligations	3.7%
Commercial Mortgage-Backed Securities	8.1%
Corporate Bonds	70.5%
Money Market Fund	1.2%
99.5%

Sterling Capital Short Duration Bond Fund	Percentage of net assets
Asset Backed Securities	20.9%
Collateralized Mortgage Obligations	2.9%
Commercial Mortgage-Backed Securities	6.6%
Corporate Bonds	55.3%
Municipal Bonds	9.7%
U.S. Treasury Note	1.7%
Money Market Fund	3.0%
100.1%

Sterling Capital Intermediate U.S. Government Fund	Percentage of net assets
Asset Backed Securities	1.3%
Collateralized Mortgage Obligations	13.1%
Commercial Mortgage-Backed Securities	15.9%
Mortgage-Backed Securities	33.3%
Municipal Bonds	3.4%
U.S. Government Agencies	19.8%
U.S. Treasury Notes	11.9%
Money Market Fund	2.2%
100.9%

Sterling Capital Total Return Bond Fund	Percentage of net assets
Asset Backed Securities	14.0%
Collateralized Mortgage Obligations	7.4%
Commercial Mortgage-Backed Securities	11.6%
Corporate Bonds	34.7%
Mortgage-Backed Securities	23.9%
Municipal Bonds	4.8%
U.S. Treasury Bonds	3.7%
U.S. Treasury Notes	0.1%
Money Market Fund	2.3%
102.5%

Sterling Capital Corporate Fund	Percentage of net assets
Corporate Bonds	99.6%
Preferred Stocks	0.3%
Money Market Fund	0.3%
100.2%

Sterling Capital Quality Income Fund (formerly known as Sterling Capital Securitized Opportunities Fund)	Percentage of net assets
Asset Backed Securities	19.4%
Collateralized Mortgage Obligations	19.4%
Commercial Mortgage-Backed Securities	21.6%
Corporate Bonds	0.7%
Mortgage-Backed Securities	37.7%
Money Market Fund	1.1%
99.9%

Sterling Capital Kentucky Intermediate Tax-Free Fund	Percentage of net assets
Kentucky Municipal Bonds	96.9%
Money Market Fund	2.0%
98.9%

Sterling Capital Maryland Intermediate Tax-Free Fund	Percentage of net assets
District of Columbia Municipal Bonds	3.4%
Maryland Municipal Bonds	95.2%
Money Market Fund	0.4%
99.0%

Sterling Capital North Carolina Intermediate Tax-Free Fund	Percentage of net assets
North Carolina Municipal Bonds	96.6%
Money Market Fund	2.3%
98.9%

Sterling Capital South Carolina Intermediate Tax-Free Fund	Percentage of net assets
South Carolina Municipal Bonds	97.9%
Money Market Fund	1.2%
99.1%

Sterling Capital Virginia Intermediate Tax-Free Fund	Percentage of net assets
District of Columbia Municipal Bonds	3.6%
Virginia Municipal Bonds	95.1%
Money Market Fund	0.3%
99.0%

Sterling Capital West Virginia Intermediate Tax-Free Fund	Percentage of net assets
West Virginia Municipal Bonds	96.8%
Money Market Fund	2.0%
98.8%

Sterling Capital Diversified Income Fund	Percentage of net assets
Equity Funds	35.3%
Fixed Income Fund	62.7%
Money Market Fund	2.4%
100.4%

Sterling Capital Strategic Allocation Balanced Fund	Percentage of net assets
Equity Funds	56.9%
Fixed Income Fund	42.4%
Money Market Fund	0.6%
99.9%

Sterling Capital Strategic Allocation Growth Fund	Percentage of net assets
Equity Funds	72.5%
Fixed Income Fund	27.1%
Money Market Fund	0.3%
99.9%
5

Sterling Capital Funds

Expense Example (Unaudited)

As a shareholder of the Sterling Capital Funds (each, a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 through March 31, 2020.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period* 10/1/19 - 3/31/20		Annualized Expense Ratio During Period 10/1/19 - 3/31/20
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A Shares	$1,000.00	$774.43	$3.95		0.89%
Class C Shares	1,000.00	771.46	7.26		1.64%
Institutional Shares	1,000.00	774.85	2.80		0.63%
Class R6 Shares	1,000.00	775.55	2.57		0.58%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	722.13	5.04		1.17%
Class C Shares	1,000.00	719.87	8.26		1.92%
Institutional Shares	1,000.00	723.41	4.01		0.93%
Class R Shares	1,000.00	721.25	6.02		1.40%
Class R6 Shares	1,000.00	722.60	2.02		0.47%
Sterling Capital Behavioral Small Cap Value Equity Fund
Class A Shares	1,000.00	662.67	4.32		1.04%
Class C Shares	1,000.00	660.59	7.43		1.79%
Institutional Shares	1,000.00	663.13	3.28		0.79%
Class R Shares	1,000.00	662.27	5.40		1.30%
Class R6 Shares	1,000.00	663.38	3.04		0.73%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	786.78	4.91		1.10%
Class C Shares	1,000.00	783.72	8.25		1.85%
Institutional Shares	1,000.00	787.77	3.80		0.85%
Class R Shares	1,000.00	786.04	6.03		1.35%
Class R6 Shares	1,000.00	788.18	3.44		0.77%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	793.45	4.53		1.01%
Class C Shares	1,000.00	790.57	7.88		1.76%
Institutional Shares	1,000.00	794.52	3.41		0.76%
Class R Shares	1,000.00	792.27	5.65		1.26%
Class R6 Shares	1,000.00	795.03	2.96		0.66%
Sterling Capital Behavioral International Equity Fund
Class A Shares	1,000.00	759.93	3.96		0.90%
Class C Shares	1,000.00	757.49	7.21		1.64%
Institutional Shares	1,000.00	760.89	2.86		0.65%
Class R6 Shares	1,000.00	761.33	2.69		0.61%
Sterling Capital SMID Opportunities Fund
Class A Shares	1,000.00	773.44	4.61		1.04%
Class C Shares	1,000.00	771.31	7.93		1.79%
Institutional Shares	1,000.00	774.66	3.50		0.79%
Sterling Capital Stratton Mid Cap Value Fund
Class A Shares	1,000.00	764.52	5.16		1.17%
Class C Shares	1,000.00	762.11	7.89		1.79%
Institutional Shares	1,000.00	765.59	4.06		0.92%
Sterling Capital Stratton Real Estate Fund
Class A Shares	1,000.00	793.68	4.80		1.07%
Class C Shares	1,000.00	790.82	8.10		1.81%
Institutional Shares	1,000.00	794.83	3.63		0.81%
Class R6 Shares	1,000.00	935.05	1.03	**	0.67%
Sterling Capital Stratton Small Cap Value Fund
Class A Shares	1,000.00	730.03	5.49		1.27%
Class C Shares	1,000.00	727.22	8.72		2.02%
Institutional Shares	1,000.00	730.96	4.41		1.02%
Class R6 Shares	1,000.00	914.77	1.30	**	0.86%
6

Sterling Capital Funds

Expense Example (Unaudited)

	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period* 10/1/19 - 3/31/20	Annualized Expense Ratio During Period 10/1/19 - 3/31/20
Sterling Capital Ultra Short Bond Fund
Class A Shares	$1,000.00	$991.73	$3.34	0.67%
Institutional Shares	1,000.00	992.84	2.14	0.43%
Sterling Capital Short Duration Bond Fund
Class A Shares	1,000.00	992.04	3.34	0.67%
Class C Shares	1,000.00	989.47	7.06	1.42%
Institutional Shares	1,000.00	993.30	2.09	0.42%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,034.01	3.97	0.78%
Class C Shares	1,000.00	1,030.19	7.77	1.53%
Institutional Shares	1,000.00	1,035.28	2.70	0.53%
Sterling Capital Total Return Bond Fund
Class A Shares	1,000.00	1,006.98	3.46	0.69%
Class C Shares	1,000.00	1,003.24	7.21	1.44%
Institutional Shares	1,000.00	1,008.23	2.21	0.44%
Class R Shares	1,000.00	1,005.71	4.71	0.94%
Class R6 Shares	1,000.00	1,008.69	1.76	0.35%
Sterling Capital Corporate Fund
Class A Shares	1,000.00	953.41	4.49	0.92%
Class C Shares	1,000.00	950.71	8.14	1.67%
Institutional Shares	1,000.00	954.61	3.27	0.67%
Sterling Capital Quality Income Fund
Class A Shares	1,000.00	1,011.87	4.17	0.83%
Class C Shares	1,000.00	1,009.33	7.94	1.58%
Institutional Shares	1,000.00	1,014.17	2.92	0.58%
Sterling Capital Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,007.23	4.62	0.92%
Class C Shares	1,000.00	1,003.50	7.36	1.47%
Institutional Shares	1,000.00	1,007.49	3.36	0.67%
Sterling Capital Maryland Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,007.74	4.72	0.94%
Class C Shares	1,000.00	1,003.06	8.51	1.70%
Institutional Shares	1,000.00	1,009.00	3.47	0.69%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,005.67	3.96	0.79%
Class C Shares	1,000.00	1,001.92	7.71	1.54%
Institutional Shares	1,000.00	1,006.94	2.71	0.54%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,007.28	4.01	0.80%
Class C Shares	1,000.00	1,002.63	7.76	1.55%
Institutional Shares	1,000.00	1,007.62	2.76	0.55%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,004.74	4.01	0.80%
Class C Shares	1,000.00	1,001.83	7.76	1.55%
Institutional Shares	1,000.00	1,006.84	2.76	0.55%
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,008.75	3.97	0.79%
Class C Shares	1,000.00	1,004.99	7.72	1.54%
Institutional Shares	1,000.00	1,009.99	2.71	0.54%
Sterling Capital Diversified Income Fund
Class A Shares	1,000.00	802.00	3.51	0.78%
Class C Shares	1,000.00	799.17	6.88	1.53%
Institutional Shares	1,000.00	802.78	2.39	0.53%
Sterling Capital Strategic Allocation Balanced Fund
Class A Shares	1,000.00	864.81	1.91	0.41%
Class C Shares	1,000.00	861.26	5.40	1.16%
Institutional Shares	1,000.00	866.23	0.75	0.16%
Sterling Capital Strategic Allocation Growth Fund
Class A Shares	1,000.00	830.85	1.88	0.41%
Class C Shares	1,000.00	827.09	5.30	1.16%
Institutional Shares	1,000.00	831.53	0.73	0.16%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 183 days divided by 366 (to reflect the six month period).
**	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 58 days divided by 366 (to reflect the period from February 1, 2020 (commencement of operations) to March 31, 2020).
7

Sterling Capital Funds

Expense Example (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period* 10/1/19 - 3/31/20		Annualized Expense Ratio During Period 10/1/19 - 3/31/20
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A Shares	$1,000.00	$1,020.55	$4.50		0.89%
Class C Shares	1,000.00	1,016.80	8.27		1.64%
Institutional Shares	1,000.00	1,021.85	3.18		0.63%
Class R6 Shares	1,000.00	1,022.10	2.93		0.58%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,019.15	5.91		1.17%
Class C Shares	1,000.00	1,015.40	9.67		1.92%
Institutional Shares	1,000.00	1,020.35	4.70		0.93%
Class R Shares	1,000.00	1,018.00	7.06		1.40%
Class R6 Shares	1,000.00	1,022.65	2.38		0.47%
Sterling Capital Behavioral Small Cap Value Equity Fund
Class A Shares	1,000.00	1,019.80	5.25		1.04%
Class C Shares	1,000.00	1,016.05	9.02		1.79%
Institutional Shares	1,000.00	1,021.05	3.99		0.79%
Class R Shares	1,000.00	1,018.50	6.56		1.30%
Class R6 Shares	1,000.00	1,021.35	3.69		0.73%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,019.50	5.55		1.10%
Class C Shares	1,000.00	1,015.75	9.32		1.85%
Institutional Shares	1,000.00	1,020.75	4.29		0.85%
Class R Shares	1,000.00	1,018.25	6.81		1.35%
Class R6 Shares	1,000.00	1,021.15	3.89		0.77%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,019.95	5.10		1.01%
Class C Shares	1,000.00	1,016.20	8.87		1.76%
Institutional Shares	1,000.00	1,021.20	3.84		0.76%
Class R Shares	1,000.00	1,018.70	6.36		1.26%
Class R6 Shares	1,000.00	1,021.70	3.34		0.66%
Sterling Capital Behavioral International Equity Fund
Class A Shares	1,000.00	1,020.50	4.55		0.90%
Class C Shares	1,000.00	1,016.80	8.27		1.64%
Institutional Shares	1,000.00	1,021.75	3.29		0.65%
Class R6 Shares	1,000.00	1,021.95	3.08		0.61%
Sterling Capital SMID Opportunities Fund
Class A Shares	1,000.00	1,019.80	5.25		1.04%
Class C Shares	1,000.00	1,016.05	9.02		1.79%
Institutional Shares	1,000.00	1,021.05	3.99		0.79%
Sterling Capital Stratton Mid Cap Value Fund
Class A Shares	1,000.00	1,019.15	5.91		1.17%
Class C Shares	1,000.00	1,016.05	9.02		1.79%
Institutional Shares	1,000.00	1,020.40	4.65		0.92%
Sterling Capital Stratton Real Estate Fund
Class A Shares	1,000.00	1,019.65	5.40		1.07%
Class C Shares	1,000.00	1,015.95	9.12		1.81%
Institutional Shares	1,000.00	1,020.95	4.09		0.81%
Class R6 Shares	1,000.00	1,006.86	1.07	**	0.67%
Sterling Capital Stratton Small Cap Value Fund
Class A Shares	1,000.00	1,018.65	6.41		1.27%
Class C Shares	1,000.00	1,014.90	10.18		2.02%
Institutional Shares	1,000.00	1,019.90	5.15		1.02%
Class R6 Shares	1,000.00	1,006.56	1.37	**	0.86%
8

Sterling Capital Funds

Expense Example (Unaudited)

	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period* 10/1/19 - 3/31/20	Annualized Expense Ratio During Period 10/1/19 - 3/31/20
Sterling Capital Ultra Short Bond Fund
Class A Shares	$1,000.00	$1,021.65	$3.39	0.67%
Institutional Shares	1,000.00	1,022.85	2.17	0.43%
Sterling Capital Short Duration Bond Fund
Class A Shares	1,000.00	1,021.65	3.39	0.67%
Class C Shares	1,000.00	1,017.90	7.16	1.42%
Institutional Shares	1,000.00	1,022.90	2.12	0.42%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,021.10	3.94	0.78%
Class C Shares	1,000.00	1,017.35	7.72	1.53%
Institutional Shares	1,000.00	1,022.35	2.68	0.53%
Sterling Capital Total Return Bond Fund
Class A Shares	1,000.00	1,021.55	3.49	0.69%
Class C Shares	1,000.00	1,017.80	7.26	1.44%
Institutional Shares	1,000.00	1,022.80	2.23	0.44%
Class R Shares	1,000.00	1,020.30	4.75	0.94%
Class R6 Shares	1,000.00	1,023.25	1.77	0.35%
Sterling Capital Corporate Fund
Class A Shares	1,000.00	1,020.40	4.65	0.92%
Class C Shares	1,000.00	1,016.65	8.42	1.67%
Institutional Shares	1,000.00	1,021.65	3.39	0.67%
Sterling Capital Quality Income Fund
Class A Shares	1,000.00	1,020.85	4.19	0.83%
Class C Shares	1,000.00	1,017.10	7.97	1.58%
Institutional Shares	1,000.00	1,022.10	2.93	0.58%
Sterling Capital Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.40	4.65	0.92%
Class C Shares	1,000.00	1,017.65	7.41	1.47%
Institutional Shares	1,000.00	1,021.65	3.39	0.67%
Sterling Capital Maryland Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.30	4.75	0.94%
Class C Shares	1,000.00	1,016.50	8.57	1.70%
Institutional Shares	1,000.00	1,021.55	3.49	0.69%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,021.05	3.99	0.79%
Class C Shares	1,000.00	1,017.30	7.77	1.54%
Institutional Shares	1,000.00	1,022.30	2.73	0.54%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,021.00	4.04	0.80%
Class C Shares	1,000.00	1,017.25	7.82	1.55%
Institutional Shares	1,000.00	1,022.25	2.78	0.55%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,021.00	4.04	0.80%
Class C Shares	1,000.00	1,017.25	7.82	1.55%
Institutional Shares	1,000.00	1,022.25	2.78	0.55%
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,021.05	3.99	0.79%
Class C Shares	1,000.00	1,017.30	7.77	1.54%
Institutional Shares	1,000.00	1,022.30	2.73	0.54%
Sterling Capital Diversified Income Fund
Class A Shares	1,000.00	1,021.10	3.94	0.78%
Class C Shares	1,000.00	1,017.35	7.72	1.53%
Institutional Shares	1,000.00	1,022.35	2.68	0.53%
Sterling Capital Strategic Allocation Balanced Fund
Class A Shares	1,000.00	1,022.95	2.07	0.41%
Class C Shares	1,000.00	1,019.20	5.86	1.16%
Institutional Shares	1,000.00	1,024.20	0.81	0.16%
Sterling Capital Strategic Allocation Growth Fund
Class A Shares	1,000.00	1,022.95	2.07	0.41%
Class C Shares	1,000.00	1,019.20	5.86	1.16%
Institutional Shares	1,000.00	1,024.20	0.81	0.16%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 183 days divided by 366 (to reflect the six month period).
**	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 58 days divided by 366 (to reflect the period from February 1, 2020 (commencement of operations) to March 31, 2020).
9

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.0%
	Aerospace & Defense — 3.8%
5,050	Huntington Ingalls Industries, Inc.	$920,161
7,600	L3Harris Technologies, Inc.	1,368,912
8,300	Lockheed Martin Corp.	2,813,285
8,550	Northrop Grumman Corp.	2,586,803
		7,689,161
	Air Freight & Logistics — 0.6%
2,500	United Parcel Service, Inc., Class B	233,550
19,850	XPO Logistics, Inc.(a)	967,688
		1,201,238
	Airlines — 0.3%
12,500	Copa Holdings SA, Class A	566,125

	Banks — 8.7%
68,550	Bank of America Corp.	1,455,317
87,500	Citigroup, Inc.	3,685,500
76,200	First Horizon National Corp.	614,172
89,050	JPMorgan Chase & Co.	8,017,171
65,550	KeyCorp.	679,753
32,500	PNC Financial Services Group, Inc. (The)	3,110,900
		17,562,813
	Biotechnology — 6.1%
35,200	AbbVie, Inc.	2,681,888
13,850	Amgen, Inc.	2,807,811
10,900	Biogen, Inc.(a)	3,448,542
6,800	Regeneron Pharmaceuticals, Inc.(a)	3,320,372
		12,258,613
	Capital Markets — 5.9%
7,550	Ameriprise Financial, Inc.	773,724
7,550	BlackRock, Inc.	3,321,773
11,600	Goldman Sachs Group, Inc. (The)	1,793,244
35,900	Lazard, Ltd., Class A	845,804
98,050	Morgan Stanley	3,333,700
21,150	State Street Corp.	1,126,661
38,450	Virtu Financial, Inc., Class A	800,529
		11,995,435
	Communications Equipment — 0.3%
5,050	Motorola Solutions, Inc.	671,246

	Construction Materials — 0.4%
14,000	Eagle Materials, Inc.	817,880

	Consumer Finance — 1.2%
90,800	Navient Corp.	688,264
44,200	OneMain Holdings, Inc.	845,104
121,850	SLM Corp.	876,101
		2,409,469
	Containers & Packaging — 2.1%
80,050	Ardagh Group SA.	949,393
27,750	Berry Global Group, Inc.(a)	935,453
17,100	Crown Holdings, Inc.(a)	992,484
80,550	Graphic Packaging Holding Co.	982,710
10,500	Silgan Holdings, Inc.	304,710
		4,164,750
	Diversified Consumer Services — 0.4%
53,750	H&R Block, Inc.	756,800

Shares		Fair Value
COMMON STOCKS — (continued)
	Diversified Financial Services — 0.4%
56,200	Equitable Holdings, Inc.	$812,090

	Diversified Telecommunication Services — 5.4%
140,050	AT&T, Inc.	4,082,457
126,500	Verizon Communications, Inc.	6,796,845
		10,879,302
	Electric Utilities — 5.6%
46,700	Duke Energy Corp.	3,777,096
21,050	Edison International	1,153,329
32,500	FirstEnergy Corp.	1,302,275
50,200	PPL Corp.	1,238,936
72,400	Southern Co. (The)	3,919,736
		11,391,372
	Electrical Equipment — 1.2%
32,350	Eaton Corp. PLC	2,513,272

	Electronic Equipment, Instruments & Components — 0.4%
9,950	SYNNEX Corp.	727,345

	Energy Equipment & Services — 0.5%
160,000	Halliburton Co.	1,096,000

	Equity Real Estate Investment Trusts (REITS) — 4.0%
23,350	Columbia Property Trust, Inc.	291,875
28,700	Highwoods Properties, Inc.	1,016,554
63,550	Medical Properties Trust, Inc.	1,098,779
13,850	Public Storage	2,750,749
13,700	SL Green Realty Corp.	590,470
31,300	Spirit Realty Capital, Inc.	818,495
38,050	STORE Capital Corp.	689,466
50,200	VICI Properties, Inc.	835,328
		8,091,716
	Food & Staples Retailing — 3.0%
44,300	Kroger Co. (The)	1,334,316
59,350	Walgreens Boots Alliance, Inc.	2,715,263
17,750	Walmart, Inc.	2,016,755
		6,066,334
	Food Products — 2.4%
57,200	General Mills, Inc.	3,018,444
14,300	Hershey Co. (The)	1,894,750
		4,913,194
	Health Care Providers & Services — 8.1%
22,000	Cigna Corp.	3,897,960
69,250	CVS Health Corp.	4,108,603
17,750	DaVita, Inc.(a)	1,350,065
28,050	HCA Healthcare, Inc.	2,520,293
7,350	Humana, Inc.	2,308,047
15,750	McKesson Corp.	2,130,345
		16,315,313
	Hotels, Restaurants & Leisure — 0.3%
28,150	Wyndham Destinations, Inc.	610,855

	Household Durables — 1.2%
23,728	DR Horton, Inc.	806,752
250	NVR, Inc.(a)	642,277

See accompanying Notes to the Financial Statements.

10

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Household Durables — (continued)
40,850	PulteGroup, Inc.	$911,772
		2,360,801
	Household Products — 2.5%
2,050	Kimberly-Clark Corp.	262,133
44,150	Procter & Gamble Co. (The)	4,856,500
		5,118,633
	Industrial Conglomerates — 0.2%
3,800	Carlisle Cos., Inc.	476,064

	Insurance — 4.3%
37,550	Allstate Corp. (The)	3,444,461
27,600	Fidelity National Financial, Inc.	686,688
20,800	First American Financial Corp.	882,128
22,750	Mercury General Corp.	926,380
90,800	MetLife, Inc.	2,775,756
		8,715,413
	Internet & Direct Marketing Retail — 1.0%
65,650	eBay, Inc.	1,973,439

	IT Services — 1.3%
5,250	CACI International, Inc., Class A(a)	1,108,537
400	DXC Technology Co.	5,220
6,700	International Business Machines Corp.	743,231
9,200	Leidos Holdings, Inc.	843,180
		2,700,168
	Machinery — 0.2%
7,750	Oshkosh Corp.	498,557

	Media — 3.4%
119,950	Comcast Corp., Class A	4,123,881
49,450	Discovery, Inc., Class A(a)	961,308
56,650	Discovery, Inc., Class C(a)	993,641
12,450	Nexstar Media Group, Inc., Class A	718,739
		6,797,569
	Metals & Mining — 0.9%
12,900	Reliance Steel & Aluminum Co.	1,129,911
21,100	Southern Copper Corp.	594,176
		1,724,087
	Multiline Retail — 1.6%
33,750	Target Corp.	3,137,737

	Multi-Utilities — 1.8%
51,800	Dominion Energy, Inc.	3,739,442

	Oil, Gas & Consumable Fuels — 3.8%
351,300	Antero Midstream Corp.	737,730
59,800	EOG Resources, Inc.	2,148,016
36,250	HollyFrontier Corp.	888,487
37,350	Kinder Morgan, Inc.	519,912
52,100	Marathon Petroleum Corp.	1,230,602
25,550	Valero Energy Corp.	1,158,948

Shares		Fair Value
COMMON STOCKS — (continued)
	Oil, Gas & Consumable Fuels — (continued)
70,050	Williams Cos., Inc. (The)	$991,208
		7,674,903
	Pharmaceuticals — 3.8%
68,650	Bristol-Myers Squibb Co.	3,826,551
10,200	Merck & Co., Inc.	784,788
94,250	Pfizer, Inc.	3,076,320
		7,687,659
	Semiconductors & Semiconductor Equipment — 5.2%
65,050	Applied Materials, Inc.	2,980,591
88,750	Intel Corp.	4,803,150
11,200	Lam Research Corp.	2,688,000
		10,471,741
	Software — 1.3%
53,100	Oracle Corp.	2,566,323

	Specialty Retail — 0.2%
500	AutoZone, Inc.(a)	423,000

	Technology Hardware, Storage & Peripherals — 1.3%
10,550	Apple, Inc.	2,682,759

	Thrifts & Mortgage Finance — 0.4%
81,750	New York Community Bancorp, Inc.	767,633

	Tobacco — 3.1%
83,800	Altria Group, Inc.	3,240,546
40,150	Philip Morris International, Inc.	2,929,344
		6,169,890
	Trading Companies & Distributors — 0.4%
8,150	United Rentals, Inc.(a)	838,635
	Total Common Stocks (Cost $229,788,766)	200,034,776

MONEY MARKET FUND — 1.2%
2,381,769	Federated Treasury Obligations Fund, Institutional Shares, 0.31%(b)	2,381,769
	Total Money Market Fund (Cost $2,381,769)	2,381,769
Total Investments — 100.2% (Cost $232,170,535)		202,416,545
Net Other Assets (Liabilities) — (0.2)%		(370,539)
NET ASSETS — 100.0%		$202,046,006

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

Continued

11

Sterling Capital Mid Value Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.2%
	Auto Components — 3.1%
74,523	Gentex Corp.	$1,651,430

	Capital Markets — 3.0%
27,394	Affiliated Managers Group, Inc.	1,620,081

	Chemicals — 3.1%
96,913	Axalta Coating Systems, Ltd.(a)	1,673,688

	Commercial Services & Supplies — 0.2%
267,608	Civeo Corp.(a)	110,228

	Construction & Engineering — 2.4%
9,585	Arcosa, Inc.	380,908
11,582	Jacobs Engineering Group, Inc.	918,105
		1,299,013
	Consumer Finance — 4.9%
222,451	SLM Corp.	1,599,423
65,539	Synchrony Financial	1,054,523
		2,653,946
	Containers & Packaging — 2.3%
20,902	Crown Holdings, Inc.(a)	1,213,152

	Diversified Consumer Services — 1.4%
73,243	Laureate Education, Inc., Class A(a)	769,784

	Diversified Financial Services — 4.0%
158,411	Jefferies Financial Group, Inc.	2,165,478

	Diversified Telecommunication Services — 2.5%
138,940	CenturyLink, Inc.	1,314,372

	Electrical Equipment — 2.7%
50,713	Sensata Technologies Holding PLC(a)	1,467,127

	Energy Equipment & Services — 0.8%
41,890	Core Laboratories NV	433,143

	Health Care Equipment & Supplies — 3.9%
20,522	Zimmer Biomet Holdings, Inc.	2,074,364

	Health Care Providers & Services — 8.0%
17,303	HCA Healthcare, Inc.	1,554,675
14,428	Laboratory Corp. of America Holdings(a)	1,823,555
6,825	McKesson Corp.	923,149
		4,301,379
	Hotels, Restaurants & Leisure — 4.9%
17,506	Hilton Worldwide Holdings, Inc.	1,194,609
71,396	Stars Group, Inc. (The)(a)	1,457,906
		2,652,515
	Household Products — 3.0%
43,616	Spectrum Brands Holdings, Inc.	1,586,314

	Insurance — 9.6%
9,909	Enstar Group, Ltd.(a)	1,576,026
70,410	Lincoln National Corp.	1,853,191
1,885	Markel Corp.(a)	1,749,073
		5,178,290
	Interactive Media & Services — 3.4%
18,253	Baidu, Inc., ADR(a)	1,839,720

Shares		Fair Value
COMMON STOCKS — (continued)
	Internet & Direct Marketing Retail — 4.8%
29,402	eBay, Inc.	$883,824
30,226	Expedia Group, Inc.	1,700,817
		2,584,641
	IT Services — 3.2%
20,066	Euronet Worldwide, Inc.(a)	1,720,058

	Machinery — 2.0%
68,378	Trinity Industries, Inc.	1,098,834

	Media — 4.0%
27,869	Fox Corp., Class A	658,544
111,633	News Corp., Class B	1,003,581
33,891	ViacomCBS, Inc., Class B	474,813
		2,136,938
	Oil, Gas & Consumable Fuels — 1.4%
452,012	Southwestern Energy Co.(a)	763,900

	Pharmaceuticals — 2.7%
39,325	Prestige Consumer Healthcare, Inc.(a)	1,442,441

	Professional Services — 1.8%
27,578	ASGN, Inc.(a)	974,055

	Real Estate Management & Development — 3.8%
53,818	CBRE Group, Inc., Class A(a)	2,029,477

	Specialty Retail — 3.2%
31,777	CarMax, Inc.(a)	1,710,556

	Technology Hardware, Storage & Peripherals — 3.1%
95,384	NCR Corp.(a)	1,688,297

	Trading Companies & Distributors — 4.0%
70,773	Air Lease Corp.	1,566,914
19,959	HD Supply Holdings, Inc.(a)	567,434
		2,134,348
	Total Common Stocks (Cost $62,566,064)	52,287,569

MONEY MARKET FUND — 3.0%
1,598,874	Federated Treasury Obligations Fund, Institutional Shares, 0.31%(b)	1,598,874
	Total Money Market Fund (Cost $1,598,874)	1,598,874
Total Investments — 100.2% (Cost $64,164,938)		53,886,443
Net Other Assets (Liabilities) — (0.2)%		(101,439)
NET ASSETS — 100.0%		$53,785,004

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ADR — American Depositary Receipt

See accompanying Notes to the Financial Statements.

12

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 96.2%
	Air Freight & Logistics — 0.9%
10,846	Atlas Air Worldwide Holdings, Inc.(a)	$278,417
7,853	Hub Group, Inc., Class A(a)	357,076
		635,493
	Banks — 17.1%
14,184	Ameris Bancorp	337,012
15,816	Associated Banc-Corp.	202,287
40,176	Bancorp, Inc. (The)(a)	243,868
21,360	BancorpSouth Bank	404,131
16,946	Bank OZK	282,998
10,867	BankUnited, Inc.	203,213
4,914	BOK Financial Corp.	209,140
11,838	Bryn Mawr Bank Corp.	335,962
44,117	Cadence BanCorp.	288,966
16,900	Cathay General Bancorp	387,855
11,341	CIT Group, Inc.	195,746
10,463	Citizens Financial Group, Inc.	196,809
6,626	Comerica, Inc.	194,407
20,858	ConnectOne Bancorp, Inc.	280,331
23,311	Customers Bancorp, Inc.(a)	254,789
7,646	East West Bancorp, Inc.	196,808
11,385	Enterprise Financial Services Corp.	317,755
9,933	First Financial Corp.	334,941
24,390	First Horizon National Corp.	196,583
32,725	FNB Corp.	241,183
34,297	Fulton Financial Corp.	394,072
7,697	Great Southern Bancorp, Inc.	310,959
15,900	Great Western Bancorp, Inc.	325,632
20,241	Hancock Whitney Corp.	395,104
26,687	Hilltop Holdings, Inc.	403,507
36,911	Hope Bancorp, Inc.	303,408
11,982	Independent Bank Group, Inc.	283,734
49,252	Investors Bancorp, Inc.	393,523
15,701	Midland States Bancorp, Inc.	274,610
5,424	Pinnacle Financial Partners, Inc.	203,617
11,585	Popular, Inc.	405,475
8,421	Preferred Bank	284,798
11,713	QCR Holdings, Inc.	317,071
14,537	Sandy Spring Bancorp, Inc.	329,118
2,477	Signature Bank	199,126
24,274	Simmons First National Corp., Class A	446,642
11,486	Synovus Financial Corp.	201,694
18,863	Umpqua Holdings Corp.	205,607
9,358	Webster Financial Corp.	214,298
6,724	Western Alliance Bancorp	205,822
7,690	Zions Bancorp NA	205,784
		11,608,385
	Beverages — 0.3%
5,347	National Beverage Corp.(a)	228,050

	Building Products — 2.5%
24,562	Builders FirstSource, Inc.(a)	300,393
8,058	Gibraltar Industries, Inc.(a)	345,849
5,541	Masonite International Corp.(a)	262,920
5,029	Owens Corning	195,175
23,541	Quanex Building Products Corp.	237,293
9,978	Universal Forest Products, Inc.	371,082
		1,712,712

Shares		Fair Value
COMMON STOCKS — (continued)
	Chemicals — 0.5%
16,910	Huntsman Corp.	$244,011
2,012	Minerals Technologies, Inc.	72,955
		316,966
	Commercial Services & Supplies — 1.5%
47,817	ADT, Inc.	206,569
3,237	Cimpress PLC(a)	172,208
98,933	Pitney Bowes, Inc.	201,823
2,910	UniFirst Corp./MA	439,672
		1,020,272
	Communications Equipment — 0.5%
10,761	EchoStar Corp., Class A(a)	344,029

	Construction & Engineering — 2.2%
14,326	Arcosa, Inc.	569,315
53,533	Great Lakes Dredge & Dock Corp.(a)	444,324
8,440	MasTec, Inc.(a)	276,241
33,119	Tutor Perini Corp.(a)	222,560
		1,512,440
	Construction Materials — 0.9%
4,345	Eagle Materials, Inc.	253,835
25,307	Summit Materials, Inc., Class A(a)	379,605
		633,440
	Consumer Finance — 2.8%
13,421	Ally Financial, Inc.	193,665
15,010	Encore Capital Group, Inc.(a)	350,934
31,690	Navient Corp.	240,210
13,815	OneMain Holdings, Inc.	264,143
15,197	Regional Management Corp.(a)	207,591
26,720	Santander Consumer USA Holdings, Inc.	371,675
36,665	SLM Corp.	263,621
		1,891,839
	Containers & Packaging — 0.7%
17,290	Ardagh Group SA	205,059
9,168	Greif, Inc., Class A	285,033
		490,092
	Diversified Financial Services — 0.8%
13,299	Equitable Holdings, Inc.	192,171
36,130	FGL Holdings	354,074
		546,245
	Electric Utilities — 3.2%
3,706	IDACORP, Inc.	325,350
10,003	NRG Energy, Inc.	272,682
34,176	PG&E Corp.(a)	307,242
2,592	Pinnacle West Capital Corp.	196,448
21,945	Portland General Electric Co.	1,052,043
		2,153,765
	Electrical Equipment — 0.4%
9,080	AZZ, Inc.	255,330

	Electronic Equipment, Instruments & Components — 2.5%
3,801	Arrow Electronics, Inc.(a)	197,158
7,655	Avnet, Inc.	192,141
18,045	Sanmina Corp.(a)	492,268
42,380	TTM Technologies, Inc.(a)	438,209

See accompanying Notes to the Financial Statements.

13

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Electronic Equipment, Instruments & Components — (continued)
26,794	Vishay Intertechnology, Inc.	$386,102
		1,705,878
	Equity Real Estate Investment Trusts (REITS) — 9.7%
25,218	Apple Hospitality REIT, Inc.	231,249
27,262	Brixmor Property Group, Inc.	258,989
36,174	Chatham Lodging Trust	214,874
10,605	CorEnergy Infrastructure Trust, Inc.	194,920
6,921	Douglas Emmett, Inc.	211,160
7,872	EPR Properties	190,660
15,840	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	323,294
27,400	Industrial Logistics Properties Trust	480,596
18,170	Kimco Realty Corp.	175,704
3,370	Life Storage, Inc.	318,633
8,622	LTC Properties, Inc.	266,420
29,809	Macerich Co. (The)	167,825
23,427	Medical Properties Trust, Inc.	405,053
6,285	National Health Investors, Inc.	311,233
23,373	Paramount Group, Inc.	205,682
20,713	Park Hotels & Resorts, Inc.	163,840
504	Retail Value, Inc.	6,174
41,330	RLJ Lodging Trust	319,068
40,096	Sabra Health Care REIT, Inc.	437,848
30,159	Service Properties Trust	162,859
4,730	SL Green Realty Corp.	203,863
8,189	Spirit Realty Capital, Inc.	214,142
47,730	Summit Hotel Properties, Inc.	201,421
27,891	Sunstone Hotel Investors, Inc.	242,931
30,472	Tanger Factory Outlet Centers, Inc.	152,360
18,722	VICI Properties, Inc.	311,534
13,592	Weingarten Realty Investors	196,133
		6,568,465
	Food & Staples Retailing — 1.4%
20,429	SpartanNash Co.	292,543
19,781	Sprouts Farmers Market, Inc.(a)	367,729
34,755	United Natural Foods, Inc.(a)	319,051
		979,323
	Food Products — 0.9%
2,745	Ingredion, Inc.	207,247
4,675	John B Sanfilippo & Son, Inc.	417,945
		625,192
	Gas Utilities — 1.3%
2,548	Chesapeake Utilities Corp.	218,389
8,518	National Fuel Gas Co.	317,636
4,806	Spire, Inc.	357,951
		893,976
	Health Care Equipment & Supplies — 0.3%
16,311	Lantheus Holdings, Inc.(a)	208,128

	Health Care Providers & Services — 3.0%
5,579	DaVita, Inc.(a)	424,339
43,361	Owens & Minor, Inc.	396,753
11,534	Premier, Inc., Class A(a)	377,392
24,099	Select Medical Holdings Corp.(a)	361,485
18,662	Tenet Healthcare Corp.(a)	268,733

Shares		Fair Value
COMMON STOCKS — (continued)
	Health Care Providers & Services — (continued)
2,240	Universal Health Services, Inc., Class B	$221,939
		2,050,641
	Hotels, Restaurants & Leisure — 0.7%
30,562	International Game Technology PLC	181,844
23,366	Penn National Gaming, Inc.(a)	295,580
		477,424
	Household Durables — 2.4%
11,846	La-Z-Boy, Inc.	243,435
11,615	Meritage Homes Corp.(a)	424,064
12,827	PulteGroup, Inc.	286,299
28,984	Taylor Morrison Home Corp.(a)	318,824
42,992	TRI Pointe Group, Inc.(a)	377,040
		1,649,662
	Household Products — 0.5%
12,496	Central Garden & Pet Co., Class A(a)	319,523

	Independent Power and Renewable Electricity Producers — 0.9%
30,472	AES Corp.	414,419
13,026	Vistra Energy Corp.	207,895
		622,314
	Insurance — 5.8%
11,247	Assured Guaranty, Ltd.	290,060
6,305	CNA Financial Corp.	195,707
44,915	CNO Financial Group, Inc.	556,497
10,982	Employers Holdings, Inc.	444,881
1,053	Everest Re Group, Ltd.	202,618
6,436	First American Financial Corp.	272,951
160,086	Genworth Financial, Inc., Class A(a)	531,486
7,537	Lincoln National Corp.	198,374
20,678	National General Holdings Corp.	342,221
19,179	Old Republic International Corp.	292,480
4,586	Reinsurance Group of America, Inc.	385,866
13,211	Unum Group.	198,297
		3,911,438
	Internet & Direct Marketing Retail — 0.3%
15,191	1-800-Flowers.com, Inc., Class A(a)	200,977

	IT Services — 2.0%
947	CACI International, Inc., Class A(a)	199,959
14,227	Cardtronics PLC, Class A(a)	297,629
29,490	Perspecta, Inc.	537,898
11,705	Sykes Enterprises, Inc.(a)	317,440
		1,352,926
	Leisure Products — 0.4%
33,102	Vista Outdoor, Inc.(a)	291,298

	Machinery — 0.4%
8,299	Astec Industries, Inc.	290,216

	Marine — 0.5%
10,678	Matson, Inc.	326,960

	Media — 1.2%
21,386	Gray Television, Inc.(a)	229,686
5,449	John Wiley & Sons, Inc., Class A	204,283
14,860	Meredith Corp.	181,589

Continued

14

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Media — (continued)
65,298	National CineMedia, Inc.	$212,871
		828,429
	Metals & Mining — 1.6%
25,996	Commercial Metals Co.	410,477
4,493	Reliance Steel & Aluminum Co.	393,542
20,071	Schnitzer Steel Industries, Inc., Class A	261,726
		1,065,745
	Mortgage Real Estate Investment Trusts (REITS) — 0.0%
1,019	Great Ajax Corp.	6,481

	Multiline Retail — 0.2%
4,007	Dillard’s, Inc., Class A	148,059

	Multi-Utilities — 1.8%
15,293	Avista Corp.	649,800
13,848	MDU Resources Group, Inc.	297,732
5,507	Unitil Corp.	288,126
		1,235,658
	Oil, Gas & Consumable Fuels — 4.0%
8,228	Arch Coal, Inc., Class A	237,789
72,359	DHT Holdings, Inc.	554,994
30,274	Dorian LPG, Ltd.(a)	263,687
109,465	Nordic American Tankers, Ltd.	495,876
29,794	SFL Corp., Ltd.	282,149
20,893	Teekay Tankers, Ltd., Class A(a)	464,660
16,612	World Fuel Services Corp.	418,290
		2,717,445
	Paper & Forest Products — 0.9%
13,888	Boise Cascade Co.	330,257
11,024	Schweitzer-Mauduit International, Inc.	306,688
		636,945
	Personal Products — 0.1%
1,673	Edgewell Personal Care Co.(a)	40,286

	Pharmaceuticals — 3.1%
35,839	Corcept Therapeutics, Inc.(a)	426,126
1,125	Horizon Therapeutics PLC(a)	33,323
32,483	Innoviva, Inc.(a)	382,000
46,721	Lannett Co., Inc.(a)	324,711
18,707	Mylan NV(a)	278,921
10,962	Prestige Consumer Healthcare, Inc.(a)	402,086
12,642	Supernus Pharmaceuticals, Inc.(a)	227,430
		2,074,597
	Professional Services — 1.1%
19,896	Kelly Services, Inc., Class A	252,480
3,594	ManpowerGroup, Inc.	190,446
20,970	TrueBlue, Inc.(a)	267,577
		710,503
	Real Estate Management & Development — 1.6%
16,713	Cushman & Wakefield PLC(a)	196,211
20,165	Forestar Group, Inc.(a)	208,708
3,845	Howard Hughes Corp. (The)(a)	194,249
2,751	Jones Lang LaSalle, Inc.	277,796
69,727	Realogy Holdings Corp.	209,878
		1,086,842

Shares		Fair Value
COMMON STOCKS — (continued)
	Road & Rail — 0.5%
11,523	Schneider National, Inc., Class B	$222,855
3,153	Werner Enterprises, Inc.	114,328
		337,183
	Semiconductors & Semiconductor Equipment — 5.9%
57,989	Amkor Technology, Inc.(a)	451,734
6,764	Cirrus Logic, Inc.(a)	443,921
11,503	Ichor Holdings, Ltd.(a)	220,397
34,130	NeoPhotonics Corp.(a)	247,443
25,599	Photronics, Inc.(a)	262,646
2,122	Power Integrations, Inc.	187,436
4,927	Qorvo, Inc.(a)	397,264
56,343	Rambus, Inc.(a)	625,407
14,504	SMART Global Holdings, Inc.(a)	352,447
6,961	Synaptics, Inc.(a)	402,833
27,708	Ultra Clean Holdings, Inc.(a)	382,370
		3,973,898
	Specialty Retail — 3.4%
8,464	AutoNation, Inc.(a)	237,500
21,874	Buckle, Inc. (The)	299,893
15,523	Genesco, Inc.(a)	207,077
163,465	Office Depot, Inc.	268,083
26,591	Rent-A-Center, Inc.	375,997
2,552	RH(a)	256,399
54,385	Sportsman’s Warehouse Holdings, Inc.(a)	335,012
18,023	Zumiez, Inc.(a)	312,158
		2,292,119
	Technology Hardware, Storage & Peripherals — 0.3%
10,666	Xerox Holdings Corp.	202,014

	Textiles, Apparel & Luxury Goods — 0.4%
12,395	Kontoor Brands, Inc.	237,612

	Trading Companies & Distributors — 2.1%
26,572	BMC Stock Holdings, Inc.(a)	471,122
15,916	GMS, Inc.(a)	250,359
8,792	Rush Enterprises, Inc., Class A	280,641
16,038	Triton International, Ltd./Bermuda	414,903
		1,417,025
	Wireless Telecommunication Services — 0.7%
11,869	Telephone & Data Systems, Inc.	198,924
10,503	U.S. Cellular Corp.(a)	307,633
		506,557
	Total Common Stocks (Cost $81,400,051)	65,340,797

EXCHANGE TRADED FUND — 3.5%
29,000	iShares Russell 2000 Value ETF	2,378,870
	Total Exchange Traded Fund (Cost $2,359,252)	2,378,870

Continued

15

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 1.0%
665,105	Federated Treasury Obligations Fund, Institutional Shares, 0.31%(b)	$665,105
	Total Money Market Fund (Cost $665,105)	665,105
Total Investments — 100.7% (Cost $84,424,408)		68,384,772
Net Other Assets (Liabilities) — (0.7)%		(444,515)
NET ASSETS — 100.0%		$67,940,257

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

Continued

16

Sterling Capital Special Opportunities Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.9%
	Air Freight & Logistics — 3.5%
217,000	FedEx Corp.	$26,313,420

	Auto Components — 2.7%
412,000	Aptiv PLC	20,286,880

	Biotechnology — 1.7%
168,000	Gilead Sciences, Inc.	12,559,680

	Capital Markets — 2.2%
497,000	Charles Schwab Corp. (The)	16,709,140

	Communications Equipment — 5.9%
1,117,003	Cisco Systems, Inc.	43,909,388

	Consumer Finance — 3.3%
486,700	Capital One Financial Corp.	24,539,414

	Entertainment — 4.1%
519,850	Activision Blizzard, Inc.	30,920,678

	Equity Real Estate Investment Trusts (REITS) — 0.5%
107,000	Ryman Hospitality Properties, Inc.	3,835,950

	Health Care Equipment & Supplies — 10.9%
591,000	Boston Scientific Corp.(a)	19,284,330
266,000	Danaher Corp.	36,817,060
720,500	Hologic, Inc.(a)	25,289,550
		81,390,940
	Health Care Providers & Services — 8.5%
322,500	HCA Healthcare, Inc.	28,976,625
140,300	UnitedHealth Group, Inc.	34,988,014
		63,964,639
	Health Care Technology — 3.5%
418,500	Cerner Corp.	26,361,315

	Household Durables — 3.1%
600,000	Lennar Corp., Class A	22,920,000

	Interactive Media & Services — 7.4%
47,500	Alphabet, Inc., Class C(a)	55,233,475

	IT Services — 8.7%
432,688	Akamai Technologies, Inc.(a)	39,586,625
96,687	Broadridge Financial Solutions, Inc.	9,168,828
177,592	Fiserv, Inc.(a)	16,869,464
		65,624,917

Shares		Fair Value
COMMON STOCKS — (continued)
	Media — 8.9%
1,321,500	Comcast Corp., Class A	$45,433,170
1,222,000	Discovery, Inc., Class C(a)	21,433,880
		66,867,050
	Pharmaceuticals — 5.0%
675,500	Bristol-Myers Squibb Co.	37,652,370

	Professional Services — 3.6%
194,000	Verisk Analytics, Inc.	27,039,720

	Real Estate Management & Development — 3.1%
614,000	CBRE Group, Inc., Class A(a)	23,153,940

	Semiconductors & Semiconductor Equipment — 4.0%
362,400	NXP Semiconductors NV	30,053,832

	Software — 7.3%
341,000	CDK Global, Inc.	11,201,850
66,765	Check Point Software Technologies, Ltd.(a)	6,712,553
110,000	Intuit, Inc.	25,300,000
192,650	PTC, Inc.(a)	11,792,107
		55,006,510
	Total Common Stocks (Cost $551,135,640)	734,343,258

MONEY MARKET FUND — 2.1%
15,423,600	Federated Treasury Obligations Fund, Institutional Shares, 0.31%(b)	15,423,600
	Total Money Market Fund (Cost $15,423,600)	15,423,600

Total Investments — 100.0% (Cost $566,559,240)		749,766,858
Net Other Assets (Liabilities) — 0.0%		233,262
NET ASSETS — 100.0%		$750,000,120

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

17

Sterling Capital Equity Income Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.7%
	Air Freight & Logistics — 3.5%
554,500	United Parcel Service, Inc., Class B	$51,801,390

	Automobiles — 2.4%
1,693,800	General Motors Co.	35,197,164

	Beverages — 3.9%
485,855	PepsiCo, Inc.	58,351,186

	Biotechnology — 3.5%
681,500	AbbVie, Inc.	51,923,485

	Capital Markets — 6.4%
153,660	Goldman Sachs Group, Inc. (The)	23,754,299
260,360	Morgan Stanley	8,852,240
292,000	Nasdaq, Inc.	27,725,400
451,600	Northern Trust Corp.	34,077,736
		94,409,675
	Consumer Finance — 2.8%
1,161,000	Discover Financial Services	41,412,870

	Diversified Telecommunication Services — 4.4%
1,197,000	Verizon Communications, Inc.	64,314,810

	Electronic Equipment, Instruments & Components — 2.9%
2,099,000	Corning, Inc.	43,113,460

	Equity Real Estate Investment Trusts (REITS) — 3.9%
1,590,000	Brookfield Property REIT, Inc., Class A	13,499,100
306,000	Crown Castle International Corp.	44,186,400
		57,685,500
	Food Products — 3.1%
788,984	Tyson Foods, Inc., Class A	45,658,504

	Health Care Equipment & Supplies — 8.8%
938,500	Abbott Laboratories	74,057,035
625,000	Medtronic PLC	56,362,500
		130,419,535
	Health Care Providers & Services — 8.1%
262,900	Anthem, Inc.	59,688,816
1,001,000	CVS Health Corp.	59,389,330
		119,078,146
	Hotels, Restaurants & Leisure — 5.9%
1,059,000	Restaurant Brands International, Inc.	42,391,770
693,000	Starbucks Corp.	45,557,820
		87,949,590

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrial Conglomerates — 3.4%
374,000	Honeywell International, Inc.	$50,037,460

	Insurance — 3.4%
447,000	Chubb, Ltd.	49,925,430

	IT Services — 4.4%
394,000	Accenture PLC, Class A	64,324,440

	Oil, Gas & Consumable Fuels — 3.9%
305,616	Cabot Oil & Gas Corp.	5,253,539
710,608	Enbridge, Inc.	20,671,587
602,500	Phillips 66	32,324,125
		58,249,251
	Pharmaceuticals — 8.5%
467,200	Johnson & Johnson	61,263,936
847,000	Merck & Co., Inc.	65,168,180
		126,432,116
	Semiconductors & Semiconductor Equipment — 6.6%
635,500	Analog Devices, Inc.	56,972,575
848,757	Maxim Integrated Products, Inc.	41,258,078
		98,230,653
	Software — 5.7%
537,000	Microsoft Corp.	84,690,270

	Specialty Retail — 4.2%
334,800	Home Depot, Inc. (The)	62,510,508
	Total Common Stocks (Cost $1,296,939,481)	1,475,715,443

MONEY MARKET FUND — 0.4%
5,889,918	Federated Treasury Obligations Fund, Institutional Shares, 0.31%(a)	5,889,918
	Total Money Market Fund (Cost $5,889,918)	5,889,918
Total Investments — 100.1% (Cost $1,302,829,399)		1,481,605,361
Net Other Assets (Liabilities) — (0.1)%		(1,619,914)
NET ASSETS — 100.0%		$1,479,985,447

(a)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

18

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 95.1%
	Australia — 3.7%
121,850	Coca-Cola Amatil, Ltd.	$657,659
105,650	Fortescue Metals Group, Ltd.	647,448
90,725	Lendlease Group	568,827
1,250	Macquarie Group, Ltd.	66,573
294,525	Stockland, REIT	452,896
25,875	Washington H Soul Pattinson & Co., Ltd.	267,377
		2,660,780
	Austria — 1.9%
14,375	ANDRITZ AG	450,366
19,050	OMV AG	521,340
28,075	Raiffeisen Bank International AG	403,837
		1,375,543
	Belgium — 2.9%
11,550	Ageas	481,312
8,725	KBC Group NV	395,899
650	Solvay SA	46,844
16,200	Telenet Group Holding NV	486,464
7,600	UCB SA	650,273
		2,060,792
	Denmark — 0.9%
19,475	Pandora A/S	625,754

	Finland — 1.1%
28,200	UPM-Kymmene OYJ	768,928

	France — 8.1%
10,775	Amundi SA(b)	623,436
12,700	Atos SE	846,142
75	Capgemini SE	6,267
25,600	Cie de Saint-Gobain	614,284
12,650	Danone SA	809,578
9,400	Eiffage SA	667,246
35,300	Engie SA	361,488
3,550	LVMH Moet Hennessy Louis Vuitton SE	1,301,969
39,950	Orange SA	483,693
4,850	Valeo SA	78,938
		5,793,041
	Germany — 7.5%
17,825	Bayer AG	1,021,346
3,875	Brenntag AG	140,787
79,425	E.ON SE	814,717
10,125	Fresenius Medical Care AG & Co. KGaA	660,920
19,050	Fresenius SE & Co. KGaA	709,283
9,125	HeidelbergCement AG	389,848
10,500	Henkel AG & Co. KGaA	771,308
4,300	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	864,603
		5,372,812
	Hong Kong — 1.9%
51,500	CK Hutchison Holdings, Ltd.	343,256
188,000	Hang Lung Properties, Ltd.	379,109
93,000	Wheelock & Co., Ltd.	630,162
		1,352,527
	Ireland — 1.0%
25,925	Smurfit Kappa Group PLC	732,280

	Israel — 1.1%
91,375	Teva Pharmaceutical Industries, Ltd., ADR(a)	820,548

Shares		Fair Value
COMMON STOCKS — (continued)
	Italy — 2.7%
52,125	Assicurazioni Generali SpA	$706,023
146,250	Snam SpA	668,407
1,509,100	Telecom Italia SpA/Milano	589,608
		1,964,038
	Japan — 26.8%
31,200	Aozora Bank, Ltd.	595,427
3,500	Central Japan Railway Co.	560,949
16,900	FUJIFILM Holdings Corp.	832,825
21,100	Hankyu Hanshin Holdings, Inc.	708,860
24,200	Hitachi, Ltd.	695,179
95,400	Inpex Corp.	535,200
42,500	ITOCHU Corp.	879,521
67,500	J Front Retailing Co., Ltd.	557,102
34,400	KDDI Corp.	1,016,128
13,400	Medipal Holdings Corp.	250,391
134,000	Mitsubishi UFJ Lease & Finance Co., Ltd.	655,903
53,900	Mitsui & Co., Ltd.	748,332
30,500	Mitsui Chemicals, Inc.	574,076
358,300	Mizuho Financial Group, Inc.	411,070
49,500	Nexon Co., Ltd.	808,872
36,300	Nippon Telegraph & Telephone Corp.	868,173
73,700	NTT Data Corp.	705,498
86,000	Obayashi Corp.	729,756
53,700	ORIX Corp.	640,677
149,100	Renesas Electronics Corp.(a)	530,359
210,800	Resona Holdings, Inc.	632,043
46,000	Sekisui House, Ltd.	758,634
94,400	Shimizu Corp.	734,606
50,600	Sumitomo Corp.	577,055
32,200	Sumitomo Mitsui Financial Group, Inc.	782,247
25,000	Toyota Motor Corp.	1,506,623
26,400	Toyota Tsusho Corp.	616,687
25,800	Yokohama Rubber Co., Ltd. (The)	319,845
		19,232,038
	Netherlands — 2.6%
9,200	Heineken Holding NV	716,943
26,075	Koninklijke Ahold Delhaize NV	607,458
15,750	Randstad NV	555,848
		1,880,249
	Norway — 0.6%
40,475	DNB ASA	450,929

	Singapore — 1.0%
308,100	Wilmar International, Ltd.	696,740

	Spain — 3.0%
18,350	ACS Actividades de Construccion y Servicios SA	364,420
214,025	Banco Bilbao Vizcaya Argentaria SA	662,741
24,075	Enagas SA	474,933
31,100	Endesa SA	658,089
		2,160,183
	Sweden — 4.1%
27,400	Essity AB, Class B	839,360
46,875	Skanska AB, Class B(a)	705,429
85,775	Svenska Handelsbanken AB, Class A(a)	707,395
11,825	Swedish Match AB	669,527
		2,921,711

See accompanying Notes to the Financial Statements.

19

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Switzerland — 11.4%
16,325	Adecco Group AG	$643,313
9,600	Nestle SA	982,731
21,950	Novartis AG	1,810,850
6,525	Roche Holding AG	2,099,367
6,525	Swatch Group AG (The)	252,614
900	Swisscom AG	481,933
86,275	UBS Group AG	790,807
3,225	Zurich Insurance Group AG	1,132,964
		8,194,579
	United Kingdom — 12.8%
43,875	Anglo American PLC	768,847
38,150	Antofagasta PLC	364,349
15,425	Berkeley Group Holdings PLC	688,471
33,175	British American Tobacco PLC	1,130,112
187,000	Direct Line Insurance Group PLC	682,680
67,150	GlaxoSmithKline PLC	1,260,011
81,375	GVC Holdings PLC	563,661
231,775	J Sainsbury PLC	599,696
24,275	Rio Tinto PLC	1,112,819
16,125	Royal Dutch Shell PLC, Class A	280,150
50,175	SSE PLC	806,263
254,225	Wm Morrison Supermarkets PLC	555,392
62,575	WPP PLC	425,442
		9,237,893
	Total Common Stocks (Cost $77,735,643)	68,301,365

PREFERRED STOCKS — 1.3%
	Germany — 1.3%
4,425	Henkel AG & Co. KGaA	353,919
13,100	Porsche Automobil Holding SE	547,586
	Total Preferred Stocks (Cost $1,265,013)	901,505

Shares		Fair Value
MONEY MARKET FUND — 2.3%
	United States — 2.3%
1,652,572	Federated Treasury Obligations Fund, Institutional Shares, 0.31%(c)	$1,652,572
	Total Money Market Fund (Cost $1,652,572)	1,652,572
Total Investments — 98.7% (Cost $80,653,228)		70,855,442
Net Other Assets (Liabilities) — 1.3%		968,725
NET ASSETS — 100.0%		$71,824,167

(a)	Represents non-income producing security.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. Sterling Capital Management LLC (the “Advisor”), using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	Represents the current yield as of report date.

ADR — American Depository Receipts

Continued

20

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Industry	Percentage of net assets
Auto Components	0.5%
Automobiles	2.9%
Banks	7.0%
Beverages	1.9%
Building Products	0.9%
Capital Markets	2.1%
Chemicals	0.9%
Construction & Engineering	4.5%
Construction Materials	0.5%
Containers & Packaging	1.0%
Diversified Financial Services	1.8%
Diversified Telecommunication Services	3.4%
Electric Utilities	2.0%
Electronic Equipment, Instruments & Components	1.0%
Entertainment	1.1%
Equity Real Estate Investment Trusts (REITS)	0.6%
Food & Staples Retailing	2.4%
Food Products	3.5%
Gas Utilities	1.6%
Health Care Providers & Services	2.3%
Hotels, Restaurants & Leisure	0.8%
Household Durables	2.0%
Household Products	2.7%
Industrial Conglomerates	0.5%
Insurance	5.4%
IT Services	2.2%
Machinery	0.6%
Media	1.3%
Metals & Mining	4.0%
Money Market Fund	2.3%
Multiline Retail	0.8%
Multi-Utilities	1.6%
Oil, Gas & Consumable Fuels	2.2%
Paper & Forest Products	1.1%
Pharmaceuticals	10.7%
Professional Services	1.7%
Real Estate Management & Development	2.2%
Road & Rail	1.8%
Semiconductors & Semiconductor Equipment	0.7%
Technology Hardware, Storage & Peripherals	1.2%
Textiles, Apparel & Luxury Goods	3.0%
Tobacco	2.5%
Trading Companies & Distributors	4.1%
Wireless Telecommunication Services	1.4%
98.7%

Continued

21

Sterling Capital SMID Opportunities Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 95.4%
	Aerospace & Defense — 0.9%
2,135	Hexcel Corp.	$79,401

	Airlines — 1.1%
3,404	Alaska Air Group, Inc.	96,912

	Auto Components — 4.1%
5,174	Aptiv PLC	254,768
4,848	Gentex Corp.	107,432
		362,200
	Commercial Services & Supplies — 4.6%
5,267	Waste Connections, Inc.	408,193

	Consumer Finance — 4.4%
54,090	SLM Corp.	388,907

	Containers & Packaging — 5.3%
7,339	Ball Corp.	474,540

	Electronic Equipment, Instruments & Components — 0.5%
520	Rogers Corp.(a)	49,098

	Entertainment — 3.4%
2,541	Take-Two Interactive Software, Inc.(a)	301,388

	Equity Real Estate Investment Trusts (REITS) — 3.1%
7,595	Ryman Hospitality Properties, Inc.	272,281

	Health Care Equipment & Supplies — 10.1%
10,219	Hologic, Inc.(a)	358,687
1,833	Teleflex, Inc.	536,812
		895,499
	Health Care Providers & Services — 13.9%
10,420	Centene Corp.(a)	619,052
4,536	Premier, Inc., Class A(a)	148,418
4,780	Universal Health Services, Inc., Class B	473,602
		1,241,072
	Hotels, Restaurants & Leisure — 4.6%
20,558	Aramark	410,543

	Household Durables — 1.6%
56	NVR, Inc.(a)	143,870

	IT Services — 25.8%
3,764	Akamai Technologies, Inc.(a)	344,368

Shares		Fair Value
COMMON STOCKS — (continued)
	IT Services — (continued)
5,886	Amdocs, Ltd.	$323,553
2,654	Black Knight, Inc.(a)	154,091
920	Broadridge Financial Solutions, Inc.	87,244
5,531	Fiserv, Inc.(a)	525,390
14,924	Genpact, Ltd.	435,781
2,924	Global Payments, Inc.	421,728
		2,292,155
	Machinery — 1.4%
2,609	Crane Co.	128,311

	Oil, Gas & Consumable Fuels — 1.2%
18,751	Parsley Energy, Inc., Class A	107,443

	Real Estate Management & Development — 2.1%
2,377	FirstService Corp.	183,314

	Road & Rail — 4.0%
2,811	Kansas City Southern	357,503

	Software — 2.5%
6,839	CDK Global, Inc.	224,661

	Specialty Retail — 0.8%
1,259	CarMax, Inc.(a)	67,772
	Total Common Stocks (Cost $8,622,230)	8,485,063

MONEY MARKET FUND — 4.7%
414,706	Federated Treasury Obligations Fund, Institutional Shares, 0.31%(b)	414,706
	Total Money Market Fund (Cost $414,706)	414,706
Total Investments — 100.1% (Cost $9,036,936)		8,899,769
Net Other Assets (Liabilities) — (0.1)%		(7,240)
NET ASSETS — 100.0%		$8,892,529

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

22

Sterling Capital Stratton Mid Cap Value Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 94.9%
	Auto Components — 1.2%
16,540	Magna International, Inc.	$527,956

	Banks — 5.8%
18,700	East West Bancorp, Inc.	481,338
8,100	First Republic Bank	666,468
67,700	Huntington Bancshares, Inc.	555,817
47,700	KeyCorp	494,649
12,100	Wintrust Financial Corp.	397,606
		2,595,878
	Capital Markets — 1.6%
7,200	Ameriprise Financial, Inc.	737,856

	Chemicals — 1.3%
15,700	Westlake Chemical Corp.	599,269

	Construction & Engineering — 1.3%
18,300	MasTec, Inc.(a)	598,959

	Containers & Packaging — 5.0%
12,200	Avery Dennison Corp.	1,242,814
29,100	Berry Global Group, Inc.(a)	980,961
		2,223,775
	Electronic Equipment, Instruments & Components — 3.8%
10,500	Arrow Electronics, Inc.(a)	544,635
12,600	CDW Corp.	1,175,202
		1,719,837
	Entertainment — 5.2%
19,600	Activision Blizzard, Inc.	1,165,808
9,900	Take-Two Interactive Software, Inc.(a)	1,174,239
		2,340,047
	Equity Real Estate Investment Trusts (REITS) — 15.7%
16,300	Americold Realty Trust	554,852
17,200	CyrusOne, Inc.	1,062,100
8,100	Digital Realty Trust, Inc.	1,125,171
9,700	EastGroup Properties, Inc.	1,013,456
21,500	Highwoods Properties, Inc.	761,530
35,000	Hudson Pacific Properties, Inc.	887,600
11,300	Mid-America Apartment Communities, Inc.	1,164,239
12,200	Ryman Hospitality Properties, Inc.	437,370
		7,006,318
	Food & Staples Retailing — 3.2%
6,900	Casey’s General Stores, Inc.	914,181
21,300	Performance Food Group Co.(a)	526,536
		1,440,717
	Food Products — 1.9%
15,100	Lamb Weston Holdings, Inc.	862,210

	Gas Utilities — 5.2%
21,800	Southwest Gas Holdings, Inc.	1,516,408
31,000	UGI Corp.	826,770
		2,343,178
	Health Care Equipment & Supplies — 4.1%
3,400	Becton Dickinson & Co.	781,218
10,400	Zimmer Biomet Holdings, Inc.	1,051,232
		1,832,450

Shares		Fair Value
COMMON STOCKS — (continued)
	Household Durables — 1.8%
35,700	PulteGroup, Inc.	$796,824

	Industrial Conglomerates — 2.4%
8,400	Carlisle Cos., Inc.	1,052,352

	Insurance — 7.5%
12,300	American Financial Group, Inc.	861,984
22,300	First American Financial Corp.	945,743
10,700	Globe Life, Inc.	770,079
8,300	Hanover Insurance Group, Inc. (The)	751,814
		3,329,620
	IT Services — 5.8%
6,800	CACI International, Inc., Class A(a)	1,435,820
12,000	Fiserv, Inc.(a)	1,139,880
		2,575,700
	Life Sciences Tools & Services — 8.7%
10,300	ICON PLC(a)	1,400,800
5,710	Medpace Holdings, Inc.(a)	419,000
14,300	PerkinElmer, Inc.	1,076,504
3,500	Thermo Fisher Scientific, Inc.	992,600
		3,888,904
	Machinery — 2.1%
14,300	Oshkosh Corp.	919,919

	Oil, Gas & Consumable Fuels — 3.8%
46,700	Cabot Oil & Gas Corp.	802,773
16,300	Phillips 66	874,495
		1,677,268
	Semiconductors & Semiconductor Equipment — 2.2%
10,900	Skyworks Solutions, Inc.	974,242

	Software — 1.4%
10,200	PTC, Inc.(a)	624,342

	Trading Companies & Distributors — 3.9%
35,300	HD Supply Holdings, Inc.(a)	1,003,579
7,100	United Rentals, Inc.(a)	730,590
		1,734,169
	Total Common Stocks (Cost $33,450,503)	42,401,790

EXCHANGE TRADED FUND — 1.0%
6,700	iShares Russell Mid-Cap Value ETF	429,403
	Total Exchange Traded Fund (Cost $434,798)	429,403

See accompanying Notes to the Financial Statements.

23

Sterling Capital Stratton Mid Cap Value Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 4.0%
1,813,342	Federated Treasury Obligations Fund, Institutional Shares, 0.31%(b)	$1,813,342
	Total Money Market Fund (Cost $1,813,342)	1,813,342
Total Investments — 99.9% (Cost $35,698,643)		44,644,535
Net Other Assets (Liabilities) — 0.1%		35,218
NET ASSETS — 100.0%		$44,679,753

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

Continued

24

Sterling Capital Stratton Real Estate Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.4%
	Diversified — 1.1%
79,000	Alexander & Baldwin, Inc.	$886,380

	Health Care — 8.8%
59,000	Healthcare Trust of America, Inc., Class A	1,432,520
124,000	Medical Properties Trust, Inc.	2,143,960
59,500	Ventas, Inc.	1,594,600
45,000	Welltower, Inc.	2,060,100
		7,231,180
	Hotel & Resort — 3.4%
80,000	MGM Growth Properties, LLC, Class A	1,893,600
25,000	Ryman Hospitality Properties, Inc.	896,250
		2,789,850
	Industrial — 12.1%
68,000	Americold Realty Trust	2,314,720
16,300	EastGroup Properties, Inc.	1,703,024
68,000	First Industrial Realty Trust, Inc.	2,259,640
45,275	Prologis, Inc.	3,638,752
		9,916,136
	Office — 9.2%
20,000	Alexandria Real Estate Equities, Inc.	2,741,200
45,500	Cousins Properties, Inc.	1,331,785
37,000	Highwoods Properties, Inc.	1,310,540
83,000	Hudson Pacific Properties, Inc.	2,104,880
		7,488,405
	Residential — 16.9%
36,000	American Campus Communities, Inc.	999,000
45,822	Apartment Investment & Management Co., Class A	1,610,643
36,800	Equity LifeStyle Properties, Inc.	2,115,264
10,800	Essex Property Trust, Inc.	2,378,592
99,000	Invitation Homes, Inc.	2,115,630
22,000	Mid-America Apartment Communities, Inc.	2,266,660
65,000	UDR, Inc.	2,375,100
		13,860,889

Shares		Fair Value
COMMON STOCKS — (continued)
	Retail — 5.8%
43,400	National Retail Properties, Inc.	$1,397,046
87,000	Retail Opportunity Investments Corp.	721,230
154,000	Retail Properties of America, Inc., Class A	796,180
33,057	Simon Property Group, Inc.	1,813,507
		4,727,963
	Specialized — 41.1%
33,000	American Tower Corp.	7,185,750
44,000	Crown Castle International Corp.	6,353,600
68,000	CubeSmart	1,821,720
31,700	CyrusOne, Inc.	1,957,475
27,900	Digital Realty Trust, Inc.	3,875,589
9,700	Equinix, Inc.	6,058,329
19,500	Life Storage, Inc.	1,843,725
46,000	PotlatchDeltic Corp.	1,443,940
11,600	SBA Communications Corp.	3,131,652
		33,671,780
	Total Common Stocks (Cost $62,532,605)	80,572,583

MONEY MARKET FUND — 1.3%
1,071,551	Federated Treasury Obligations Fund, Institutional Shares, 0.31%(a)	1,071,551
	Total Money Market Fund (Cost $1,071,551)	1,071,551
Total Investments — 99.7% (Cost $63,604,156)		81,644,134
Net Other Assets (Liabilities) — 0.3%		214,899
NET ASSETS — 100.0%		$81,859,033

(a)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

25

Sterling Capital Stratton Small Cap Value Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 96.9%
	Aerospace & Defense — 2.2%
271,325	Moog, Inc., Class A	$13,710,052

	Banks — 18.5%
356,550	Community Bank System, Inc.	20,965,140
713,650	First Midwest Bancorp, Inc.	9,445,158
447,130	Glacier Bancorp, Inc.	15,204,656
212,750	IBERIABANK Corp.	7,693,040
141,200	Signature Bank	11,351,068
39,500	SVB Financial Group(a)	5,967,660
337,840	TCF Financial Corp.	7,655,454
715,191	Umpqua Holdings Corp.	7,795,582
351,750	United Bankshares, Inc.	8,118,390
397,000	Webster Financial Corp.	9,091,300
300,000	Wintrust Financial Corp.	9,858,000
		113,145,448
	Capital Markets — 1.0%
105,700	Affiliated Managers Group, Inc.	6,251,098

	Chemicals — 2.0%
632,947	PolyOne Corp.	12,007,004

	Communications Equipment — 1.9%
500,000	NetScout Systems, Inc.(a)	11,835,000

	Construction & Engineering — 2.6%
475,550	MasTec, Inc.(a)	15,564,751

	Electric Utilities — 3.4%
435,150	Portland General Electric Co.	20,861,091

	Electrical Equipment — 2.5%
313,450	EnerSys	15,522,044

	Electronic Equipment, Instruments & Components — 3.8%
133,100	Anixter International, Inc.(a)	11,695,497
325,808	Belden, Inc.	11,755,153
		23,450,650
	Entertainment — 2.0%
100,410	Take-Two Interactive Software, Inc.(a)	11,909,630

	Equity Real Estate Investment Trusts (REITS) — 12.3%
495,200	American Campus Communities, Inc.	13,741,800
589,813	First Industrial Realty Trust, Inc.	19,599,486
455,064	Highwoods Properties, Inc.	16,118,367
811,600	Medical Properties Trust, Inc.	14,032,564
1,270,000	Retail Properties of America, Inc., Class A	6,565,900
113,300	SL Green Realty Corp.	4,883,230
		74,941,347
	Food & Staples Retailing — 6.4%
415,000	BJ’s Wholesale Club Holdings, Inc.(a)	10,570,050
127,210	Casey’s General Stores, Inc.	16,854,053
464,210	Performance Food Group Co.(a)	11,475,271
		38,899,374
	Food Products — 1.9%
260,000	TreeHouse Foods, Inc.(a)	11,479,000

Shares		Fair Value
COMMON STOCKS — (continued)
	Gas Utilities — 3.4%
301,260	Southwest Gas Holdings, Inc.	$20,955,646

	Health Care Equipment & Supplies — 4.5%
182,173	West Pharmaceutical Services, Inc.	27,735,839

	Health Care Providers & Services — 2.2%
351,788	BioTelemetry, Inc.(a)	13,547,356

	Household Durables — 0.8%
130,000	Meritage Homes Corp.(a)	4,746,300

	Insurance — 6.1%
201,900	Hanover Insurance Group, Inc. (The)	18,288,102
382,550	Selective Insurance Group, Inc.	19,012,735
		37,300,837
	IT Services — 4.1%
119,100	CACI International, Inc., Class A(a)	25,147,965

	Machinery — 5.7%
312,500	Crane Co.	15,368,750
298,700	Oshkosh Corp.	19,215,371
		34,584,121
	Semiconductors & Semiconductor Equipment — 4.9%
990,707	ON Semiconductor Corp.(a)	12,324,395
216,844	Qorvo, Inc.(a)	17,484,132
		29,808,527
	Software — 1.7%
172,737	PTC, Inc.(a)	10,573,232

	Thrifts & Mortgage Finance — 1.3%
697,021	Northwest Bancshares, Inc.	8,064,533

	Trading Companies & Distributors — 1.7%
101,941	United Rentals, Inc.(a)	10,489,729
	Total Common Stocks (Cost $362,701,092)	592,530,574

MONEY MARKET FUND — 2.9%
17,790,418	Federated Treasury Obligations Fund, Institutional Shares, 0.31%(b)	17,790,418
	Total Money Market Fund (Cost $17,790,418)	17,790,418
Total Investments — 99.8% (Cost $380,491,510)		610,320,992
Net Other Assets (Liabilities) — 0.2%		1,512,195
NET ASSETS — 100.0%		$611,833,187

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

26

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 16.0%
$170,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	$168,342
181,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B, 2.240%, 6/19/23	179,584
100,000	AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.260%, 1/18/24	98,630
344,452	ARI Fleet Lease Trust, Series 2018-A, Class A2, 2.550%, 10/15/26(a)	343,436
176,667	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.500%, 7/20/21(a)	176,350
200,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2019-1A, Class A, 3.450%, 3/20/23(a)	196,819
11,574	Capital Auto Receivables Asset Trust, Series 2017-1, Class A3, 2.020%, 8/20/21(a)	11,553
84,321	Chesapeake Funding II, LLC, Series 2017-2A, Class A1, 1.990%, 5/15/29(a)	83,644
257,378	Chesapeake Funding II, LLC, Series 2018-2A, Class A1, 3.230%, 8/15/30(a)	257,396
21,383	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.022%, 6/25/37	21,231
54,430	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 2.372%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(b)	53,846
149,532	Countrywide Asset-Backed Certificates, Series 2006-3, Class 2A3, 1.237%, (LIBOR USD 1-Month plus 0.29%), 6/25/36(b)	147,793
221,185	Enterprise Fleet Financing, LLC, Series 2017-3, Class A2, 2.130%, 5/22/23(a)	220,164
250,000	GreatAmerica Leasing Receivables Funding, LLC, Series 2020-1, Class A2, 1.760%, 6/15/22(a)	247,575
201,734	GreatAmerica Leasing Receivables Funding, LLC, Series 2017-1, Class A4, 2.360%, 1/20/23(a)	200,974
200,000	Hertz Vehicle Financing II L.P., Series 2017-1A, Class A, 2.960%, 10/25/21(a)	196,761
192,634	New Century Home Equity Loan Trust, Series 2005-3, Class M3, 1.712%, (LIBOR USD 1-Month plus 0.77%), 7/25/35(b)	189,581
245,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class B, 3.210%, 9/15/23	244,509
120,000	Santander Drive Auto Receivables Trust, Series 2018-1, Class C, 2.960%, 3/15/24	119,268
87,083	Saxon Asset Securities Trust, Series 2006-2, Class A3C, 1.097%, (LIBOR USD 1-Month plus 0.15%), 9/25/36(b)	85,523
167,502	SoFi Professional Loan Program Trust, Series 2020-A, Class A1FX, 2.060%, 5/15/46(a)	163,264
42,632	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 1.797%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	42,209
1,365	Wheels SPV 2, LLC, Series 2017-1A, Class A2, 1.880%, 4/20/26(a)	1,363
215,000	Wheels SPV 2, LLC, Series 2019-1A, Class A2, 2.300%, 5/22/28(a)	214,854
	Total Asset Backed Securities (Cost $3,697,499)	3,664,669
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.7%
31,099	Freddie Mac, Series 3926, Class MB, 1.750%, 11/15/25	31,141

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$201,829	Freddie Mac, Series 3959, Class PN, 2.000%, 1/15/26	$204,297
14,860	Freddie Mac, Series 3805, Class EK, 4.000%, 6/15/40	14,957
269,087	Freddie Mac, Series 4172, Class PB, 1.500%, 7/15/40	269,743
121,007	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(a)(c)	121,369
197,668	Galton Funding Mortgage Trust, Series 2019-1, Class A41, 4.500%, 2/25/59(a)(c)	197,860
14,893	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	14,798
	Total Collateralized Mortgage Obligations (Cost $853,217)	854,165
COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.1%
253,708	COMM 2014-CCRE15 Mortgage Trust, Series 2014-CR15, Class A2, 2.928%, 2/10/47	253,320
41,503	COMM 2015-CCRE22 Mortgage Trust, Series 2015-CR22, Class A2, 2.856%, 3/10/48	41,467
61,990	COMM 2015-CCRE23 Mortgage Trust, Series 2015-CR23, Class A2, 2.852%, 5/10/48	61,938
399,642	DBUBS 2011-LC2 Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(a)	405,292
170,373	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.717%, 2/15/46(a)	172,226
154,118	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2, 4.393%, 11/15/43(a)	154,503
192,854	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(a)	195,027
326,996	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.667%, 11/15/44	332,030
144,644	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.660%, 3/15/47	145,442
103,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class C, 5.392%, 2/15/44(a)(c)	100,630
	Total Commercial Mortgage-Backed Securities (Cost $1,890,288)	1,861,875
CORPORATE BONDS — 70.5%
	Aerospace & Defense — 0.7%
149,000	L3Harris Technologies, Inc., 4.950%, 2/15/21(a)	152,198

	Automobiles — 3.7%
230,000	Advance Auto Parts, Inc., 4.500%, 1/15/22	236,834
80,000	Ford Motor Credit Co., LLC, 3.200%, 1/15/21	77,300
150,000	General Motors Financial Co., Inc., 3.200%, 7/6/21	142,789
189,000	Hyundai Capital America, 2.812%, (LIBOR USD 3-Month plus 0.94%), 7/8/21(a)(b)	182,841
200,000	Toyota Motor Credit Corp., MTN, 4.500%, 6/17/20	201,034
		840,798
	Banks — 18.6%
250,000	Bank of America Corp., MTN, 2.625%, 10/19/20	250,389

See accompanying Notes to the Financial Statements.

27

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Banks — (continued)
$250,000	BNZ International Funding, Ltd./London, 2.100%, 9/14/21(a)	$247,487
154,000	Citigroup, Inc., 2.755%, (LIBOR USD 3-Month plus 1.38%), 3/30/21(b)	152,884
380,000	Citizens Bank NA/Providence RI, BKNT, 2.200%, 5/26/20	379,370
250,000	Comerica Bank, BKNT, 2.500%, 6/2/20	250,014
100,000	Cooperatieve Rabobank UA, 4.500%, 1/11/21	101,699
250,000	Credit Suisse Group Funding Guernsey, Ltd., 3.125%, 12/10/20	249,749
250,000	DBS Group Holdings, Ltd., 1.489%, (LIBOR USD 3-Month plus 0.49%), 6/8/20(a)(b)	249,530
250,000	DNB Bank ASA, 1.821%, (LIBOR USD 3-Month plus 0.37%), 10/2/20(a)(b)	247,809
150,000	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	147,478
250,000	Goldman Sachs Group, Inc. (The), 3.154%, (LIBOR USD 3-Month plus 1.36%), 4/23/21(b)	248,480
250,000	Huntington National Bank (The), 3.250%, 5/14/21	251,928
250,000	JPMorgan Chase & Co., 4.350%, 8/15/21	256,402
150,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(a)	154,796
250,000	Morgan Stanley, 1.721%, (LIBOR USD 3-Month plus 0.98%), 6/16/20(b)	249,263
90,000	Santander UK Group Holdings PLC, 2.875%, 10/16/20	89,965
150,000	Sumitomo Mitsui Financial Group, Inc., 2.934%, 3/9/21	150,215
200,000	UBS Group AG, 2.950%, 9/24/20(a)	200,335
200,000	UBS Group AG, 3.618%, (LIBOR USD 3-Month plus 1.78%), 4/14/21(a)(b)	195,871
200,000	Wells Fargo & Co., MTN, 2.550%, 12/7/20	200,479
		4,274,143
	Beverages — 0.6%
150,000	Constellation Brands, Inc., 2.392%, (LIBOR USD 3-Month plus 0.70%), 11/15/21(b)	141,396

	Biotechnology — 1.1%
96,000	AbbVie, Inc., 2.300%, 5/14/21	96,306
150,000	Bristol-Myers Squibb Co., 2.875%, 8/15/20(a)	150,525
		246,831
	Chemicals — 2.0%
150,000	Albemarle Corp., 2.742%, (LIBOR USD 3-Month plus 1.05%), 11/15/22(a)(b)	142,836
150,000	DuPont de Nemours, Inc., 2.402%, (LIBOR USD 3-Month plus 0.71%), 11/15/20(b)	148,928
160,000	FMC Corp., 3.950%, 2/1/22	167,154
		458,918
	Commercial Services — 0.9%
100,000	ERAC USA Finance, LLC, 4.500%, 8/16/21(a)	101,955
100,000	ERAC USA Finance, LLC, 2.600%, 12/1/21(a)	100,121
		202,076
	Communications Equipment — 0.7%
11,000	CommScope, Inc., 5.000%, 6/15/21(a)	10,890

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Communications Equipment — (continued)
$156,000	Verizon Communications, Inc., 2.233%, (LIBOR USD 3-Month plus 0.55%), 5/22/20(b)	$155,977
		166,867
	Construction Materials — 1.0%
240,000	Vulcan Materials Co., 2.230%, (LIBOR USD 3-Month plus 0.65%), 3/1/21(b)	230,856
	Diversified Financial Services — 4.0%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/30/20	145,508
150,000	Ally Financial, Inc., 4.250%, 4/15/21	147,375
200,000	Capital One Financial Corp., 2.473%, (LIBOR USD 3-Month plus 0.76%), 5/12/20(b)	199,742
325,000	Park Aerospace Holdings, Ltd., 3.625%, 3/15/21(a)	307,982
130,000	TD Ameritrade Holding Corp., 2.193%, (LIBOR USD 3-Month plus 0.43%), 11/1/21(b)	127,544
		928,151
	Diversified Telecommunication Services — 1.7%
110,000	AT&T, Inc., 2.800%, 2/17/21	110,487
125,000	AT&T, Inc., 3.000%, 2/15/22	126,063
154,000	Telefonica Emisiones SA, 5.134%, 4/27/20	154,011
		390,561
	Electric Utilities — 4.0%
150,000	American Electric Power Co., Inc., 2.150%, 11/13/20	148,891
150,000	Consumers Energy Co., 2.850%, 5/15/22	151,841
228,000	Dominion Energy, Inc., 2.579%, 7/1/20	227,726
250,000	Pennsylvania Electric Co., 5.200%, 4/1/20	250,000
150,000	San Diego Gas & Electric Co., 3.000%, 8/15/21	151,142
		929,600
	Electrical Equipment — 0.6%
150,000	Textron, Inc., 2.284%, (LIBOR USD 3-Month plus 0.55%), 11/10/20(b)	150,007

	Energy — 1.2%
275,000	Spectra Energy Partners L.P., 2.014%, (LIBOR USD 3-Month plus 0.70%), 6/5/20(b)	272,065

	Energy Equipment & Services — 3.6%
156,000	Enbridge, Inc., 1.441%, (LIBOR USD 3-Month plus 0.70%), 6/15/20(b)	154,321
209,000	Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.200%, 7/15/20(a)	207,953
150,000	Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	145,506
162,000	Sunoco Logistics Partners Operations L.P., 4.400%, 4/1/21	161,484
150,000	TransCanada PipeLines, Ltd., 3.800%, 10/1/20	149,238
		818,502
	Equity Real Estate Investment Trusts (REITS) — 5.4%
156,000	American Tower Corp., 2.800%, 6/1/20	154,774
90,000	American Tower Corp., 4.700%, 3/15/22	91,406
271,000	AvalonBay Communities, Inc., MTN, 2.261%, (LIBOR USD 3-Month plus 0.43%), 1/15/21(b)	266,696

Continued

28

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Equity Real Estate Investment Trusts (REITS) — (continued)
$150,000	Crown Castle International Corp., 3.400%, 2/15/21	$151,009
228,000	SL Green Operating Partnership L.P., 2.672%, (LIBOR USD 3-Month plus 0.98%), 8/16/21(b)	221,876
184,000	Starwood Property Trust, Inc., 3.625%, 2/1/21	172,058
200,000	WEA Finance, LLC, 3.150%, 4/5/22(a)	194,635
		1,252,454
	Food & Staples Retailing — 5.3%
125,000	Cargill, Inc., 3.250%, 11/15/21(a)	126,143
68,000	Conagra Brands, Inc., 2.552%, (LIBOR USD 3-Month plus 0.75%), 10/22/20(b)	67,280
152,000	Conagra Brands, Inc., 3.800%, 10/22/21	152,973
156,000	CVS Health Corp., 1.719%, (LIBOR USD 3-Month plus 0.72%), 3/9/21(b)	152,798
56,000	Dollar Tree, Inc., 2.536%, (LIBOR USD 3-Month plus 0.70%), 4/17/20(b)	55,988
200,000	Hershey Co. (The), 4.125%, 12/1/20	202,719
51,000	Kraft Heinz Foods Co., 3.500%, 6/6/22	50,884
115,000	Macy’s Retail Holdings, Inc., 3.450%, 1/15/21	91,855
90,000	Smithfield Foods, Inc., 2.650%, 10/3/21(a)	80,960
75,000	Tyson Foods, Inc., 2.130%, (LIBOR USD 3-Month plus 0.55%), 6/2/20(b)	74,811
165,000	Viterra, Inc., 5.950%, 8/1/20(a)	166,046
		1,222,457
	Food Products — 0.8%
175,000	Tyson Foods, Inc., 2.250%, 8/23/21	174,196

	Health Care Providers & Services — 0.8%
198,000	Becton Dickinson & Co., 2.250%, (LIBOR USD 3-Month plus 0.88%), 12/29/20(b)	191,317

	Hotels, Restaurants & Leisure — 0.2%
43,000	Carnival Corp., 3.950%, 10/15/20	41,172

	Household Durables — 0.4%
100,000	DR Horton, Inc., 2.550%, 12/1/20	98,608

	Insurance — 5.5%
19,000	Assurant, Inc., 2.482%, (LIBOR USD 3-Month
	plus 1.25%), 3/26/21(b)	19,000
187,000	Athene Global Funding, 2.750%, 4/20/20(a)	186,593
71,000	AXIS Specialty Finance, LLC, 5.875%, 6/1/20	71,502
165,000	Guardian Life Global Funding, 1.950%, 10/27/21(a)	161,226
150,000	Jackson National Life Global Funding, 2.131%, (LIBOR USD 3-Month plus 0.30%), 10/15/20(a)(b)	148,974
153,000	Marsh & McLennan Cos., Inc., 3.500%, 12/29/20	154,133
150,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(a)	151,720
175,000	Principal Life Global Funding II, 2.375%, 11/21/21(a)	171,613
150,000	Protective Life Global Funding, 1.895%, (LIBOR USD 3-Month plus 0.52%), 6/28/21(a)(b)	144,981
58,000	Reliance Standard Life Global Funding II, 3.050%, 1/20/21(a)	57,556
		1,267,298

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Media — 3.0%
$150,000	Charter Communications Operating, LLC/Charter Communications Operating Capital, 3.579%, 7/23/20	$149,533
150,000	Discovery Communications, LLC, 3.500%, 6/15/22	151,141
209,000	Interpublic Group of Cos., Inc. (The), 3.500%, 10/1/20	205,826
80,000	Interpublic Group of Cos., Inc. (The), 3.750%, 10/1/21	80,771
100,000	ViacomCBS, Inc., 4.500%, 3/1/21	100,673
		687,944
	Metals & Mining — 0.9%
200,000	Anglo American Capital PLC, 4.125%, 4/15/21(a)	197,073

	Oil, Gas & Consumable Fuels — 1.1%
125,000	Apache Corp., 3.250%, 4/15/22	93,850
155,000	Occidental Petroleum Corp., 2.600%, 8/13/21	121,876
51,000	Ovintiv, Inc., 3.900%, 11/15/21	34,978
		250,704
	Road & Rail — 0.5%
125,000	Ryder System, Inc., MTN, 2.800%, 3/1/22	123,394

	Semiconductors & Semiconductor Equipment — 0.5%
125,000	Microchip Technology, Inc., 3.922%, 6/1/21	121,798

	Software — 0.7%
156,000	VMware, Inc., 2.300%, 8/21/20	154,337

	Specialty Retail — 1.0%
229,000	Expedia Group, Inc., 5.950%, 8/15/20	225,897
	Total Corporate Bonds (Cost $16,570,683)	16,211,618

Shares
MONEY MARKET FUND — 1.2%
276,183	Federated Treasury Obligations Fund, Institutional Shares, 0.31%(d)	276,183
	Total Money Market Fund (Cost $276,183)	276,183
Total Investments — 99.5% (Cost $23,287,870)		22,868,510
Net Other Assets (Liabilities) — 0.5%		124,072
NET ASSETS — 100.0%		$22,992,582

(a)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2020. The maturity date reflected is the final maturity date.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2020. The maturity date reflected is the final maturity date.
(d)	Represents the current yield as of report date.

Continued

29

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

BKNT — Bank Note

MTN — Medium Term Note

STEP — Step Coupon Bond

Continued

30

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 20.9%
$1,060,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	$1,049,661
1,500,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.600%, 9/18/23	1,473,110
1,290,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class C, 3.740%, 10/18/24	1,289,026
815,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class B, 3.130%, 2/18/25	816,626
33,800	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass Through Certificates, Series 2004-R6, Class M1, 3.047%, (LIBOR USD 1-Month plus 2.10%), 7/25/34(a)	33,571
2,075,000	ARI Fleet Lease Trust, Series 2019-A, Class A2A, 2.410%, 11/15/27(b)	2,049,905
1,800,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2019-1A, Class A, 3.450%, 3/20/23(b)	1,771,368
1,000,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(b)	937,551
795,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class B, 2.430%, 5/20/22(b)	786,698
890,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class C, 2.700%, 9/20/22(b)	878,603
1,750,000	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.840%, 12/15/24	1,799,580
1,250,000	Capital One Prime Auto Receivables Trust, Series 2019-2, Class A4, 1.960%, 2/18/25	1,286,976
300,000	CarMax Auto Owner Trust, Series 2017-3, Class B, 2.440%, 2/15/23	299,791
1,151,000	CarMax Auto Owner Trust, Series 2018-3, Class A4, 3.270%, 3/15/24	1,176,339
142,697	Chesapeake Funding II, LLC, Series 2017-2A, Class A1, 1.990%, 5/15/29(b)	141,551
563,865	Chesapeake Funding II, LLC, Series 2018-1A, Class A1, 3.040%, 4/15/30(b)	558,397
289,550	Chesapeake Funding II, LLC, Series 2018-2A, Class A1, 3.230%, 8/15/30(b)	289,570
947,965	Chesapeake Funding II, LLC, Series 2018-3A, Class A1, 3.390%, 1/15/31(b)	952,699
758,380	Chesapeake Funding II, LLC, Series 2019-1A, Class A1, 2.940%, 4/15/31(b)	752,829
36,492	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.022%, 6/25/37	36,232
951,085	Citigroup Mortgage Loan Trust, Inc., Series 2005-HE1, Class M3, 1.922%, (LIBOR USD 1-Month plus 0.98%), 5/25/35(a)	915,536
86,099	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 2.372%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(a)	85,175
1,475,000	Discover Card Execution Note Trust, Series 2019-A3, Class A, 1.890%, 10/15/24	1,481,452
2,966,000	Enterprise Fleet Financing, LLC, Series 2019-1, Class A3, 3.070%, 10/20/24(b)	2,982,852
518,000	Ford Credit Auto Owner Trust, Series 2017-B, Class B, 2.150%, 10/15/22	511,642
1,750,000	Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.620%, 8/15/28(b)	1,745,306
1,146,000	Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.360%, 3/15/29(b)	1,138,723
1,850,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3, 2.970%, 11/16/23	1,865,090

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$525,000	GreatAmerica Leasing Receivables Funding, LLC, Series 2020-1, Class A3, 1.760%, 8/15/23(b)	$509,641
1,683,972	Hertz Fleet Lease Funding L.P., Series 2019-1, Class A2, 2.700%, 1/10/33(b)	1,680,009
900,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class B, 3.210%, 9/15/23	898,196
1,268,226	SoFi Professional Loan Program Trust, Series 2020-A, Class A1FX, 2.060%, 5/15/46(b)	1,236,144
202,716	Sofi Professional Loan Program, LLC, Series 2016-B, Class A1, 2.147%, (LIBOR USD 1-Month plus 1.20%), 6/25/33(a)(b)	201,783
67,709	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 1.797%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	67,037
7,641	Wheels SPV 2, LLC, Series 2017-1A, Class A2, 1.880%, 4/20/26(b)	7,634
305,000	Wheels SPV 2, LLC, Series 2017-1A, Class A4, 2.400%, 4/20/26(b)	302,361
1,250,000	Wheels SPV 2, LLC, Series 2019-1A, Class A3, 2.350%, 5/22/28(b)	1,246,973
143,433	World Omni Auto Receivables Trust, Series 2016-B, Class A3, 1.300%, 2/15/22	143,167
	Total Asset Backed Securities (Cost $35,664,010)	35,398,804
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.9%
65,515	Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	67,006
272,103	Banc of America Funding Trust, Series 2004-C, Class 4A3, 1.673%, (LIBOR USD 1-Month plus 0.90%), 12/20/34(a)	260,093
6,588	Fannie Mae, Series 2005-67, Class HG, 5.500%, 1/25/35	6,607
459,235	Fannie Mae, Series 2014-76, Class BC, 3.000%, 5/25/37	464,236
770,803	Fannie Mae, Series 2012-152, Class PC, 1.750%, 8/25/42	777,109
116,785	Fannie Mae, Series 2013-72, Class NA, 2.500%, 8/25/42	120,954
1,219,149	Fannie Mae, Series 2013-35, Class CB, 2.000%, 2/25/43	1,243,136
271,159	Freddie Mac, Series 4030, Class PD, 3.000%, 6/15/40	279,000
116,035	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b)(c)	114,887
777,237	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(b)(c)	779,560
742,815	Galton Funding Mortgage Trust, Series 2019-1, Class A41, 4.500%, 2/25/59(b)(c)	743,539
	Total Collateralized Mortgage Obligations (Cost $4,829,807)	4,856,127
COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.6%
1,743,610	COMM 2012-CCRE1 Mortgage Trust, Series 2012-CR1, Class A3, 3.391%, 5/15/45	1,758,922
458,739	COMM 2014-CCRE15 Mortgage Trust, Series 2014-CR15, Class A2, 2.928%, 2/10/47	458,038

See accompanying Notes to the Financial Statements.

31

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$104,906	DBUBS 2011-LC2 Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(b)	$106,389
750,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class B, 5.471%, 11/10/46(b)(c)	749,978
332,682	GS Mortgage Securities Trust, Series 2010-C1, Class A2, 4.592%, 8/10/43(b)	333,870
300,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	303,141
950,000	GS Mortgage Securities Trust, Series 2010-C2, Class A2, 5.162%, 12/10/43(b)(c)	961,011
621,624	GS Mortgage Securities Trust, Series 2014-GC24, Class AAB, 3.650%, 9/10/47	641,517
1,655,178	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.717%, 2/15/46(b)	1,673,175
5,205	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.046%, 4/15/47	5,228
1,500,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A2, 2.454%, 11/15/49	1,502,483
1,157,126	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	1,170,160
624,265	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.667%, 11/15/44	633,876
880,078	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(b)(c)	889,844
	Total Commercial Mortgage-Backed Securities (Cost $11,360,574)	11,187,632
CORPORATE BONDS — 55.3%
	Automobiles — 1.5%
180,000	General Motors Financial Co., Inc., 4.200%, 11/6/21	171,800
300,000	General Motors Financial Co., Inc., 2.685%, (LIBOR USD 3-Month plus 1.31%), 6/30/22(a)	238,382
1,200,000	Toyota Industries Corp., 3.110%, 3/12/22(b)	1,213,450
840,000	Toyota Motor Credit Corp., MTN, 2.900%, 3/30/23	845,107
		2,468,739
	Banks — 14.1%
2,625,000	Bank of America Corp., 3.004%, (LIBOR USD 3-Month plus 0.79%), 12/20/23(d)	2,678,015
800,000	Bank of Nova Scotia (The), 2.000%, 11/15/22	801,962
825,000	Barclays PLC, 4.610%, (LIBOR USD 3-Month plus 1.40%), 2/15/23(d)	834,293
1,000,000	BPCE SA, MTN, 2.750%, 12/2/21	992,232
1,300,000	Capital One NA, BKNT, 2.650%, 8/8/22	1,287,661
1,000,000	Citigroup, Inc., 2.312%, (SOFR plus 0.87%), 11/4/22(d)	996,193
800,000	Citigroup, Inc., 3.010%, (LIBOR USD 3-Month plus 1.43%), 9/1/23(a)	781,995
1,075,000	Citizens Bank NA/Providence RI, BKNT, 2.457%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(a)	984,348
800,000	Cooperatieve Rabobank UA, 2.750%, 1/10/23	802,242
450,000	Credit Suisse AG/New York NY, 2.100%, 11/12/21	448,704
625,000	DBS Group Holdings, Ltd., 2.850%, 4/16/22(b)	641,407

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Banks — (continued)
$450,000	Fifth Third Bank/Cincinnati OH, BKNT, 1.800%, 1/30/23	$444,395
1,000,000	Huntington National Bank (The), BKNT, 3.550%, 10/6/23	1,036,548
900,000	JPMorgan Chase & Co., 2.550%, 3/1/21	902,152
491,000	JPMorgan Chase & Co., Series I, 5.240%, (LIBOR USD 3-Month plus 3.47%),(c)(e)	438,345
1,200,000	KeyBank NA/Cleveland OH, BKNT, 1.250%, 3/10/23	1,176,715
1,000,000	Lloyds Banking Group PLC, 2.907%, (LIBOR USD 3-Month plus 0.81%), 11/7/23(d)	992,725
1,000,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	1,031,977
1,400,000	Mitsubishi UFJ Financial Group, Inc., 2.665%, 7/25/22	1,395,319
1,000,000	Nationwide Building Society, 2.000%, 1/27/23(b)	972,520
825,000	Regions Bank / Birmingham AL, BKNT, 1.813%, (LIBOR USD 3-Month plus 0.38%), 4/1/21(a)	807,629
1,150,000	Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/22	1,165,816
1,500,000	Toronto-Dominion Bank (The), MTN, 1.900%, 12/1/22	1,497,527
750,000	Zions Bancorp NA, 3.500%, 8/27/21	749,241
		23,859,961
	Beverages — 0.7%
1,200,000	Constellation Brands, Inc., 2.650%, 11/7/22	1,147,107

	Capital Goods — 0.6%
1,000,000	Caterpillar Financial Services Corp., MTN, 2.950%, 2/26/22	1,018,201

	Capital Markets — 0.7%
1,200,000	Morgan Stanley, GMTN, 2.500%, 4/21/21	1,203,437

	Chemicals — 0.9%
515,000	Albemarle Corp., 2.742%, (LIBOR USD 3-Month plus 1.05%), 11/15/22(a)(b)	490,402
1,000,000	FMC Corp., 3.950%, 2/1/22	1,044,713
		1,535,115
	Communications Equipment — 0.0%
56,000	CommScope, Inc., 5.000%, 6/15/21(b)	55,440

	Construction Materials — 0.6%
1,055,000	Vulcan Materials Co., 2.230%, (LIBOR USD 3-Month plus 0.65%), 3/1/21(a)	1,014,803

	Diversified Financial Services — 5.2%
474,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.250%, 7/1/20	467,599
450,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.450%, 12/16/21	413,821
211,000	Ally Financial, Inc., 7.500%, 9/15/20	212,584
875,000	Avolon Holdings Funding, Ltd., 3.625%, 5/1/22(b)	775,654
590,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(b)	607,375
1,200,000	ERAC USA Finance, LLC, 3.300%, 10/15/22(b)	1,172,603
400,000	Export-Import Bank of Korea, 2.500%, 11/1/20	402,440
750,000	Goldman Sachs Group, Inc. (The), 3.000%, 4/26/22	755,501

Continued

32

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Diversified Financial Services — (continued)
$1,200,000	Goldman Sachs Group, Inc. (The), 2.908%, (LIBOR USD 3-Month plus 1.05%), 6/5/23(d)	$1,203,449
466,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(b)	471,343
1,000,000	PayPal Holdings, Inc., 2.200%, 9/26/22	995,399
1,275,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 2.700%, 3/14/23(b)	1,259,580
		8,737,348
	Diversified Telecommunication Services — 1.2%
2,000,000	AT&T, Inc., 3.600%, 2/17/23	2,054,787

	Electric Utilities — 3.8%
1,000,000	American Electric Power Co., Inc., Series I, 3.650%, 12/1/21	1,012,307
1,000,000	Baltimore Gas & Electric Co., 2.800%, 8/15/22	1,015,864
985,000	CenterPoint Energy, Inc., 3.600%, 11/1/21	982,972
1,240,000	Dominion Energy, Inc., STEP, 2.715%, 8/15/21	1,221,892
1,200,000	Duke Energy Corp., 3.050%, 8/15/22	1,206,627
960,000	Korea East-West Power Co., Ltd., 2.625%, 6/19/22(b)	976,340
		6,416,002
	Energy Equipment & Services — 3.1%
900,000	Energy Transfer Operating L.P., 4.250%, 3/15/23	814,950
1,100,000	Midwest Connector Capital Co., LLC, 3.625%, 4/1/22(b)	1,056,960
777,000	NuStar Logistics L.P., 4.800%, 9/1/20	675,990
935,000	Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	906,985
1,050,000	Saudi Arabian Oil Co., 2.750%, 4/16/22(b)	1,028,635
795,000	Williams Cos., Inc. (The), 3.600%, 3/15/22	770,721
		5,254,241
	Equity Real Estate Investment Trusts (REITS) — 4.4%
780,000	Alexandria Real Estate Equities, Inc., 4.000%, 1/15/24	796,792
400,000	AvalonBay Communities, Inc., MTN, 2.261%, (LIBOR USD 3-Month plus 0.43%), 1/15/21(a)	393,647
750,000	Crown Castle International Corp., 3.400%, 2/15/21	755,045
575,000	Federal Realty Investment Trust, 2.550%, 1/15/21	566,359
138,000	Iron Mountain, Inc., 4.375%, 6/1/21(b)	136,620
1,205,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	1,175,602
1,075,000	Ontario Teachers’ Cadillac Fairview Properties Trust, 3.125%, 3/20/22(b)	1,042,419
800,000	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 4/28/21(b)	802,697
915,000	Starwood Property Trust, Inc., 3.625%, 2/1/21	855,618
1,000,000	WEA Finance, LLC, 3.150%, 4/5/22(b)	973,173
		7,497,972
	Food & Staples Retailing — 2.7%
330,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons, LLC, 3.500%, 2/15/23(b)	324,885
1,235,000	Conagra Brands, Inc., 3.800%, 10/22/21	1,242,906
1,100,000	CVS Health Corp., 2.125%, 6/1/21	1,101,175

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Food & Staples Retailing — (continued)
$361,000	Kraft Heinz Foods Co., 3.500%, 6/6/22	$360,182
1,607,000	Seven & i Holdings Co., Ltd., 3.350%, 9/17/21(b)	1,631,054
		4,660,202
	Health Care Providers & Services — 3.0%
1,200,000	AbbVie, Inc., 2.150%, 11/19/21(b)	1,198,381
1,000,000	Becton Dickinson & Co., 2.894%, 6/6/22	998,134
732,000	Cigna Corp., 3.750%, 7/15/23	752,591
1,000,000	DH Europe Finance II Sarl, 2.050%, 11/15/22	980,976
1,085,000	Shire Acquisitions Investments Ireland DAC, 2.875%, 9/23/23	1,092,883
		5,022,965
	Insurance — 3.4%
142,000	Assurant, Inc., 2.482%, (LIBOR USD 3-Month plus 1.25%), 3/26/21(a)	142,000
750,000	Athene Global Funding, 3.000%, 7/1/22(b)	738,186
350,000	Guardian Life Global Funding, 2.000%, 4/26/21(b)	348,766
1,175,000	Jackson National Life Global Funding, 3.300%, 2/1/22(b)	1,198,794
750,000	MassMutual Global Funding II, 2.500%, 4/13/22(b)	755,540
425,000	New York Life Global Funding, 2.000%, 4/13/21(b)	424,531
775,000	Reinsurance Group of America, Inc., 5.000%, 6/1/21	803,833
1,275,000	Reliance Standard Life Global Funding II, 2.625%, 7/22/22(b)	1,282,220
		5,693,870
	Machinery — 0.3%
536,000	John Deere Capital Corp., MTN, 1.200%, 4/6/23	524,786

	Media — 2.7%
1,104,000	Charter Communications Operating, LLC / Charter Communications Operating Capital, 4.464%, 7/23/22	1,145,122
750,000	Fox Corp., 3.666%, 1/25/22(b)	766,133
1,065,000	Interpublic Group of Cos., Inc. (The), 3.750%, 10/1/21	1,075,270
1,225,000	NBCUniversal Media, LLC, 2.875%, 1/15/23	1,260,488
384,000	Walt Disney Co. (The), 1.650%, 9/1/22	386,019
		4,633,032
	Multiline Retail — 0.9%
1,000,000	Costco Wholesale Corp., 2.300%, 5/18/22	1,013,479
550,000	Family Dollar Stores, Inc., 5.000%, 2/1/21	545,568
		1,559,047
	Oil, Gas & Consumable Fuels — 1.4%
800,000	Aker BP ASA, 4.750%, 6/15/24(b)	671,133
798,000	Diamondback Energy, Inc., 5.375%, 5/31/25	588,364
515,000	Marathon Petroleum Corp., 5.375%, 10/1/22	486,203
825,000	Newfield Exploration Co., 5.750%, 1/30/22	561,686
		2,307,386
	Road & Rail — 0.8%
750,000	Ryder System, Inc., MTN, 3.500%, 6/1/21	749,889
202,000	Ryder System, Inc., MTN, 2.875%, 6/1/22	202,628

Continued

33

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Road & Rail — (continued)
$425,000	Ryder System, Inc., MTN, 2.500%, 9/1/22	$400,119
		1,352,636
	Semiconductors & Semiconductor Equipment — 0.5%
825,000	Microchip Technology, Inc., 3.922%, 6/1/21	803,868

	Software — 0.7%
1,200,000	VMware, Inc., 2.950%, 8/21/22	1,193,747

	Technology Hardware, Storage & Peripherals — 1.4%
600,000	EMC Corp., 3.375%, 6/1/23	590,820
1,670,000	L3Harris Technologies, Inc., 4.950%, 2/15/21(b)	1,705,840
		2,296,660
	Tobacco — 0.7%
1,200,000	BAT Capital Corp., 2.764%, 8/15/22	1,179,359
	Total Corporate Bonds (Cost $95,215,825)	93,490,711
MUNICIPAL BONDS — 9.7%
	California — 1.6%
2,000,000	State of California, Taxable Revenue, Group B, Current Refunding G.O., 2.500%, 10/1/22	2,052,380
575,000	University of California Revenue, Refunding, Taxable, Series AS, 1.490%, 5/15/20	574,925
		2,627,305
	Florida — 1.2%
2,000,000	Florida Water Pollution Control Financing Corp.
	Taxable Revenue, Series A, Advance Refunding Revenue Bonds, 2.000%, 1/15/23	2,043,080

	Massachusetts — 0.6%
1,000,000	Massachusetts Water Resources Authority, Taxable Revenue, Green Bond-Series F, Advance Refunding Revenue Bonds, 1.772%, 8/1/23	1,012,040

	New Jersey — 0.2%
325,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Taxable, Series C, 4.521%, 6/15/21	335,234

	NewYork — 1.0%
1,000,000	New York State Urban Development Corp. Taxable Revenue, Series B, Economic Improvements Revenue Bonds, 1.910%, 3/15/23	1,003,220
725,000	State of New York, Taxable Revenue, Series B, Group 1, Current Refunding G.O., 1.900%, 2/15/22	733,890
		1,737,110
	North Carolina — 0.3%
500,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue (AGM), 3.558%, 7/1/22	515,175

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — 0.9%
$1,500,000	City of Columbia, SC, Waterworks & Sewer System Revenue, Taxable Revenue-Series B, Advance Refunding Revenue Bonds, 1.932%, 2/1/23	$1,529,910

	Texas — 2.4%
1,250,000	City of Houston, TX, Combined Utility System Revenue, Taxable Revenue, First Lien-Series C, Advance Refunding Revenue Bonds, 1.746%, 11/15/23	1,264,314
1,250,000	City of Houston, TX, Combined Utility System Revenue, Taxable Revenue, Series B, Advance Refunding G.O., 1.820%, 3/1/23	1,258,650
1,475,000	Texas State University System, Taxable Revenue, Series B, Advance Refunding Revenue Bonds, 2.043%, 3/15/23	1,484,942
		4,007,906
	Virginia — 1.5%
1,000,000	Hampton Roads Sanitation District, Taxable Revenue, Sub-Series A, Advance Refunding Revenue Bonds, 1.762%, 2/1/23	1,017,470
1,500,000	Montgomery County Economic Development Authority, Taxable Revenue, Virginia Tech Foundation Economic Improvements Revenue Bonds, 1.941%, 6/1/22	1,519,110
		2,536,580
	Total Municipal Bonds (Cost $16,150,028)	16,344,340
U.S. TREASURY NOTE — 1.7%
2,800,000	1.500%, 1/15/23	2,895,813
	Total U.S. Treasury Note (Cost $2,844,898)	2,895,813

Shares
	MONEY MARKET FUND — 3.0%
5,158,091	Federated Treasury Obligations Fund, Institutional Shares, 0.31%(f)	5,158,091
	Total Money Market Fund (Cost $5,158,091)	5,158,091
Total Investments — 100.1% (Cost $171,223,233)		169,331,518
Net Other Assets (Liabilities) — (0.1)%		(247,268)
NET ASSETS — 100.0%		$169,084,250

(a)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2020. The maturity date reflected is the final maturity date.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2020. The maturity date reflected is the final maturity date.
(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain

Continued

34

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

date, upon which it switches to a floating rate. Rate shown is the fixed rate.

(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Represents the current yield as of report date.

BKNT — Bank Note

AGM — Assured Guaranty Municipal Corp.

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

Continued

35

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 1.3%
	Asset Backed Securities — 1.3%
$168,469	United States Small Business Administration, Series 2015-20G, Class 1, 2.880%, 7/1/35	$175,119
	Total Asset Backed Securities (Cost $168,469)	175,119
COLLATERALIZED MORTGAGE OBLIGATIONS — 13.1%
108,187	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25	109,726
83,063	Fannie Mae, Series 2003-44, Class Q, 3.500%, 6/25/33	88,947
323,584	Fannie Mae, Series 2016-49, Class DA, 3.500%, 10/25/42	344,932
443,791	Fannie Mae, Series 2016-49, Class PA, 3.000%, 9/25/45	470,460
190,177	Freddie Mac, Series 4281, Class GA, 3.000%, 2/15/39	196,886
120,244	Freddie Mac, Series 4648, Class E, 3.500%, 8/15/43	124,556
344,267	Freddie Mac, Series 4656, Class PA, 3.500%, 10/15/45	369,943
102,173	Ginnie Mae, Series 2011-71, Class QE, 3.500%, 9/16/40	106,997
	Total Collateralized Mortgage Obligations (Cost $1,712,528)	1,812,447
COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.9%
145,000	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, 2.935%, 4/10/48	145,888
102,677	COMM Mortgage Trust, Series 2012-CR3, Class A3, 2.822%, 10/15/45	101,171
60,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	63,105
300,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K033, Class A2, 3.060%, 7/25/23(a)	317,058
140,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K049, Class A2, 3.010%, 7/25/25	151,199
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K060, Class A2, 3.300%, 10/25/26	233,130
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/26(a)	233,821
160,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/27(a)	179,889
275,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2, 3.926%, 6/25/28	325,547
49,417	FRESB Mortgage Trust, Series 2016-SB23, Class A5H, 1.980%, 9/25/36(b)	49,393
115,588	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2, 4.393%, 11/15/43(c)	115,877
108,999	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.667%, 11/15/44	110,677
35,000	WFRBS Commercial Mortgage Trust, Series 2012-C8, Class A3, 3.001%, 8/15/45	35,474

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$136,711	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(a)(c)	$138,228
	Total Commercial Mortgage-Backed Securities (Cost $2,112,717)	2,200,457
MORTGAGE-BACKED SECURITIES — 33.3%
	Fannie Mae — 20.2%
355,686	3.618%, 9/1/20, Pool #FN0000(a)	358,066
409,763	4.000%, 12/1/33, Pool #MA1689	446,951
118,047	4.000%, 12/1/36, Pool #MA2856	128,765
124,976	4.000%, 2/1/37, Pool #MA2914	135,688
146,378	4.000%, 5/1/47, Pool #BE9598	157,637
360,227	3.500%, 12/1/47, Pool #CA0833	381,813
259,555	5.000%, 8/1/48, Pool #CA2219	280,217
274,776	3.500%, 9/1/49, Pool #BJ9608	289,979
285,691	3.500%, 10/1/49, Pool #CA4431	301,854
295,768	3.000%, 12/1/49, Pool #BO6225	310,006
		2,790,976
	Freddie Mac — 12.9%
246,886	4.000%, 12/1/35, Pool #C91860	268,933
258,928	3.500%, 6/1/36, Pool #ZA2414	276,105
268,265	4.000%, 3/1/39, Pool #C92039	288,519
294,399	3.000%, 11/1/39, Pool #RB5022	308,747
326,168	3.500%, 1/1/47, Pool #U69037	348,750
283,338	3.000%, 10/1/49, Pool #QA3405	297,027
		1,788,081
	Ginnie Mae — 0.2%
30,183	5.000%, 11/20/38, Pool #4283	31,183
	Total Mortgage-Backed Securities (Cost $4,465,322)	4,610,240
MUNICIPAL BONDS — 3.4%
	North Carolina — 1.9%
250,000	Durham County, NC, Build America Bonds, Public Improvements G.O., Taxable, Series B, Callable 10/1/20 @ 100, 4.845%, 10/1/29	254,607

	Wisconsin — 1.5%
185,000	State of Wisconsin, TXB, Revenue Bonds, Pension Funding, Series A, (AGM), 5.700%, 5/1/26	209,871
	Total Municipal Bonds (Cost $465,395)	464,478
U.S. GOVERNMENT AGENCIES — 19.8%
	Fannie Mae — 19.8%
500,000	1.875%, 9/24/26	531,917
1,000,000	6.250%, 5/15/29	1,431,720
500,000	7.125%, 1/15/30	772,173
		2,735,810
	Total U.S. Government Agencies (Cost $2,366,877)	2,735,810

See accompanying Notes to the Financial Statements.

36

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. TREASURY NOTES — 11.9%
$1,250,000	2.500%, 1/31/24	$1,353,467
286,398	0.500%, 4/15/24(d)	290,535
	Total U.S. Treasury Notes (Cost $1,581,277)	1,644,002

Shares		Fair Value
MONEY MARKET FUND — 2.2%
306,595	Federated Treasury Obligations Fund, Institutional Shares, 0.31%(e)	$306,595
	Total Money Market Fund (Cost $306,595)	306,595

Total Investments — 100.9% (Cost $13,179,180)		13,949,148
Net Other Assets (Liabilities) — (0.9)%		(124,201)
NET ASSETS — 100.0%		$13,824,947

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2020. The maturity date reflected is the final maturity date.
(b)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2020. The maturity date reflected is the final maturity date.
(c)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(d)	Inflation protection security. Principal amount periodically adjusted for inflation.
(e)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

Continued

37

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 14.0%
$1,208,461	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 1.297%, (LIBOR USD 1-Month plus 0.35%), 12/25/35(a)	$1,157,606
920,602	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	920,179
4,600,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	4,555,133
11,757,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.600%, 9/18/23	11,546,236
221,913	Argent Securities, Inc. Asset-Backed Pass Through Certificates, Series 2005-W3, Class A2D, 1.287%, (LIBOR USD 1-Month plus 0.34%), 11/25/35(a)	217,445
11,465,000	ARI Fleet Lease Trust, Series 2019-A, Class A3, 2.530%, 11/15/27(b)	11,284,919
4,000,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2016-1A, Class A, 2.990%, 6/20/22(b)	3,906,569
7,060,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-1A, Class A, 3.070%, 9/20/23(b)	6,629,164
2,405,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(b)	2,254,810
8,000,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2019-2A, Class A, 3.350%, 9/22/25(b)	7,565,618
281,871	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 2.347%, (LIBOR USD 1-Month plus 1.40%), 10/25/34(a)	281,631
3,662,450	Capital Auto Receivables Asset Trust, Series 2016-3, Class C, 2.350%, 9/20/21	3,653,210
9,320,000	Capital Auto Receivables Asset Trust, Series 2018-1, Class B, 3.090%, 8/22/22(b)	9,238,860
3,195,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class C, 2.700%, 9/20/22(b)	3,154,087
13,900,000	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.840%, 12/15/24	14,293,808
12,034,000	Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3, 2.060%, 8/15/28	12,029,540
5,287,565	Chesapeake Funding II, LLC, Series 2017-2A, Class A1, 1.990%, 5/15/29(b)	5,245,100
2,495,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	3,217,488
230,281	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.022%, 6/25/37	228,645
399,816	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 2.372%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(a)	395,526
9,200,000	Discover Card Execution Note Trust, Series 2017-A4, Class A4, 2.530%, 10/15/26	9,250,802
2,717,719	Encore Credit Receivables Trust, Series 2005-4, Class M2, 1.607%, (LIBOR USD 1-Month plus 0.66%), 1/25/36(a)	2,668,467
4,420,998	Enterprise Fleet Financing, LLC, Series 2017-3, Class A2, 2.130%, 5/22/23(b)	4,400,602
9,010,000	Enterprise Fleet Financing, LLC, Series 2018-1, Class A3, 3.100%, 10/20/23(b)	8,894,032
12,838,000	Enterprise Fleet Financing, LLC, Series 2018-2, Class A3, 3.340%, 2/20/24(b)	12,784,125
1,822,000	Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.360%, 3/15/29(b)	1,810,431
16,790,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/31(b)	18,390,794

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$441,593	GSAMP Trust, Series 2006-SEA1, Class M1, 1.447%, (LIBOR USD 1-Month plus 0.50%), 5/25/36(a)(b)	$433,608
12,526,878	Hertz Fleet Lease Funding L.P., Series 2019-1, Class A2, 2.700%, 1/10/33(b)	12,497,399
7,664,000	Hertz Vehicle Financing II L.P., Series 2015-3A, Class A, 2.670%, 9/25/21(b)	7,578,297
1,245,439	Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-B, Class M3, 1.682%, (LIBOR USD 1-Month plus 0.74%), 8/25/35(a)	1,222,430
1,210,080	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 1.652%, (LIBOR USD 1-Month plus 0.71%), 6/25/35(a)	1,190,348
715,750	New Century Home Equity Loan Trust, Series 2003-4, Class M1, 2.072%, (LIBOR USD 1-Month plus 1.13%), 10/25/33(a)	662,276
1,806,662	Park Place Securities, Inc. Asset-Backed Pass Through Certificates, Series 2005-WHQ2, Class M2, 1.637%, (LIBOR USD 1-Month plus 0.69%), 5/25/35(a)	1,760,590
1,257,301	RAMP Trust, Series 2005-RZ4, Class M2, 1.447%, (LIBOR USD 1-Month plus 0.50%), 11/25/35(a)	1,241,941
4,614,811	Santander Drive Auto Receivables Trust, Series 2018-4, Class B, 3.270%, 1/17/23	4,617,979
6,529,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class B, 3.210%, 9/15/23	6,515,913
3,582,922	Saxon Asset Securities Trust, Series 2004-3, Class M1, 1.847%, (LIBOR USD 1-Month plus 0.90%), 12/26/34(a)	3,202,640
290,270	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 1.797%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	287,391
8,405,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.560%, 11/25/31(b)	8,514,169
3,580,000	Wheels SPV 2, LLC, Series 2018-1A, Class A4, 3.410%, 4/20/27(b)	3,545,841
9,250,000	Wheels SPV 2, LLC, Series 2019-1A, Class A3, 2.350%, 5/22/28(b)	9,227,597
	Total Asset Backed Securities (Cost $222,635,495)	222,473,246

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.4%
173,364	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 3.809%, 4/25/35(c)	164,368
373,434	Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	381,934
1,417,976	Banc of America Funding Trust, Series 2004-C, Class 4A1, 1.433%, (LIBOR USD 1-Month plus 0.66%), 12/20/34(a)	1,354,780
464,249	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	434,691
73,600	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	70,301
10,118	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	10,065
102,677	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	98,649

See accompanying Notes to the Financial Statements.

38

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$281,081	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	$289,426
717,777	Fannie Mae, Series 2013-133, Class AV, 4.000%, 12/25/26	757,633
1,419,427	Fannie Mae, Series 2014-39, Class VP, 3.000%, 8/25/27	1,507,936
12,544,886	Fannie Mae, Series 2013-16, Class A, 1.750%, 1/25/40	12,702,168
1,460,948	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	1,647,104
1,000,000	Fannie Mae, Series 2013-70, Class CY, 3.500%, 7/25/43	1,120,026
757,598	Fannie Mae, Series 2017-64, Class PD, 2.500%, 7/25/47	776,383
1,702,193	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(b)(c)	1,685,788
794,413	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	830,001
1,852,148	Freddie Mac, Series 4387, Class VM, 4.000%, 11/15/25	1,946,907
1,360,633	Freddie Mac, Series 4287, Class V, 4.500%, 10/15/26	1,471,734
426,666	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	475,601
2,162,967	Freddie Mac, Series 4331, Class V, 4.000%, 11/15/28	2,288,558
569,000	Freddie Mac, Series 4120, Class YK, 2.000%, 10/15/32	595,331
1,238,000	Freddie Mac, Series 4160, Class HH, 2.500%, 12/15/32	1,254,028
10,000,000	Freddie Mac, Series 4655, Class GV, 3.500%, 12/15/36	10,996,867
5,500,000	Freddie Mac, Series 4657, Class VT, 3.500%, 6/15/37	5,992,530
884,740	Freddie Mac, Series 3632, Class PK, 5.000%, 2/15/40	988,038
1,484,346	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	1,560,788
819,000	Freddie Mac, Series 3762, Class LN, 4.000%, 11/15/40	983,279
3,222,953	Freddie Mac, Series 4100, Class PA, 3.000%, 1/15/42	3,418,864
1,722,823	Freddie Mac, Series 4508, Class UZ, 3.000%, 7/15/43	1,766,396
1,184,655	Freddie Mac, Series 4328, Class KD, 3.000%, 8/15/43	1,256,949
5,680,329	Freddie Mac, Series 4648, Class E, 3.500%, 8/15/43	5,884,012
4,837,000	Freddie Mac, Series 4801, Class LT, 4.000%, 12/15/43	5,110,397
3,383,775	Freddie Mac, Series 4710, Class GA, 3.000%, 3/15/44	3,575,921
8,000,000	Freddie Mac, Series 4752, Class HB, 3.500%, 4/15/44	8,594,238
6,437,401	Freddie Mac, Series 4427, Class KA, 2.250%, 7/15/44	6,639,244
10,000,000	Freddie Mac, Series 4776, Class DW, 4.000%, 9/15/44	10,762,118
3,524,781	Freddie Mac, Series 4654, Class KA, 3.000%, 6/15/45	3,745,210

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$1,863,809	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b)(c)	$1,845,373
5,687,329	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(b)(c)	5,704,327
5,226,755	Galton Funding Mortgage Trust, Series 2019-1, Class A41, 4.500%, 2/25/59(b)(c)	5,231,847
362,110	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	407,977
606,617	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	624,579
455,607	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	426,732
3,723	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	3,699
653	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(c)	650
309,784	RAAC Trust, STEP, Series 2004-SP1, Class AI3, 6.118%, 3/25/34	311,910
154,792	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 4.298%, 12/25/34(c)	138,497
	Total Collateralized Mortgage Obligations (Cost $113,530,215)	117,833,854

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.6%
4,842,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(c)	5,174,003
3,868,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	4,076,079
1,540,000	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A2, 2.707%, 5/10/58	1,541,649
1,500,000	Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.712%, 4/14/50	1,586,025
5,730,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4, 4.009%, 3/10/51	6,344,350
1,000,000	COMM Mortgage Trust, Series 2012-CR1, Class AM, 3.912%, 5/15/45	1,011,826
3,545,000	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.046%, 10/10/46	3,746,511
892,000	COMM Mortgage Trust, Series 2014-CR16, Class A4, 4.051%, 4/10/47	943,908
1,208,000	COMM Mortgage Trust, Series 2014-LC17, Class A5, 3.917%, 10/10/47	1,286,998
1,844,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	1,939,414
8,030,000	COMM Mortgage Trust, Series 2017-COR2, Class A3, 3.510%, 9/10/50	8,551,586
3,450,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.689%, 11/10/46(b)(c)	3,385,423
3,350,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2, 3.244%, 8/25/27	3,781,782
3,920,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/27(c)	4,407,272
8,495,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K099, Class A2, 2.595%, 9/25/29	9,322,943
3,800,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K153, Class A3, 3.117%, 10/25/31(c)	4,243,386

Continued

39

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$9,580,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3, 3.750%, 4/25/33	$11,945,300
5,182,995	FRESB Mortgage Trust, Series 2017-SB37, Class A10F, 2.750%, 7/25/27(c)	5,309,241
7,522,176	FRESB Mortgage Trust, Series 2018-SB52, Class A10F, 3.480%, 6/25/28(c)	7,912,792
1,260,141	FRESB Mortgage Trust, Series 2016-SB23, Class A5H, 1.980%, 9/25/36(a)	1,259,515
975,313	GS Mortgage Securities Trust, Series 2010-C1, Class A2, 4.592%, 8/10/43(b)	978,796
3,000,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	3,031,409
2,524,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	2,640,155
2,044,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49(c)	2,145,461
4,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(b)(c)	4,006,079
1,680,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372%, 12/15/47	1,685,807
1,702,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648%, 12/15/49(c)	1,820,350
1,397,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	1,487,365
4,200,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 3/15/50	4,529,295
660,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	694,849
5,834,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	6,142,302
4,000,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class B, 5.375%, 9/15/47(b)(c)	4,003,932
640,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class C, 5.375%, 9/15/47(b)(c)	626,326
2,562,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4, 3.049%, 11/15/49	2,585,348
10,000,000	Morgan Stanley Capital I, Inc., Series 2017-HR2, Class A4, 3.587%, 12/15/50	10,833,050
10,335,000	Morgan Stanley Capital I, Inc., Series 2018-H3, Class A5, 4.177%, 7/15/51	11,360,431
1,926,474	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2, 4.393%, 11/15/43(b)	1,931,284
3,156,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	3,311,022
9,642,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581%, 10/15/50	10,121,611
8,104,703	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	8,195,993
4,550,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class A2, 3.431%, 6/15/45	4,647,783
1,500,000	WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	1,511,350
3,716,000	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	3,858,650

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$1,008,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	$1,053,984
1,515,784	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(b)(c)	1,532,605
2,000,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(b)(c)	2,030,470
	Total Commercial Mortgage-Backed Securities (Cost $178,686,623)	184,535,710

CORPORATE BONDS — 34.7%
	Aerospace & Defense — 0.6%
3,158,000	L3Harris Technologies, Inc., 3.832%, 4/27/25	3,285,509
5,297,000	Raytheon Technologies Corp., 4.125%, 11/16/28	5,814,796
		9,100,305
	Automobiles — 0.4%
3,549,000	General Motors Financial Co., Inc., 4.200%, 11/6/21	3,387,322
2,934,000	Toyota Motor Credit Corp., MTN, 3.375%, 4/1/30	2,962,666
		6,349,988
	Banks — 7.1%
2,998,000	Australia & New Zealand Banking Group, Ltd., 2.950%, (5-Year Treasury Constant Maturity plus 1.29%), 7/22/30(b)(c)	2,840,168
6,281,000	Bank of America Corp., 3.419%, (LIBOR USD 3-Month plus 1.04%), 12/20/28(d)	6,479,090
9,259,000	Bank of America Corp., MTN, 3.093%, (LIBOR USD 3-Month plus 1.09%), 10/1/25(d)	9,283,235
5,225,000	Bank of Montreal, Series E, 3.300%, 2/5/24	5,391,433
3,446,000	Barclays PLC, 4.338%, (LIBOR USD 3-Month plus 1.36%), 5/16/24(d)	3,324,122
3,586,000	Capital One Financial Corp., 3.300%, 10/30/24	3,507,082
2,900,000	CIT Bank NA, BKNT, 2.969%, (SOFR plus 1.72%), 9/27/25(d)	2,445,367
3,948,000	Citigroup, Inc., 3.142%, (LIBOR USD 3-Month plus 0.72%), 1/24/23(d)	3,994,511
2,804,000	Citigroup, Inc., 3.200%, 10/21/26	2,903,548
3,908,000	Citizens Bank NA/Providence RI, BKNT, 2.457%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(a)	3,578,449
3,560,000	Cooperatieve Rabobank UA, 3.950%, 11/9/22	3,593,490
2,537,000	Fifth Third Bank/Cincinnati OH, BKNT, 2.200%, 10/30/20	2,528,850
1,675,000	First Citizens BancShares, Inc., 3.375%, (SOFR plus 2.47%), 3/15/30(d)	1,692,435
4,888,000	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	4,805,811
3,993,000	Huntington Bancshares, Inc., 2.625%, 8/6/24	4,131,698
4,945,000	ING Groep NV, 3.150%, 3/29/22	4,968,410
5,357,000	JPMorgan Chase & Co., 3.625%, 5/13/24	5,585,959
7,435,000	JPMorgan Chase & Co., 4.452%, (LIBOR USD 3-Month plus 1.33%), 12/5/29(d)	8,366,900
2,000,000	KeyBank NA/Cleveland OH, BKNT, 2.300%, 9/14/22	1,990,776
3,378,000	Lloyds Banking Group PLC, 4.582%, 12/10/25	3,416,718
2,921,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	3,014,404

Continued

40

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Banks — (continued)
$4,831,000	Mitsubishi UFJ Financial Group, Inc., 3.761%, 7/26/23	$4,993,158
3,324,000	PNC Financial Services Group, Inc. (The), 2.550%, 1/22/30	3,214,882
4,400,000	Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/22	4,460,515
3,360,000	Toronto-Dominion Bank (The), 3.625%, (5 yr. Swap Semi 30/360 USD plus 2.21%), 9/15/31(c)	3,338,594
2,813,000	U.S. Bancorp, 3.150%, 4/27/27	2,892,934
1,340,000	Visa, Inc., 2.700%, 4/15/40	1,330,138
3,320,000	Wells Fargo & Co., MTN, 2.879%, (LIBOR USD 3-Month plus 1.17%), 10/30/30(d)	3,288,443
2,112,000	Westpac Banking Corp., GMTN, 4.322%, (USD Swap Rate 11:00 am NY 1 plus 2.24%), 11/23/31(c)	2,140,610
		113,501,730
	Beverages — 1.3%
3,338,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/29	3,684,651
2,579,000	Anheuser-Busch InBev Worldwide, Inc., 5.800%, 1/23/59	3,154,541
3,163,000	Bacardi, Ltd., 4.450%, 5/15/25(b)	3,324,139
3,913,000	Coca-Cola Co. (The), 2.125%, 9/6/29	3,909,888
3,580,000	Constellation Brands, Inc., 4.400%, 11/15/25	3,610,906
1,970,000	PepsiCo, Inc., 3.450%, 10/6/46	2,211,293
		19,895,418
	Capital Goods — 0.2%
3,457,000	Keysight Technologies, Inc., 4.550%, 10/30/24	3,609,919

	Capital Markets — 0.2%
3,268,000	Morgan Stanley, 3.971%, (LIBOR USD 3-Month plus 1.46%), 7/22/38(d)	3,522,204

	Chemicals — 0.5%
3,576,000	Albemarle Corp., 5.450%, 12/1/44	4,152,527
4,106,000	FMC Corp., 3.450%, 10/1/29	3,878,032
		8,030,559
	Commercial Services & Supplies — 0.5%
1,400,000	Republic Services, Inc., 3.550%, 6/1/22	1,427,736
3,365,000	Waste Connections, Inc., 3.500%, 5/1/29	3,404,604
500,000	Waste Management, Inc., 3.900%, 3/1/35	550,048
2,692,000	Waste Management, Inc., 4.100%, 3/1/45	2,982,243
		8,364,631
	Diversified Financial Services — 1.6%
3,650,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/24	3,138,156
4,741,000	Credit Suisse Group Funding Guernsey, Ltd., 3.800%, 9/15/22	4,803,818
7,144,000	Goldman Sachs Group, Inc. (The), 3.000%, 4/26/22	7,196,397
4,329,000	Goldman Sachs Group, Inc. (The), 2.908%, (LIBOR USD 3-Month plus 1.05%), 6/5/23(d)	4,341,442
2,560,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	3,445,580
3,203,000	Lazard Group, LLC, 4.500%, 9/19/28	3,211,301
		26,136,694

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Diversified Telecommunication Services — 0.6%
$2,500,000	CommScope, Inc., 5.500%, 3/1/24(b)	$2,530,000
808,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II, LLC / Sprint Spectrum Co. III, LLC, 4.738%, 3/20/25(b)	824,160
3,148,000	Verizon Communications, Inc., 4.812%, 3/15/39	3,875,223
2,134,000	Verizon Communications, Inc., 5.012%, 4/15/49	2,867,758
		10,097,141
	Electric Utilities — 2.5%
2,838,000	Berkshire Hathaway Energy Co., 3.700%, 7/15/30(b)	3,041,958
3,078,000	Berkshire Hathaway Energy Co., 4.250%, 10/15/50(b)	3,485,642
2,385,000	Dominion Energy, Inc., 2.579%, 7/1/20	2,382,137
3,432,000	Dominion Energy, Inc., STEP, 3.071%, 8/15/24	3,421,392
4,329,000	Duke Energy Progress, LLC, 3.600%, 9/15/47	4,545,516
2,198,000	Entergy Louisiana, LLC, 4.200%, 9/1/48	2,465,821
3,180,000	Entergy Mississippi, LLC, 3.100%, 7/1/23	2,943,561
3,400,000	Exelon Generation Co., LLC, 5.600%, 6/15/42	3,270,767
2,965,000	Florida Power & Light Co., 3.990%, 3/1/49	3,339,057
3,200,000	Indiana Michigan Power Co., Series K, 4.550%, 3/15/46	3,573,912
3,042,000	Korea East-West Power Co., Ltd., 2.500%, 6/2/20(b)	3,046,244
2,530,000	Ohio Edison Co., 6.875%, 7/15/36	3,360,360
		38,876,367
	Electrical Equipment — 0.3%
2,049,000	Fortive Corp., 4.300%, 6/15/46	2,076,608
3,128,000	Textron, Inc., 3.650%, 3/1/21	3,118,922
		5,195,530
	Energy Equipment & Services — 1.3%
2,301,000	Apache Corp., 4.375%, 10/15/28	1,229,199
3,491,000	Cenovus Energy, Inc., 4.250%, 4/15/27	1,709,500
1,693,000	Cheniere Corpus Christi Holdings, LLC, 3.700%, 11/15/29(b)	1,264,755
1,180,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	1,276,264
1,565,000	Hess Corp., 7.875%, 10/1/29	1,253,892
3,355,000	Kinder Morgan, Inc./DE, 4.300%, 6/1/25	3,423,612
3,326,000	Midwest Connector Capital Co., LLC, 3.900%, 4/1/24(b)	3,104,882
3,173,000	MPLX L.P., 4.125%, 3/1/27	2,703,699
2,128,000	NuStar Logistics L.P., 4.800%, 9/1/20	1,851,360
255,000	NuStar Logistics L.P., 6.000%, 6/1/26	188,700
3,383,000	Plains All American Pipeline L.P./PAA Finance Corp., 4.900%, 2/15/45	2,281,446
		20,287,309
	Equity Real Estate Investment Trusts (REITS) — 2.8%
2,895,000	Alexandria Real Estate Equities, Inc., 4.000%, 1/15/24	2,957,326
3,680,000	American Tower Trust, 3.652%, 3/23/28(b)	3,575,308
3,574,000	Crown Castle International Corp., 5.250%, 1/15/23	3,726,141
3,573,000	Healthcare Trust of America Holdings L.P., 3.100%, 2/15/30	3,191,718

Continued

41

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Equity Real Estate Investment Trusts (REITS) — (continued)
$3,624,000	Hudson Pacific Properties L.P., 3.250%, 1/15/30	$3,351,477
975,000	Iron Mountain, Inc., 4.375%, 6/1/21(b)	965,250
2,853,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	2,783,395
3,393,000	Kimco Realty Corp., 2.700%, 3/1/24	3,330,477
3,350,000	Ontario Teachers’ Cadillac Fairview Properties Trust, 3.875%, 3/20/27(b)	3,486,785
3,974,000	Physicians Realty L.P., 4.300%, 3/15/27	3,701,896
2,500,000	Prologis L.P., 3.000%, 4/15/50	2,163,397
2,664,000	Sabra Health Care L.P., 4.800%, 6/1/24	2,703,573
3,708,000	Spirit Realty L.P., 3.400%, 1/15/30	3,186,049
429,000	Starwood Property Trust, Inc., 3.625%, 2/1/21	401,158
578,000	Starwood Property Trust, Inc., 5.000%, 12/15/21	528,870
2,133,000	STORE Capital Corp., 4.625%, 3/15/29	2,021,793
869,000	WEA Finance, LLC, 2.875%, 1/15/27(b)	817,821
2,500,000	WEA Finance, LLC/Westfield UK & Europe Finance PLC, 4.750%, 9/17/44(b)	2,292,397
		45,184,831
	Food & Staples Retailing — 1.4%
3,873,000	AbbVie, Inc., 2.950%, 11/21/26(b)	3,890,765
3,847,000	AbbVie, Inc., 4.875%, 11/14/48	4,463,003
2,210,000	Conagra Brands, Inc., 5.300%, 11/1/38	2,402,971
3,986,000	CVS Health Corp., 3.700%, 3/9/23	4,140,131
3,665,000	CVS Health Corp., 4.300%, 3/25/28	3,920,244
3,244,000	Smithfield Foods, Inc., 5.200%, 4/1/29(b)	3,262,502
		22,079,616
	Food, Beverage & Tobacco — 0.1%
1,300,000	PepsiCo, Inc., 4.450%, 4/14/46	1,680,010

	Gas Utilities — 0.3%
4,624,000	Sempra Energy, 3.800%, 2/1/38	4,336,760

	Health Care Equipment & Services — 0.4%
3,717,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	3,674,369
3,065,000	HCA, Inc., 5.000%, 3/15/24	3,173,467
		6,847,836
	Health Care Providers & Services — 0.7%
3,373,000	Anthem, Inc., 4.101%, 3/1/28	3,609,792
2,889,000	Becton Dickinson & Co., 2.250%, (LIBOR USD 3-Month plus 0.88%), 12/29/20(a)	2,791,496
3,838,000	Becton Dickinson & Co., 3.700%, 6/6/27	3,874,224
		10,275,512
	Household Products — 0.1%
1,688,000	Procter & Gamble Co. (The), 2.450%, 3/25/25	1,773,642

	Insurance — 1.9%
575,000	Alleghany Corp., 4.900%, 9/15/44	620,560
2,424,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	2,360,836
438,000	Assurant, Inc., 2.482%, (LIBOR USD 3-Month plus 1.25%), 3/26/21(a)	438,000
2,028,000	Athene Global Funding, 2.750%, 4/20/20(b)	2,023,583
1,417,000	Athene Holding, Ltd., 6.150%, 4/3/30	1,414,279
4,000,000	AXIS Specialty Finance, LLC, 3.900%, 7/15/29	4,140,271
2,915,000	Carlyle Finance, LLC, 5.650%, 9/15/48(b)	3,215,774
2,779,000	CBRE Services, Inc., 5.250%, 3/15/25	2,991,913

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Insurance — (continued)
$2,680,000	KKR Group Finance Co. III, LLC, 5.125%, 6/1/44(b)	$2,739,297
2,000,000	Meiji Yasuda Life Insurance Co., 5.200%, (5 yr. Swap Semi 30/360 USD plus 4.23%), 10/20/45(b)(c)	2,060,000
3,765,000	Reinsurance Group of America, Inc., 3.900%, 5/15/29	3,672,166
2,049,000	Symetra Financial Corp., 4.250%, 7/15/24	2,092,483
2,117,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	3,132,452
		30,901,614
	IT Services — 0.2%
3,472,000	Fiserv, Inc., 3.200%, 7/1/26	3,586,117

	Machinery — 0.3%
230,000	Colfax Corp., 6.000%, 2/15/24(b)	221,950
3,514,000	Deere & Co., 3.750%, 4/15/50	4,011,351
		4,233,301
	Media — 2.1%
3,803,000	Comcast Corp., 3.700%, 4/15/24	4,081,194
2,372,000	Comcast Corp., 3.100%, 4/1/25	2,519,600
3,311,000	Comcast Corp., 4.600%, 10/15/38	4,052,725
3,144,000	Discovery Communications, LLC, 5.200%, 9/20/47	3,167,811
1,195,000	Fox Corp., 3.500%, 4/8/30	1,192,598
2,983,000	Fox Corp., 5.476%, 1/25/39(b)	3,456,800
3,622,000	Interpublic Group of Cos., Inc. (The), 4.750%, 3/30/30	3,588,844
3,144,000	Time Warner Cable, LLC, 6.550%, 5/1/37	3,527,103
3,926,000	ViacomCBS, Inc., 4.375%, 3/15/43	3,479,292
3,000,000	Walt Disney Co. (The), 6.200%, 12/15/34	4,162,638
		33,228,605
	Metals & Mining — 0.6%
3,676,000	Nucor Corp., 4.400%, 5/1/48	4,168,003
1,922,000	Southern Copper Corp., 5.375%, 4/16/20	1,912,397
3,500,000	Teck Resources, Ltd., 6.000%, 8/15/40	3,000,480
		9,080,880
	Multi-Utilities — 0.5%
2,275,000	CMS Energy Corp., 4.700%, 3/31/43	2,461,092
1,903,000	Progress Energy, Inc., 3.150%, 4/1/22	1,920,456
2,982,000	Puget Sound Energy, Inc., 4.223%, 6/15/48	3,339,555
		7,721,103
	Oil, Gas & Consumable Fuels — 1.1%
2,465,000	Aker BP ASA, 5.875%, 3/31/25(b)	2,181,145
3,900,000	Aker BP ASA, 3.750%, 1/15/30(b)	2,915,977
3,442,000	Diamondback Energy, Inc., 5.375%, 5/31/25	2,537,782
2,982,000	HollyFrontier Corp., 5.875%, 4/1/26	2,584,418
2,071,000	Marathon Petroleum Corp., 5.375%, 10/1/22	1,955,197
3,260,000	Newfield Exploration Co., 5.625%, 7/1/24	1,749,453
3,136,000	Noble Energy, Inc., 5.050%, 11/15/44	1,935,261
2,356,000	Saudi Arabian Oil Co., 4.375%, 4/16/49(b)	2,337,844
		18,197,077
	Pharmaceuticals — 0.9%
4,116,000	Bristol-Myers Squibb Co., 5.000%, 8/15/45(b)	5,504,167
629,000	Kimberly-Clark Corp., 3.100%, 3/26/30	680,464
2,094,000	Merck & Co., Inc., 3.900%, 3/7/39	2,453,744
2,435,000	Pfizer, Inc., 2.625%, 4/1/30	2,560,316

Continued

42

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Pharmaceuticals — (continued)
$2,872,000	SC Johnson & Son, Inc., 4.750%, 10/15/46(b)	$3,402,985
		14,601,676
	Road & Rail — 0.2%
2,619,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	3,184,984

	Semiconductors & Semiconductor Equipment — 0.5%
1,068,000	Intel Corp., 4.750%, 3/25/50	1,434,135
2,113,000	Lam Research Corp., 3.750%, 3/15/26	2,241,330
2,210,000	Microchip Technology, Inc., 3.922%, 6/1/21	2,153,392
1,361,000	NVIDIA Corp., 3.500%, 4/1/50	1,479,858
		7,308,715
	Software — 1.2%
1,307,000	Dell International, LLC/EMC Corp., 5.875%, 6/15/21(b)	1,308,634
1,779,000	International Business Machines Corp., 3.000%, 5/15/24	1,874,224
2,670,000	Microsoft Corp., 4.750%, 11/3/55	3,790,861
3,009,000	Oracle Corp., 1.900%, 9/15/21	3,017,866
3,200,000	Oracle Corp., 3.400%, 7/8/24	3,398,109
2,138,000	salesforce.com, Inc., 3.700%, 4/11/28	2,366,868
3,459,000	Trimble, Inc., 4.900%, 6/15/28	3,722,290
		19,478,852
	Specialty Retail — 1.0%
1,991,000	ERAC USA Finance, LLC, 4.200%, 11/1/46(b)	1,867,304
3,267,000	Home Depot, Inc. (The), 2.700%, 4/15/30	3,321,929
3,558,000	Lowe’s Cos., Inc., 4.500%, 4/15/30	3,921,005
2,791,000	McDonald’s Corp., MTN, 2.125%, 3/1/30	2,578,347
3,345,000	Target Corp., 3.375%, 4/15/29	3,615,101
		15,303,686
	Telecommunication Services — 0.6%
1,193,000	AT&T, Inc., 3.000%, 2/15/22	1,203,147
3,250,000	AT&T, Inc., 3.400%, 6/15/22	3,303,188
3,972,000	AT&T, Inc., 4.750%, 5/15/46	4,392,716
		8,899,051
	Tobacco — 0.7%
2,965,000	BAT Capital Corp., 4.700%, 4/2/27	3,012,934
3,567,000	BAT Capital Corp., 4.540%, 8/15/47	3,246,463
4,120,000	Philip Morris International, Inc., 3.375%, 8/11/25	4,194,538
		10,453,935
	Total Corporate Bonds (Cost $559,679,820)	551,325,598

MORTGAGE-BACKED SECURITIES — 23.9%
	Fannie Mae — 9.0%
968	5.000%, 8/1/20, Pool #832058	1,016
40,936	5.000%, 9/1/25, Pool #255892	44,110
2,524,521	4.000%, 12/1/33, Pool #MA1689	2,753,628
1,542,818	4.000%, 6/1/34, Pool #MA1922	1,682,602
78,367	6.500%, 1/1/35, Pool #809198	93,025
1,431,123	4.000%, 3/1/35, Pool #MA2211	1,558,349
19,462	7.000%, 6/1/35, Pool #255820	23,111
51,798	6.500%, 3/1/36, Pool #866062	60,375
32,212	6.500%, 7/1/36, Pool #885493	35,697
583,277	5.500%, 8/1/37, Pool #995082	659,939

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae — (continued)
$363,524	4.500%, 10/1/39, Pool #AC2645	$398,019
255,572	5.000%, 6/1/40, Pool #AD4927	283,072
205,777	5.000%, 6/1/40, Pool #AD8718	228,084
787,706	4.500%, 12/1/40, Pool #AH1100	863,026
279,973	4.500%, 3/1/41, Pool #AB2467	306,796
552,612	4.500%, 5/1/41, Pool #AI1023	605,564
396,247	4.500%, 11/1/41, Pool #AJ4994	434,208
561,710	4.500%, 12/1/41, Pool #AJ7696	615,306
1,307,101	3.500%, 6/1/42, Pool #AB5373	1,402,505
1,806,121	3.500%, 5/1/43, Pool #AB9368	1,937,798
1,607,927	3.500%, 5/1/43, Pool #AL3605	1,729,215
1,882,563	3.500%, 8/1/43, Pool #AU0613	2,020,529
667,879	4.500%, 11/1/44, Pool #MA2100	725,027
5,107,738	3.500%, 1/1/45, Pool #Q30876	5,458,574
1,742,158	4.500%, 1/1/45, Pool #MA2158	1,898,950
2,610,250	4.000%, 3/1/45, Pool #MA2217	2,821,775
2,206,318	4.000%, 6/1/46, Pool #MA2653	2,378,926
2,424,634	4.500%, 7/1/46, Pool #AS7568	2,640,221
2,690,797	4.000%, 11/1/46, Pool #MA2808	2,892,112
4,545,421	4.000%, 5/1/47, Pool #BE9598	4,895,038
11,034,149	3.500%, 6/1/47, Pool #BE3695	11,686,225
2,068,918	4.000%, 7/1/47, Pool #MA3058	2,219,948
4,828,907	4.000%, 8/1/47, Pool #BH5117	5,179,065
8,129,796	3.500%, 1/1/48, Pool #Q53670	8,616,034
10,520,072	4.000%, 4/1/48, Pool #BM3900	11,281,918
7,131,267	5.000%, 8/1/48, Pool #CA2219	7,698,959
15,227,608	3.000%, 10/1/49, Pool #BO5415	15,986,747
21,145,860	3.500%, 10/1/49, Pool #CA4431	22,342,228
15,366,321	3.000%, 12/1/49, Pool #BO8851	16,106,886
		142,564,607
	Freddie Mac — 14.9%
15,848	5.500%, 10/1/21, Pool #G12425	16,266
24,962	5.000%, 12/1/21, Pool #J04025	26,199
59,717	5.000%, 7/1/25, Pool #C90908	64,334
220,257	2.500%, 1/1/28, Pool #J22069	229,591
821,594	3.500%, 7/1/30, Pool #ZS8575	866,628
71,703	5.000%, 3/1/36, Pool #G08115	79,623
2,667,732	4.000%, 4/1/36, Pool #ZA2413	2,909,257
3,743,003	3.500%, 6/1/36, Pool #ZA2414	3,991,317
19,381	5.000%, 7/1/36, Pool #G02291	21,558
2,049,207	3.500%, 8/1/36, Pool #ZA2425	2,185,271
221,012	6.500%, 9/1/36, Pool #G08152	256,442
4,961,572	3.500%, 11/1/36, Pool #C91906	5,293,274
74,355	5.000%, 2/1/37, Pool #A57714	82,577
4,177,885	4.000%, 5/1/37, Pool #C91938	4,540,623
21,459,682	3.500%, 8/1/38, Pool #FM2472	22,894,196
98,593	4.500%, 10/1/39, Pool #A89346	107,964
4,412,310	3.000%, 11/1/39, Pool #RB5022	4,627,359
282,510	5.000%, 6/1/40, Pool #C03479	312,952
783,193	5.000%, 7/1/40, Pool #A93070	867,704
96,652	5.000%, 9/1/40, Pool #C03518	107,112
1,055,110	4.000%, 12/1/42, Pool #G07266	1,141,143
833,837	3.500%, 5/1/43, Pool #Q18305	894,918
561,071	4.000%, 5/1/44, Pool #V81186	606,201
294,950	4.000%, 7/1/44, Pool #ZS4573	318,455
324,643	4.000%, 9/1/44, Pool #Q28299	351,029
6,740,938	3.500%, 5/1/46, Pool #ZS4663	7,168,669
1,553,869	4.000%, 8/1/46, Pool #ZS4673	1,673,294
4,226,452	3.500%, 9/1/46, Pool #ZS4678	4,503,673
14,265,076	3.500%, 2/1/47, Pool #ZM2661	15,119,085

Continued

43

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac — (continued)
$8,321,115	3.500%, 9/1/47, Pool #Q50962	$8,819,526
1,854,348	3.500%, 1/1/48, Pool #Q53640	1,965,741
6,838,393	3.500%, 2/1/48, Pool #G61662	7,247,408
2,534,801	4.000%, 2/1/48, Pool #ZT1639	2,714,226
1,832,222	4.000%, 6/1/48, Pool #G67713	1,982,652
9,938,088	3.000%, 11/1/48, Pool #BM5822	10,476,737
6,266,086	4.000%, 4/1/49, Pool #ZN5219	6,676,659
27,122,380	3.000%, 8/1/49, Pool #QA1451	28,433,028
16,515,031	3.000%, 10/1/49, Pool #QA3329	17,353,658
10,846,738	3.500%, 10/1/49, Pool #QA4514	11,460,419
13,775,202	2.500%, 11/1/49, Pool #QA4396	14,271,883
10,284,034	3.000%, 11/1/49, Pool #QA4336	10,850,702
7,709,697	3.000%, 12/1/49, Pool #BO6222	8,080,825
15,232,048	3.000%, 12/1/49, Pool #BO6225	15,965,332
9,899,092	3.000%, 1/1/50, Pool #BO7242	10,376,040
		237,931,550
	Ginnie Mae — 0.0%
153,924	5.000%, 2/15/40, Pool #737037	171,328
	Total Mortgage-Backed Securities (Cost $369,647,697)	380,667,485

MUNICIPAL BONDS — 4.8%
	Alabama — 0.2%
3,000,000	Alabama Economic Settlement Authority, Economic Imports, Taxable BP - Settlement Revenue, Series B, 4.263%, 9/15/32	3,428,100

	California — 0.8%
1,889,000	California Institute of Technology, 4.283%, 9/1/16	2,276,058
1,285,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	2,073,091
8,000,000	State of California, Refunding, Taxable-Various Purpose-Bid Group, Transit Improvements G.O., 2.650%, 4/1/26	8,358,160
		12,707,309
	Connecticut — 0.2%
3,000,000	State of Connecticut Special Tax Revenue, Build America Bonds, Transition Infrastructure, Series B, 4.126%, 11/1/20	3,053,520

	Delaware — 0.2%
2,650,000	State of Delaware, Public Facilities, G.O., Series A, Callable 1/1/30 @ 100, 5.000%, 1/1/31	3,502,876

	Florida — 0.3%
2,135,000	Reedy Creek Improvement District, Advance Refunding, Taxable Revenue Bonds, G.O., Series A, 2.147%, 6/1/29	2,095,673
2,030,000	Reedy Creek Improvement District, Advance Refunding, Taxable Revenue Bonds, G.O., Series A, 2.197%, 6/1/30	1,985,178
		4,080,851
	Illinois — 0.9%
8,030,000	Sales Tax Securitization Corp., Second Lien, Current Refunding, Taxable Revenue Bonds, Series B, 3.057%, 1/1/34	8,549,059
1,800,000	State of Illinois, Public Improvements, Taxable Building Revenue, 3.481%, 6/15/26	1,943,010

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Illinois — (continued)
$3,130,000	State of Illinois, Public Improvements, Taxable Revenue, Series B, 2.620%, 6/15/26	$3,151,879
		13,643,948
	New Jersey — 0.2%
2,375,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Taxable, Series C, 4.521%, 6/15/21	2,449,789

	NewYork — 0.8%
8,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Taxable Revenue, Sub Series B3, Callable 11/01/29 @ 100, 3.000%, 11/1/33	8,077,840
3,020,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Taxable Revenue, Callable 2/1/27 @ 100, 3.330%, 2/1/28	3,286,364
1,640,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	1,684,067
		13,048,271
	North Carolina — 0.2%
2,600,000	Duke University, 3.299%, 10/1/46	2,696,095

	Ohio — 0.3%
5,658,000	Premier Health Partners, Series G, Callable 5/15/26 @ 100, 2.911%, 11/15/26	5,553,008

	Pennsylvania — 0.5%
1,005,000	Commonwealth Financing Authority, School Improvements, Taxable Revenue, Series A, 4.014%, 6/1/33	1,143,429
4,375,000	Lehigh University, 3.479%, 11/15/46	4,720,746
2,260,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	2,328,772
		8,192,947
	Texas — 0.1%
1,770,000	Dallas Area Rapid Transit, Advance Refunding, Taxable Revenue Bonds, Series C, Callable 1/12/29 @ 100, 1.846%, 12/1/30	1,754,159

	Wisconsin — 0.1%
2,140,000	State of Wisconsin, Current Refunding, Taxable Revenue Bonds, Series A, 2.196%, 5/1/27	2,145,757
	Total Municipal Bonds (Cost $73,078,828)	76,256,630

U.S. TREASURY BONDS — 3.7%
46,967,800	2.500%, 2/15/45	58,726,262
	Total U.S. Treasury Bonds (Cost $45,013,357)	58,726,262

U.S. TREASURY NOTES — 0.1%
1,699,500	2.500%, 1/31/24	1,840,173
	Total U.S. Treasury Notes (Cost $1,751,274)	1,840,173

Continued

44

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

MONEY MARKET FUND — 2.3%
37,206,491	Federated Treasury Obligations Fund, Institutional Shares, 0.31%(e)	$37,206,491
	Total Money Market Fund (Cost $37,206,491)	37,206,491

Total Investments — 102.5% (Cost $1,601,229,800)		1,630,865,449
Net Other Assets (Liabilities) — (2.5)%		(40,176,549)
NET ASSETS — 100.0%		$1,590,688,900

(a)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2020. The maturity date reflected is the final maturity date.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2020. The maturity date reflected is the final maturity date.
(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e)	Represents the current yield as of report date.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

Continued

45

Sterling Capital Corporate Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — 99.6%
	Aerospace & Defense — 0.8%
$150,000	L3Harris Technologies, Inc., 4.950%, 2/15/21(a)	$153,219

	Automobiles — 1.7%
200,000	Ford Motor Credit Co., LLC, 5.085%, 1/7/21	194,940
140,000	General Motors Financial Co., Inc., 3.550%, 7/8/22	130,189
		325,129
	Banks — 16.6%
200,000	Australia & New Zealand Banking Group, Ltd., 2.950%, (5-Year Treasury Constant Maturity plus 1.29%), 7/22/30(a)(b)	189,471
225,000	Bank of America Corp., 3.366%, (LIBOR USD 3-Month plus 0.81%), 1/23/26(c)	235,703
230,000	Bank of America Corp., MTN, 2.503%, 10/21/22	230,588
110,000	Bank of Montreal, Series E, 3.300%, 2/5/24	113,504
200,000	Barclays PLC, 4.338%, (LIBOR USD 3-Month plus 1.36%), 5/16/24(c)	192,926
185,000	Capital One Financial Corp., 3.200%, 2/5/25	181,392
300,000	Citigroup, Inc., 4.400%, 6/10/25	313,675
250,000	Citizens Bank NA/Providence RI, BKNT, 2.457%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(d)	228,918
250,000	Cooperatieve Rabobank UA, 3.950%, 11/9/22	252,352
150,000	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	147,478
272,000	JPMorgan Chase & Co., 3.625%, 5/13/24	283,625
200,000	Lloyds Banking Group PLC, 4.582%, 12/10/25	202,292
200,000	Toronto-Dominion Bank (The), 3.625%, (5 yr. Swap Semi 30/360 USD plus 2.21%), 9/15/31(b)	198,726
180,000	Wells Fargo & Co., MTN, 3.550%, 9/29/25	189,183
250,000	Zions Bancorp NA, 3.500%, 8/27/21	249,747
		3,209,580
	Beverages — 3.8%
225,000	Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., 3.650%, 2/1/26	235,908
155,000	Bacardi, Ltd., 4.450%, 5/15/25(a)	162,896
115,000	Coca-Cola Co. (The), 2.250%, 9/1/26	118,302
235,000	Constellation Brands, Inc., 2.392%, (LIBOR USD 3-Month plus 0.70%), 11/15/21(d)	221,520
		738,626
	Capital Goods — 1.5%
135,000	Keysight Technologies, Inc., 4.550%, 10/30/24	140,972
135,000	Trimble, Inc., 4.900%, 6/15/28	145,276
		286,248
	Chemicals — 3.0%
115,000	Albemarle Corp., 2.742%, (LIBOR USD 3-Month plus 1.05%), 11/15/22(a)(d)	109,507
132,000	DuPont de Nemours, Inc., 4.493%, 11/15/25	142,156
140,000	FMC Corp., 3.950%, 2/1/22	146,260
87,000	FMC Corp., 3.450%, 10/1/29	82,170
110,000	Westlake Chemical Corp., 3.600%, 8/15/26	100,199
		580,292
	Commercial Services & Supplies — 2.2%
141,000	Waste Connections, Inc., 3.500%, 5/1/29	142,659
175,000	Waste Management, Inc., 2.950%, 6/15/24	177,914

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Commercial Services & Supplies — (continued)
$110,000	WPP Finance 2010, 3.625%, 9/7/22	$109,415
		429,988
	Communications Equipment — 0.4%
81,000	CommScope Technologies, LLC, 5.000%, 3/15/27(a)	70,267

	Diversified Financial Services — 8.8%
190,000	Ares Finance Co., LLC, 4.000%, 10/8/24(a)	187,717
120,000	Avolon Holdings Funding, Ltd., 3.625%, 5/1/22(a)	106,375
60,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(a)	61,767
250,000	Credit Suisse Group AG, 2.593%, (SOFR plus 1.56%), 9/11/25(a)(c)	237,510
253,000	Goldman Sachs Group, Inc. (The), 4.250%, 10/21/25	260,797
60,000	Jefferies Group, LLC / Jefferies Group Capital Finance, Inc., 4.850%, 1/15/27	59,395
168,000	KKR Group Finance Co. VI, LLC, 3.750%, 7/1/29(a)	167,472
250,000	Macquarie Group, Ltd., 6.250%, 1/14/21(a)	255,080
210,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(a)	212,408
111,000	ORIX Corp., 2.900%, 7/18/22	113,863
38,000	Springleaf Finance Corp., 5.375%, 11/15/29	34,770
		1,697,154
	Diversified Telecommunication Services — 3.3%
110,000	AT&T, Inc., 3.000%, 6/30/22	110,957
129,000	AT&T, Inc., 4.100%, 2/15/28	135,356
150,000	Telefonica Emisiones SA, 4.103%, 3/8/27	154,450
209,000	Verizon Communications, Inc., 4.016%, 12/3/29	234,729
		635,492
	Electric Utilities — 1.8%
200,000	Appalachian Power Co., 4.600%, 3/30/21	200,111
155,000	Exelon Corp., 3.950%, 6/15/25	155,681
		355,792
	Electrical Equipment — 0.9%
185,000	Textron, Inc., 3.650%, 3/1/21	184,463

	Energy Equipment & Services — 4.4%
107,000	Cenovus Energy, Inc., 4.250%, 4/15/27	52,397
105,000	Energy Transfer Operating L.P., 4.050%, 3/15/25	91,130
89,000	Hess Corp., 7.875%, 10/1/29	71,308
154,000	Kinder Morgan, Inc./DE, 4.300%, 6/1/25	157,149
165,000	Midwest Connector Capital Co., LLC, 3.900%, 4/1/24(a)	154,031
105,000	MPLX L.P., 5.250%, 1/15/25(a)	90,002
43,000	NuStar Logistics L.P., 4.800%, 9/1/20	37,410
187,000	Penske Truck Leasing Co. L.P. / PTL Finance
	Corp., 3.400%, 11/15/26(a)	197,688
		851,115
	Entertainment — 0.1%
15,000	Live Nation Entertainment, Inc., 4.750%, 10/15/27(a)	13,350

See accompanying Notes to the Financial Statements.

46

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Equity Real Estate Investment Trusts (REITS) — 9.5%
$157,000	American Tower Trust, 3.652%, 3/23/28(a)	$152,534
115,000	Duke Realty L.P., 3.250%, 6/30/26	114,945
186,000	Healthcare Realty Trust, Inc., 3.625%, 1/15/28	186,363
165,000	Healthcare Trust of America Holdings L.P., 3.100%, 2/15/30	147,393
31,000	iStar, Inc., 4.750%, 10/1/24	26,040
233,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	227,315
200,000	Kimco Realty Corp., 2.700%, 3/1/24	196,315
189,000	Physicians Realty L.P., 4.300%, 3/15/27	176,059
128,000	Sabra Health Care L.P., 4.800%, 6/1/24	129,901
165,000	Spirit Realty L.P., 3.400%, 1/15/30	141,774
21,000	Starwood Property Trust, Inc., 3.625%, 2/1/21	19,637
19,000	Starwood Property Trust, Inc., 5.000%, 12/15/21	17,385
113,000	STORE Capital Corp., 4.625%, 3/15/29	107,109
200,000	WEA Finance, LLC, 2.875%, 1/15/27(a)	188,221
		1,830,991
	Food Products — 3.4%
45,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons, LLC, 3.500%, 2/15/23(a)	44,303
160,000	Conagra Brands, Inc., 4.300%, 5/1/24	165,604
170,000	Hershey Co. (The), 2.050%, 11/15/24	169,297
110,000	Kraft Heinz Foods Co., 3.950%, 7/15/25	109,471
161,000	Smithfield Foods, Inc., 5.200%, 4/1/29(a)	161,918
		650,593
	Food, Beverage & Tobacco — 1.3%
215,000	CVS Health Corp., 3.700%, 3/9/23	223,314
21,000	Darling Ingredients, Inc., 5.250%, 4/15/27(a)	20,364
		243,678
	Health Care Providers & Services — 1.8%
135,000	Becton Dickinson & Co., 3.700%, 6/6/27	136,274
40,000	Centene Corp., 4.250%, 12/15/27(a)	39,200
70,000	Centene Corp., 3.375%, 2/15/30(a)	65,100
105,000	HCA, Inc., 5.000%, 3/15/24	108,716
		349,290
	Hotels, Restaurants & Leisure — 0.5%
55,000	Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.750%, 4/15/26(a)	53,900
45,000	Prime Security Services Borrower, LLC/Prime Finance, Inc., 6.250%, 1/15/28(a)	38,813
		92,713
	Industrial Conglomerates — 1.1%
214,000	Carlisle Cos., Inc., 3.500%, 12/1/24	206,508

	Insurance — 10.2%
155,000	Alleghany Corp., 4.950%, 6/27/22	163,061
160,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	155,831
180,000	CBRE Services, Inc., 5.250%, 3/15/25	193,791
92,000	Equitable Holdings, Inc., 3.900%, 4/20/23	91,178
110,000	Jackson National Life Global Funding, 3.250%, 1/30/24(a)	109,467
55,000	Liberty Mutual Group, Inc., 4.250%, 6/15/23(a)	55,995
190,000	Liberty Mutual Group, Inc., 4.569%, 2/1/29(a)	209,940
375,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	393,227
164,000	Radian Group, Inc., 4.875%, 3/15/27	161,540

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Insurance — (continued)
$165,000	RenaissanceRe Finance, Inc., 3.450%, 7/1/27	$171,946
270,000	Symetra Financial Corp., 4.250%, 7/15/24	275,730
		1,981,706
	IT Services — 0.9%
175,000	Fiserv, Inc., 2.750%, 7/1/24	175,665

	Media — 4.9%
165,000	Charter Communications Operating, LLC / Charter Communications Operating Capital, 4.200%, 3/15/28	168,734
158,000	Comcast Corp., 4.150%, 10/15/28	177,405
110,000	Diamond Sports Group, LLC / Diamond Sports Finance Co., 6.625%, 8/15/27(a)	73,563
143,000	Discovery Communications, LLC, 3.950%, 3/20/28	140,186
50,000	TEGNA, Inc., 5.000%, 9/15/29(a)	45,140
165,000	ViacomCBS, Inc., 3.875%, 4/1/24	161,459
175,000	Walt Disney Co. (The), 1.750%, 8/30/24	175,348
		941,835
	Metals & Mining — 2.0%
44,000	Freeport-McMoRan, Inc., 4.125%, 3/1/28	38,390
115,000	Glencore Funding, LLC, 4.125%, 5/30/23(a)	105,956
124,000	Nucor Corp., 3.950%, 5/1/28	122,045
125,000	Southern Copper Corp., 3.500%, 11/8/22	122,222
		388,613
	Multi-Utilities — 2.8%
200,000	Entergy Louisiana, LLC, 4.440%, 1/15/26	215,372
165,000	Progress Energy, Inc., 3.150%, 4/1/22	166,513
165,000	Sempra Energy, 3.550%, 6/15/24	165,312
		547,197
	Oil, Gas & Consumable Fuels — 4.5%
150,000	Aker BP ASA, 4.750%, 6/15/24(a)	125,837
150,000	Aker BP ASA, 3.750%, 1/15/30(a)	112,153
150,000	Canadian Natural Resources, Ltd., 3.800%, 4/15/24	126,884
107,000	Diamondback Energy, Inc., 5.375%, 5/31/25	78,891
84,000	HollyFrontier Corp., 5.875%, 4/1/26	72,800
146,000	Marathon Petroleum Corp., 5.375%, 10/1/22	137,836
115,000	Murphy Oil Corp., 5.875%, 12/1/27	59,094
190,000	Newfield Exploration Co., 5.625%, 7/1/24	101,962
100,000	Range Resources Corp., 9.250%, 2/1/26(a)	60,000
		875,457
	Pharmaceuticals — 1.9%
200,000	AbbVie, Inc., 3.600%, 5/14/25	209,882
112,000	AbbVie, Inc., 2.950%, 11/21/26(a)	112,514
40,000	Bristol-Myers Squibb Co., 3.250%, 8/15/22(a)	41,532
		363,928
	Semiconductors & Semiconductor Equipment — 0.6%
130,000	Microchip Technology, Inc., 3.922%, 6/1/21	126,670

	Software — 0.9%
170,000	International Business Machines Corp., 3.300%, 5/15/26	181,678

	Specialty Retail — 1.9%
135,000	ERAC USA Finance, LLC, 3.800%, 11/1/25(a)	140,112
125,000	Lowe’s Cos., Inc., 2.500%, 4/15/26	124,115

Continued

47

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Specialty Retail — (continued)
$106,000	Match Group, Inc., 4.125%, 8/1/30(a)	$94,737
		358,964
	Technology Hardware, Storage & Peripherals — 0.4%
80,000	EMC Corp., 3.375%, 6/1/23	78,776

	Tobacco — 1.7%
150,000	Altria Group, Inc., 4.400%, 2/14/26	157,850
180,000	BAT Capital Corp., 3.557%, 8/15/27	169,530
		327,380
	Total Corporate Bonds (Cost $19,824,921)	19,252,357

Shares
PREFERRED STOCKS — 0.3%
	Equity Real Estate Investment Trusts (REITS) — 0.3%
2,189	Public Storage	51,376
	Total Preferred Stocks (Cost $55,579)	51,376

Shares		Fair Value
MONEY MARKET FUND — 0.3%
66,177	Federated Treasury Obligations Fund, Institutional Shares, 0.31%(e)	$66,177
	Total Money Market Fund (Cost $66,177)	66,177
Total Investments — 100.2%
(Cost $19,946,677)		19,369,910
Net Other Assets (Liabilities) — (0.2)%		(43,643)
NET ASSETS — 100.0%		$19,326,267

(a)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2020. The maturity date reflected is the final maturity date.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(d)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2020. The maturity date reflected is the final maturity date.
(e)	Represents the current yield as of report date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

Continued

48

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 19.4%
$372,087	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 1.297%, (LIBOR USD 1-Month plus 0.35%), 12/25/35(a)	$356,429
300,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.710%, 8/18/22	297,896
275,000	AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.260%, 1/18/24	271,233
69,744	Argent Securities, Inc. Asset-Backed Pass Through Certificates, Series 2005-W3, Class A2D, 1.287%, (LIBOR USD 1-Month plus 0.34%), 11/25/35(a)	68,340
350,000	ARI Fleet Lease Trust, Series 2018-A, Class A3, 2.840%, 10/15/26(b)	349,305
500,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-1A, Class A, 3.070%, 9/20/23(b)	469,488
300,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(b)	281,265
36,449	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 2.347%, (LIBOR USD 1-Month plus 1.40%), 10/25/34(a)	36,418
68,614	Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class M2, 2.522%, (LIBOR USD 1-Month plus 1.58%), 12/25/34(a)	67,002
75,837	Chesapeake Funding II, LLC, Series 2018-3A, Class A1, 3.390%, 1/15/31(b)	76,216
450,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	580,308
22,343	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.022%, 6/25/37	22,184
273,481	Encore Credit Receivables Trust, Series 2005-4, Class M2, 1.607%, (LIBOR USD 1-Month plus 0.66%), 1/25/36(a)	268,525
485,000	Enterprise Fleet Financing, LLC, Series 2019-2, Class A2, 2.290%, 2/20/25(b)	484,091
350,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/31(b)	383,370
137,998	GSAMP Trust, Series 2006-SEA1, Class M1, 1.447%, (LIBOR USD 1-Month plus 0.50%), 5/25/36(a)(b)	135,502
750,000	Hertz Vehicle Financing II L.P., Series 2015-3A, Class A, 2.670%, 9/25/21(b)	741,613
236,925	Home Equity Asset Trust, Series 2005-7, Class M1, 1.397%, (LIBOR USD 1-Month plus 0.45%), 1/25/36(a)	229,448
81,459	Home Equity Asset Trust, Series 2005-8, Class M1, 1.377%, (LIBOR USD 1-Month plus 0.43%), 2/25/36(a)	79,618
201,680	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 1.652%, (LIBOR USD 1-Month plus 0.71%), 6/25/35(a)	198,391
158,809	New Century Home Equity Loan Trust, Series 2005-4, Class M2, 1.457%, (LIBOR USD 1-Month plus 0.51%), 9/25/35(a)	156,365
229,014	Park Place Securities, Inc. Asset-Backed Pass Through Certificates, Series 2005-WHQ2, Class M2, 1.637%, (LIBOR USD 1-Month plus 0.69%), 5/25/35(a)	223,173

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$183,711	Park Place Securities, Inc. Asset-Backed Pass Through Certificates, Series 2005-WCW3, Class M1, 1.427%, (LIBOR USD 1-Month plus 0.48%), 8/25/35(a)	$176,863
150,126	RAMP Trust, Series 2005-RZ4, Class M2, 1.447%, (LIBOR USD 1-Month plus 0.50%), 11/25/35(a)	148,292
232,289	Santander Drive Auto Receivables Trust, Series 2018-4, Class B, 3.270%, 1/17/23	232,449
221,111	Saxon Asset Securities Trust, Series 2004-3, Class M1, 1.847%, (LIBOR USD 1-Month plus 0.90%), 12/26/34(a)	197,643
500,000	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/46(b)	483,583
124,376	United States Small Business Administration, Series 2010-20D, Class 1, 4.360%, 4/1/30	133,935
	Total Asset Backed Securities (Cost $7,108,697)	7,148,945

COLLATERALIZED MORTGAGE OBLIGATIONS — 19.4%
98,272	Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	100,509
49,067	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	46,867
58,870	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	60,094
10,093	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	10,039
61,606	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	59,189
108,736	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	111,964
192,600	Fannie Mae, Series 2003-21, Class OW, 4.000%, 3/25/33	216,765
64,037	Fannie Mae, Series 2003-19, Class AR, 5.500%, 3/25/33	74,261
380,000	Fannie Mae, Series 2011-131, Class PB, 4.500%, 12/25/41	454,440
585,000	Fannie Mae, Series 2013-30, Class PY, 3.000%, 4/25/43	629,557
100,432	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(b)(c)	99,464
24,256	Freddie Mac, Series 4079, Class WV, 3.500%, 3/15/27	25,605
195,000	Freddie Mac, Series 4097, Class CU, 1.500%, 8/15/27	198,722
366,965	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	409,054
180,000	Freddie Mac, Series 4230, Class VB, 2.500%, 12/15/31	187,479
137,313	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	160,130
400,000	Freddie Mac, Series 4160, Class HH, 2.500%, 12/15/32	405,179
194,310	Freddie Mac, Series 3440, Class EM, 5.000%, 4/15/38	219,489
366,788	Freddie Mac, Series 3816, Class HM, 4.500%, 5/15/40	405,107

See accompanying Notes to the Financial Statements.

49

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$500,000	Freddie Mac, Series 3714, Class PB, 4.750%, 8/15/40	$625,241
64,651	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	67,911
200,000	Freddie Mac, Series 3815, Class TB, 4.500%, 2/15/41	240,337
113,618	Freddie Mac, Series 4293, Class MH, 3.000%, 12/15/41	121,524
400,000	Freddie Mac, Series 3989, Class JW, 3.500%, 1/15/42	446,481
500,000	Freddie Mac, Series 4650, Class BC, 3.500%, 5/15/43	540,542
572,750	Freddie Mac, Series 4508, Class UZ, 3.000%, 7/15/43	587,235
90,652	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b)(c)	89,756
176,856	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(b)(c)	177,385
44,267	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	46,076
215,602	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	221,986
43,523	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	40,764
23,741	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	23,590
51,018	RBSGC Mortgage Loan Trust, Series 2007-B, Class 3A1, 4.673%, 7/25/35(c)	47,811
	Total Collateralized Mortgage Obligations (Cost $6,656,011)	7,150,553

COMMERCIAL MORTGAGE-BACKED SECURITIES — 21.6%
500,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(c)	534,284
300,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class AS, 4.544%, 11/10/46	310,216
492,148	COMM 2012-CCRE1 Mortgage Trust, Series 2012-CR1, Class A3, 3.391%, 5/15/45	496,470
250,000	COMM Mortgage Trust, Series 2017-COR2, Class A3, 3.510%, 9/10/50	266,239
500,000	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 8/15/48	523,576
200,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.689%, 11/10/46(b)(c)	196,256
488,500	FRESB Mortgage Trust, Series 2017-SB36, Class A10F, 2.880%, 7/25/27(c)	504,548
175,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	176,832
550,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class AS, 4.085%, 5/10/45	558,088
85,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	88,912
500,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49(c)	524,819
500,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(b)(c)	500,760
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	105,280

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	$526,423
760,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.276%, 11/15/43(b)(c)	760,098
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	314,736
326,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.902%, 6/15/44(b)(c)	332,154
350,000	WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	352,648
164,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	171,482
575,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(b)(c)	583,760
100,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class C, 5.392%, 2/15/44(b)(c)	97,699
	Total Commercial Mortgage-Backed Securities (Cost $8,094,992)	7,925,280

CORPORATE BONDS — 0.7%
	Equity Real Estate Investment Trusts (REITS) — 0.7%
250,000	American Tower Trust, 3.652%, 3/23/28(b)	242,888
	Total Corporate Bonds (Cost $250,000)	242,888

MORTGAGE-BACKED SECURITIES — 37.7%
299,590	3.000%, 1/1/31, Pool #BA6574	314,741
482,737	3.500%, 10/1/49, Pool #QA4514	510,049
342,624	3.000%, 1/1/50, Pool #QA6230	359,266
		1,184,056
	Fannie Mae — 18.7%
110,042	5.500%, 6/1/38, Pool #984277	124,541
62,694	5.500%, 8/1/38, Pool #995072	71,034
92,130	4.500%, 9/1/39, Pool #AC1830	100,869
82,164	4.500%, 10/1/40, Pool #AE4855	90,009
142,550	3.500%, 2/1/41, Pool #AH5646	153,301
265,843	4.000%, 3/1/41, Pool #AH4008	287,412
77,256	4.500%, 6/1/41, Pool #AC9298	84,659
187,647	5.000%, 7/1/41, Pool #AI5595	207,754
256,179	4.000%, 9/1/41, Pool #AJ1717 276,991
301,052	3.500%, 6/1/42, Pool #AB5373	323,026
79,301	4.500%, 10/1/44, Pool #MA2066	86,262
284,857	4.000%, 12/1/44, Pool #MA2127	307,080
378,835	3.500%, 1/1/45, Pool #Q30876 404,856
288,104	4.500%, 1/1/45, Pool #MA2158	314,033
316,457	3.500%, 3/1/45, Pool #AS4552	337,730
462,911	4.000%, 10/1/45, Pool #AL7487	499,995
244,786	4.000%, 11/1/46, Pool #MA2808	263,100
229,931	3.000%, 2/1/47, Pool #BE2329	243,300
227,271	4.000%, 5/1/47, Pool #BE9598	244,752
424,390	3.500%, 6/1/47, Pool #BE3695	449,470
205,572	4.500%, 11/1/47, Pool #BM3286	222,368
460,755	3.500%, 12/1/47, Pool #CA0833	488,365
275,082	4.500%, 5/1/48, Pool #CA1711	296,679
457,960	3.500%, 9/1/49, Pool #BJ9608	483,299

Continued

50

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae — (continued)
$492,947	3.000%, 12/1/49, Pool #BO6225	$516,677
		6,877,562

	Freddie Mac — 15.8%
98,131	4.000%, 11/1/32, Pool #ZS8993	107,012
454,248	3.500%, 5/1/35, Pool #C91829	488,450
348,694	4.000%, 5/1/37, Pool #C91938	378,969
42,081	5.500%, 10/1/39, Pool #A89387	47,539
77,261	5.000%, 4/1/40, Pool #A91812	84,701
148,911	5.500%, 4/1/40, Pool #C03467	168,392
63,066	5.000%, 8/1/40, Pool #C03491	69,871
141,342	4.000%, 11/1/40, Pool #A94742	153,288
160,398	4.000%, 12/1/40, Pool #A95447	173,966
348,912	3.500%, 8/1/42, Pool #Q10324	374,910
462,413	3.500%, 3/1/43, Pool #U99045	493,268
302,091	3.500%, 3/1/45, Pool #U99124	322,352
286,400	3.000%, 1/1/46, Pool #G08686	302,658
332,623	4.000%, 4/1/46, Pool #Q40048	357,335
494,033	3.000%, 12/1/47, Pool #G61681	520,564
287,232	3.500%, 12/1/47, Pool #Q52955	304,519
338,824	3.000%, 10/1/49, Pool #QA3224	355,194
566,677	3.000%, 10/1/49, Pool #QA3405	594,055
490,423	2.500%, 11/1/49, Pool #QA4396	508,106
		5,805,149
	Ginnie Mae — 0.0%
16,167	4.000%, 12/20/40, Pool #755678	17,636
	Total Mortgage-Backed Securities (Cost $13,402,672)	13,884,403

Shares		Fair Value
MONEY MARKET FUND — 1.1%
390,896	Federated Treasury Obligations Fund, Institutional Shares, 0.31%(d)	$390,896
	Total Money Market Fund (Cost $390,896)	390,896

Total Investments — 99.9% (Cost $35,903,268)		36,742,965
Net Other Assets (Liabilities) — 0.1%		47,451
NET ASSETS — 100.0%		$36,790,416

(a)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2020. The maturity date reflected is the final maturity date.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2020. The maturity date reflected is the final maturity date.

(d)	Represents the current yield as of report date.

STEP — Step Coupon Bond

Continued

51

Sterling Capital Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 96.9%
	Kentucky — 96.9%
$210,000	Bowling Green, KY, Advance Refunding G.O., Series C, Callable 6/1/26 @ 102, 4.000%, 6/1/27	$247,269
300,000	Bowling Green, KY, Independent School District Finance Corp., School Improvements Revenue, (State Intercept), 5.000%, 8/1/24	344,082
115,000	Boyle County School District Finance Corp., School Improvements Revenue Bonds, (State Intercept), 3.000%, 2/1/22	118,440
250,000	Campbell Kenton & Boone Counties Sanitation District No. 1, Advance Refunding Revenue, Callable 8/1/26 @ 100, 5.000%, 8/1/29	305,943
195,000	Commonwealth of Kentucky, Certificate of Participation, Public Facilities, State Office Building Project, Callable 4/15/28 @ 100, OID, 4.000%, 4/15/48	213,010
300,000	Commonwealth of Kentucky, Certificate of Participation, Public Improvements, Callable 6/15/25 @ 100, 5.000%, 6/15/34	345,420
300,000	Eastern Kentucky University, Refunding Revenue, Series A, (State Intercept), 5.000%, 4/1/24	335,688
300,000	Eastern Kentucky University, University & College Improvements Revenue, Series A (State Intercept), 5.000%, 4/1/25	349,587
250,000	Fayette County School District Finance Corp., School Improvements Revenue, Series A, Callable 5/1/26 @ 100, (State Intercept), 4.000%, 5/1/38	274,937
150,000	Franklin County, KY, Public Properties Corp., Justice Center Project, Advance Refunding Revenue, 4.000%, 4/1/28	171,993
200,000	Hopkinsville, KY, Refunding G.O., Series A, 4.000%, 10/1/24	222,888
300,000	Jefferson County, KY, School District Finance Corp., School Improvements Revenue Bonds, Series C, Callable 12/1/25 @ 100, (State Intercept), 4.000%, 12/1/28	338,019
255,000	Jefferson County, KY, School District Finance Corp., School Improvements Revenue, Series A, Callable 4/1/25 @ 100, 5.000%, 4/1/27	297,276
125,000	Kenton County Airport Board, Airport & Marina Improvements Revenue, Callable 1/1/29 @ 100, 5.000%, 1/1/31	153,853
135,000	Kenton County, KY, Refunding Revenue, G.O., Series A, 5.000%, 4/1/27	165,468
250,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Transit Improvements Revenue, First Series, Callable 9/1/23 @ 100, 5.250%, 9/1/25	279,780
400,000	Kentucky Association of Counties Finance Corp., Public Improvements Revenue, First Series B, 4.000%, 2/1/25	443,352
200,000	Kentucky Association of Counties Finance Corp., Water Utility Improvements Revenue, Series B, 5.000%, 2/1/26	236,750
210,000	Kentucky Bond Development Corp., Recreational Facility Improvements Revenue, Callable 9/1/28 @ 100, 5.000%, 9/1/35	257,363

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$120,000	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving, Advance Refunding Revenue, Callable 2/1/26 @ 100, 5.000%, 2/1/27	$145,796
250,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvements Revenue, Series B, Callable 4/29/20 @ 100, 4.000%, 2/1/21	250,445
200,000	Kentucky State Property & Building Commission, Project No. 114, University & College Improvements Revenue, Callable 10/1/26 @ 100, 5.000%, 10/1/28	240,582
250,000	Kentucky State Property & Building Commission, Project No. 116, University & College Improvements Revenue, (AGM-State Intercept), 5.000%, 10/1/26	301,363
200,000	Kentucky State Property & Building Commission, Project No. 117, Series B, Public Improvements Revenue, Callable 5/1/27 @ 100, 5.000%, 5/1/28	243,400
270,000	Kentucky State Property & Building Commission, Project No. 119, Public Improvements Revenue, Callable 5/1/28 @ 100, 5.000%, 5/1/37	306,752
280,000	Kentucky State Property & Building Commission, Refunding Revenue, Callable 8/1/25 @ 100, 5.000%, 8/1/31	327,186
250,000	Laurel County, KY, Correctional Facilities Improvements G.O., Series A, Callable 5/1/27 @ 100, (BAM), 5.000%, 5/1/28	307,055
300,000	Laurel County, KY, School District Finance Corp., Refunding Revenue, Callable 3/1/25 @ 100 (State Intercept), 4.000%, 6/1/25	334,410
250,000	Lexington-Fayette, KY, Urban County Government Public Facilities Corp., Court Facilities Project, Current Refunding Revenue Bonds, Callable 10/1/26 @ 100, 5.000%, 10/1/27	305,215
325,000	Louisville & Jefferson County, KY, Metropolitan Government, Center City Project, Refunding Notes, G.O., Callable 12/1/25 @ 100, 5.000%, 12/1/28	391,300
250,000	Louisville & Jefferson County, KY, Metropolitan Government, Refunding G.O., Series F, Callable 11/1/24 @ 100, 4.000%, 11/1/26	280,450
200,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Improvements Revenue, Series A, 5.000%, 5/15/25	236,816
250,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21 @ 100, 5.000%, 5/15/30	264,900
160,000	Louisville Water Co., Metro Government Waterworks Board, Water Utility Improvements Revenue, 5.000%, 11/15/24	187,235
170,000	McCracken County School District Finance Corp., School Building Revenue Bonds, School Improvements Revenue, (State Intercept), 5.000%, 6/1/22	182,741

See accompanying Notes to the Financial Statements.

52

Sterling Capital Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$300,000	Murray, KY, School District Finance Corp., School Improvements Revenue, (State Intercept), 5.000%, 3/1/27	$365,250
200,000	Northern Kentucky University, University & College Improvements Revenue, Series A, Callable 9/1/26 @ 100, (AGM-State Intercept), 4.000%, 9/1/29	225,516
105,000	Northern Kentucky Water District, Refunding Revenue, Series B, Callable 8/1/23 @ 100, 4.000%, 2/1/24	114,522
250,000	Owensboro, KY, Public Improvements G.O., Series A, 4.000%, 5/1/22	263,418
200,000	Russell, KY, Bon Secours Health System, Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/26	218,718
250,000	Taylor County, KY, Public Courthouse Corp., Justice Center Project, Refunding Revenue, Callable 9/1/26 @ 100, 4.000%, 9/1/27	278,593
	Total Municipal Bonds (Cost $10,416,558)	10,872,781

Shares		Fair Value
MONEY MARKET FUND — 2.0%
221,967	Federated Treasury Obligations Fund, Institutional Shares, 0.31%(a)	$221,967
	Total Money Market Fund (Cost $221,967)	221,967
Total Investments — 98.9%
(Cost $10,638,525)		11,094,748
Net Other Assets (Liabilities) — 1.1%		125,924
NET ASSETS — 100.0%		$11,220,672

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

BAM — Build America Mutual

G.O. — General Obligation

OID — Original Issue Discount

Continued

53

Sterling Capital Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.6%
	District of Columbia — 3.4%
$350,000	Washington Metropolitan Area Transit Authority, Series A-1, Advance Refunding Revenue Bonds, 5.000%, 7/1/26	$425,978
	Maryland — 95.2%
415,000	Anne Arundel County, MD, Consolidated Water & Sewer Improvements, G.O., Callable 10/1/29 @100, 5.000%, 10/1/31	541,977
500,000	Baltimore City, MD, Senior Refunding Revenue Bonds, Series D, Callable 1/1/25 @ 100, 5.000%, 7/1/30	578,060
400,000	Calvert County, MD, County Commissioners Public Improvements, School Improvements G.O., Callable 7/1/29 @100, 4.000%, 7/1/31	483,420
400,000	Cecil County, MD, Consolidated Public School Improvements, Advance Refunding G.O., 4.000%, 2/1/24	441,756
250,000	Charles County, MD, Consolidated Public School Improvements G.O., Callable 7/15/23 @ 100, 5.000%, 7/15/25	281,293
400,000	Dorchester County, MD, Telecommunications Improvements, G.O., Callable 1/1/28 @ 100, 5.000%, 1/1/31	500,448
275,000	Howard County, MD, Housing Commission, General Capital Improvement Program, Local Multifamily Housing Revenue, 4.000%, 6/1/22	287,914
420,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, Callable 6/1/21 @ 100, 5.000%, 6/1/26	438,661
250,000	Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System, Advance Refunding Revenue Bonds, Callable 7/1/27 @ 100, 5.000%, 7/1/28	304,350
300,000	Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Hospital, Nursing Home Improvements, Refunding Revenue, Series A, Callable 7/1/25 @ 103, 5.000%, 7/1/43	326,232
250,000	Maryland Health & Higher Educational Facilities Authority, Calvert Health System, Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 07/01/23 @ 100, OID, 5.000%, 7/1/38	269,193
250,000	Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center, Refunding Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 7/1/26	270,997
500,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/25	541,995
470,000	Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Current Refunding Revenue Bonds, Callable 7/1/27 @ 100, 5.000%, 7/1/32	575,247

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$250,000	Maryland Health & Higher Educational Facilities Authority, Maryland Institute College of Art, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	$265,290
400,000	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Refunding Revenue, 5.000%, 7/1/22	429,244
500,000	Maryland Stadium Authority, Construction & Revitalization, School Improvements Revenue, Callable 5/1/28 @ 100, 5.000%, 5/1/35	606,415
400,000	Maryland Stadium Authority, Refunding Revenue, 5.000%, 6/15/23	447,428
500,000	Montgomery County, MD, Consolidated Public Improvements, Refunding G.O., Series A, Callable 11/1/28 @ 100, 5.000%, 11/1/32	639,805
250,000	Montgomery County, MD, Department Liquor Control Public Improvements Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	258,280
500,000	Montgomery County, MD, West Germantown Development District, Refunding, Special Tax, 4.000%, 7/1/23	540,715
400,000	Prince George’s County, MD, Consolidated Public School Improvements, G.O., Series A, Callable 9/1/24 @ 100, 4.000%, 9/1/25	448,300
250,000	St. Mary’s College of Maryland, Academic Fees & Auxiliary, Refunding Revenue, (BAM), 4.000%, 9/1/25	283,160
250,000	State of Maryland, State and Local Facilities Loan First Series, Public Improvements, G.O., Callable 3/15/29 @ 100, 5.000%, 3/15/32	323,225
400,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., (County Guaranteed), 4.000%, 6/1/24	446,220
400,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., Callable 6/1/26 @ 100, (County Guaranteed), 5.000%, 6/1/27	488,812
500,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., Callable 6/1/26 @ 100, (County Guaranteed), 5.000%, 6/1/38	595,875
400,000	Worcester County, MD, Consolidated Public Improvements, School Improvements G.O., Callable 8/1/29 @100, 4.000%, 8/1/32	480,792
		12,095,104
	Total Municipal Bonds (Cost $11,891,866)	12,521,082

See accompanying Notes to the Financial Statements.

54

Sterling Capital Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 0.4%
56,312	Federated Treasury Obligations Fund, Institutional Shares, 0.31%(a)	$56,312
	Total Money Market Fund (Cost $56,312)	56,312
Total Investments — 99.0%
(Cost $11,948,178)		12,577,394
Net Other Assets (Liabilities) — 1.0%		124,389
NET ASSETS — 100.0%		$12,701,783

(a)	Represents the current yield as of report date.

BAM — Build America Mutual

G.O. — General Obligation

OID — Original Issue Discount

Continued

55

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 96.6%
	North Carolina — 96.6%
$1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/24	$1,079,630
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,078,070
1,000,000	Broad River Water Authority, Water System Refunding Revenue, 5.000%, 6/1/24	1,139,890
1,025,000	Buncombe County Metropolitan Sewerage District, Sewer Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/39	1,162,483
1,475,000	Buncombe County, NC, Advance Refunding Revenue Limited Obligation, Callable 6/1/25 @ 100, 5.000%, 6/1/28	1,735,869
1,010,000	Cape Fear Public Utility Authority, Advance Refunding Revenue Bonds, 5.000%, 8/1/25	1,204,647
1,895,000	Cape Fear Public Utility Authority, Refunding Revenue Bonds, Series A, Callable 8/1/29 @ 100, 4.000%, 8/1/38	2,196,115
1,475,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,550,358
1,000,000	Charlotte, NC, Charlotte Douglas International Airport Refunding Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/31	1,123,640
1,000,000	Charlotte, NC, Convention Facility, Refunding Revenue, Certification of Participation, Callable 06/01/29 @ 100, 5.000%, 6/1/30	1,277,000
1,000,000	Charlotte, NC, Convention Facility, Refunding Revenue, Certification of Participation, Callable 06/01/29 @ 100, 5.000%, 6/1/31	1,272,560
1,000,000	Charlotte, NC, Convention Facility, Refunding Revenue, Certification of Participation, Callable 06/01/29 @ 100, 5.000%, 6/1/32	1,269,250
2,275,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.000%, 12/1/33	2,874,599
1,520,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.000%, 12/1/34	1,914,151
2,180,000	Charlotte, NC, Refunding G.O., Series A, Callable 6/1/29 @ 100, 5.000%, 6/1/30	2,861,555
1,875,000	Charlotte, NC, Refunding Revenue G.O., Series A, 5.000%, 7/1/25	2,239,594
2,295,000	Charlotte, NC, Water & Sewer System Revenue, Refunding Revenue, 5.000%, 7/1/27	2,889,612
3,000,000	Charlotte, NC, Water & Sewer System Revenue, Refunding Revenue, Callable 07/01/28 @ 100, 5.000%, 7/1/36	3,779,190
2,035,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	2,466,379
2,500,000	Durham Capital Financing Corp., Refunding Revenue Limited Obligation, Callable 6/1/23 @ 100, 5.000%, 6/1/38	2,776,725
1,225,000	East Carolina University, University & College Improvements Revenue, Series A, Callable 4/1/26 @ 100, 5.000%, 10/1/27	1,479,873

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	Elizabeth City State University, Board of Governors of NC, Advance Refunding Revenue Bonds (AGM), Callable 4/1/29 @ 100, 5.000%, 4/1/40	$1,229,500
1,750,000	Fayetteville, NC, Public Works Commission, Electric Light & Power Improvements Revenue, Callable 3/1/24 @ 100, 4.000%, 3/1/27	1,923,583
1,690,000	Fayetteville, NC, Public Works Commission, Multi-Utility Improvements Revenue, Callable 3/1/28 @ 100, 5.000%, 3/1/29	2,127,169
3,000,000	Forsyth County NC, Public Improvements, G.O., Series B, Callable 3/1/29 @ 100, 5.000%, 3/1/31	3,903,360
2,200,000	Forsyth County NC, Refunding Revenue, G.O., 5.000%, 7/1/26	2,701,226
1,675,000	Guilford County, NC, Advance Refunding, G.O., Series A, Callable 2/1/26 @ 100, 5.000%, 2/1/28	2,026,030
2,075,000	High Point, NC, Combined Water & Sewer System, Advance Refunding Revenue Bonds, 5.000%, 11/1/26	2,561,359
1,010,000	Holly Springs, NC, Public Improvements Revenue, Callable 10/1/24 @ 100, 5.000%, 10/1/27	1,172,357
1,195,000	Monroe, NC, Advance Refunding Revenue Bonds, Callable 3/1/26 @ 100, 5.000%, 3/1/29	1,429,459
1,465,000	Moore County, Advance Refunding Revenue, G.O., 5.000%, 6/1/28	1,866,088
1,250,000	New Hanover County, NC, Public Facilities Revenue Bonds, Series A, 5.000%, 2/1/26	1,505,113
1,000,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @ 100, 5.000%, 10/1/32	1,152,060
1,215,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @100, 5.000%, 10/1/34	1,394,213
1,305,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, 5.000%, 4/1/21	1,349,644
1,000,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, Callable 4/1/23 @ 100, 5.000%, 4/1/25	1,081,700
840,000	North Carolina Capital Facilities Finance Agency, Meredith College Project, Refunding Revenue, 5.000%, 6/1/24	927,797
750,000	North Carolina Capital Facilities Finance Agency, Meredith College Project, Refunding Revenue, 5.000%, 6/1/25	842,393
1,045,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue, (Housing and Urban Development, Section 8), 5.000%, 10/1/25	1,177,861
1,750,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue, Callable 10/1/27 @ 100 (Housing and Urban Development, Section 8), 5.000%, 10/1/34	1,999,655

See accompanying Notes to the Financial Statements.

56

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,205,000	North Carolina Central University, University & College Improvements, Revenue Bonds, Callable 04/01/29 @ 100, 5.000%, 4/1/33	$1,438,216
1,000,000	North Carolina Central University, University & College Improvements, Revenue Bonds, Callable 04/01/29 @ 100, 5.000%, 4/1/37	1,173,980
370,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, OID, 6.400%, 1/1/21	384,630
4,315,000	North Carolina Medical Care Commission, Health Care Facilities, Deerfield Episcopal Retirement, Advance Refunding Revenue, Callable 11/1/26 @ 100, 5.000%, 11/1/37	4,942,962
800,000	North Carolina Medical Care Commission, Health Care Facilities, Nursinghome Improvement Revenue Bonds, Series A, Callable 1/1/30 @ 100, 5.000%, 7/1/32	1,032,696
1,530,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, Callable 6/1/20 @ 100, 5.250%, 6/1/29	1,540,266
635,000	North Carolina Medical Care Commission, United Methodist Retirement Homes, Refunding Revenue, Callable 10/1/23 @ 103, 5.000%, 10/1/30	668,045
650,000	North Carolina Medical Care Commission, United Methodist Retirement Homes, Refunding Revenue, Callable 10/1/23 @ 103, 5.000%, 10/1/31	681,935
1,000,000	North Carolina Medical Care Commission, United Methodist Retirement Homes, Refunding Revenue, Callable 10/1/23 @ 103, 5.000%, 10/1/37	1,035,870
2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	3,008,043
2,000,000	North Carolina State University at Raleigh, Refunding Revenue, Series A, Callable 10/1/23 @ 100, 5.000%, 10/1/28	2,251,600
1,960,000	North Carolina State, Advance Refunding G.O., Series A, Callable 6/1/26 @ 100, 5.000%, 6/1/27	2,396,472
3,000,000	North Carolina State, Advance Refunding Revenue Bonds, Series B, Callable 5/1/27 @ 100, 5.000%, 5/1/28	3,707,280
4,385,000	North Carolina State, Advance Refunding, Revenue, Series B, Callable 5/1/27 @ 100, 5.000%, 5/1/30	5,390,568
2,645,000	North Carolina State, Refunding Revenue G.O., Series B, 5.000%, 6/1/25	3,151,808
1,250,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/26	1,409,475
1,500,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/27	1,718,295
2,100,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), Callable 1/1/27 @ 100, 5.000%, 1/1/28	2,400,573

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,210,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	$1,304,465
1,060,000	Pitt County, NC, Advance Refunding Revenue Bonds, Series B, Callable 10/1/26 @ 100, 5.000%, 4/1/30	1,284,360
1,395,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,501,020
1,500,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/27	1,666,830
1,615,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/28	1,794,620
1,000,000	Raleigh, NC, Refunding Revenue, Callable 02/1/26 @ 100, 5.000%, 2/1/27	1,201,850
1,985,000	Sampson County, NC, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	2,357,505
720,000	Surry County, NC, School Improvements, Revenue Bonds, Callable 06/01/29 @ 100, 5.000%, 6/1/30	929,326
1,025,000	Surry County, NC, School Improvements, Revenue Bonds, Callable 06/01/29 @ 100, 4.000%, 6/1/35	1,198,297
870,000	Town of Oak Island, NC, Combined Enterprise System, Advance Refunding Revenue (AGM), 5.000%, 6/1/25	1,020,014
1,000,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,048,350
2,235,000	Union County, NC, Enterprise Systems, Water Utility Improvements, Refunding Revenue, Series A, Callable 06/01/29 @ 100, 4.000%, 6/1/38	2,585,493
2,205,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,367,839
1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/23	1,135,390
1,695,000	University of North Carolina at Greensboro, University & College Improvements Revenue, Callable 4/1/24 @ 100, 5.000%, 4/1/28	1,928,893
2,735,000	University of North Carolina System, Appalachian State University, Unrefunded Revenue, Callable 4/1/20 @ 100, 5.250%, 10/1/22	2,735,000
1,485,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,489,811
1,985,000	Wake County, NC, Advance Refunding Revenue Bonds, Series A, Callable 12/1/26 @ 100, 5.000%, 12/1/28	2,430,057
1,585,000	Wake County, NC, Public Improvements, G.O., Series A, Callable 3/1/28 @ 100, 5.000%, 3/1/30	2,015,343
2,025,000	Wake County, NC, Public Improvements, G.O., Series A, Callable 3/1/29 @ 100, 5.000%, 3/1/30	2,638,170

Continued

57

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$2,000,000	Wake County, NC, School Improvements, Revenue Bonds, Callable 9/1/29 @ 100, 5.000%, 9/1/30	$2,595,780
1,270,000	Wake County, NC, School Improvements, Revenue Bonds, Series A, 5.000%, 9/1/29	1,660,360
2,125,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	2,301,694
1,000,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,083,150
1,000,000	Winston-Salem State University Foundation LLC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,060,070
1,000,000	Winston-Salem, NC, Transit Improvements, Refunding Revenue, Series C, Callable 6/1/24 @ 100, 5.000%, 6/1/30	1,149,060
1,165,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, 5.000%, 6/1/24	1,347,858
1,875,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/25	2,169,300
1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/28	1,156,960
	Total Municipal Bonds (Cost $152,166,826)	159,231,336

Shares		Fair Value
MONEY MARKET FUND — 2.3%
3,770,261	Federated Treasury Obligations Fund, Institutional Shares, 0.31%(a)	$3,770,261
	Total Money Market Fund (Cost $3,770,261)	3,770,261
Total Investments — 98.9% (Cost $155,937,087)		163,001,597
Net Other Assets (Liabilities) — 1.1%		1,751,925
NET ASSETS — 100.0%		$164,753,522

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

OID — Original Issue Discount

Continued

58

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.9%
	South Carolina — 97.9%
$1,000,000	Aiken County, SC, Consolidated School District, School Improvements G.O., Series A, Callable 4/1/29 @ 100, (SCSDE), 4.000%, 4/1/34	$1,171,390
1,000,000	Aiken County, SC, Consolidated School District, Special Obligation Bonds, School Improvements Revenue, Callable 6/1/29 @ 100, 4.000%, 6/1/31	1,183,660
850,000	Aiken County, SC, Consolidated School District, Special Obligation Bonds, School Improvements Revenue, Callable 6/1/29 @ 100, 4.000%, 6/1/33	1,000,790
1,770,000	Anderson County, SC, School District No. 2, Refunding, G.O., (SCSDE), 5.000%, 3/1/24	2,026,809
1,515,000	Anderson County, SC, School District No. 4, Refunding, G.O., Series A, Callable 3/1/25 @ 100, (SCSDE), 5.000%, 3/1/28	1,783,534
1,000,000	Anderson Regional Joint Water System, Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	1,048,610
1,000,000	Beaufort-Jasper Water & Sewer Authority, Advance Refunding Revenue, Series B, 5.000%, 3/1/24	1,145,090
1,000,000	Beaufort-Jasper Water & Sewer Authority, Advance Refunding Revenue, Series B, 5.000%, 3/1/25	1,178,820
425,000	Charleston County, Airport District Port, Airport & Marina Improvements Revenue, Callable 7/1/29 @100, 5.000%, 7/1/30	531,590
1,000,000	Charleston County, SC, Port, Airport & Marina Improvements Revenue, 5.000%, 12/1/22	1,100,220
1,500,000	Charleston Educational Excellence Finance Corp., Charleston County School Refunding Revenue, 5.000%, 12/1/21	1,594,620
1,000,000	Charleston Public Facilities Corp., Charleston City Project Series, Parking Facilities Improvement Revenue, Callable 9/1/27 @ 100, 5.000%, 9/1/29	1,245,600
1,215,000	Charleston, SC, Waterworks & Sewer System Revenue, Advance Refunding Revenue, Series A, Callable 7/1/26 @ 100, 4.000%, 1/1/41	1,361,565
1,355,000	Coastal Carolina University, University & College Improvements Revenue, Callable 6/1/24 @ 100, 5.000%, 6/1/34	1,542,207
1,295,000	College of Charleston, University & College Improvements Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,342,708
1,000,000	College of Charleston, University & College Improvements Revenue, Series A, Callable 4/1/24 @ 100, 5.000%, 4/1/25	1,139,240
1,000,000	College of Charleston, University & College Improvements Revenue, Series B, 5.000%, 4/1/27	1,229,400
1,650,000	Columbia, SC, Waterworks & Sewer System Revenue, Water & Sewer Utility Improvements Revenue, Callable 2/1/28 @ 100, 5.000%, 2/1/48	1,980,594
1,135,000	East Richland County Public Service District, Refunding Revenue, 4.000%, 1/1/22	1,190,978

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,000,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/28	$1,146,570
1,100,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/33	1,248,907
1,000,000	Georgetown County, SC, School District, School Improvements, G.O., Callable 3/1/28 @ 100 (SCSDE), 4.000%, 3/1/30	1,170,570
1,000,000	Greenville County, SC, School District Building Refunding Revenue, 5.000%, 12/1/22	1,097,450
1,000,000	Greenville Health System, Hospital System Board, Refunding Revenue, Callable 5/1/22 @ 100, 5.000%, 5/1/31	1,057,620
1,415,000	Greenville Health System, Hospital System Board, Series B, Callable 05/01/24 @ 100, 5.000%, 5/1/31	1,588,055
1,000,000	Greenwood County, SC, Self Regional Healthcare Refunding Revenue, Series B, Callable 4/1/22 @ 100, 5.000%, 10/1/24	1,067,030
2,025,000	Horry County, SC, School District, Refunding, G.O., Series B (SCSDE), 5.000%, 3/1/23	2,246,069
1,000,000	Kershaw County, SC, Kershaw County School District Project, Refunding Revenue, 5.000%, 12/1/23	1,118,960
1,855,000	Lancaster County SC, Lancaster School District, School Improvements, G.O. (SCSDE), Callable 3/1/27 @ 100, 4.000%, 3/1/28	2,168,643
1,600,000	Lancaster Educational Assistance Program, Inc., SC, Lancaster County School District Refunding Revenue, Callable 12/1/23 @ 100, 5.000%, 12/1/24	1,814,768
1,000,000	Lexington County, School District No. 1, G.O., Series B, Callable 2/1/29 @ 100, (SCSDE), 5.000%, 2/1/32	1,275,310
1,500,000	Lexington County, School District No. 2, G.O., Series C, Callable 3/1/27 @ 100, (SCSDE), 5.000%, 3/1/29	1,847,055
1,345,000	Lexington County, School District No. 2, G.O., Series C, Callable 3/1/27 @ 100, (SCSDE), 5.000%, 3/1/30	1,648,271
1,000,000	Lugoff-Elgin Water Authority, Refunding Revenue, Series B, Callable 7/1/26 @ 100, 5.000%, 7/1/30	1,188,670
1,460,000	Newberry, SC, Refunding Revenue (AGM), 5.000%, 4/1/24	1,654,764
1,485,000	Orangeburg County, SC, Correctional Facilities Improvements, Installment Purchase Revenue Bonds, Callable 12/1/27 @ 100, 5.000%, 12/1/29	1,828,688
1,570,000	Orangeburg County, SC, School District No. 4, School Improvements Refunding, G.O., Series A (SCSDE), 5.000%, 3/1/24	1,797,791
1,000,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series B, Callable 1/1/22 @ 100, 4.000%, 1/1/23	1,044,340
1,000,000	Richland County, SC, School District No. 1, Refunding Bonds, G.O., Series A, (SCSDE), 5.000%, 3/1/26	1,209,880

See accompanying Notes to the Financial Statements.

59

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,640,000	Richland County, SC, School District No. 2, Refunding Bonds, G.O., Series B, Callable 3/1/27 @ 100, (SCSDE), 4.000%, 3/1/29	$1,908,484
1,000,000	Rock Hill, SC, Combined Utility System, Refunding Revenue, Series A, Callable 1/1/22 @100 (AGM), 5.000%, 1/1/23	1,065,800
1,000,000	Rock Hill, SC, Hospital Fee Pledge, Refunding Revenue, Callable 4/1/23 @100, 5.000%, 4/1/33	1,099,710
1,500,000	SCAGO Educational Facilities Corp. for Cherokee School District No. 1, Refunding Revenue, 5.000%, 12/1/24	1,737,675
1,135,000	SCAGO Educational Facilities Corp. for Colleton School District, Refunding Revenue, 5.000%, 12/1/20	1,162,501
790,000	SCAGO Educational Facilities Corp. for Union School District, Refunding Revenue, 5.000%, 12/1/21	835,251
850,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Advance Refunding Revenue Bonds, Callable 2/1/26 @ 100, 5.000%, 2/1/29	1,005,338
1,000,000	South Carolina Jobs-Economic Development Authority, Bons Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,096,260
1,500,000	South Carolina Jobs-Economic Development Authority, Conway Hospital Income Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/23	1,629,480
1,540,000	South Carolina Jobs-Economic Development Authority, Wofford College Project, University & College Improvements Revenue, Callable 4/1/29 @ 100, 5.000%, 4/1/44	1,780,055
1,000,000	South Carolina Jobs-Economic Development Authority, Wofford College Project, University & College Improvements Revenue, Callable 4/1/29 @ 100, 5.000%, 4/1/49	1,147,110
1,400,000	South Carolina State Fiscal Accountability Authority, Department of Mental Health Project, Callable 4/01/27 @ 100, 5.000%, 10/1/37	1,684,494
1,250,000	South Carolina Transportation Infrastructure Bank, Advance Refunding Revenue, Series A, 5.000%, 10/1/23	1,396,788

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,000,000	South Carolina Transportation Infrastructure Bank, Advance Refunding Revenue, Series A, Callable 10/1/27 @ 100 (AGM-CR), 5.000%, 10/1/38	$1,206,380
1,740,000	Spartanburg, SC, Water System Revenue, Water Utility Improvements Refunding Revenue, Series B, Callable 6/1/27 @ 100, 5.000%, 6/1/39	2,088,296
1,235,000	State of South Carolina, Refunding Revenue, G.O., Series D, Callable 4/1/26 @ 100 (State Aid Withholding), 5.000%, 4/1/28	1,499,685
1,195,000	State of South Carolina, University & College Improvements, G.O., Series B, Callable 10/1/27 @ 100 (State Aid Withholding), 5.000%, 4/1/30	1,503,884
1,150,000	Town of Mount Pleasant, SC, Public Facilities, G.O., Callable 6/1/28 @ 100, 5.000%, 6/1/30	1,469,378
	Total Municipal Bonds (Cost $75,813,293)	79,333,405

Shares
MONEY MARKET FUND — 1.2%
985,696	Federated Treasury Obligations Fund, Institutional Shares, 0.31%(a)	985,696
	Total Money Market Fund (Cost $985,696)	985,696
Total Investments — 99.1% (Cost $76,798,989)		80,319,101
Net Other Assets (Liabilities) — 0.9%		722,997
NET ASSETS — 100.0%		$81,042,098

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

SCAGO — South Carolina Association of Governmental Organizations

SCSDE — South Carolina School District Enhancement

Continued

60

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.7%
	District of Columbia — 3.6%
$1,160,000	Metropolitan Washington Airports Authority, Port, Airport & Marina Improvement Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,182,492
1,325,000	Washington Metropolitan Area Transit Authority, DC, Transit Improvements Revenue, Callable 7/1/27 @ 100, 5.000%, 7/1/36	1,571,039
		2,753,531
	Virginia — 95.1%
1,730,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	1,868,919
1,240,000	Albemarle County, VA, Economic Development Authority, Public Improvements Revenue, 5.000%, 6/1/27	1,547,433
1,365,000	Albemarle County, VA, School Improvements G.O., (State Aid Withholding), 5.000%, 6/1/26	1,672,275
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,046,950
1,450,000	Arlington County, VA, Public Improvements G.O., Callable 8/15/27 @ 100, 5.000%, 8/15/30	1,835,207
1,500,000	Arlington County, VA, Public Improvements G.O., Series A, Callable 8/15/27 @ 100, 5.000%, 8/15/29	1,898,805
1,085,000	Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Highway Improvements, Revenue Bonds, Callable 7/1/26 @ 100 (AGM), 5.000%, 7/1/41	1,242,770
1,770,000	Chesapeake, VA, Public Improvements, Refunding G.O., Series A, Callable 8/1/27 @ 100, 5.000%, 8/1/30	2,225,403
1,000,000	Chesterfield County, VA, School District, School Public Improvement, G.O., Series A, Callable 1/1/28 @ 100 (State Aid Withholding), 4.000%, 1/1/31	1,180,780
1,145,000	Culpeper County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, Callable 6/1/24 @ 100, 4.000%, 6/1/26	1,263,038
1,500,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project, Refunding Revenue, Series A, 5.000%, 6/1/22	1,623,135
1,500,000	Fairfax County, VA, Public Improvement, Refunding G.O., Series A, Callable 4/1/26 @ 100, (State Aid Withholding), 4.000%, 10/1/26	1,716,885
2,000,000	Fairfax County, VA, School District, School Public Improvements G.O., Series A, Callable 4/1/29 @ 100 (State Aid Withholding), 5.000%, 10/1/31	2,601,400
1,000,000	Fredericksburg Economic Development Authority, Mary Washington Healthcare Obligation Group, Refunding Revenue, Callable 6/15/24 @ 100, 5.000%, 6/15/26	1,141,510

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,680,000	Henrico County, VA, Economic Development Authority, Westminster Canterbury Project, Current Refunding, Callable 10/1/24 @ 100, 5.000%, 10/1/28	$1,901,962
1,700,000	Leesburg, VA, Refunding G.O., Callable 1/15/24 @ 100, (State Aid Withholding), 4.000%, 1/15/27	1,868,181
1,000,000	Leesburg, VA, Refunding G.O., Callable 1/15/25 @ 100, (State Aid Withholding), 5.000%, 1/15/27	1,171,400
1,000,000	Loudoun County, VA, Economic Development Authority, Public Improvements Revenue, Callable 12/1/24 @ 100, 5.000%, 12/1/27	1,159,920
1,365,000	Loudoun County, VA, Industrial Development Authority, Refunding Revenue, 4.000%, 12/15/22	1,467,116
1,250,000	Loudoun County, VA, Public Improvements, Advance Refunding G.O., Series A, Callable 12/1/25 @ 100, 5.000%, 12/1/26	1,508,375
1,810,000	Manassas, VA, Public Improvements, Public Facilities G.O., Callable 7/1/29 @ 100 (State Aid Withholding), 4.000%, 7/1/33	2,168,850
1,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series B, 5.250%, 7/1/21	1,051,760
1,500,000	Newport News, VA, Public Improvements, G.O., Series A (State Aid Withholding), 5.000%, 2/1/29	1,955,085
1,000,000	Norfolk, VA, Economic Development Authority, Bon Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/29	1,096,260
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Inc., Current Refunding Revenue Bonds, Series B, Callable 11/1/28 @ 100, 4.000%, 11/1/48	1,128,020
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/25	1,091,190
1,465,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/36	1,571,754
1,445,000	Norfolk, VA, Public Improvements, G.O., Callable 8/1/28 @ 100 (State Aid Withholding), 5.000%, 8/1/47	1,868,443
2,000,000	Norfolk, VA, Public Improvements, G.O., Series A, Callable 10/1/26 @ 100, 5.000%, 10/1/30	2,473,660
1,500,000	Portsmouth, VA, Public Improvements, Refunding G.O., Callable 2/1/23 @ 100, (State Aid Withholding), 5.000%, 2/1/27	1,657,695
1,245,000	Rappahannock Regional Jail Authority, Refunding Revenue, Callable 10/1/2025 @ 100, 5.000%, 10/1/26	1,488,858
2,000,000	Richmond, VA, Public Improvements, Refunding G.O., Series A, Callable 3/1/24 @ 100 (State Aid Withholding), 5.000%, 3/1/28	2,295,500
1,250,000	Richmond, VA, Public Utility Advance Refunding Revenue Bonds, Callable 1/15/26 @ 100, 5.000%, 1/15/27	1,501,037

See accompanying Notes to the Financial Statements.

61

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/25	$1,623,973
1,850,000	Virginia College Building Authority, 21st Century College Programs, University & College Improvements Revenue, Callable 2/1/27 @ 100, 5.000%, 2/1/31	2,265,954
1,500,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A, 5.000%, 2/1/22	1,605,990
1,500,000	Virginia Commonwealth Transportation Board, Capital Projects, Highway Improvements, Revenue Bonds, Callable 5/15/29 @ 100, 5.000%, 5/15/30	1,935,900
1,215,000	Virginia Commonwealth Transportation Board, Federal Highway Transportation Grant, Callable 9/15/26 @ 100, 5.000%, 9/15/30	1,476,383
2,000,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Anticipation Advance Refunding Revenue, Callable 9/15/27 @ 100, 5.000%, 9/15/31	2,471,920
2,000,000	Virginia Public Building Authority, Public Improvements Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,104,900
1,515,000	Virginia Public School Authority, Advance Refunding Revenue, Callable 8/1/25 @ 100 (State Aid Withholding), 5.000%, 8/1/26	1,789,806
1,000,000	Virginia Public School Authority, School Improvements, Revenue Bonds, Series A, Callable 8/1/29 @ 100, 4.000%, 8/1/32	1,193,390
765,000	Western Regional Jail Authority, Prerefunded Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	920,915

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$760,000	Western Regional Jail Authority, Unrefunded Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	$911,096
920,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, Series A, Callable 1/1/24 @ 100, 5.000%, 1/1/26	1,033,114
		72,622,917
	Total Municipal Bonds (Cost $71,533,703)	75,376,448

Shares
MONEY MARKET FUND — 0.3%
257,847	Federated Treasury Obligations Fund, Institutional Shares, 0.31%(a)	257,847
	Total Money Market Fund (Cost $257,847)	257,847
Total Investments — 99.0% (Cost $71,791,550)		75,634,295
Net Other Assets (Liabilities) — 1.0%		736,638
NET ASSETS — 100.0%		$76,370,933

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

Continued

62

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 96.8%
	West Virginia — 96.8%
$500,000	Berkeley County, WV, Board of Education, Current Refunding G.O., 5.000%, 5/1/25	$584,690
1,060,000	Berkeley County, WV, Building Commission, Judicial Center Project, Refunding Revenue, Callable 9/1/21 @ 100, 4.500%, 9/1/23	1,106,333
1,085,000	Berkeley County, WV, Building Commission, Lease Refunding Revenue, Callable 12/1/22 @ 100, 4.000%, 12/1/26	1,154,147
1,500,000	Berkeley County, WV, Public Service Sewer District, Miscellaneous Purposes Revenue, Series C, Callable 10/1/23 @ 100, (BAM), 4.500%, 10/1/32	1,636,665
280,000	Berkeley County, WV, Public Service Sewer District, Sewer Improvements Revenue, Series A, Callable 5/13/19 @ 100, 5.000%, 3/1/22	281,014
1,080,000	Braxton County, WV, Board of Education, Public School, Advance Refunding G.O., Callable 5/1/26 @ 100, (West Virginia Board Commission), 5.000%, 5/1/28	1,291,453
1,005,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,040,868
1,390,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/26	1,445,253
1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/23	1,079,990
675,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/31	728,993
965,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/33	1,042,190
915,000	Monongalia County, WV, Building Commission, Health System Obligated Group Refunding Revenue, Callable 7/1/21 @ 100, OID, 6.250%, 7/1/31	962,534
2,000,000	Monongalia County, WV, Building Commission, Monongalia Health System Group Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/26	2,243,020
500,000	Morgantown Utility Board, WV, Combined Water Utility Improvements Revenue, Series B, Callable 6/1/28 @ 100, 5.000%, 12/1/34	621,405
1,810,000	Ohio County, WV, Board of Education, School Improvements G.O., (West Virginia Board Commission), 4.000%, 6/1/29	2,191,095
2,275,000	Ohio County, WV, Board of Education, School Improvements G.O., Callable 6/1/29 @ 100, (West Virginia Board Commission), 3.000%, 6/1/30	2,460,708
1,845,000	Ohio County, WV, Board of Education, School Improvements G.O., Callable 6/1/29 @ 100, (West Virginia Board Commission), 3.000%, 6/1/31	1,988,283

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,000,000	Ohio County, WV, Country Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Callable 6/1/22 @ 100, 4.750%, 6/1/31	$1,011,830
1,165,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	1,195,616
695,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/27	795,900
1,265,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/28	1,445,844
1,720,000	State of West Virginia, Current Refunding G.O., Series A, 5.000%, 6/1/24	1,988,492
2,000,000	State of West Virginia, Fuel Sales Tax Revenue, Group 1 Highway Improvements, G.O., Series S, Callable 6/1/29 @ 100, 5.000%, 12/1/33	2,566,960
2,000,000	State of West Virginia, Fuel Sales Tax Revenue, Group 2 Highway Improvements, G.O., Series B, Callable 6/1/28 @ 100, 5.000%, 12/1/39	2,467,860
1,765,000	State of West Virginia, Fuel Sales Tax Revenue, Group 2 Highway Improvements, G.O., Series B, Callable 6/1/28 @ 100, 4.000%, 6/1/43	1,952,584
1,000,000	State of West Virginia, General Fund, Highway Improvements G.O., Series B, Callable 6/1/28 @ 100, 5.000%, 6/1/36	1,244,560
2,000,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/25	2,155,700
3,185,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	3,430,118
1,145,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue, Series A, Callable 7/1/27 @ 100, 5.000%, 7/1/28	1,421,174
1,500,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue, Series A, Callable 7/1/28 @ 100, 5.000%, 7/1/35	1,857,525
1,015,000	West Virginia Economic Development Authority, State Office Building 3, Public Improvements Revenue, Series D, Callable 6/1/25 @ 100, 5.000%, 6/1/26	1,185,621
1,000,000	West Virginia Higher Education Policy, Community & Technical College Capital, University & College Improvements Refunding Revenue, Callable 7/1/27 @100, 5.000%, 7/1/30	1,222,290
750,000	West Virginia Higher Education Policy, Community & Technical College Capital, University & College Improvements Refunding Revenue, Callable 7/1/27 @100, 5.000%, 7/1/36	902,625

See accompanying Notes to the Financial Statements.

63

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$725,000	West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Refunding Revenue, Callable 1/1/29 @ 100, 5.000%, 1/1/31	$887,154
945,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center Inc., Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 9/1/24 @100, 5.000%, 9/1/25	1,082,082
1,250,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center Inc., Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 9/1/29 @100, 5.000%, 9/1/39	1,521,100
2,000,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue, Series A, Callable 6/1/23 @ 100, OID, 5.375%, 6/1/38	2,175,140
515,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, 5.000%, 1/1/24	582,202
630,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, Callable 1/1/24 @ 100, 5.000%, 1/1/26	708,926
1,680,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements, 5.000%, 6/1/26	2,041,469
2,065,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements, Callable 6/1/28 @ 100, 5.000%, 6/1/39	2,543,791
1,565,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements, Callable 6/1/28 @ 100, 5.000%, 6/1/43	1,913,103
1,295,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A, (AMBAC), 5.375%, 7/1/21	1,320,486
1,500,000	West Virginia State School Building Authority Lottery Revenue, School Improvements Revenue, Series A, Callable 7/1/28 @ 100, 5.000%, 7/1/29	1,898,880
1,050,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/26	1,180,001
2,525,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/27	2,831,990
1,000,000	West Virginia University, University Projects, University & College Improvements Revenue, Callable 10/1/29 @ 100, 5.000%, 10/1/32	1,277,190

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$2,000,000	West Virginia University, University Projects, University & College Improvements Revenue, Callable 10/1/29 @ 100, 5.000%, 10/1/33	$2,547,100
1,750,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, Callable 10/1/21 @ 100, 5.000%, 10/1/30	1,851,885
1,530,000	West Virginia University, University Projects, University & College Improvements, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/35	1,676,589
500,000	West Virginia Water Development Authority, Chesapeake Bay/Greenbrier River, Water Utility Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/25	577,275
1,020,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/24	1,182,374
1,000,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/25	1,189,650
1,205,000	Wood County, WV, Board of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 6/1/25	1,359,541
	Total Municipal Bonds (Cost $77,828,793)	81,051,268

Shares
MONEY MARKET FUND — 2.0%
1,685,685	Federated Treasury Obligations Fund, Institutional Shares, 0.31%(a)	1,685,685
	Total Money Market Fund (Cost $1,685,685)	1,685,685
Total Investments — 98.8% (Cost $79,514,478)		82,736,953
Net Other Assets (Liabilities) — 1.2%		998,887
NET ASSETS — 100.0%		$83,735,840

(a)	Represents the current yield as of report date.

AMBAC — American Municipal Bond Assurance Corp.

BAM — Build America Mutual

G.O. — General Obligation

OID — Original Issue Discount

Continued

64

Sterling Capital Diversified Income Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 35.3%
61,383	First Trust DJ Global Select Dividend Index Fund	$977,217
51,026	Global Super Dividend U.S. ETF	657,215
214,183	Invesco Oppenheimer SteelPath MLP Select 40 Fund	603,997
203,908	Madison Covered Call & Equity Income Fund	1,355,991
20,927	SPDR S&P Global Dividend ETF	1,003,240
9,784	Vanguard High Dividend Yield ETF	692,218
	Total Equity Funds (Cost $7,535,363)	5,289,878

FIXED INCOME FUNDS — 62.7%
248,127	Ashmore Emerging Markets Short Duration Fund	1,491,242
143,293	Federated Institutional High-Yield Bond Fund	1,232,316
28	Fidelity Intermediate Treasury Bond Index Fund	337
19,385	Fidelity Long-Term Treasury Bond Index Fund	332,264
63,934	Fidelity Short Term Treasury Bond Index Fund	696,881
59,775	Hotchkis & Wiley High Yield Fund	562,480
122,758	Loomis Sayles Senior Floating Rate and Fixed Income Fund	937,870
74,102	Principal Spectrum Preferred and Capital Securities Income Fund	668,401
145,033	Stone Ridge High Yield Reinsurance Risk Premium Fund	1,289,345

Shares		Fair Value
FIXED INCOME FUNDS — (continued)
36,445	VanEck Vectors Fallen Angel High Yield Bond ETF	$922,059
143,482	Voya Securitized Credit Fund	1,264,078
	Total Fixed Income Funds (Cost $11,283,626)	9,397,273

MONEY MARKET FUND — 2.4%
367,543	Federated Treasury Obligations Fund, Institutional Shares, 0.31%(a)	367,543
	Total Money Market Fund (Cost $367,543)	367,543
Total Investments — 100.4%
(Cost $19,186,532)		15,054,694
Net Other Assets (Liabilities) — (0.4)%		(55,320)
NET ASSETS — 100.0%		$14,999,374

(a)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

See accompanying Notes to the Financial Statements.

65

Sterling Capital Strategic Allocation Balanced Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 56.9%
801,107	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$5,615,757
182,742	Sterling Capital Equity Income Fund, Institutional Shares(a)	2,942,138
146,317	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	2,854,639
	Total Equity Funds (Cost $13,633,085)	11,412,534

FIXED INCOME FUND — 42.4%
786,888	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	8,514,130
	Total Fixed Income Fund (Cost $8,035,163)	8,514,130

MONEY MARKET FUND — 0.6%
128,961	Federated Treasury Obligations Fund, Institutional Shares, 0.31%(b)	128,961
	Total Money Market Fund (Cost $128,961)	128,961
Total Investments — 99.9% (Cost $21,797,209)		20,055,625
Net Other Assets (Liabilities) — 0.1%		19,983
NET ASSETS — 100.0%		$20,075,608

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

66

Sterling Capital Strategic Allocation Growth Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 72.5%
802,045	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$5,622,336
182,996	Sterling Capital Equity Income Fund, Institutional Shares(a)	2,946,236
146,529	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	2,858,778
	Total Equity Funds (Cost $13,579,459)	11,427,350

FIXED INCOME FUND — 27.1%
394,385	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	4,267,246
	Total Fixed Income Fund (Cost $4,134,702)	4,267,246

MONEY MARKET FUND — 0.3%
51,003	Federated Treasury Obligations Fund, Institutional Shares, 0.31%(b)	51,003
	Total Money Market Fund (Cost $51,003)	51,003
Total Investments — 99.9%
(Cost $17,765,164)		15,745,599
Net Other Assets (Liabilities) — 0.1%		8,806
NET ASSETS — 100.0%		$15,754,405

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Financial Statements.

67

Sterling Capital Funds

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	Sterling Capital Behavioral Large Cap Value Equity Fund	Sterling Capital Mid Value Fund
Assets:
Investments at fair value (a)	$202,416,545	$53,886,443
Foreign currency, at value (cost $ — , $ — , $ — , $ — , $ — , $177,515, $ — , and $ — , respectively)	—	—
Dividends receivable	400,249	44,362
Receivable for investments sold	—	—
Receivable for capital shares issued	326	79,548
Prepaid and other expenses	32,817	23,435
Total Assets	202,849,937	54,033,788
Liabilities:
Distributions payable	—	—
Payable for investments purchased	—	—
Payable for capital shares redeemed	678,051	164,881
Accrued expenses and other payables:
Investment advisory fees	82,800	30,953
Accounting out-of-pocket fees	2,724	1,020
Administration fees	4,518	4,391
Audit fees	8,848	4,179
Compliance service fees	264	331
Distribution (12b-1) fees	5,279	5,238
Custodian fees	2,204	2,216
Transfer agent fees	12,835	28,704
Other fees and liabilities	6,408	6,871
Total Liabilities	803,931	248,784
Net Assets	$202,046,006	$53,785,004
Net Assets Consist of:
Capital	$238,697,070	$31,395,193
Total distributable earnings	(36,651,064)	22,389,811
Net Assets	$202,046,006	$53,785,004
Net Assets
Class A Shares	$22,117,194	$15,203,274
Class C Shares	575,459	1,707,170
Institutional Shares	2,682,919	36,870,371
Class R Shares	—	3,850
Class R6 Shares	176,670,434	339
Total	$202,046,006	$53,785,004
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	1,522,413	1,417,897
Class C Shares	40,967	187,236
Institutional Shares	183,518	3,361,612
Class R Shares	—	376
Class R6 Shares	12,079,374	31
Total	13,826,272	4,967,152
Net Asset Value
Class A Shares - redemption price per share	$14.53	$10.72
Class C Shares - offering price per share*	$14.05	$9.12
Institutional Shares	$14.62	$10.97
Class R Shares	$—	$10.24
Class R6 Shares	$14.63	$10.98	**
Maximum Sales Charge - Class A Shares	5.75%	5.75%
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest
cent per share - Class A Shares	$15.42	$11.37
(a) Investments at cost	$232,170,535	$64,164,938

*	Redemption price per share varies by length of time shares are held.
**	The Sterling Capital Mid Value Fund net asset value for Class R6 Shares and Sterling Capital Stratton Mid Cap Value Fund net asset value for Class C Shares is calculated using unrounded net assets of $338.95 and $1063.08 divided by the unrounded shares of 30.862 and 22.857, respectively.

See accompanying Notes to the Financial Statements.

68

Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Behavioral International Equity Fund	Sterling Capital SMID Opportunities Fund	Sterling Capital Stratton Mid Cap Value Fund
$68,384,772	$749,766,858	$1,481,605,361	$70,855,442	$8,899,769	$44,644,535
—	—	—	180,067	—	—
144,206	750,453	2,873,980	833,045	11,014	61,491
5,137,436	626,730	9,270,478	—	—	—
220	933,424	5,126,603	—	4,900	700
17,869	64,017	125,794	14,452	4,611	12,105
73,684,503	752,141,482	1,499,002,216	71,883,006	8,920,294	44,718,831
—	—	533	—	—	—
5,678,834	—	4,668,030	—	—	—
3,605	1,359,588	13,034,190	3,940	21,239	—
41,900	454,153	779,591	25,823	2,809	26,553
3,639	5,521	9,508	9,828	418	942
—	37,129	89,495	3,098	766	3,556
4,322	33,803	62,771	3,097	345	1,982
200	829	1,220	122	70	111
1,132	106,727	161,820	126	1,694	28
1,066	8,553	13,284	6,128	68	479
8,885	108,739	155,125	3,489	1,158	4,783
663	26,320	41,202	3,188	(802)	644
5,744,246	2,141,362	19,016,769	58,839	27,765	39,078
$67,940,257	$750,000,120	$1,479,985,447	$71,824,167	$8,892,529	$44,679,753
$102,739,854	$602,753,977	$1,403,339,108	$97,607,919	$10,388,015	$36,366,116
(34,799,597)	147,246,143	76,646,339	(25,783,752)	(1,495,486)	8,313,637
$67,940,257	$750,000,120	$1,479,985,447	$71,824,167	$8,892,529	$44,679,753
$4,141,777	$233,171,176	$261,832,566	$402,728	$3,477,751	$123,780
87,502	56,445,484	111,389,996	38,587	1,002,516	1,063
6,847,984	191,022,164	836,774,869	11,798,634	4,412,262	44,554,910
118,834	76,422	1,331,529	—	—	—
56,744,160	269,284,874	268,656,487	59,584,218	—	—
$67,940,257	$750,000,120	$1,479,985,447	$71,824,167	$8,892,529	$44,679,753
433,945	12,680,182	16,309,581	57,462	355,537	2,604
9,582	3,834,727	7,013,466	5,539	104,902	23
711,186	9,793,467	51,962,973	1,684,139	447,937	934,080
12,559	4,125	83,625	—	—	—
5,887,205	13,796,273	16,679,406	8,502,622	—	—
7,054,477	40,108,774	92,049,051	10,249,762	908,376	936,707
$9.54	$18.39	$16.05	$7.01	$9.78	$47.53
$9.13	$14.72	$15.88	$6.97	$9.56	$46.51	**
$9.63	$19.51	$16.10	$7.01	$9.85	$47.70
$9.46	$18.53	$15.92	$—	$—	$—
$9.64	$19.52	$16.11	$7.01	$—	$—
5.75%	5.75%	5.75%	5.75%	5.75%	5.75%

$10.13	$19.51	$17.03	$7.44	$10.38	$50.43
$84,424,408	$566,559,240	$1,302,829,399	$80,653,228	$9,036,936	$35,698,643

69

Sterling Capital Funds

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	Sterling Capital Stratton Real Estate Fund		Sterling Capital Stratton Small Cap Value Fund
Assets:
Investments at fair value (a)	$81,644,134		$610,320,992
Cash	—		—
Interest and dividends receivable	305,549		1,549,123
Receivable for investments sold	—		1,523,315
Receivable for capital shares issued	69,015		653,984
Prepaid and other expenses	20,850		47,115
Total Assets	82,039,548		614,094,529
Liabilities:
Cash overdraft	—		—
Distributions payable	70		—
Payable for investments purchased	—		—
Payable for capital shares redeemed	114,913		1,584,287
Accrued expenses and other payables:
Investment advisory fees	42,559		426,427
Accounting out-of-pocket fees	890		5,178
Administration fees	6,537		50,162
Compliance service fees	134		1,697
Distribution (12b-1) fees	490		674
Trustee fees	—		—
Transfer agent fees	8,842		126,558
Other fees	6,080		66,359
Total Liabilities	180,515		2,261,342
Net Assets	$81,859,033		$611,833,187
Net Assets Consist of:
Capital	$61,326,278		$357,456,817
Total distributable earnings	20,532,755		254,376,370
Net Assets	$81,859,033		$611,833,187
Net Assets
Class A Shares	$1,558,099		$1,962,000
Class C Shares	169,467		223,190
Institutional Shares	80,131,075		609,647,650
Class R Shares	—		—
Class R6 Shares	392		347
Total	$81,859,033		$611,833,187
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	48,719		36,802
Class C Shares	5,334		4,314
Institutional Shares	2,499,140		11,384,785
Class R Shares	—		—
Class R6 Shares	12		7
Total	2,553,205		11,425,908
Net Asset Value
Class A Shares - redemption price per share	$31.98		$53.31
Class C Shares - offering price per share*	$31.77		$51.73	**
Institutional Shares	$32.06		$53.55
Class R Shares	$—		$—
Class R6 Shares	$32.07	**	$53.56	**
Maximum Sales Charge - Class A Shares	5.75%		5.75%
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest
cent per share - Class A Shares	$33.93		$56.56
(a) Investments at cost	$63,604,156		$380,491,510

*	Redemption price per share varies by length of time shares are held.
**	The Sterling Capital Stratton Real Estate Fund net asset value of Class R6 Shares, Sterling Capital Stratton Small Cap Value Fund net asset value of Class C and Class R6 Shares, Sterling Capital Quality Income Fund net asset value of Class A and Class C Shares, and Sterling Capital Kentucky Intermediate Tax-Free Fund net asset value of Class C Shares is calculated using unrounded net assets of $392.03, $223,190.05, $347.25, $20,151.81, $3,076.63 and $1,636.85 divided by the unrounded shares of 12.223, 4,314.27, 6.483, 1,988.311, 305.143 and 159, respectively.

See accompanying Notes to the Financial Statements.

70

Sterling Capital Ultra Short Bond Fund	Sterling Capital Short Duration Bond Fund	Sterling Capital Intermediate U.S. Government Fund	Sterling Capital Total Return Bond Fund	Sterling Capital Corporate Fund	Sterling Capital Quality Income Fund		Sterling Capital Kentucky Intermediate Tax-Free Fund
$22,868,510	$169,331,518	$13,949,148	$1,630,865,449	$19,369,910	$36,742,965		$11,094,748
—	—	—	—	—	4		—
141,014	923,085	73,066	8,284,357	199,155	103,675		141,105
—	—	—	3,160,295	—	—		—
4,202	133,307	2,176	2,446,286	4,140	—		—
9,121	21,165	5,187	70,166	5,460	8,791		4,999
23,022,847	170,409,075	14,029,577	1,644,826,553	19,578,665	36,855,435		11,240,852
—	—	—	2	—	—		—
15,255	77,863	20,289	1,176,115	252	4,660		11,611
—	840,099	—	48,791,338	—	—		—
1,463	329,089	177,133	3,505,984	238,962	40,775		977
408	29,379	1,892	329,232	5,419	9,646		3,327
6,583	10,056	1,942	21,153	4,027	4,931		1,061
1,814	13,057	1,050	89,261	1,551	2,766		846
91	198	78	993	83	92		73
482	1,386	1,055	18,435	94	6		704
—	—	10	—	—	—		—
1,918	12,462	1,178	114,354	1,102	1,455		579
2,251	11,236	3	90,786	908	688		1,002
30,265	1,324,825	204,630	54,137,653	252,398	65,019		20,180
$22,992,582	$169,084,250	$13,824,947	$1,590,688,900	$19,326,267	$36,790,416		$11,220,672

$24,434,658	$179,066,843	$13,985,251	$1,567,554,809	$19,840,820	$37,690,635		$10,735,974
(1,442,076)	(9,982,593)	(160,304)	23,134,091	(514,553)	(900,219)		484,698
$22,992,582	$169,084,250	$13,824,947	$1,590,688,900	$19,326,267	$36,790,416		$11,220,672

$2,371,022	$2,933,785	$3,808,007	$54,042,010	$378,918	$20,152		$3,346,486
—	884,322	383,113	7,914,819	2,977	3,076		1,637
20,621,560	165,266,143	9,633,827	1,114,299,710	18,944,372	36,767,188		7,872,549
—	—	—	52,283	—	—		—
—	—	—	414,380,078	—	—
$22,992,582	$169,084,250	$13,824,947	$1,590,688,900	$19,326,267	$36,790,416		$11,220,672

246,922	345,815	375,734	4,997,725	38,769	1,998		325,359
—	104,294	37,863	730,884	305	305		159
2,146,569	19,481,600	949,656	102,995,984	1,939,027	3,641,135		766,544
—	—	—	4,853	—	—		—
—	—	—	38,305,527	—	—		—
2,393,491	19,931,709	1,363,253	147,034,973	1,978,101	3,643,438		1,092,062

$9.60	$8.48	$10.13	$10.81	$9.77	$10.08	**	$10.29
$—	$8.48	$10.12	$10.83	$9.76	$10.08	**	$10.29	**
$9.61	$8.48	$10.14	$10.82	$9.77	$10.10		$10.27
$—	$—	$—	$10.77	$—	$—		$—
$—	$—	$—	$10.82	$—	$—		$—
0.50%	2.00%	2.00%	5.75%	2.00%	2.00%		2.00%

$9.65	$8.65	$10.34	$11.47	$9.97	$10.29		$10.50
$23,287,870	$171,223,233	$13,179,180	$1,601,229,800	$19,946,677	$35,903,268		$10,638,525

71

Sterling Capital Funds

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	Sterling Capital Maryland Intermediate Tax-Free Fund	Sterling Capital North Carolina Intermediate Tax-Free Fund
Assets:
Investments at fair value - unaffiliated (a)	$12,577,394	$163,001,597
Investments at fair value - affiliated (b)	—	—
Interest and dividends receivable - unaffiliated	143,729	2,155,410
Dividends receivable - affiliated	—	—
Receivable for capital shares issued	—	20,046
Prepaid and other expenses	2,729	8,679
Total Assets	12,723,852	165,185,732
Liabilities:
Distributions payable	12,482	157,409
Payable for investments purchased	—	—
Payable for capital shares redeemed	1,493	171,665
Accrued expenses and other payables:
Investment advisory fees	3,819	52,204
Administration fees	968	13,249
Audit fees	442	5,761
Compliance service fees	76	193
Distribution (12b-1) fees	1,176	10,417
Printing fees	375	3,596
Transfer agent fees	876	8,825
Other fees	362	8,891
Total Liabilities	22,069	432,210
Net Assets	$12,701,783	$164,753,522
Net Assets Consist of:
Capital	$12,009,968	$157,941,963
Total distributable earnings	691,815	6,811,559
Net Assets	$12,701,783	$164,753,522
Net Assets
Class A Shares	$3,532,021	$35,935,754
Class C Shares	497,371	2,841,932
Institutional Shares	8,672,391	125,975,836
Total	$12,701,783	$164,753,522
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	324,706	3,306,488
Class C Shares	45,709	261,671
Institutional Shares	795,857	11,591,176
Total	1,166,272	15,159,335
Net Asset Value
Class A Shares - redemption price per share	$10.88	$10.87
Class C Shares - offering price per share*	$10.88	$10.86
Institutional Shares	$10.90	$10.87
Maximum Sales Charge - Class A Shares	2.00%	2.00%
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$11.10	$11.09
Investments at cost:
(a) Investments at cost - unaffiliated	$11,948,178	$155,937,087
(b) Investments at cost - affiliated	$—	$—

*	Redemption price per share varies by length of time shares are held.

See accompanying Notes to the Financial Statements.

72

Sterling Capital South Carolina Intermediate Tax-Free Fund	Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund	Sterling Capital Diversified Income Fund	Sterling Capital Strategic Allocation Balanced Fund	Sterling Capital Strategic Allocation Growth Fund
$80,319,101	$75,634,295	$82,736,953	$15,054,694	$128,961	$51,003
—	—	—	—	19,926,664	15,694,596
994,526	873,483	1,136,170	52,700	—	—
—	—	—	—	21,752	10,757
26,508	12	—	—	—	24
8,524	8,401	15,840	9,732	8,651	7,562
81,348,659	76,516,191	83,888,963	15,117,126	20,086,028	15,763,942
89,287	90,936	94,660	18,678	166	346
—	—	—	27,959	—	—
172,681	10,839	11,466	60,758	1,556	2,103
24,092	22,766	24,734	3,482	—	—
6,119	5,779	6,291	1,232	—	—
2,579	2,481	2,520	634	804	660
121	123	114	80	85	81
3,400	4,292	6,165	2,091	4,596	3,679
1,652	1,627	1,465	305	577	449
3,893	3,840	3,452	1,613	1,869	1,547
2,737	2,575	2,256	920	767	672
306,561	145,258	153,123	117,752	10,420	9,537
$81,042,098	$76,370,933	$83,735,840	$14,999,374	$20,075,608	$15,754,405

$77,995,927	$72,428,486	$80,362,661	$20,444,744	$22,350,864	$18,333,072
3,046,171	3,942,447	3,373,179	(5,445,370)	(2,275,256)	(2,578,667)
$81,042,098	$76,370,933	$83,735,840	$14,999,374	$20,075,608	$15,754,405

$12,323,491	$16,995,615	$27,649,596	$7,264,968	$19,566,063	$15,334,898
950,784	819,959	336,629	456,361	285,602	280,246
67,767,823	58,555,359	55,749,615	7,278,045	223,943	139,261
$81,042,098	$76,370,933	$83,735,840	$14,999,374	$20,075,608	$15,754,405

1,095,634	1,424,390	2,736,693	903,404	1,968,127	1,614,534
84,573	68,734	33,307	57,263	29,317	30,795
6,066,604	4,908,996	5,511,671	892,647	22,337	14,628
7,246,811	6,402,120	8,281,671	1,853,314	2,019,781	1,659,957

$11.25	$11.93	$10.10	$8.04	$9.94	$9.50
$11.24	$11.93	$10.11	$7.97	$9.74	$9.10
$11.17	$11.93	$10.11	$8.15	$10.03	$9.52
2.00%	2.00%	2.00%	5.75%	5.75%	5.75%

$11.48	$12.17	$10.31	$8.53	$10.55	$10.08

$76,798,989	$71,791,550	$79,514,478	$19,186,532	$128,961	$51,003
$—	$—	$—	$—	$21,668,248	$17,714,161

73

Sterling Capital Funds

Statements of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

	Sterling Capital Behavioral Large Cap Value Equity Fund	Sterling Capital Mid Value Fund
Investment Income:
Dividend income	$3,615,148	$610,308
Foreign tax withholding	(5,937)	(4,635)
Total investment income	3,609,211	605,673
Expenses:
Investment advisory fees (See Note 5)	610,404	332,801
Administration fees (See Note 5)	112,548	39,382
Distribution fees - Class A Shares (See Note 5)	34,904	27,964
Distribution fees - Class C Shares (See Note 5)	3,123	13,358
Distribution fees - Class R Shares (See Note 5)	—	14
Compliance service fees (See Note 5)	1,623	915
Trustee fees	13,915	10,863
Accounting and out-of-pocket fees	5,070	2,738
Audit fees	9,025	4,852
Custodian fees	6,592	3,386
Fund accounting fees (See Note 5)	10,172	3,566
Interest expense (See Note 7)	—	163
Legal fees	15,113	7,287
Printing fees	14,027	8,978
Registration fees	22,963	27,360
Transfer agent fees (See Note 5)	27,995	50,182
Other fees	12,510	11,230
Total expenses before waivers	899,984	545,039
Less expenses waived by the Investment Advisor (See Note 5)	—	(81,800)
Less expenses waived by the Administrator (See Note 5)	(61,856)	—
Net expenses	838,128	463,239
Net investment income	2,771,083	142,434
Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	(7,104,909)	48,403,177
Written options	—	—
Foreign currency transactions	—	—
Change in unrealized appreciation/depreciation on:
Investments	(55,572,744)	(82,027,098)
Written options	—	—
Foreign currency transactions	—	—
Total realized and unrealized (loss)	(62,677,653)	(33,623,921)
Change in net assets from operations	$(59,906,570)	$(33,481,487)

See accompanying Notes to the Financial Statements.

74

Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Behavioral International Equity Fund	Sterling Capital SMID Opportunities Fund	Sterling Capital Stratton Mid Cap Value Fund

$802,140	$5,996,035	$29,046,410	$1,453,602	$58,131	$453,446
(4,850)	(41,226)	(390,295)	(137,141)	(492)	(1,898)
797,290	5,954,809	28,656,115	1,316,461	57,639	451,548

353,840	3,375,476	5,434,695	286,556	38,324	212,724
48,855	430,793	819,976	39,626	4,545	25,207
7,999	399,224	422,362	673	4,752	173
739	405,352	759,597	273	6,414	7
417	391	6,152	—	—	—
898	5,650	10,221	696	252	521
7,909	53,158	95,493	4,730	515	3,112
5,623	11,708	20,665	15,765	1,114	1,972
4,255	34,540	63,146	3,057	346	2,017
3,240	25,232	45,207	15,437	238	1,482
4,423	38,948	74,110	3,582	411	2,279
—	—	—	17	—	—
7,175	57,785	107,514	5,237	575	3,403
6,977	54,937	100,301	4,708	524	3,134
14,511	19,721	39,970	—	8,457	9,834
19,829	273,450	665,146	8,733	3,412	13,885
8,766	36,058	59,100	16,293	2,099	4,204
495,456	5,222,423	8,723,655	405,383	71,978	283,954
(7,126)	—	—	(95,518)	(17,564)	(3,610)
(38,725)	(140,153)	(175,706)	(14,000)	—	—
449,605	5,082,270	8,547,949	295,865	54,414	280,344
347,685	872,539	20,108,166	1,020,596	3,225	171,204

(11,173,331)	(32,270,418)	(101,963,549)	(10,262,659)	(1,349,718)	(389,595)
—	—	295,756	—	—	—
—	—	—	(54,871)	—	—

(30,665,010)	(177,996,699)	(357,720,893)	(13,170,955)	(1,979,018)	(13,682,881)
—	—	(107,368)	—	—	—
—	—	—	11,792	—	—
(41,838,341)	(210,267,117)	(459,496,054)	(23,476,693)	(3,328,736)	(14,072,476)
$(41,490,656)	$(209,394,578)	$(439,387,888)	$(22,456,097)	$(3,325,511)	$(13,901,272)

75

Sterling Capital Funds

Statements of Operations
For the Six Months Ended March 31, 2020 (Unaudited)

	Sterling Capital Stratton Real Estate Fund	Sterling Capital Stratton Small Cap Value Fund	Sterling Capital Ultra Short Bond Fund	Sterling Capital Short Duration Bond Fund
Investment Income:
Interest income	$—	$—	$268,786	$2,445,075
Dividend income	886,452	6,740,901	3,586	17,946
Total investment income	886,452	6,740,901	272,372	2,463,021
Expenses:
Investment advisory fees (See Note 5)	296,237	3,902,033	20,085	263,540
Administration fees (See Note 5)	42,766	380,459	8,377	73,135
Distribution fees - Class A Shares (See Note 5)	1,306	3,393	2,734	3,833
Distribution fees - Class C Shares (See Note 5)	1,041	1,730	—	4,963
Distribution fees - Class R Shares (See Note 5)	—	—	—	—
Compliance service fees (See Note 5)	732	5,139	287	1,093
Trustee fees	5,179	48,482	1,063	8,722
Accounting and out-of-pocket fees	2,096	10,888	11,373	17,827
Audit fees	3,316	31,909	731	5,672
Custodian fees	2,490	23,130	428	4,215
Fund accounting fees (See Note 5)	3,864	34,430	753	6,589
Interest expense (See Note 7)	11	—	—	—
Legal fees	5,773	52,157	1,104	9,652
Printing fees	5,223	50,284	1,092	8,808
Registration fees	11,476	16,809	9,728	15,219
Transfer agent fees (See Note 5)	31,592	374,120	2,894	31,088
Other fees	5,510	32,729	2,720	7,711
Total expenses before waivers	418,612	4,967,692	63,369	462,067
Less expenses waived by the Investment Advisor (See Note 5)	—	(296,128)	(17,519)	(87,847)
Less expenses waived by the Administrator (See Note 5)	—	—	—	—
Net expenses	418,612	4,671,564	45,850	374,220
Net investment income	467,840	2,069,337	226,522	2,088,801
Realized and Unrealized Gain (Loss):
Net realized gain from:
Investments	2,552,863	26,593,221	5,656	563,873
Change in unrealized
appreciation/depreciation on
investments	(24,775,177)	(269,237,937)	(463,355)	(3,779,984)
Total realized and unrealized gain (loss)	(22,222,314)	(242,644,716)	(457,699)	(3,216,111)
Change in net assets from operations	$(21,754,474)	$(240,575,379)	$(231,177)	$(1,127,310)

See accompanying Notes to the Financial Statements.

76

Sterling Capital Intermediate U.S. Government Fund	Sterling Capital Total Return Bond Fund	Sterling Capital Corporate Fund	Sterling Capital Quality Income Fund	Sterling Capital Kentucky Intermediate Tax-Free Fund

$192,683	$23,418,907	$389,983	$446,619	$141,101
2	204,140	2,012	160,837	2,989
192,685	23,623,047	391,995	607,456	144,090

23,084	2,879,028	39,337	64,196	19,807
6,006	648,136	9,347	15,274	4,711

4,388	69,075	623	26	4,391

1,722	40,028	16	112	8

—	76	—	—	—
275	7,827	316	385	256
749	73,577	1,154	1,819	552
4,685	43,837	9,402	10,533	3,230
482	48,403	743	1,182	361
353	35,045	549	867	262
541	58,359	843	1,376	424
—	—	—	—	—
800	83,970	1,283	2,052	613
947	75,736	1,142	1,805	550
6,376	32,314	7,611	7,158	4,197
2,593	357,351	2,414	3,267	1,332
2,537	45,961	2,722	2,990	1,823
55,538	4,498,723	77,502	113,042	42,517

(11,542)	(962,620)	(1,400)	(7,337)	—

—	(176,226)	—	—	—
43,996	3,359,877	76,102	105,705	42,517
148,689	20,263,170	315,893	501,751	101,573

46,603	13,983,669	225,800	257,007	15,669

289,132	(23,619,874)	(1,453,822)	(246,385)	(25,359)
335,735	(9,636,205)	(1,228,022)	10,622	(9,690)
$484,424	$10,626,965	$(912,129)	$512,373	$91,883

77

Sterling Capital Funds

Statements of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

	Sterling Capital Maryland Intermediate Tax-Free Fund	Sterling Capital North Carolina Intermediate Tax-Free Fund
Investment Income:
Interest income	$174,518	$2,363,067
Dividend income - unaffiliated	2,446	40,611
Dividend income - affiliated*	—	—
Total investment income	176,964	2,403,678
Expenses:
Investment advisory fees (See Note 5)	23,562	316,319
Administration fees (See Note 5)	5,602	75,218
Distribution fees - Class A Shares (See Note 5)	4,580	47,984
Distribution fees - Class C Shares (See Note 5)	2,493	14,319
Compliance service fees (See Note 5)	269	1,115
Trustee fees	710	8,941
Accounting and out-of-pocket fees	2,756	8,943
Audit fees	455	5,776
Custodian fees	328	4,274
Fund accounting fees (See Note 5)	505	6,778
Interest expense (See Note 7)	—	—
Legal fees	757	10,069
Printing fees	698	8,880
Registration fees	7,496	8,394
Transfer agent fees (See Note 5)	1,916	22,582
Other fees	2,117	7,033
Total expenses before waivers	54,244	546,625
Less expenses waived by the Investment Advisor (See Note 5)	(481)	—
Net expenses	53,763	546,625
Net investment income	123,201	1,857,053
Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments - unaffiliated	55,217	512,145
Investments - affiliated	—	—
Distributions from unaffiliated funds	—	—
Distributions from affiliated funds	—	—
Change in unrealized appreciation/depreciation on investments	(80,146)	(1,939,070)
Total realized and unrealized gain (loss)	(24,929)	(1,426,925)
Change in net assets from operations	$98,272	$430,128

*	This dividend income is derived from affiliates other than controlled companies.

See accompanying Notes to the Financial Statements.

78

Sterling Capital South Carolina Intermediate Tax-Free Fund	Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund	Sterling Capital Diversified Income Fund	Sterling Capital Strategic Allocation Balanced Fund	Sterling Capital Strategic Allocation Growth Fund

$1,046,697	$998,687	$1,101,888	$—	$—	$—
14,965	8,141	22,044	498,022	118,396	25,971
—	—	—	—	298,475	323,709
1,061,662	1,006,828	1,123,932	498,022	416,871	349,680

142,418	135,921	142,637	24,376	30,933	25,212
33,877	32,328	33,941	8,096	—	—
15,504	21,620	33,354	12,187	30,062	24,278
4,790	4,121	1,681	3,114	1,864	1,702
607	593	600	302	329	306
4,003	3,886	3,896	990	1,277	1,043
5,302	4,656	4,793	880	662	616
2,602	2,511	2,537	634	823	671
1,894	1,842	1,869	480	606	499
3,052	2,913	3,057	731	928	756
—	—	—	—	67	50
4,419	4,263	4,318	1,085	1,385	1,132
3,989	3,880	3,879	989	1,276	1,042
6,059	8,265	7,270	6,219	5,827	4,643
9,662	8,753	8,247	4,019	4,400	3,361
3,986	4,104	4,030	2,648	2,497	2,423
242,164	239,656	256,109	66,750	82,936	67,734
—	—	—	—	(30,933)	(25,212)
242,164	239,656	256,109	66,750	52,003	42,522
819,498	767,172	867,823	431,272	364,868	307,158

—	103,017	93,743	(194,407)	1,199	593
—	—	—	—	51,573	51,704
—	—	—	34,648	—	—
—	—	—	—	348,771	347,695
(227,066)	(428,046)	(193,206)	(4,076,607)	(3,934,400)	(3,924,613)
(227,066)	(325,029)	(99,463)	(4,236,366)	(3,532,857)	(3,524,621)
$592,432	$442,143	$768,360	$(3,805,094)	$(3,167,989)	$(3,217,463)
79

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Behavioral Large Cap Value Equity Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
From Investment Activities:
Operations:
Net investment income	$2,771,083	$6,455,876
Net realized gain (loss)	(7,104,909)	8,586,607
Change in unrealized appreciation/depreciation	(55,572,744)	(22,687,741)
Change in net assets from operations	(59,906,570)	(7,645,258)
Distributions to Shareholders:
Class A	(1,067,992)	(3,138,063)
Class C	(22,862)	(80,167)
Institutional Class	(276,349)	(858,373)
Class R	—	—
Class R6	(9,267,027)	(26,185,374)
Change in net assets from shareholder distributions	(10,634,230)	(30,261,977)
Capital Transactions:
Change in net assets from capital transactions	(3,908,886)	1,423,452
Change in net assets	(74,449,686)	(36,483,783)
Net Assets:
Beginning of period	276,495,692	312,979,475
End of period	$202,046,006	$276,495,692

See accompanying Notes to the Financial Statements.

80

Sterling Capital Mid Value Fund		Sterling Capital Behavioral Small Cap Value Equity Fund		Sterling Capital Special Opportunities Fund
For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019

$142,434	$2,760,350	$347,685	$3,197,783	$872,539	$1,746,357
48,403,177	24,707,781	(11,173,331)	(7,053,333)	(32,270,418)	63,257,242
(82,027,098)	(59,094,578)	(30,665,010)	(17,208,260)	(177,996,699)	(61,106,426)
(33,481,487)	(31,626,447)	(41,490,656)	(21,063,810)	(209,394,578)	3,897,173

(1,879,928)	(3,408,094)	(61,330)	(1,025,701)	(16,921,375)	(23,254,518)
(242,428)	(477,465)	(1,205)	(20,475)	(5,370,254)	(11,770,076)
(4,770,709)	(30,649,387)	(216,166)	(4,266,355)	(14,794,787)	(23,120,615)
(455)	(513)	(1,536)	(8,674)	(4,837)	(18,880)
(39)	(33,160,969)	(872,269)	(23,767,086)	(18,960,051)	(24,985,390)
(6,893,559)	(67,696,428)	(1,152,506)	(29,088,291)	(56,051,304)	(83,149,479)

(333,893,148)	(116,439,231)	(134,931,539)	56,614,739	(27,066,822)	(80,171,646)
(374,268,194)	(215,762,106)	(177,574,701)	6,462,638	(292,512,704)	(159,423,952)

428,053,198	643,815,304	245,514,958	239,052,320	1,042,512,824	1,201,936,776
$53,785,004	$428,053,198	$67,940,257	$245,514,958	$750,000,120	$1,042,512,824
81

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Equity Income Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$20,108,166	$34,490,511
Net realized gain (loss)	(101,667,793)	81,979,112
Change in unrealized appreciation/depreciation	(357,828,261)	28,039,403
Change in net assets from operations	(439,387,888)	144,509,026
Distributions to Shareholders:
Class A	(16,641,907)	(27,902,929)
Class C	(7,051,382)	(15,778,727)
Institutional Class	(54,771,794)	(77,612,408)
Class R	(117,378)	(248,333)
Class R6	(17,568,214)	(29,401,719)
Change in net assets from shareholder distributions	(96,150,675)	(150,944,116)
Capital Transactions:
Change in net assets from capital transactions	177,283,120	171,789,600
Change in net assets	(358,255,443)	165,354,510
Net Assets:
Beginning of period	1,838,240,890	1,672,886,380
End of period	$1,479,985,447	$1,838,240,890

See accompanying Notes to the Financial Statements.

82

Sterling Capital Behavioral International Equity Fund		Sterling Capital SMID Opportunities Fund		Sterling Capital Stratton Mid Cap Value Fund
For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019

$1,020,596	$2,909,724	$3,225	$(13,781)	$171,204	$440,747
(10,317,530)	(6,321,497)	(1,349,718)	492,439	(389,595)	2,230,489
(13,159,163)	(2,783,452)	(1,979,018)	77,300	(13,682,881)	(1,902,285)
(22,456,097)	(6,195,225)	(3,325,511)	555,958	(13,901,272)	768,951

(15,272)	(45,602)	(158,917)	—	(3,930)	(8,075)
(986)	(4,299)	(58,816)	—	(34)	(103)
(484,264)	(1,243,697)	(253,402)	—	(2,009,020)	(5,084,526)
—	—	—	—	—	—
(2,512,099)	(4,081,173)	—	—	—	—
(3,012,621)	(5,374,771)	(471,135)	—	(2,012,984)	(5,092,704)

1,664,190	24,240,078	3,018,894	(116,917)	(1,441,816)	(302,087)
(23,804,528)	12,670,082	(777,752)	439,041	(17,356,072)	(4,625,840)

95,628,695	82,958,613	9,670,281	9,231,240	62,035,825	66,661,665
$71,824,167	$95,628,695	$8,892,529	$9,670,281	$44,679,753	$62,035,825
83

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Stratton Real Estate Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
From Investment Activities:
Operations:
Net investment income	$467,840	$1,945,131
Net realized gain	2,552,863	4,052,238
Change in unrealized appreciation/depreciation	(24,775,177)	11,153,699
Change in net assets from operations	(21,754,474)	17,151,068
Distributions to Shareholders:
Class A	(51,324)	(27,282)
Class C	(9,188)	(6,293)
Institutional Class	(4,694,094)	(5,133,185)
Class R6	(4)	—
Change in net assets from shareholder distributions	(4,754,610)	(5,166,760)
Capital Transactions:
Change in net assets from capital transactions	2,146,881	2,115,839
Change in net assets	(24,362,203)	14,100,147
Net Assets:
Beginning of period	106,221,236	92,121,089
End of period	$81,859,033	$106,221,236

See accompanying Notes to the Financial Statements.

84

Sterling Capital Stratton Small Cap Value Fund		Sterling Capital Ultra Short Bond Fund
For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019

$2,069,337	$6,647,729	$226,522	$928,786
26,593,221	80,480,253	5,656	90,770
(269,237,937)	(160,890,027)	(463,355)	116,592
(240,575,379)	(73,762,045)	(231,177)	1,136,148

(176,449)	(133,162)	(22,422)	(94,793)
(24,177)	(7,554)	—	—
(64,384,858)	(87,347,809)	(202,222)	(820,309)
—	—	—	—
(64,585,484)	(87,488,525)	(224,644)	(915,102)

(45,934,299)	(174,989,690)	5,886,628	(9,659,452)
(351,095,162)	(336,240,260)	5,430,807	(9,438,406)

962,928,349	1,299,168,609	17,561,775	27,000,181
$611,833,187	$962,928,349	$22,992,582	$17,561,775
85

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Short Duration Bond Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
From Investment Activities:
Operations:
Net investment income	$2,088,801	$4,650,289
Net realized gain (loss)	563,873	304,183
Change in unrealized appreciation/depreciation	(3,779,984)	2,918,772
Change in net assets from operations	(1,127,310)	7,873,244
Distributions to Shareholders:
Class A	(36,429)	(101,425)
Class C	(8,079)	(20,881)
Institutional Class	(2,253,409)	(4,979,836)
Class R	—	—
Class R6	—	—
Change in net assets from shareholder distributions	(2,297,917)	(5,102,142)
Capital Transactions:
Change in net assets from capital transactions	(3,728,978)	41,105,586
Change in net assets	(7,154,205)	43,876,688
Net Assets:
Beginning of period	176,238,455	132,361,767
End of period	$169,084,250	$176,238,455

See accompanying Notes to the Financial Statements.

86

Sterling Capital Intermediate U.S. Government Fund		Sterling Capital Total Return Bond Fund		Sterling Capital Corporate Fund
For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019

$148,689	$385,137	$20,263,170	$40,036,049	$315,893	$802,792
46,603	(135,818)	13,983,669	9,093,529	225,800	1,362
289,132	941,605	(23,619,874)	78,052,011	(1,453,822)	1,229,006
484,424	1,190,924	10,626,965	127,181,589	(912,129)	2,033,160

(44,158)	(100,924)	(743,751)	(1,758,079)	(6,380)	(13,849)
(3,043)	(7,749)	(77,632)	(172,524)	(29)	(111)
(146,050)	(337,311)	(16,257,424)	(29,747,187)	(309,484)	(788,778)
—	—	(373)	(829)	—	—
—	—	(5,874,425)	(10,125,629)	—	—
(193,251)	(445,984)	(22,953,605)	(41,804,248)	(315,893)	(802,738)

(1,426,372)	(8,583,621)	123,732,588	175,350,460	(2,598,541)	(9,365,172)
(1,135,199)	(7,838,681)	111,405,948	260,727,801	(3,826,563)	(8,134,750)

14,960,146	22,798,827	1,479,282,952	1,218,555,151	23,152,830	31,287,580
$13,824,947	$14,960,146	$1,590,688,900	$1,479,282,952	$19,326,267	$23,152,830
87

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Quality Income Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
From Investment Activities:
Operations:
Net investment income	$501,751	$1,127,298
Net realized gain (loss)	257,007	(2,517)
Change in unrealized appreciation/depreciation	(246,385)	1,730,730
Change in net assets from operations	512,373	2,855,511
Distributions to Shareholders:
Class A	(257)	(543)
Class C	(209)	(701)
Institutional Class	(517,122)	(1,106,026)
Change in net assets from shareholder distributions	(517,588)	(1,107,270)
Capital Transactions:
Change in net assets from capital transactions	380,568	(2,472,234)
Change in net assets	375,353	(723,993)
Net Assets:
Beginning of period	36,415,063	37,139,056
End of period	$36,790,416	$36,415,063

See accompanying Notes to the Financial Statements.

88

Sterling Capital Kentucky Intermediate Tax-Free Fund		Sterling Capital Maryland Intermediate Tax-Free Fund		Sterling Capital North Carolina Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019

$101,573	$208,253	$123,201	$317,751	$1,857,053	$3,913,470
15,669	23,293	55,217	65,387	512,145	432,735
(25,359)	473,487	(80,146)	628,011	(1,939,070)	7,032,082
91,883	705,033	98,272	1,011,149	430,128	11,378,287

(35,534)	(78,236)	(51,106)	(127,247)	(359,655)	(807,558)
(12)	(31)	(5,307)	(13,595)	(16,078)	(40,835)
(89,082)	(195,012)	(142,528)	(399,198)	(1,481,320)	(3,064,006)
(124,628)	(273,279)	(198,941)	(540,040)	(1,857,053)	(3,912,399)

584,972	(1,117,426)	(1,638,514)	(4,847,604)	(15,305,726)	(8,430)
552,227	(685,672)	(1,739,183)	(4,376,495)	(16,732,651)	7,457,458

10,668,445	11,354,117	14,440,966	18,817,461	181,486,173	174,028,715
$11,220,672	$10,668,445	$12,701,783	$14,440,966	$164,753,522	$181,486,173
89

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital South Carolina Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
From Investment Activities:
Operations:
Net investment income	$819,498	$1,611,928
Net realized gain	—	97,934
Change in unrealized appreciation/depreciation	(227,066)	3,429,312
Change in net assets from operations	592,432	5,139,174
Distributions to Shareholders:
Class A	(112,461)	(245,867)
Class C	(5,100)	(11,011)
Institutional Class	(701,937)	(1,355,050)
Change in net assets from shareholder distributions	(819,498)	(1,611,928)
Capital Transactions:
Change in net assets from capital transactions	1,482,735	(1,686,203)
Change in net assets	1,255,669	1,841,043
Net Assets:
Beginning of period	79,786,429	77,945,386
End of period	$81,042,098	$79,786,429

See accompanying Notes to the Financial Statements.

90

Sterling Capital Virginia Intermediate Tax-Free Fund		Sterling Capital West Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019

$767,172	$1,659,728	$867,823	$1,705,529
103,017	333,963	93,743	51,276
(428,046)	3,500,332	(193,206)	2,940,544
442,143	5,494,023	768,360	4,697,349

(154,986)	(357,345)	(287,068)	(506,838)
(4,293)	(9,779)	(2,347)	(10,261)
(607,893)	(1,292,604)	(653,036)	(1,305,041)
(767,172)	(1,659,728)	(942,451)	(1,822,140)

(1,232,908)	(9,011,256)	7,833,814	(6,345,674)
(1,557,937)	(5,176,961)	7,659,723	(3,470,465)

77,928,870	83,105,831	76,076,117	79,546,582
$76,370,933	$77,928,870	$83,735,840	$76,076,117
91

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Diversified Income Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
From Investment Activities:
Operations:
Net investment income	$431,272	$843,831
Net realized gain (loss)	(159,759)	17,364
Change in unrealized appreciation/depreciation	(4,076,607)	(598,172)
Change in net assets from operations	(3,805,094)	263,023
Distributions to Shareholders:
Class A	(244,513)	(555,310)
Class C	(13,481)	(35,414)
Institutional Class	(241,640)	(331,903)
Change in net assets from shareholder distributions	(499,634)	(922,627)
Capital Transactions:
Change in net assets from capital transactions	(863,761)	501,805
Change in net assets	(5,168,489)	(157,799)
Net Assets:
Beginning of period	20,167,863	20,325,662
End of period	$14,999,374	$20,167,863

See accompanying Notes to the Financial Statements.

92

Sterling Capital Strategic Allocation Balanced Fund		Sterling Capital Strategic Allocation Growth Fund
For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019

$364,868	$576,614	$307,158	$415,882
401,543	824,498	399,992	788,971
(3,934,400)	(890,437)	(3,924,613)	(1,127,573)
(3,167,989)	510,675	(3,217,463)	77,280

(1,184,528)	(573,911)	(1,072,602)	(403,342)
(17,975)	(7,432)	(18,375)	(5,356)
(16,119)	(5,227)	(30,799)	(15,673)
(1,218,622)	(586,570)	(1,121,776)	(424,371)

(1,124,171)	(3,606,279)	(714,029)	(1,735,975)
(5,510,782)	(3,682,174)	(5,053,268)	(2,083,066)

25,586,390	29,268,564	20,807,673	22,890,739
$20,075,608	$25,586,390	$15,754,405	$20,807,673
93

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Behavioral Large Cap Value Equity Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$2,123,482	$935,934
Distributions reinvested	1,037,258	3,024,043
Value of shares redeemed	(2,301,532)	(4,522,058)
Change in net assets from Class A Share transactions	859,208	(562,081)
Class C Shares:
Proceeds from shares issued	125,451	34,072
Distributions reinvested	21,953	76,180
Value of shares redeemed	(61,146)	(244,255)
Change in net assets from Class C Share transactions	86,258	(134,003)
Institutional Shares:
Proceeds from shares issued	46,448	348,169
Distributions reinvested	251,070	813,806
Value of shares redeemed	(3,093,411)	(1,379,019)
Change in net assets from Institutional Share transactions	(2,795,893)	(217,044)
Class R Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Value of shares redeemed	—	—
Change in net assets from Class R Share transactions	—	—
Class R6 Shares:
Proceeds from shares issued	5,592,797	8,476,640
Distributions reinvested	9,267,027	26,185,374
Value of shares redeemed	(16,918,283)	(32,325,434)
Change in net assets from Class R6 Share transactions	(2,058,459)	2,336,580
Change in net assets from capital transactions	$(3,908,886)	$1,423,452
Share Transactions:
Class A Shares:
Issued	127,960	51,282
Reinvested	54,203	163,604
Redeemed	(124,282)	(235,640)
Change in Class A Shares	57,881	(20,754)
Class C Shares:
Issued	9,777	1,858
Reinvested	1,181	4,266
Redeemed	(3,577)	(13,480)
Change in Class C Shares	7,381	(7,356)
Institutional Shares:
Issued	2,358	17,721
Reinvested	12,882	43,752
Redeemed	(216,617)	(71,669)
Change in Institutional Shares	(201,377)	(10,196)
Class R Shares:
Issued	—	—
Reinvested	—	—
Redeemed	—	—
Change in Class R Shares	—	—
Class R6 Shares:
Issued	306,445	441,965
Reinvested	482,050	1,406,557
Redeemed	(930,440)	(1,668,727)
Change in Class R6 Shares	(141,945)	179,795
Change in Shares	(278,060)	141,489

See accompanying Notes to the Financial Statements.

94

Sterling Capital Mid Value Fund		Sterling Capital Behavioral Small Cap Value Equity Fund		Sterling Capital Special Opportunities Fund
For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019

$221,063	$694,889	$161,210	$147,039	$11,326,157	$50,507,639
1,809,392	3,287,181	60,376	986,210	16,465,521	22,655,125
(2,142,778)	(7,119,018)	(517,263)	(1,370,407)	(34,847,803)	(64,745,949)
(112,323)	(3,136,948)	(295,677)	(237,158)	(7,056,125)	8,416,815

41,165	85,785	4,487	1,704	2,704,561	7,033,672
231,932	452,191	1,166	20,117	5,097,950	11,253,584
(454,309)	(1,116,509)	(17,854)	(13,228)	(13,795,412)	(64,942,936)
(181,212)	(578,533)	(12,201)	8,593	(5,992,901)	(46,655,680)

5,380,231	65,563,253	438,539	3,001,531	33,504,522	64,929,181
3,922,615	27,818,006	155,824	3,836,811	10,359,812	15,827,150
(104,333,883)	(209,396,363)	(14,541,846)	(9,417,780)	(64,707,848)	(125,765,263)
(95,031,037)	(116,015,104)	(13,947,483)	(2,579,438)	(20,843,514)	(45,008,932)

9	2,348	76,827	55,513	9,664	117,708
455	513	1,536	8,673	4,837	18,879
—	—	(3,626)	(6,067)	(209,728)	(14,718)
464	2,861	74,737	58,119	(195,227)	121,869

—	13,151,563	353,093	57,985,597	12,911,413	22,632,332
39	33,160,969	872,270	23,767,086	18,960,051	24,985,390
(238,569,079)	(43,024,039)	(121,976,278)	(22,388,060)	(24,850,519)	(44,663,440)
(238,569,040)	3,288,493	(120,750,915)	59,364,623	7,020,945	2,954,282
$(333,893,148)	$(116,439,231)	$(134,931,539)	$56,614,739	$(27,066,822)	$(80,171,646)

15,511	42,603	13,972	9,619	476,124	2,122,752
113,825	213,849	3,875	70,278	667,152	1,019,586
(140,771)	(444,018)	(37,839)	(93,083)	(1,537,527)	(2,761,560)
(11,435)	(187,566)	(19,992)	(13,186)	(394,251)	380,778

3,972	6,192	323	123	145,385	365,472
17,217	33,914	78	1,500	257,473	618,729
(38,263)	(78,751)	(1,576)	(946)	(732,897)	(3,374,253)
(17,074)	(38,645)	(1,175)	677	(330,039)	(2,390,052)

355,200	3,972,320	28,568	206,914	1,414,112	2,632,339
241,018	1,790,222	9,919	270,694	394,967	674,880
(6,606,936)	(13,022,482)	(1,252,860)	(626,557)	(2,800,022)	(5,146,852)
(6,010,718)	(7,259,940)	(1,214,373)	(148,949)	(990,943)	(1,839,633)

1	153	5,386	3,815	403	4,875
30	34	99	622	194	841
—	—	(330)	(430)	(8,054)	(620)
31	187	5,155	4,007	(7,457)	5,096

—	787,365	20,378	4,022,893	496,653	897,401
3	2,109,457	55,488	1,674,722	721,782	1,064,068
(15,047,277)	(2,556,762)	(8,536,064)	(1,492,555)	(1,053,588)	(1,771,703)
(15,047,274)	340,060	(8,460,198)	4,205,060	164,847	189,766
(21,086,470)	(7,145,904)	(9,690,583)	4,047,609	(1,557,843)	(3,654,045)
95

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Equity Income Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$36,400,530	$55,127,466
Distributions reinvested	15,739,556	26,666,056
Value of shares redeemed	(41,437,878)	(58,116,549)
Change in net assets from Class A Share transactions	10,702,208	23,676,973
Class C Shares:
Proceeds from shares issued	7,960,992	13,893,581
Distributions reinvested	6,779,100	15,208,917
Value of shares redeemed	(24,139,520)	(73,739,039)
Change in net assets from Class C Share transactions	(9,399,428)	(44,636,541)
Institutional Shares:
Proceeds from shares issued	466,804,635	277,543,621
Distributions reinvested	43,164,920	59,774,878
Value of shares redeemed	(353,877,837)	(173,731,332)
Change in net assets from Institutional Share transactions	156,091,718	163,587,167
Class R Shares:
Proceeds from shares issued	81,618	743,404
Distributions reinvested	116,637	248,332
Value of shares redeemed	(1,240,348)	(709,460)
Change in net assets from Class R Share transactions	(1,042,093)	282,276
Class R6 Shares:
Proceeds from shares issued	66,817,741	31,522,334
Distributions reinvested	17,568,214	29,401,719
Value of shares redeemed	(63,455,240)	(32,044,328)
Change in net assets from Class R6 Share transactions	20,930,715	28,879,725
Change in net assets from capital transactions	$177,283,120	$171,789,600
Share Transactions:
Class A Shares:
Issued	1,777,465	2,746,680
Reinvested	769,713	1,367,419
Redeemed	(2,142,662)	(2,883,769)
Change in Class A Shares	404,516	1,230,330
Class C Shares:
Issued	384,788	701,973
Reinvested	333,131	792,747
Redeemed	(1,226,709)	(3,702,614)
Change in Class C Shares	(508,790)	(2,207,894)
Institutional Shares:
Issued	22,525,520	13,723,097
Reinvested	2,103,817	3,051,663
Redeemed	(19,213,569)	(8,576,271)
Change in Institutional Shares	5,415,768	8,198,489
Class R Shares:
Issued	3,955	37,398
Reinvested	5,682	12,867
Redeemed	(59,926)	(35,480)
Change in Class R Shares	(50,289)	14,785
Class R6 Shares:
Issued	3,106,328	1,562,417
Reinvested	858,883	1,500,794
Redeemed	(3,493,267)	(1,563,071)
Change in Class R6 Shares	471,944	1,500,140
Change in Shares	5,733,149	8,735,850

See accompanying Notes to the Financial Statements.

96

Sterling Capital Behavioral International Equity Fund		Sterling Capital SMID Opportunities Fund		Sterling Capital Stratton Mid Cap Value Fund
For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019

$38,989	$123,265	$1,571,050	$366,941	$40,805	$21,905
15,210	45,511	158,917	—	3,929	8,075
(44,317)	(345,274)	(59,253)	(309,895)	(2,801)	(5,899)
9,882	(176,498)	1,670,714	57,046	41,933	24,081

-	14,205	217,946	84,270	—	—
987	4,299	58,816	—	34	103
(12,961)	(5,850)	(88,601)	(423,647)	—	—
(11,974)	12,654	188,161	(339,377)	34	103

583,101	1,837,673	1,926,724	690,359	369,675	725,039
23,254	710,669	253,402	—	1,862,796	4,783,434
(1,452,171)	(2,231,436)	(1,020,107)	(524,945)	(3,716,254)	(5,834,744)
(845,816)	316,906	1,160,019	165,414	(1,483,783)	(326,271)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

-	20,005,843	—	—	—	—
2,512,098	4,081,173	—	—	—	—
-	—	—	—	—	—
2,512,098	24,087,016	—	—	—	—
$1,664,190	$24,240,078	$3,018,894	$(116,917)	$(1,441,816)	$(302,087)

3,942	13,137	115,076	29,734	639	372
1,530	4,942	11,940	—	59	144
(4,636)	(35,540)	(5,431)	(26,444)	(65)	(97)
836	(17,461)	121,585	3,290	633	419

-	1,381	16,771	7,505	—	—
100	470	4,510	—	1	2
(1,318)	(616)	(7,776)	(36,049)	—	—
(1,218)	1,235	13,505	(28,544)	1	2

63,817	197,397	147,089	60,406	5,869	12,066
2,342	75,256	18,925	—	28,066	84,617
(144,735)	(232,741)	(122,751)	(47,246)	(62,450)	(98,396)
(78,576)	39,912	43,263	13,160	(28,515)	(1,713)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	2,190,581	—	—	—	—
252,980	444,173	—	—	—	—
—	—	—	—	—	—
252,980	2,634,754	—	—	—	—
174,022	2,658,440	178,353	(12,094)	(27,881)	(1,292)
97

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Stratton Real Estate Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,473,117	$402,433
Distributions reinvested	48,931	25,560
Value of shares redeemed	(297,740)	(100,521)
Change in net assets from Class A Share transactions	1,224,308	327,472
Class C Shares:
Proceeds from shares issued	12,001	80,202
Distributions reinvested	9,188	6,292
Value of shares redeemed	(2,040)	(1,561)
Change in net assets from Class C Share transactions	19,149	84,933
Institutional Shares:
Proceeds from shares issued	6,928,248	17,505,972
Distributions reinvested	4,267,417	4,554,669
Value of shares redeemed	(10,292,745)	(20,357,207)
Change in net assets from Institutional Share transactions	902,920	1,703,434
Class R6 Shares:
Proceeds from shares issued	500	—
Distributions reinvested	4	—
Change in net assets from Class R6 Share transactions	504	—
Change in net assets from capital transactions	$2,146,881	$2,115,839
Share Transactions:
Class A Shares:
Issued	36,530	10,283
Reinvested	1,317	682
Redeemed	(8,059)	(2,618)
Change in Class A Shares	29,788	8,347
Class C Shares:
Issued	284	2,115
Reinvested	240	170
Redeemed	(53)	(41)
Change in Class C Shares	471	2,244
Institutional Shares:
Issued	172,369	451,964
Reinvested	110,976	121,837
Redeemed	(267,850)	(524,867)
Change in Institutional Shares	15,495	48,934
Class R6 Shares:
Issued	12	—
Change in Class R6 Shares	12	—
Change in Shares	45,766	59,525

See accompanying Notes to the Financial Statements.

98

Sterling Capital Stratton Small Cap Value Fund		Sterling Capital Ultra Short Bond Fund
For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019

$349,054	$1,407,442	$361,240	$875,745
174,082	130,424	21,306	68,193
(429,490)	(678,947)	(187,864)	(3,815,644)
93,646	858,919	194,682	(2,871,706)

109,136	168,061	—	—
23,281	7,554	—	—
(52,789)	(2,000)	—	—
79,628	173,615	—	—

76,817,561	129,863,570	9,049,042	21,239,320
45,739,757	59,385,321	152,143	679,867
(168,665,391)	(365,271,115)	(3,509,239)	(28,706,933)
(46,108,073)	(176,022,224)	5,691,946	(6,787,746)

500	—	—	—
—	—	—	—
500	—	—	—
$(45,934,299)	$(174,989,690)	$5,886,628	$(9,659,452)

4,486	18,224	37,218	89,884
2,260	1,791	2,184	6,986
(5,517)	(8,785)	(19,279)	(390,630)
1,229	11,230	20,123	(293,760)

1,399	2,303	—	—
312	106	—	—
(1,070)	(25)	—	—
641	2,384	—	—

1,166,064	1,700,927	924,016	2,182,523
590,269	813,078	15,571	69,593
(2,618,462)	(4,821,192)	(360,428)	(2,933,540)
(862,129)	(2,307,187)	579,159	(681,424)

7	—	—	—
7	—	—	—
(860,252)	(2,293,573)	599,282	(975,184)
99

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Short Duration Bond Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$264,487	$132,602
Distributions reinvested	31,884	91,963
Value of shares redeemed	(502,479)	(1,475,687)
Change in net assets from Class A Share transactions	(206,108)	(1,251,122)
Class C Shares:
Proceeds from shares issued	113,299	122,296
Distributions reinvested	7,765	19,926
Value of shares redeemed	(271,539)	(197,504)
Change in net assets from Class C Share transactions	(150,475)	(55,282)
Institutional Shares:
Proceeds from shares issued	17,125,531	76,584,610
Distributions reinvested	1,752,346	3,897,901
Value of shares redeemed	(22,250,272)	(38,070,521)
Change in net assets from Institutional Share transactions	(3,372,395)	42,411,990
Class R Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Value of shares redeemed	—	—
Change in net assets from Class R Share transactions	—	—
Class R6 Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Value of shares redeemed	—	—
Change in net assets from Class R6 Share transactions	—	—
Change in net assets from capital transactions	$(3,728,978)	$41,105,586
Share Transactions:
Class A Shares:
Issued	30,625	15,539
Reinvested	3,690	10,734
Redeemed	(58,102)	(172,452)
Change in Class A Shares	(23,787)	(146,179)
Class C Shares:
Issued	13,113	14,418
Reinvested	899	2,326
Redeemed	(31,464)	(23,125)
Change in Class C Shares	(17,452)	(6,381)
Institutional Shares:
Issued	1,986,696	8,975,919
Reinvested	202,829	454,557
Redeemed	(2,594,249)	(4,440,972)
Change in Institutional Shares	(404,724)	4,989,504
Class R Shares:
Issued	—	—
Reinvested	—	—
Redeemed	—	—
Change in Class R Shares	—	—
Class R6 Shares:
Issued	—	—
Reinvested	—	—
Redeemed	—	—
Change in Class R6 Shares	—	—
Change in Shares	(445,963)	4,836,944

See accompanying Notes to the Financial Statements.

100

Sterling Capital Intermediate U.S. Government Fund		Sterling Capital Total Return Bond Fund		Sterling Capital Corporate Fund
For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019

$335,387	$100,741	$3,855,618	$10,027,413	$56,181	$62,259
41,405	94,743	709,771	1,697,366	6,381	13,850
(176,555)	(1,199,621)	(5,691,285)	(28,820,527)	(156,400)	(44,374)
200,237	(1,004,137)	(1,125,896)	(17,095,748)	(93,838)	31,735

65,447	3,772	1,015,257	2,597,620	—	—
3,036	7,680	68,520	145,756	29	69
(70,624)	(141,933)	(1,374,150)	(2,446,047)	—	(39,205)
(2,141)	(130,481)	(290,373)	297,329	29	(39,136)

695,646	2,174,624	209,592,266	377,140,069	1,189,147	3,831,591
21,271	57,117	9,100,293	15,017,587	308,009	787,886
(2,341,385)	(9,680,744)	(161,311,084)	(248,196,183)	(4,001,888)	(13,977,248)
(1,624,468)	(7,449,003)	57,381,475	143,961,473	(2,504,732)	(9,357,771)

—	—	21,962	—	—	—
—	—	373	829	—	—
—	—	—	(8,975)	—	—
—	—	22,335	(8,146)	—	—

—	—	103,545,086	78,280,930	—	—
—	—	5,874,425	10,121,716	—	—
—	—	(41,674,464)	(40,207,094)	—	—
—	—	67,745,047	48,195,552	—	—
$(1,426,372)	$(8,583,621)	$123,732,588	$175,350,460	$(2,598,541)	$(9,365,172)

33,515	10,380	354,244	949,954	5,389	6,118
4,153	9,748	64,978	162,462	616	1,380
(17,772)	(122,964)	(521,487)	(2,778,531)	(15,238)	(4,324)
19,896	(102,836)	(102,265)	(1,666,115)	(9,233)	3,174

6,568	391	92,746	247,292	—	—
305	791	6,265	13,896	3	7
(7,121)	(14,594)	(126,408)	(233,935)	—	(4,021)
(248)	(13,412)	(27,397)	27,253	3	(4,014)

70,160	224,428	19,258,452	35,941,744	114,010	383,753
2,131	5,876	832,625	1,430,579	29,742	78,805
(235,424)	(1,009,532)	(14,919,419)	(23,901,584)	(387,429)	(1,420,672)
(163,133)	(779,228)	5,171,658	13,470,739	(243,677)	(958,114)

—	—	2,116	—	—	—
—	—	34	80	—	—
—	—	-	(881)	—	—
—	—	2,150	(801)	—	—

—	—	9,484,062	7,416,251	—	—
—	—	537,389	964,467	—	—
—	—	(3,868,920)	(3,840,531)	—	—
—	—	6,152,531	4,540,187	—	—
(143,485)	(895,476)	11,196,677	16,371,263	(252,907)	(958,954)
101

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Quality Income Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$—	$—
Distributions reinvested	257	543
Value of shares redeemed	—	(9)
Change in net assets from Class A Share transactions	257	534
Class C Shares:
Proceeds from shares issued	—	—
Distributions reinvested	174	701
Value of shares redeemed	(31,480)	(639)
Change in net assets from Class C Share transactions	(31,306)	62
Institutional Shares:
Proceeds from shares issued	1,408,234	1,743,197
Distributions reinvested	491,917	1,062,163
Value of shares redeemed	(1,488,534)	(5,278,190)
Change in net assets from Institutional Share transactions	411,617	(2,472,830)
Change in net assets from capital transactions	$380,568	$(2,472,234)
Share Transactions:
Class A Shares:
Issued	-	—
Reinvested	25	55
Redeemed	-	(1)
Change in Class A Shares	25	54
Class C Shares:
Issued	-	—
Reinvested	17	72
Redeemed	(3,131)	(65)
Change in Class C Shares	(3,114)	7
Institutional Shares:
Issued	139,703	174,842
Reinvested	48,646	107,799
Redeemed	(147,584)	(539,555)
Change in Institutional Shares	40,765	(256,914)
Change in Shares	37,676	(256,853)

See accompanying Notes to the Financial Statements.

102

Sterling Capital Kentucky Intermediate Tax-Free Fund		Sterling Capital Maryland Intermediate Tax-Free Fund		Sterling Capital North Carolina Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019

$58,410	$486,125	$21,912	$37,386	$981,201	$3,836,676
34,313	75,439	41,958	101,927	309,550	687,412
(366,986)	(708,577)	(452,174)	(1,307,983)	(3,683,276)	(4,498,190)
(274,263)	(147,013)	(388,304)	(1,168,670)	(2,392,525)	25,898

—	—	104,879	20,750	154,320	202,741
12	31	5,307	13,595	15,984	40,518
—	—	(134,744)	(114,271)	(191,345)	(853,777)
12	31	(24,558)	(79,926)	(21,041)	(610,518)

1,536,801	569,087	406,932	877,547	6,981,542	28,191,390
7,743	16,476	26,281	67,911	509,386	1,018,133
(685,321)	(1,556,007)	(1,658,865)	(4,544,466)	(20,383,088)	(28,633,333)
859,223	(970,444)	(1,225,652)	(3,599,008)	(12,892,160)	576,190
$584,972	$(1,117,426)	$(1,638,514)	$(4,847,604)	$(15,305,726)	$(8,430)

5,650	47,623	1,988	3,439	90,338	360,881
3,315	7,490	3,835	9,561	28,268	64,342
(35,335)	(71,671)	(41,429)	(122,794)	(350,417)	(420,823)
(26,370)	(16,558)	(35,606)	(109,794)	(231,811)	4,400

—	—	9,511	1,950	13,948	19,020
1	3	485	1,278	1,461	3,800
—	—	(12,464)	(10,654)	(17,797)	(81,063)
1	3	(2,468)	(7,426)	(2,388)	(58,243)

149,313	57,224	37,158	81,375	638,510	2,626,439
749	1,637	2,397	6,361	46,518	95,238
(66,076)	(155,416)	(151,839)	(424,138)	(1,933,674)	(2,712,318)
83,986	(96,555)	(112,284)	(336,402)	(1,248,646)	9,359
57,617	(113,110)	(150,358)	(453,622)	(1,482,845)	(44,484)
103

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital South Carolina Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$937,674	$382,162
Distributions reinvested	110,426	238,267
Value of shares redeemed	(1,168,661)	(2,603,553)
Change in net assets from Class A Share transactions	(120,561)	(1,983,124)
Class C Shares:
Proceeds from shares issued	13,359	79,002
Distributions reinvested	5,100	10,990
Value of shares redeemed	(43,124)	(147,972)
Change in net assets from Class C Share transactions	(24,665)	(57,980)
Institutional Shares:
Proceeds from shares issued	6,908,878	12,432,193
Distributions reinvested	171,205	311,034
Value of shares redeemed	(5,452,122)	(12,388,326)
Change in net assets from Institutional Share transactions	1,627,961	354,901
Change in net assets from capital transactions	$1,482,735	$(1,686,203)
Share Transactions:
Class A Shares:
Issued	82,500	35,168
Reinvested	9,753	21,560
Redeemed	(103,450)	(237,374)
Change in Class A Shares	(11,197)	(180,646)
Class C Shares:
Issued	1,185	7,134
Reinvested	451	994
Redeemed	(3,838)	(13,459)
Change in Class C Shares	(2,202)	(5,331)
Institutional Shares:
Issued	615,969	1,133,723
Reinvested	15,222	28,322
Redeemed	(489,169)	(1,136,914)
Change in Institutional Shares	142,022	25,131
Change in Shares	128,623	(160,846)

See accompanying Notes to the Financial Statements.

104

Sterling Capital Virginia Intermediate Tax-Free Fund		Sterling Capital West Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019

$111,579	$330,984	$6,314,402	$2,471,962
132,535	303,035	261,647	451,194
(972,228)	(4,580,565)	(1,277,227)	(5,229,839)
(728,114)	(3,946,546)	5,298,822	(2,306,683)

73	5,161	—	199,557
4,086	9,346	2,348	10,210
(3,251)	(76,755)	(140)	(627,510)
908	(62,248)	2,208	(417,743)

2,329,496	7,716,491	5,520,090	9,176,083
86,572	181,453	62,783	115,667
(2,921,770)	(12,900,406)	(3,050,089)	(12,912,998)
(505,702)	(5,002,462)	2,532,784	(3,621,248)
$(1,232,908)	$(9,011,256)	$7,833,814	$(6,345,674)

9,170	28,227	626,096	247,431
11,024	25,903	25,753	45,459
(81,678)	(396,731)	(126,568)	(533,392)
(61,484)	(342,601)	525,281	(240,502)

6	437	—	19,844
340	799	231	1,032
(272)	(6,628)	(14)	(62,409)
74	(5,392)	217	(41,533)

193,903	660,524	541,702	918,268
7,203	15,497	6,177	11,662
(246,228)	(1,111,688)	(300,568)	(1,316,333)
(45,122)	(435,667)	247,311	(386,403)
(106,532)	(783,660)	772,809	(668,438)
105

Sterling Capital Funds

Statements of Changes in Net Assets

	Sterling Capital Diversified Income Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$276,500	$389,953
Distributions reinvested	243,440	550,891
Value of shares redeemed	(1,883,121)	(2,331,497)
Change in net assets from Class A Share transactions	(1,363,181)	(1,390,653)
Class C Shares:
Proceeds from shares issued	7,208	416
Distributions reinvested	13,481	35,414
Value of shares redeemed	(116,343)	(374,439)
Change in net assets from Class C Share transactions	(95,654)	(338,609)
Institutional Shares:
Proceeds from shares issued	956,376	3,888,968
Distributions reinvested	134,857	277,718
Value of shares redeemed	(496,159)	(1,935,619)
Change in net assets from Institutional Share transactions	595,074	2,231,067
Change in net assets from capital transactions	$(863,761)	$501,805
Share Transactions:
Class A Shares:
Issued	32,540	37,763
Reinvested	24,770	53,728
Redeemed	(192,729)	(225,790)
Change in Class A Shares	(135,419)	(134,299)
Class C Shares:
Issued	708	41
Reinvested	1,383	3,487
Redeemed	(11,527)	(36,602)
Change in Class C Shares	(9,436)	(33,074)
Institutional Shares:
Issued	91,807	369,829
Reinvested	13,545	26,739
Redeemed	(56,510)	(185,095)
Change in Institutional Shares	48,842	211,473
Change in Shares	(96,013)	44,100

See accompanying Notes to the Financial Statements.

106

Sterling Capital Strategic Allocation Balanced Fund		Sterling Capital Strategic Allocation Growth Fund
For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019

$180,892	$649,698	$149,522	$398,273
1,181,148	572,661	1,042,991	401,982
(2,381,417)	(4,773,194)	(1,382,854)	(2,428,833)
(1,019,377)	(3,550,835)	(190,341)	(1,628,578)

8,588	4,500	16,542	19,434
17,975	7,432	18,375	5,049
(85,707)	(178,051)	(28,394)	(93,678)
(59,144)	(166,119)	6,523	(69,195)

—	160,939	10,187	36,945
16,119	5,227	30,799	15,673
(61,769)	(55,491)	(571,197)	(90,820)
(45,650)	110,675	(530,211)	(38,202)
$(1,124,171)	$(3,606,279)	$(714,029)	$(1,735,975)

15,151	56,037	12,605	34,197
98,883	50,445	86,568	35,868
(204,281)	(404,802)	(120,933)	(206,022)
(90,247)	(298,320)	(21,760)	(135,957)

717	394	1,458	1,721
1,526	680	1,586	478
(7,207)	(15,416)	(2,433)	(8,249)
(4,964)	(14,342)	611	(6,050)

—	13,119	864	3,127
1,339	454	2,548	1,389
(6,196)	(4,672)	(46,592)	(7,676)
(4,857)	8,901	(43,180)	(3,160)
(100,068)	(303,761)	(64,329)	(145,167)
107

Sterling Capital Funds

Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2020 (Unaudited)	$19.49	0.17	(4.39)	(4.22)	(0.16)	(0.58)	(0.74)
Year Ended September 30, 2019	$22.30	0.39	(1.07)	(0.68)	(0.38)	(1.75)	(2.13)
Year Ended September 30, 2018	$20.71	0.31	1.91	2.22	(0.44)	(0.19)	(0.63)
Year Ended September 30, 2017	$17.68	0.36	2.97	3.33	(0.30)	—	(0.30)
Year Ended September 30, 2016	$16.53	0.27	1.15	1.42	(0.27)	—	(0.27)
Year Ended September 30, 2015	$17.24	0.22	(0.69)	(0.47)	(0.24)	—	(0.24)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2020 (Unaudited)	$16.10	0.02	(4.07)	(4.05)	(0.20)	(1.13)	(1.33)
Year Ended September 30, 2019	$19.08	0.05	(0.77)	(0.72)	—	(2.26)	(2.26)
Year Ended September 30, 2018	$18.72	(0.03)	1.23	1.20	—	(0.84)	(0.84)
Year Ended September 30, 2017	$16.71	(0.02)	2.56	2.54	—	(0.53)	(0.53)
Year Ended September 30, 2016	$17.97	0.02	2.06	2.08	—	(3.34)	(3.34)
Year Ended September 30, 2015	$19.33	0.06	(0.14)	(0.08)	(0.11)	(1.17)	(1.28)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2020 (Unaudited)	$14.54	0.02	(4.88)	(4.86)	(0.14)	—	(0.14)
Year Ended September 30, 2019	$18.65	0.17	(2.07)	(1.90)	(0.23)	(1.98)	(2.21)
Year Ended September 30, 2018	$18.39	0.17	0.86	1.03	(0.12)	(0.65)	(0.77)
Year Ended September 30, 2017	$15.19	0.12	3.17	3.29	(0.09)	—	(0.09)
Year Ended September 30, 2016	$14.04	0.18	1.15	1.33	(0.17)	(0.01)	(0.18)
Year Ended September 30, 2015	$14.34	0.18	0.16	0.34	(0.20)	(0.44)	(0.64)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2020 (Unaudited)	$24.63	0.01	(4.92)	(4.91)	—	(1.33)	(1.33)
Year Ended September 30, 2019	$26.37	0.02	0.10	0.12	—	(1.86)	(1.86)
Year Ended September 30, 2018	$24.51	0.01	3.93	3.94	(0.14)	(1.94)	(2.08)
Year Ended September 30, 2017	$21.53	0.02	3.37	3.39	—	(0.41)	(0.41)
Year Ended September 30, 2016	$22.96	—	1.88	1.88	—	(3.31)	(3.31)
Year Ended September 30, 2015	$23.33	(0.06)	0.89	0.83	—	(1.20)	(1.20)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2020 (Unaudited)	$21.27	0.19	(4.37)	(4.18)	(0.20)	(0.84)	(1.04)
Year Ended September 30, 2019	$21.55	0.39	1.23	1.62	(0.38)	(1.52)	(1.90)
Year Ended September 30, 2018	$20.84	0.34	2.66	3.00	(0.34)	(1.95)	(2.29)
Year Ended September 30, 2017	$18.30	0.34	2.59	2.93	(0.37)	(0.02)	(0.39)
Year Ended September 30, 2016	$17.35	0.31	2.05	2.36	(0.31)	(1.10)	(1.41)
Year Ended September 30, 2015	$18.94	0.31	(1.06)	(0.75)	(0.33)	(0.51)	(0.84)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying Notes to the Financial Statements.

108

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$14.53	(22.56)%	$22,117	0.89%	1.77%	0.89%	71.10%
$19.49	(2.34)%	$28,548	0.89%	2.04%	0.89%	142.59%
$22.30	10.87%	$33,126	0.87%	1.44%	0.87%	127.89%
$20.71	18.94%	$33,358	0.89%	1.87%	0.89%	144.85%
$17.68	8.66%	$30,159	1.01%	1.58%	1.15%	145.53%
$16.53	(2.81)%	$31,079	1.06%	1.25%	1.16%	135.05%

$10.72	(27.79)%	$15,203	1.17%	0.19%	1.34%	9.96%
$16.10	(2.80)%	$23,013	1.18%	0.29%	1.18%	26.62%
$19.08	6.54%	$30,857	1.17%	(0.16)%	1.17%	34.62%
$18.72	15.42%	$33,503	1.15%	(0.09)%	1.15%	24.83%
$16.71	13.07%	$31,625	1.18%	0.15%	1.18%	25.45%
$17.97	(0.69)%	$34,792	1.19%	0.29%	1.19%	30.61%

$9.54	(33.73)%	$4,142	1.04%	0.31%	1.09%	51.18%
$14.54	(9.57)%	$6,599	1.05%	1.17%	1.05%	124.82%
$18.65	5.69%	$8,711	1.03%	0.91%	1.03%	89.85%
$18.39	21.65%	$9,281	1.05%	0.72%	1.10%	109.05%
$15.19	9.52%	$8,714	1.13%	1.29%	1.21%	120.42%
$14.04	2.20%	$13,261	1.25%	1.18%	1.25%	101.99%

$18.39	(21.32)%	$233,171	1.10%	0.05%	1.10%	8.93%
$24.63	1.21%	$322,003	1.11%	0.06%	1.11%	17.31%
$26.37	17.16%	$334,687	1.11%	0.05%	1.11%	22.78%
$24.51	15.97%	$343,873	1.12%	0.07%	1.12%	18.92%
$21.53	8.57%	$351,467	1.17%	0.02%	1.22%	27.32%
$22.96	3.75%	$264,294	1.22%	(0.25)%	1.22%	26.98%

$16.05	(20.66)%	$261,833	1.01%	1.87%	1.01%	19.19%
$21.27	8.48%	$338,293	1.02%	1.92%	1.02%	23.20%
$21.55	15.28%	$316,245	1.02%	1.66%	1.02%	19.49%
$20.84	16.19%	$348,427	1.03%	1.78%	1.03%	16.93%
$18.30	14.50%	$467,470	1.21%	1.78%	1.21%	20.64%
$17.35	(4.16)%	$478,393	1.21%	1.66%	1.21%	27.53%

109

Sterling Capital Funds

Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2020 (Unaudited)	$9.48	0.09	(2.28)	(2.19)	(0.28)	—	(0.28)
Year Ended September 30, 2019	$11.17	0.31	(1.31)	(1.00)	(0.29)	(0.40)	(0.69)
Year Ended September 30, 2018	$11.75	0.37	(0.52)	(0.15)	(0.32)	(0.11)	(0.43)
Year Ended September 30, 2017	$9.68	0.25	1.96	2.21	(0.14)	—	(0.14)
Year Ended September 30, 2016	$9.22	0.21	0.46	0.67	(0.21)	—	(0.21)
November 28, 2014 to September 30, 2015(d)	$10.00	0.18	(0.94)	(0.76)	(0.02)	—	(0.02)
Sterling Capital SMID Opportunities Fund
Six Months Ended March 31, 2020 (Unaudited)	$13.24	—	(2.83)	(2.83)	—	(0.63)	(0.63)
Year Ended September 30, 2019	$12.44	(0.02)	0.82	0.80	—	—	—
Year Ended September 30, 2018	$11.75	(0.05)	0.98	0.93	(0.06)	(0.18)	(0.24)
October 3, 2016 to September 30, 2017(d)	$10.00	— (e)	1.76	1.76	(0.01)	—	(0.01)
Sterling Capital Stratton Mid Cap Value Fund
Six Months Ended March 31, 2020 (Unaudited)	$64.04	0.10	(14.64)	(14.54)	(0.46)	(1.51)	(1.97)
Year Ended September 30, 2019	$68.74	0.30	0.17	0.47	(0.15)	(5.02)	(5.17)
Year Ended September 30, 2018	$66.23	0.10	4.85	4.95	(0.15)	(2.29)	(2.44)
Year Ended September 30, 2017	$55.87	0.02	10.65	10.67	(0.04)	(0.27)	(0.31)
Period Ended September 30, 2016	$52.55	(0.02)	3.34	3.32	—	—	—
November 16, 2015 to December 31, 2015(d)	$53.97	0.05	0.44	0.49	(0.13)	(1.78)	(1.91)
Sterling Capital Stratton Real Estate Fund
Six Months Ended March 31, 2020 (Unaudited)	$42.28	(0.03)	(8.39)	(8.42)	(0.36)	(1.52)	(1.88)
Year Ended September 30, 2019	$37.57	0.75	5.98	6.73	(0.78)	(1.24)	(2.02)
Year Ended September 30, 2018	$37.04	0.74	1.50	2.24	(0.49)	(1.22)	(1.71)
Year Ended September 30, 2017	$39.67	0.75	(0.54)	0.21	(1.09)	(1.75)	(2.84)
Period Ended September 30, 2016	$36.00	0.57	3.58	4.15	(0.48)	—	(0.48)
November 16, 2015 to December 31, 2015(d)	$34.90	0.15	1.42	1.57	—	(0.47)	(0.47)
Sterling Capital Stratton Small Cap Value Fund
Six Months Ended March 31, 2020 (Unaudited)	$78.00	0.07	(19.54)	(19.47)	(0.29)	(4.93)	(5.22)
Year Ended September 30, 2019	$88.73	0.32	(5.00)	(4.68)	(0.15)	(5.90)	(6.05)
Year Ended September 30, 2018	$89.91	0.12	6.49	6.61	(0.10)	(7.69)	(7.79)
Year Ended September 30, 2017	$78.34	— (e)	15.72	15.72	(0.05)	(4.10)	(4.15)
Period Ended September 30, 2016	$69.90	(0.02)	8.46	8.44	—	—	—
November 16, 2015 to December 31, 2015(d)	$71.71	0.05	(0.81)	(0.76)	(0.05)	(1.00)	(1.05)
Sterling Capital Ultra Short Bond Fund
Six Months Ended March 31, 2020 (Unaudited)	$9.78	0.10	(0.18)	(0.08)	(0.10)	—	(0.10)
Year Ended September 30, 2019	$9.75	0.23	0.03	0.26	(0.23)	—	(0.23)
Year Ended September 30, 2018	$9.79	0.14	(0.02)	0.12	(0.16)	—	(0.16)
Year Ended September 30, 2017	$9.82	0.07	0.03	0.10	(0.13)	—	(0.13)
Year Ended September 30, 2016	$9.87	0.07	0.03	0.10	(0.15)	—	(0.15)
Year Ended September 30, 2015	$9.94	0.04	(0.02)	0.02	(0.09)	—	(0.09)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Period from commencement of operations.
(e)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

110

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$7.01	(24.01)%	$403	0.90%	1.86%	1.10%	52.21%
$9.48	(8.72)%	$537	0.94%	3.16%	1.14%	97.74%
$11.17	(1.47)%	$828	0.90%	3.17%	1.10%	96.65%
$11.75	23.19%	$510	0.93%	2.38%	1.19%	91.65%
$9.68	7.24%	$354	1.05%	2.26%	1.36%	125.35%
$9.22	(7.57)%	$531	1.28%	2.16%	1.44%	133.50%

$9.78	(22.66)%	$3,478	1.04%	0.03%	1.36%	32.66%
$13.24	6.43%	$3,097	1.04%	(0.18)%	1.45%	45.11%
$12.44	8.07%	$2,870	1.04%	(0.39)%	1.29%	45.64%
$11.75	17.59%	$4,038	1.04%	(0.03)%	1.66%	37.97%

$47.53	(23.55)%	$124	1.17%	0.31%	1.19%	4.79%
$64.04	1.72%	$126	1.20%	0.50%	1.20%	6.75%
$68.74	7.54%	$107	1.20%	0.15%	1.20%	14.47%
$66.23	19.16%	$108	1.16%	0.03%	1.16%	12.19%
$55.87	6.32%	$19	1.20%	(0.04)%	1.22%	11.16%
$52.55	1.00%	$1	0.91%	0.72%	0.91%	19.28%

$31.98	(20.63)%	$1,558	1.07%	(0.14)%	1.07%	8.82%
$42.28	18.76%	$800	1.07%	1.92%	1.07%	14.56%
$37.57	6.17%	$398	1.07%	2.04%	1.07%	8.34%
$37.04	0.90%	$302	1.04%	2.03%	1.05%	13.52%
$39.67	11.50%	$115	1.08%	1.93%	1.11%	18.43%
$36.00	4.54%	$1	0.86%	3.30%	0.86%	15.47%

$53.31	(27.00)%	$1,962	1.27%	0.19%	1.33%	6.21%
$78.00	(4.79)%	$2,775	1.28%	0.42%	1.33%	8.60%
$88.73	7.71%	$2,160	1.28%	0.14%	1.32%	15.51%
$89.91	20.43%	$529	1.31%	0.01%	1.31%	7.04%
$78.34	12.07%	$87	1.33%	(0.04)%	1.33%	3.42%
$69.90	(1.03)%	$1	1.33%	0.58%	1.33%	6.33%

$9.60	(0.83)%	$2,371	0.67%	2.07%	0.86%	19.48%
$9.78	2.70%	$2,219	0.68%	2.39%	0.79%	103.69%
$9.75	1.20%	$5,074	0.66%	1.39%	0.76%	74.56%
$9.79	1.00%	$4,663	0.68%	0.71%	0.78%	59.57%
$9.82	0.99%	$6,250	0.71%	0.72%	0.80%	43.02%
$9.87	0.25%	$8,295	0.78%	0.43%	0.80%	66.19%
111

Sterling Capital Funds

Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital		Total Distributions
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2020 (Unaudited)	$8.65	0.09	(0.16)	(0.07)	(0.10)	—	—		(0.10)
Year Ended September 30, 2019	$8.52	0.21	0.15	0.36	(0.23)	—	—		(0.23)
Year Ended September 30, 2018	$8.69	0.16	(0.11)	0.05	(0.22)	—	—		(0.22)
Year Ended September 30, 2017	$8.81	0.10	(0.01)	0.09	(0.21)	—	—		(0.21)
Year Ended September 30, 2016	$8.86	0.10	0.07	0.17	(0.22)	—	—		(0.22)
Year Ended September 30, 2015	$9.07	0.10	(0.05)	0.05	(0.26)	—	—		(0.26)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2020 (Unaudited)	$9.92	0.09	0.24	0.33	(0.12)	—	—		(0.12)
Year Ended September 30, 2019	$9.48	0.21	0.47	0.68	(0.24)	—	—		(0.24)
Year Ended September 30, 2018	$9.91	0.17	(0.34)	(0.17)	(0.26)	—	—		(0.26)
Year Ended September 30, 2017	$10.24	0.15	(0.27)	(0.12)	(0.21)	—	—		(0.21)
Year Ended September 30, 2016	$10.18	0.13	0.11	0.24	(0.18)	—	—		(0.18)
Year Ended September 30, 2015	$10.19	0.13	0.05	0.18	(0.19)	—	—		(0.19)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2020 (Unaudited)	$10.88	0.13	(0.05)	0.08	(0.15)	— (d)	—		(0.15)
Year Ended September 30, 2019	$10.20	0.30	0.69	0.99	(0.31)	—	—		(0.31)
Year Ended September 30, 2018	$10.59	0.27	(0.36)	(0.09)	(0.30)	—	—		(0.30)
Year Ended September 30, 2017	$10.81	0.23	(0.15)	0.08	(0.30)	—	—		(0.30)
Year Ended September 30, 2016	$10.53	0.26	0.34	0.60	(0.32)	—	—		(0.32)
Year Ended September 30, 2015	$10.66	0.28	(0.06)	0.22	(0.35)	—	—		(0.35)
Sterling Capital Corporate Fund
Six Months Ended March 31, 2020 (Unaudited)	$10.38	0.13	(0.61)	(0.48)	(0.13)	—	—		(0.13)
Year Ended September 30, 2019	$9.81	0.30	0.57	0.87	(0.30)	—	—		(0.30)
Year Ended September 30, 2018	$10.25	0.29	(0.37)	(0.08)	(0.29)	(0.07)	—		(0.36)
Year Ended September 30, 2017	$10.37	0.29	(0.08)	0.21	(0.29)	(0.04)	—		(0.33)
Year Ended September 30, 2016	$10.10	0.28	0.27	0.55	(0.28)	—	—		(0.28)
Year Ended September 30, 2015	$10.25	0.29	(0.14)	0.15	(0.29)	(0.01)	—	(d)	(0.30)
Sterling Capital Quality Income Fund
Six Months Ended March 31, 2020 (Unaudited)	$10.09	0.13	(0.01)	0.12	(0.13)	—	—		(0.13)
Year Ended September 30, 2019	$9.60	0.28	0.49	0.77	(0.28)	—	—		(0.28)
Year Ended September 30, 2018	$9.94	0.25	(0.31)	(0.06)	(0.28)	—	—		(0.28)
Year Ended September 30, 2017	$10.10	0.21	(0.12)	0.09	(0.25)	—	—		(0.25)
Year Ended September 30, 2016	$9.98	0.19	0.16	0.35	(0.23)	—	—		(0.23)
Year Ended September 30, 2015	$9.90	0.20	0.13	0.33	(0.25)	—	—		(0.25)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2020 (Unaudited)	$10.32	0.08	(0.01)	0.07	(0.08)	(0.02)	—		(0.10)
Year Ended September 30, 2019	$9.90	0.18	0.48	0.66	(0.18)	(0.06)	—		(0.24)
Year Ended September 30, 2018	$10.27	0.20	(0.34)	(0.14)	(0.20)	(0.03)	—		(0.23)
Year Ended September 30, 2017	$10.64	0.21	(0.23)	(0.02)	(0.21)	(0.14)	—		(0.35)
Year Ended September 30, 2016	$10.62	0.24	0.15	0.39	(0.24)	(0.13)	—		(0.37)
Year Ended September 30, 2015	$10.86	0.25	(0.06)	0.19	(0.25)	(0.18)	—		(0.43)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2020 (Unaudited)	$10.95	0.09	(0.01)	0.08	(0.09)	(0.06)	—		(0.15)
Year Ended September 30, 2019	$10.62	0.20	0.46	0.66	(0.20)	(0.13)	—		(0.33)
Year Ended September 30, 2018	$11.02	0.20	(0.34)	(0.14)	(0.20)	(0.06)	—		(0.26)
Year Ended September 30, 2017	$11.31	0.21	(0.21)	—	(0.21)	(0.08)	—		(0.29)
Year Ended September 30, 2016	$11.17	0.20	0.21	0.41	(0.20)	(0.07)	—		(0.27)
Year Ended September 30, 2015	$11.23	0.20	— (d)	0.20	(0.20)	(0.06)	—		(0.26)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

112

		Ratios/Supplementary Data
Net Asset Value, End of Year	Total Return (excludes sales charge) (b)	Net Assets, End of Year (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$8.48	(0.80)%	$2,934	0.67%	2.14%	0.77%	29.74%
$8.65	4.29%	$3,197	0.68%	2.44%	0.78%	78.58%
$8.52	0.55%	$4,393	0.68%	1.84%	0.78%	62.02%
$8.69	1.02%	$5,746	0.70%	1.11%	0.80%	78.77%
$8.81	1.98%	$7,332	0.74%	1.09%	0.81%	54.68%
$8.86	0.56%	$8,075	0.79%	1.17%	0.81%	55.74%

$10.13	3.40%	$3,808	0.78%	1.90%	0.94%	33.53%
$9.92	7.27%	$3,531	0.81%	2.12%	0.91%	40.13%
$9.48	(1.73)%	$4,350	0.91%	1.73%	0.92%	40.85%
$9.91	(1.20)%	$5,418	0.87%	1.54%	0.91%	32.44%
$10.24	2.37%	$7,066	0.85%	1.24%	0.97%	49.39%
$10.18	1.81%	$7,625	0.91%	1.29%	0.98%	62.02%

$10.81	0.70%	$54,042	0.69%	2.35%	0.81%	32.87%
$10.88	9.90%	$55,513	0.70%	2.87%	0.83%	79.40%
$10.20	(0.90)%	$68,982	0.70%	2.56%	0.82%	62.28%
$10.59	0.75%	$72,030	0.72%	2.13%	0.82%	64.07%
$10.81	5.84%	$70,257	0.74%	2.42%	0.84%	65.47%
$10.53	2.04%	$47,782	0.73%	2.63%	0.83%	41.37%

$9.77	(4.66)%	$379	0.92%	2.56%	0.93%	22.89%
$10.38	9.01%	$498	0.93%	2.98%	0.95%	82.23%
$9.81	(0.80)%	$440	0.89%	2.94%	0.89%	66.82%
$10.25	2.07%	$372	0.88%	2.84%	0.88%	78.79%
$10.37	5.55%	$441	0.89%	2.77%	0.89%	83.88%
$10.10	1.51%	$348	0.88%	2.87%	0.88%	33.94%

$10.08	1.19%	$20	0.83%	2.48%	0.87%	13.11%
$10.09	8.13%	$20	0.85%	2.90%	0.89%	17.58%
$9.60	(0.63)%	$18	0.83%	2.54%	0.87%	19.17%
$9.94	0.89%	$94	0.85%	2.06%	0.89%	34.72%
$10.10	3.60%	$377	0.84%	1.89%	0.88%	43.63%
$9.98	3.39%	$124	0.84%	2.01%	0.88%	19.85%

$10.29	0.72%	$3,346	0.92%	1.63%	0.92%	3.45%
$10.32	6.79%	$3,631	0.95%	1.79%	0.95%	32.58%
$9.90	(1.44)%	$3,647	0.93%	1.95%	0.93%	20.37%
$10.27	(0.19)%	$4,072	0.93%	2.01%	0.96%	17.93%
$10.64	3.69%	$4,358	0.91%	2.25%	1.02%	16.44%
$10.62	1.80%	$4,532	0.95%	2.37%	1.04%	17.34%

$10.88	0.77%	$3,532	0.94%	1.69%	0.95%	0.00%
$10.95	6.35%	$3,947	0.92%	1.83%	0.94%	20.76%
$10.62	(1.23)%	$4,991	0.88%	1.89%	0.88%	31.12%
$11.02	0.00%	$5,818	0.86%	1.88%	0.90%	5.89%
$11.31	3.71%	$6,537	0.86%	1.75%	0.96%	14.36%
$11.17	1.79%	$6,865	0.90%	1.82%	0.96%	18.38%
113

Sterling Capital Funds

Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2020 (Unaudited)	$10.91	0.10	(0.04)	0.06	(0.10)	—	(0.10)
Year Ended September 30, 2019	$10.43	0.23	0.48	0.71	(0.23)	—	(0.23)
Year Ended September 30, 2018	$10.78	0.24	(0.35)	(0.11)	(0.24)	—	(0.24)
Year Ended September 30, 2017	$11.08	0.23	(0.27)	(0.04)	(0.22)	(0.04)	(0.26)
Year Ended September 30, 2016	$10.97	0.23	0.17	0.40	(0.23)	(0.06)	(0.29)
Year Ended September 30, 2015	$10.98	0.24	0.01	0.25	(0.24)	(0.02)	(0.26)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2020 (Unaudited)	$11.27	0.10	(0.02)	0.08	(0.10)	—	(0.10)
Year Ended September 30, 2019	$10.77	0.21	0.50	0.71	(0.21)	—	(0.21)
Year Ended September 30, 2018	$11.10	0.20	(0.33)	(0.13)	(0.20)	—	(0.20)
Year Ended September 30, 2017	$11.30	0.20	(0.20)	—	(0.20)	—	(0.20)
Year Ended September 30, 2016	$11.14	0.20	0.20	0.40	(0.20)	(0.04)	(0.24)
Year Ended September 30, 2015	$11.14	0.21	0.02	0.23	(0.21)	(0.02)	(0.23)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2020 (Unaudited)	$11.98	0.11	(0.05)	0.06	(0.11)		(0.11)
Year Ended September 30, 2019	$11.40	0.23	0.58	0.81	(0.23)	—	(0.23)
Year Ended September 30, 2018	$11.76	0.23	(0.36)	(0.13)	(0.23)	—	(0.23)
Year Ended September 30, 2017	$12.13	0.23	(0.28)	(0.05)	(0.23)	(0.09)	(0.32)
Year Ended September 30, 2016	$11.98	0.24	0.19	0.43	(0.24)	(0.04)	(0.28)
Year Ended September 30, 2015	$12.06	0.25	(0.01)	0.24	(0.25)	(0.07)	(0.32)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2020 (Unaudited)	$10.12	0.10	(0.01)	0.09	(0.10)	(0.01)	(0.11)
Year Ended September 30, 2019	$9.72	0.22	0.42	0.64	(0.22)	(0.02)	(0.24)
Year Ended September 30, 2018	$10.04	0.21	(0.31)	(0.10)	(0.21)	(0.01)	(0.22)
Year Ended September 30, 2017	$10.27	0.21	(0.18)	0.03	(0.21)	(0.05)	(0.26)
Year Ended September 30, 2016	$10.14	0.21	0.18	0.39	(0.21)	(0.05)	(0.26)
Year Ended September 30, 2015	$10.16	0.21	0.01	0.22	(0.21)	(0.03)	(0.24)
Sterling Capital Diversified Income Fund(d)
Six Months Ended March 31, 2020 (Unaudited)	$10.29	0.22	(2.21)	(1.99)	(0.26)	—	(0.26)
Year Ended September 30, 2019	$10.63	0.46	(0.29)	0.17	(0.51)	—	(0.51)
Year Ended September 30, 2018	$10.79	0.35	(0.10)	0.25	(0.41)	—	(0.41)
Year Ended September 30, 2017	$10.82	0.41	(0.03)	0.38	(0.41)	—	(0.41)
Year Ended September 30, 2016	$10.21	0.33	0.65	0.98	(0.37)	—	(0.37)
Year Ended September 30, 2015	$10.59	0.26	(0.40)	(0.14)	(0.24)	—	(0.24)
Sterling Capital Strategic Allocation Balanced Fund(d)
Six Months Ended March 31, 2020 (Unaudited)	$12.07	0.18	(1.71)	(1.53)	(0.18)	(0.42)	(0.60)
Year Ended September 30, 2019	$12.08	0.25	—	0.25	(0.26)	—	(0.26)
Year Ended September 30, 2018	$11.89	0.23	0.23	0.46	(0.27)	—	(0.27)
Year Ended September 30, 2017	$10.82	0.15	1.08	1.23	(0.16)	—	(0.16)
Year Ended September 30, 2016	$10.31	0.17	0.55	0.72	(0.21)	—	(0.21)
Year Ended September 30, 2015	$10.66	0.13	(0.33)	(0.20)	(0.15)	—	(0.15)
Sterling Capital Strategic Allocation Growth Fund(d)
Six Months Ended March 31, 2020 (Unaudited)	$12.07	0.18	(2.09)	(1.91)	(0.18)	(0.48)	(0.66)
Year Ended September 30, 2019	$12.25	0.23	(0.18)	0.05	(0.23)	—	(0.23)
Year Ended September 30, 2018	$11.90	0.21	0.39	0.60	(0.25)	—	(0.25)
Year Ended September 30, 2017	$10.53	0.11	1.38	1.49	(0.12)	—	(0.12)
Year Ended September 30, 2016	$9.99	0.14	0.57	0.71	(0.17)	—	(0.17)
Year Ended September 30, 2015	$10.39	0.07	(0.37)	(0.30)	(0.10)	—	(0.10)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

(d)  The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying Notes to the Financial Statements.

114

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.87	0.57%	$35,936	0.79%	1.87%	0.79%	5.20%
$10.91	6.84%	$38,587	0.80%	2.12%	0.80%	33.12%
$10.43	(1.06)%	$36,857	0.79%	2.23%	0.79%	22.06%
$10.78	(0.31)%	$45,357	0.79%	2.09%	0.83%	25.92%
$11.08	3.69%	$52,130	0.80%	2.08%	0.90%	10.05%
$10.97	2.28%	$45,940	0.84%	2.19%	0.91%	16.80%

$11.25	0.73%	$12,323	0.80%	1.81%	0.80%	0.00%
$11.27	6.62%	$12,478	0.81%	1.88%	0.81%	23.84%
$10.77	(1.15)%	$13,864	0.80%	1.85%	0.80%	27.71%
$11.10	0.01%	$15,832	0.81%	1.78%	0.84%	31.17%
$11.30	3.59%	$18,683	0.82%	1.78%	0.92%	2.69%
$11.14	2.11%	$16,802	0.86%	1.93%	0.93%	12.53%

$11.93	0.47%	$16,996	0.80%	1.79%	0.80%	2.33%
$11.98	7.13%	$17,795	0.81%	1.94%	0.81%	24.57%
$11.40	(1.14)%	$20,842	0.80%	1.96%	0.80%	21.08%
$11.76	(0.39)%	$27,481	0.80%	1.93%	0.84%	23.25%
$12.13	3.65%	$34,691	0.81%	1.99%	0.91%	16.18%
$11.98	1.98%	$36,672	0.85%	2.08%	0.92%	16.01%

$10.10	0.88%	$27,650	0.79%	1.96%	0.79%	2.63%
$10.12	6.59%	$22,389	0.81%	2.18%	0.81%	33.73%
$9.72	(0.98)%	$23,833	0.80%	2.14%	0.80%	17.53%
$10.04	0.28%	$30,134	0.81%	2.08%	0.85%	21.00%
$10.27	3.92%	$37,720	0.82%	2.05%	0.92%	11.31%
$10.14	2.19%	$35,279	0.85%	2.12%	0.92%	10.34%

$8.04	(19.80)%	$7,265	0.78%	4.33%	0.78%	10.00%
$10.29	1.73%	$10,688	0.79%	4.46%	0.80%	26.68%
$10.63	2.38%	$12,468	0.79%	3.25%	0.80%	48.19%
$10.79	3.57%	$14,754	0.77%	3.84%	0.77%	43.86%
$10.82	9.87%	$15,126	0.64%	3.17%	0.72%	67.18%
$10.21	(1.40)%	$14,321	0.45%	2.45%	0.70%	126.46%

$9.94	(13.52)%	$19,566	0.41%	2.96%	0.66%	3.72%
$12.07	2.18%	$24,850	0.41%	2.14%	0.66%	9.41%
$12.08	3.88%	$28,470	0.41%	1.93%	0.66%	14.41%
$11.89	11.46%	$30,181	0.42%	1.37%	0.67%	0.80%
$10.82	7.02%	$31,951	0.40%	1.65%	0.65%	5.19%
$10.31	(1.92)%	$34,047	0.40%	1.16%	0.65%	49.24%

$9.50	(16.92)%	$15,335	0.41%	3.09%	0.66%	3.32%
$12.07	0.59%	$19,758	0.41%	1.95%	0.66%	10.69%
$12.25	5.08%	$21,715	0.44%	1.73%	0.69%	17.81%
$11.90	14.24%	$22,836	0.44%	1.04%	0.69%	1.92%
$10.53	7.22%	$21,912	0.43%	1.34%	0.68%	5.95%
$9.99	(2.93)%	$22,848	0.42%	0.69%	0.67%	58.40%
115

Sterling Capital Funds

Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2020 (Unaudited)	$18.88	0.09	(4.24)	(4.15)	(0.10)	(0.58)	(0.68)
Year Ended September 30, 2019	$21.67	0.24	(1.04)	(0.80)	(0.24)	(1.75)	(1.99)
Year Ended September 30, 2018	$20.13	0.15	1.86	2.01	(0.28)	(0.19)	(0.47)
Year Ended September 30, 2017	$17.20	0.21	2.87	3.08	(0.15)	—	(0.15)
Year Ended September 30, 2016	$16.09	0.14	1.12	1.26	(0.15)	—	(0.15)
Year Ended September 30, 2015	$16.79	0.09	(0.67)	(0.58)	(0.12)	—	(0.12)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2020 (Unaudited)	$13.83	(0.04)	(3.44)	(3.48)	(0.10)	(1.13)	(1.23)
Year Ended September 30, 2019	$16.86	(0.07)	(0.70)	(0.77)	—	(2.26)	(2.26)
Year Ended September 30, 2018	$16.76	(0.15)	1.09	0.94	—	(0.84)	(0.84)
Year Ended September 30, 2017	$15.12	(0.14)	2.31	2.17	—	(0.53)	(0.53)
Year Ended September 30, 2016	$16.67	(0.09)	1.88	1.79	—	(3.34)	(3.34)
Year Ended September 30, 2015	$18.06	(0.08)	(0.13)	(0.21)	(0.01)	(1.17)	(1.18)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2020 (Unaudited)	$13.94	(0.03)	(4.67)	(4.70)	(0.11)	—	(0.11)
Year Ended September 30, 2019	$17.89	0.06	(1.98)	(1.92)	(0.05)	(1.98)	(2.03)
Year Ended September 30, 2018	$17.69	0.03	0.82	0.85	—	(0.65)	(0.65)
Year Ended September 30, 2017	$14.70	(0.02)	3.07	3.05	(0.06)	—	(0.06)
Year Ended September 30, 2016	$13.60	0.07	1.11	1.18	(0.07)	(0.01)	(0.08)
Year Ended September 30, 2015	$13.87	0.06	0.15	0.21	(0.04)	(0.44)	(0.48)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2020 (Unaudited)	$20.04	(0.07)	(3.92)	(3.99)	—	(1.33)	(1.33)
Year Ended September 30, 2019	$21.98	(0.14)	0.06	(0.08)	—	(1.86)	(1.86)
Year Ended September 30, 2018	$20.88	(0.14)	3.29	3.15	(0.11)	(1.94)	(2.05)
Year Ended September 30, 2017	$18.54	(0.13)	2.88	2.75	—	(0.41)	(0.41)
Year Ended September 30, 2016	$20.34	(0.14)	1.65	1.51	—	(3.31)	(3.31)
Year Ended September 30, 2015	$20.95	(0.20)	0.79	0.59	—	(1.20)	(1.20)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2020 (Unaudited)	$21.05	0.12	(4.32)	(4.20)	(0.13)	(0.84)	(0.97)
Year Ended September 30, 2019	$21.34	0.24	1.21	1.45	(0.22)	(1.52)	(1.74)
Year Ended September 30, 2018	$20.66	0.19	2.62	2.81	(0.18)	(1.95)	(2.13)
Year Ended September 30, 2017	$18.14	0.20	2.56	2.76	(0.22)	(0.02)	(0.24)
Year Ended September 30, 2016	$17.21	0.18	2.03	2.21	(0.18)	(1.10)	(1.28)
Year Ended September 30, 2015	$18.80	0.17	(1.06)	(0.89)	(0.19)	(0.51)	(0.70)
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2020 (Unaudited)	$9.37	0.05	(2.27)	(2.22)	(0.18)	—	(0.18)
Year Ended September 30, 2019	$11.06	0.26	(1.33)	(1.07)	(0.22)	(0.40)	(0.62)
Year Ended September 30, 2018	$11.64	0.25	(0.48)	(0.23)	(0.24)	(0.11)	(0.35)
Year Ended September 30, 2017	$9.62	0.15	1.96	2.11	(0.09)	—	(0.09)
Year Ended September 30, 2016	$9.18	0.17	0.42	0.59	(0.15)	—	(0.15)
November 28, 2014 to September 30, 2015(d)	$10.00	0.19	(0.99)	(0.80)	(0.02)	—	(0.02)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Period from commencement of operations.

See accompanying Notes to the Financial Statements.

116

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$14.05	(22.85)%	$575	1.64%	1.01%	1.64%	71.10%
$18.88	(3.08)%	$634	1.64%	1.29%	1.64%	142.59%
$21.67	10.11%	$887	1.62%	0.69%	1.62%	127.89%
$20.13	18.00%	$966	1.64%	1.12%	1.64%	144.85%
$17.20	7.87%	$919	1.76%	0.81%	1.90%	145.53%
$16.09	(3.52)%	$805	1.81%	0.52%	1.91%	135.05%

$9.12	(28.01)%	$1,707	1.92%	(0.56)%	2.10%	9.96%
$13.83	(3.52)%	$2,826	1.93%	(0.46)%	1.93%	26.62%
$16.86	5.72%	$4,097	1.92%	(0.91)%	1.92%	34.62%
$16.76	14.58%	$4,363	1.90%	(0.87)%	1.90%	24.83%
$15.12	12.22%	$5,282	1.93%	(0.61)%	1.93%	25.45%
$16.67	(1.43)%	$5,309	1.94%	(0.41)%	1.94%	30.61%

$9.13	(33.94)%	$87	1.79%	(0.41)%	1.84%	51.18%
$13.94	(10.28)%	$150	1.80%	0.43%	1.80%	124.82%
$17.89	4.88%	$180	1.78%	0.17%	1.78%	89.85%
$17.69	20.73%	$191	1.80%	(0.10)%	1.85%	109.05%
$14.70	8.68%	$364	1.88%	0.52%	1.98%	120.42%
$13.60	1.37%	$330	2.00%	0.45%	2.00%	101.99%

$14.72	(21.63)%	$56,445	1.85%	(0.70)%	1.85%	8.93%
$20.04	0.48%	$83,451	1.86%	(0.71)%	1.86%	17.31%
$21.98	16.27%	$144,100	1.86%	(0.70)%	1.86%	22.78%
$20.88	15.08%	$149,892	1.87%	(0.68)%	1.87%	18.92%
$18.54	7.76%	$181,061	1.92%	(0.73)%	1.97%	27.32%
$20.34	2.99%	$143,597	1.98%	(0.98)%	1.98%	26.98%

$15.88	(20.94)%	$111,390	1.76%	1.11%	1.76%	19.19%
$21.05	7.66%	$158,353	1.77%	1.17%	1.77%	23.20%
$21.34	14.41%	$207,659	1.77%	0.91%	1.77%	19.49%
$20.66	15.36%	$234,108	1.78%	1.03%	1.78%	16.93%
$18.14	13.66%	$271,598	1.96%	1.03%	1.96%	20.64%
$17.21	(4.92)%	$279,355	1.97%	0.91%	1.97%	27.53%

$6.97	(24.25)%	$39	1.64%	1.05%	1.84%	52.21%
$9.37	(9.44)%	$63	1.69%	2.68%	1.89%	97.74%
$11.06	(2.18)%	$61	1.65%	2.15%	1.85%	96.65%
$11.64	22.19%	$59	1.68%	1.44%	1.94%	91.65%
$9.62	6.38%	$47	1.80%	1.83%	2.13%	125.35%
$9.18	(8.03)%	$28	2.03%	2.26%	2.19%	133.50%
117

Sterling Capital Funds

Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital SMID Opportunities Fund
Six Months Ended March 31,2020 (Unaudited)	$12.99	(0.04)	(2.76)	(2.80)	—	(0.63)	(0.63)
Year Ended September 30, 2019	$12.30	(0.11)	0.80	0.69	—	—	—
Year Ended September 30, 2018	$11.67	(0.13)	0.96	0.83	(0.02)	(0.18)	(0.20)
October 3, 2016 to September 30, 2017(d)	$10.00	(0.09)	1.76	1.67	—	—	—
Sterling Capital Stratton Mid Cap Value Fund
Six Months Ended March 31,2020 (Unaudited)	$62.48	(0.10)	(14.35)	(14.45)	(0.01)	(1.51)	(1.52)
Year Ended September 30, 2019	$67.46	(0.12)	0.16	0.04	—	(5.02)	(5.02)
Year Ended September 30, 2018	$65.40	(0.42)	4.77	4.35	—	(2.29)	(2.29)
Year Ended September 30, 2017	$55.55	(0.41)	10.53	10.12	—	(0.27)	(0.27)
Period Ended September 30, 2016	$52.54	(0.32)	3.33	3.01	—	—	—
November 16, 2015 to December 31, 2015(d)	$53.97	—	0.45	0.45	(0.10)	(1.78)	(1.88)
Sterling Capital Stratton Real Estate Fund
Six Months Ended March 31,2020 (Unaudited)	$42.06	(0.02)	(8.48)	(8.50)	(0.27)	(1.52)	(1.79)
Year Ended September 30, 2019	$37.40	0.42	5.99	6.41	(0.51)	(1.24)	(1.75)
Year Ended September 30, 2018	$36.91	0.51	1.45	1.96	(0.25)	(1.22)	(1.47)
Year Ended September 30, 2017	$39.50	0.43	(0.49)	(0.06)	(0.78)	(1.75)	(2.53)
Period Ended September 30, 2016	$35.97	0.34	3.58	3.92	(0.39)	—	(0.39)
November 16, 2015 to December 31, 2015(d)	$34.90	0.12	1.42	1.54	—	(0.47)	(0.47)
Sterling Capital Stratton Small Cap Value Fund
Six Months Ended March 31,2020 (Unaudited)	$75.87	(0.18)	(19.00)	(19.18)	(0.03)	(4.93)	(4.96)
Year Ended September 30, 2019	$86.92	(0.19)	(4.96)	(5.15)	—	(5.90)	(5.90)
Year Ended September 30, 2018	$88.75	(0.62)	6.48	5.86	—	(7.69)	(7.69)
Year Ended September 30, 2017	$77.88	(0.64)	15.61	14.97	—	(4.10)	(4.10)
Period Ended September 30, 2016	$69.88	(0.41)	8.41	8.00	—	—	—
November 16, 2015 to December 31, 2015(d)	$71.71	(0.01)	(0.81)	(0.82)	(0.01)	(1.00)	(1.01)
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31,2020 (Unaudited)	$8.64	0.06	(0.15)	(0.09)	(0.07)	—	(0.07)
Year Ended September 30, 2019	$8.51	0.14	0.16	0.30	(0.17)	—	(0.17)
Year Ended September 30, 2018	$8.69	0.09	(0.12)	(0.03)	(0.15)	—	(0.15)
Year Ended September 30, 2017	$8.80	0.03	—	0.03	(0.14)	—	(0.14)
Year Ended September 30, 2016	$8.85	0.03	0.07	0.10	(0.16)	—	(0.16)
Year Ended September 30, 2015	$9.07	0.04	(0.07)	(0.03)	(0.19)	—	(0.19)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Period from commencement of operations.

See accompanying Notes to the Financial Statements.

118

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$9.56	(22.87)%	$1,003	1.79%	(0.76)%	2.11%	32.66%
$12.99	5.61%	$1,188	1.79%	(0.95)%	2.19%	45.11%
$12.30	7.25%	$1,476	1.79%	(1.13)%	2.04%	45.64%
$11.67	16.70%	$1,414	1.79%	(0.80)%	2.38%	37.97%

$46.51	(23.79)%	$1	1.79%	(0.33)%	1.79%	4.79%
$62.48	1.03%	$1	1.95%	(0.21)%	1.95%	6.75%
$67.46	6.70%	$1	1.95%	(0.63)%	1.95%	14.47%
$65.40	18.27%	$1	1.89%	(0.68)%	1.89%	12.19%
$55.55	5.73%	$1	1.95%	(0.82)%	1.95%	11.16%
$52.54	0.91%	$1	1.64%	(0.01)%	1.64%	19.28%

$31.77	(20.92)%	$170	1.81%	(0.09)%	1.81%	8.82%
$42.06	17.88%	$205	1.82%	1.08%	1.82%	14.56%
$37.40	5.38%	$98	1.82%	1.41%	1.82%	8.34%
$36.91	0.16%	$64	1.79%	1.18%	1.80%	13.52%
$39.50	10.90%	$20	1.83%	1.21%	1.85%	18.43%
$35.97	4.45%	$1	1.59%	2.57%	1.59%	15.47%

$51.73	(27.28)%	$223	2.02%	(0.49)%	2.08%	6.21%
$75.87	(5.49)%	$279	2.03%	(0.25)%	2.08%	8.60%
$86.92	6.90%	$112	2.03%	(0.71)%	2.06%	15.51%
$88.75	19.55%	$107	2.06%	0.78%	2.06%	7.04%
$77.88	11.45%	$65	2.08%	(0.74)%	2.08%	3.42%
$69.88	(1.12)%	$1	2.06%	(0.15)%	2.06%	6.33%

$8.48	(1.05)%	$884	1.42%	1.39%	1.52%	29.74%
$8.64	3.52%	$1,052	1.43%	1.68%	1.53%	78.58%
$8.51	(0.32)%	$1,091	1.43%	1.07%	1.53%	62.02%
$8.69	0.38%	$1,546	1.45%	0.37%	1.55%	78.77%
$8.80	1.22%	$1,886	1.49%	0.35%	1.56%	54.68%
$8.85	(0.29)%	$2,415	1.55%	0.39%	1.57%	55.74%
119

Sterling Capital Funds

Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions
	Net Asset Value, Beginning of Year	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital		Total Distributions
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2020 (Unaudited)	$9.91	0.06	0.24	0.30	(0.09)	—	—		(0.09)
Year Ended September 30, 2019	$9.47	0.13	0.48	0.61	(0.17)	—	—		(0.17)
Year Ended September 30, 2018	$9.89	0.09	(0.32)	(0.23)	(0.19)	—	—		(0.19)
Year Ended September 30, 2017	$10.22	0.08	(0.28)	(0.20)	(0.13)	—	—		(0.13)
Year Ended September 30, 2016	$10.17	0.05	0.10	0.15	(0.10)	—	—		(0.10)
Year Ended September 30, 2015	$10.18	0.06	0.05	0.11	(0.12)	—	—		(0.12)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2020 (Unaudited)	$10.90	0.08	(0.05)	0.03	(0.10)	— (d)	—		(0.10)
Year Ended September 30, 2019	$10.21	0.22	0.70	0.92	(0.23)	—	—		(0.23)
Year Ended September 30, 2018	$10.61	0.19	(0.37)	(0.18)	(0.22)	—	—		(0.22)
Year Ended September 30, 2017	$10.83	0.15	(0.15)	—	(0.22)	—	—		(0.22)
Year Ended September 30, 2016	$10.55	0.18	0.35	0.53	(0.25)	—	—		(0.25)
Year Ended September 30, 2015	$10.68	0.20	(0.06)	0.14	(0.27)	—	—		(0.27)
Sterling Capital Corporate Fund
Six Months Ended March 31, 2020 (Unaudited)	$10.36	0.09	(0.60)	(0.51)	(0.09)	—	—		(0.09)
Year Ended September 30, 2019	$9.80	0.24	0.55	0.79	(0.23)	—	—		(0.23)
Year Ended September 30, 2018	$10.23	0.22	(0.36)	(0.14)	(0.22)	(0.07)	—		(0.29)
Year Ended September 30, 2017	$10.35	0.21	(0.08)	0.13	(0.21)	(0.04)	—		(0.25)
Year Ended September 30, 2016	$10.09	0.21	0.26	0.47	(0.21)	—	—		(0.21)
Year Ended September 30, 2015	$10.24	0.22	(0.14)	0.08	(0.22)	(0.01)	—	(d)	(0.23)
Sterling Capital Quality Income Fund
Six Months Ended March 31, 2020 (Unaudited)	$10.08	0.09	— (d)	0.09	(0.09)	—	—		(0.09)
Year Ended September 30, 2019	$9.60	0.21	0.48	0.69	(0.21)	—	—		(0.21)
Year Ended September 30, 2018	$9.93	0.19	(0.32)	(0.13)	(0.20)	—	—		(0.20)
Year Ended September 30, 2017	$10.09	0.13	(0.12)	0.01	(0.17)	—	—		(0.17)
Year Ended September 30, 2016	$9.97	0.12	0.16	0.28	(0.16)	—	—		(0.16)
Year Ended September 30, 2015	$9.89	0.13	0.13	0.26	(0.18)	—	—		(0.18)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2020 (Unaudited)	$10.33	0.06	(0.02)	0.04	(0.06)	(0.02)	—		(0.08)
Year Ended September 30, 2019	$9.91	0.13	0.48	0.61	(0.13)	(0.06)	—		(0.19)
Year Ended September 30, 2018	$10.28	0.15	(0.34)	(0.19)	(0.15)	(0.03)	—		(0.18)
Year Ended September 30, 2017	$10.65	0.14	(0.22)	(0.08)	(0.15)	(0.14)	—		(0.29)
Year Ended September 30, 2016	$10.63	0.16	0.15	0.31	(0.16)	(0.13)	—		(0.29)
Year Ended September 30, 2015	$10.86	0.17	(0.05)	0.12	(0.17)	(0.18)	—		(0.35)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2020 (Unaudited)	$10.96	0.05	(0.02)	0.03	(0.05)	(0.06)	—		(0.11)
Year Ended September 30, 2019	$10.62	0.12	0.47	0.59	(0.12)	(0.13)	—		(0.25)
Year Ended September 30, 2018	$11.02	0.12	(0.34)	(0.22)	(0.12)	(0.06)	—		(0.18)
Year Ended September 30, 2017	$11.31	0.12	(0.21)	(0.09)	(0.12)	(0.08)	—		(0.20)
Year Ended September 30, 2016	$11.18	0.11	0.20	0.31	(0.11)	(0.07)	—		(0.18)
Year Ended September 30, 2015	$11.24	0.12	— (d)	0.12	(0.12)	(0.06)	—		(0.18)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2020 (Unaudited)	$10.90	0.06	(0.04)	0.02	(0.06)	—	—		(0.06)
Year Ended September 30, 2019	$10.42	0.15	0.48	0.63	(0.15)	—	—		(0.15)
Year Ended September 30, 2018	$10.77	0.16	(0.35)	(0.19)	(0.16)	—	—		(0.16)
Year Ended September 30, 2017	$11.07	0.14	(0.26)	(0.12)	(0.14)	(0.04)	—		(0.18)
Year Ended September 30, 2016	$10.96	0.15	0.17	0.32	(0.15)	(0.06)	—		(0.21)
Year Ended September 30, 2015	$10.98	0.16	— (d)	0.16	(0.16)	(0.02)	—		(0.18)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

120

		Ratios/Supplementary Data
Net Asset Value, End of Year	Total Return (excludes sales charge) (b)	Net Assets, End of Year (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.12	3.02%	$383	1.53%	1.15%	1.69%	33.53%
$9.91	6.48%	$378	1.56%	1.37%	1.66%	40.13%
$9.47	(2.37)%	$488	1.66%	0.98%	1.67%	40.85%
$9.89	(1.94)%	$577	1.62%	0.80%	1.66%	32.44%
$10.22	1.51%	$706	1.60%	0.48%	1.72%	49.39%
$10.17	1.06%	$777	1.67%	0.56%	1.73%	62.02%

$10.83	0.32%	$7,915	1.44%	1.59%	1.56%	32.87%
$10.90	9.17%	$8,266	1.45%	2.11%	1.58%	79.40%
$10.21	(1.73)%	$7,464	1.45%	1.81%	1.57%	62.28%
$10.61	0.00%	$7,582	1.47%	1.38%	1.57%	64.07%
$10.83	5.05%	$7,933	1.49%	1.66%	1.59%	65.47%
$10.55	1.28%	$6,362	1.48%	1.87%	1.58%	41.37%

$9.76	(4.93)%	$3	1.67%	1.82%	1.67%	22.89%
$10.36	8.18%	$3	1.68%	2.36%	1.68%	82.23%
$9.80	(1.44)%	$42	1.63%	2.19%	1.63%	66.82%
$10.23	1.30%	$43	1.64%	2.09%	1.64%	78.79%
$10.35	4.69%	$58	1.64%	2.03%	1.64%	83.88%
$10.09	0.75%	$9	1.63%	2.12%	1.63%	33.94%

$10.08	0.93%	$3	1.58%	1.71%	1.62%	13.11%
$10.08	7.21%	$34	1.60%	2.15%	1.64%	17.58%
$9.60	(1.27)%	$33	1.58%	1.97%	1.62%	19.17%
$9.93	0.12%	$34	1.60%	1.31%	1.64%	34.72%
$10.09	2.83%	$40	1.61%	1.16%	1.65%	43.63%
$9.97	2.62%	$39	1.59%	1.30%	1.63%	19.85%

$10.29	0.35%	$2	1.47%	1.08%	1.47%	3.45%
$10.33	6.28%	$2	1.70%	1.31%	1.70%	32.58%
$9.91	(1.93)%	$2	1.68%	1.45%	1.68%	20.37%
$10.28	(0.74)%	$2	1.58%	1.32%	1.65%	17.93%
$10.65	2.93%	$20	1.65%	1.50%	1.76%	16.44%
$10.63	1.13%	$20	1.71%	1.62%	1.79%	17.34%
$10.88	0.31%	$497	1.70%	0.94%	1.70%	0.00%

$10.96	5.65%	$528	1.67%	1.09%	1.69%	20.76%
$10.62	(1.97)%	$591	1.63%	1.14%	1.63%	31.12%
$11.02	(0.74)%	$627	1.61%	1.13%	1.65%	5.89%
$11.31	2.85%	$802	1.61%	1.01%	1.71%	14.36%
$11.18	1.04%	$741	1.65%	1.07%	1.71%	18.38%

$10.86	0.19%	$2,842	1.54%	1.12%	1.54%	5.20%
$10.90	6.05%	$2,878	1.55%	1.38%	1.55%	33.12%
$10.42	(1.80)%	$3,359	1.54%	1.48%	1.54%	22.06%
$10.77	(1.06)%	$4,591	1.54%	1.34%	1.58%	25.92%
$11.07	2.91%	$6,108	1.55%	1.31%	1.65%	10.05%
$10.96	1.43%	$3,350	1.59%	1.44%	1.66%	16.80%
121

Sterling Capital Funds

Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2020 (Unaudited)	$11.27	0.06	(0.03)	0.03	(0.06)	—	(0.06)
Year Ended September 30, 2019	$10.76	0.12	0.51	0.63	(0.12)	—	(0.12)
Year Ended September 30, 2018	$11.10	0.12	(0.34)	(0.22)	(0.12)	—	(0.12)
Year Ended September 30, 2017	$11.30	0.11	(0.20)	(0.09)	(0.11)	—	(0.11)
Year Ended September 30, 2016	$11.14	0.12	0.20	0.32	(0.12)	(0.04)	(0.16)
Year Ended September 30, 2015	$11.14	0.13	0.02	0.15	(0.13)	(0.02)	(0.15)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2020 (Unaudited)	$11.97	0.06	(0.04)	0.02	(0.06)		(0.06)
Year Ended September 30, 2019	$11.40	0.14	0.57	0.71	(0.14)	—	(0.14)
Year Ended September 30, 2018	$11.76	0.14	(0.36)	(0.22)	(0.14)	—	(0.14)
Year Ended September 30, 2017	$12.13	0.14	(0.28)	(0.14)	(0.14)	(0.09)	(0.23)
Year Ended September 30, 2016	$11.98	0.15	0.19	0.34	(0.15)	(0.04)	(0.19)
Year Ended September 30, 2015	$12.06	0.16	(0.01)	0.15	(0.16)	(0.07)	(0.23)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2020 (Unaudited)	$10.13	0.06	(0.01)	0.05	(0.06)	(0.01)	(0.07)
Year Ended September 30, 2019	$9.72	0.14	0.43	0.57	(0.14)	(0.02)	(0.16)
Year Ended September 30, 2018	$10.05	0.14	(0.32)	(0.18)	(0.14)	(0.01)	(0.15)
Year Ended September 30, 2017	$10.27	0.13	(0.17)	(0.04)	(0.13)	(0.05)	(0.18)
Year Ended September 30, 2016	$10.14	0.13	0.18	0.31	(0.13)	(0.05)	(0.18)
Year Ended September 30, 2015	$10.16	0.14	0.01	0.15	(0.14)	(0.03)	(0.17)
Sterling Capital Diversified Income Fund(d)
Six Months Ended March 31, 2020 (Unaudited)	$10.20	0.18	(2.19)	(2.01)	(0.22)	—	(0.22)
Year Ended September 30, 2019	$10.54	0.38	(0.29)	0.09	(0.43)	—	(0.43)
Year Ended September 30, 2018	$10.70	0.27	(0.10)	0.17	(0.33)	—	(0.33)
Year Ended September 30, 2017	$10.73	0.33	(0.03)	0.30	(0.33)	—	(0.33)
Year Ended September 30, 2016	$10.13	0.24	0.66	0.90	(0.30)	—	(0.30)
Year Ended September 30, 2015	$10.53	0.22	(0.44)	(0.22)	(0.18)	—	(0.18)
Sterling Capital Strategic Allocation Balanced Fund(d)
Six Months Ended March 31, 2020 (Unaudited)	$11.84	0.13	(1.68)	(1.55)	(0.13)	(0.42)	(0.55)
Year Ended September 30, 2019	$11.85	0.17	(0.02)	0.15	(0.16)	—	(0.16)
Year Ended September 30, 2018	$11.67	0.15	0.21	0.36	(0.18)	—	(0.18)
Year Ended September 30, 2017	$10.62	0.07	1.06	1.13	(0.08)	—	(0.08)
Year Ended September 30, 2016	$10.13	0.09	0.53	0.62	(0.13)	—	(0.13)
Year Ended September 30, 2015	$10.47	0.04	(0.31)	(0.27)	(0.07)	—	(0.07)
Sterling Capital Strategic Allocation Growth Fund(d)
Six Months Ended March 31, 2020 (Unaudited)	$11.61	0.13	(2.01)	(1.88)	(0.15)	(0.48)	(0.63)
Year Ended September 30, 2019	$11.79	0.14	(0.17)	(0.03)	(0.15)	—	(0.15)
Year Ended September 30, 2018	$11.47	0.11	0.38	0.49	(0.17)	—	(0.17)
Year Ended September 30, 2017	$10.18	0.03	1.32	1.35	(0.06)	—	(0.06)
Year Ended September 30, 2016	$9.68	0.05	0.57	0.62	(0.12)	—	(0.12)
Year Ended September 30, 2015	$10.09	(0.01)	(0.35)	(0.36)	(0.05)	—	(0.05)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying Notes to the Financial Statements.

122

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$11.24	0.26%	$951	1.55%	1.06%	1.55%	0.00%
$11.27	5.93%	$978	1.56%	1.13%	1.56%	23.84%
$10.76	(1.98)%	$991	1.55%	1.11%	1.55%	27.71%
$11.10	(0.74)%	$1,440	1.56%	1.04%	1.59%	31.17%
$11.30	2.82%	$1,806	1.56%	1.02%	1.66%	2.69%
$11.14	1.35%	$1,517	1.61%	1.18%	1.68%	12.53%

$11.93	0.18%	$820	1.55%	1.04%	1.55%	2.33%
$11.97	6.25%	$822	1.56%	1.19%	1.56%	24.57%
$11.40	(1.87)%	$844	1.55%	1.22%	1.55%	21.08%
$11.76	(1.14)%	$935	1.55%	1.18%	1.59%	23.25%
$12.13	2.88%	$1,170	1.56%	1.24%	1.66%	16.18%
$11.98	1.22%	$1,245	1.60%	1.32%	1.67%	16.01%

$10.11	0.50%	$337	1.54%	1.22%	1.54%	1.00%
$10.13	5.90%	$335	1.56%	1.45%	1.56%	33.73%
$9.72	(1.82)%	$726	1.55%	1.39%	1.55%	17.53%
$10.05	(0.38)%	$739	1.56%	1.34%	1.59%	21.00%
$10.27	3.14%	$817	1.57%	1.29%	1.67%	11.31%
$10.14	1.42%	$409	1.61%	1.36%	1.67%	10.34%

$7.97	(20.08)%	$456	1.53%	3.62%	1.53%	10.00%
$10.20	0.96%	$680	1.54%	3.68%	1.55%	26.68%
$10.54	1.64%	$1,051	1.54%	2.52%	1.55%	48.19%
$10.70	2.84%	$1,155	1.52%	3.08%	1.52%	43.86%
$10.73	9.07%	$1,157	1.39%	2.43%	1.47%	67.18%
$10.13	(2.14)%	$795	1.20%	2.04%	1.45%	126.46%

$9.74	(13.87)%	$286	1.16%	2.23%	1.41%	3.72%
$11.84	1.41%	$406	1.16%	1.47%	1.41%	9.41%
$11.85	3.09%	$576	1.16%	1.23%	1.41%	14.41%
$11.67	10.68%	$785	1.17%	0.62%	1.42%	0.80%
$10.62	6.18%	$741	1.15%	0.89%	1.40%	5.19%
$10.13	(2.60)%	$751	1.15%	0.42%	1.40%	49.24%

$9.10	(17.29)%	$280	1.16%	2.31%	1.41%	3.32%
$11.61	(0.12)%	$350	1.16%	1.25%	1.41%	10.69%
$11.79	4.27%	$427	1.19%	0.95%	1.44%	17.81%
$11.47	13.36%	$407	1.19%	0.31%	1.44%	1.92%
$10.18	6.46%	$436	1.18%	0.56%	1.43%	5.95%
$9.68	(3.62)%	$491	1.17%	(0.06)%	1.42%	58.40%
123

Sterling Capital Funds

Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions
	Net Asset Value, Beginning of Year	Net investment income (loss)(a)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2020 (Unaudited)	$19.62	0.20		(4.44)	(4.24)	(0.18)	(0.58)	(0.76)
Year Ended September 30, 2019	$22.43	0.44		(1.07)	(0.63)	(0.43)	(1.75)	(2.18)
Year Ended September 30, 2018	$20.82	0.33		1.97	2.30	(0.50)	(0.19)	(0.69)
Year Ended September 30, 2017	$17.78	0.41		2.98	3.39	(0.35)	—	(0.35)
Year Ended September 30, 2016	$16.62	0.32		1.16	1.48	(0.32)	—	(0.32)
Year Ended September 30, 2015	$17.33	0.27		(0.70)	(0.43)	(0.28)	—	(0.28)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2020 (Unaudited)	$16.46	0.04		(4.15)	(4.11)	(0.25)	(1.13)	(1.38)
Year Ended September 30, 2019	$19.42	0.08		(0.77)	(0.69)	(0.01)	(2.26)	(2.27)
Year Ended September 30, 2018	$19.00	0.01		1.26	1.27	(0.01)	(0.84)	(0.85)
Year Ended September 30, 2017	$16.92	0.03		2.59	2.62	(0.01)	(0.53)	(0.54)
Year Ended September 30, 2016	$18.14	0.07		2.07	2.14	(0.02)	(3.34)	(3.36)
Year Ended September 30, 2015	$19.50	0.11		(0.14)	(0.03)	(0.16)	(1.17)	(1.33)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2020 (Unaudited)	$14.66	0.05		(4.93)	(4.88)	(0.15)	—	(0.15)
Year Ended September 30, 2019	$18.82	0.21		(2.09)	(1.88)	(0.30)	(1.98)	(2.28)
Year Ended September 30, 2018	$18.55	0.19		0.89	1.08	(0.16)	(0.65)	(0.81)
Year Ended September 30, 2017	$15.30	0.17		3.18	3.35	(0.10)	—	(0.10)
Year Ended September 30, 2016	$14.14	0.22		1.16	1.38	(0.21)	(0.01)	(0.22)
Year Ended September 30, 2015	$14.47	0.22		0.15	0.37	(0.26)	(0.44)	(0.70)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2020 (Unaudited)	$26.07	0.04		(5.22)	(5.18)	(0.05)	(1.33)	(1.38)
Year Ended September 30, 2019	$27.73	0.08		0.12	0.20	— (d)	(1.86)	(1.86)
Year Ended September 30, 2018	$25.65	0.09		4.11	4.20	(0.18)	(1.94)	(2.12)
Year Ended September 30, 2017	$22.48	0.08		3.51	3.59	(0.01)	(0.41)	(0.42)
Year Ended September 30, 2016	$23.78	0.06		1.95	2.01	—	(3.31)	(3.31)
Year Ended September 30, 2015	$24.06	—	(d)	0.92	0.92	—	(1.20)	(1.20)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2020 (Unaudited)	$21.33	0.22		(4.38)	(4.16)	(0.23)	(0.84)	(1.07)
Year Ended September 30, 2019	$21.61	0.44		1.23	1.67	(0.43)	(1.52)	(1.95)
Year Ended September 30, 2018	$20.89	0.40		2.66	3.06	(0.39)	(1.95)	(2.34)
Year Ended September 30, 2017	$18.34	0.39		2.60	2.99	(0.42)	(0.02)	(0.44)
Year Ended September 30, 2016	$17.39	0.35		2.06	2.41	(0.36)	(1.10)	(1.46)
Year Ended September 30, 2015	$18.98	0.36		(1.07)	(0.71)	(0.37)	(0.51)	(0.88)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

124

		Ratios/Supplementary Data
Net Asset Value, End of Year	Total Return (b)	Net Assets, End of Year (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$14.62	(22.52)%	$2,683	0.63%	2.07%	0.63%	71.10%
$19.62	(2.08)%	$7,550	0.64%	2.28%	0.64%	142.59%
$22.43	11.19%	$8,862	0.63%	1.51%	0.63%	127.89%
$20.82	19.18%	$272,504	0.64%	2.12%	0.64%	144.85%
$17.78	8.94%	$240,971	0.76%	1.83%	0.90%	145.53%
$16.62	(2.55)%	$221,481	0.81%	1.50%	0.91%	135.05%

$10.97	(27.66)%	$36,870	0.93%	0.43%	1.12%	9.96%
$16.46	(2.54)%	$154,259	0.93%	0.49%	0.93%	26.62%
$19.42	6.82%	$323,012	0.92%	0.08%	0.92%	34.62%
$19.00	15.73%	$632,867	0.90%	0.15%	0.90%	24.83%
$16.92	13.32%	$550,697	0.93%	0.41%	0.93%	25.45%
$18.14	(0.43)%	$588,537	0.94%	0.55%	0.94%	30.61%

$9.63	(33.69)%	$6,848	0.79%	0.73%	0.84%	51.18%
$14.66	(9.32)%	$28,223	0.80%	1.42%	0.80%	124.82%
$18.82	5.96%	$39,047	0.78%	1.04%	0.78%	89.85%
$18.55	21.89%	$208,404	0.80%	0.99%	0.85%	109.05%
$15.30	9.80%	$157,413	0.88%	1.54%	0.98%	120.42%
$14.14	2.42%	$111,757	1.00%	1.44%	1.00%	101.99%

$19.51	(21.22)%	$191,022	0.85%	0.29%	0.85%	8.93%
$26.07	1.47%	$281,099	0.86%	0.30%	0.86%	17.31%
$27.73	17.46%	$350,030	0.86%	0.35%	0.86%	22.78%
$25.65	16.22%	$652,211	0.87%	0.32%	0.87%	18.92%
$22.48	8.86%	$587,320	0.92%	0.27%	0.97%	27.32%
$23.78	4.02%	$491,982	0.97%	0.01%	0.97%	26.98%

$16.10	(20.55)%	$836,775	0.76%	2.14%	0.76%	19.19%
$21.33	8.72%	$992,964	0.77%	2.17%	0.77%	23.20%
$21.61	15.58%	$828,607	0.77%	1.91%	0.77%	19.49%
$20.89	16.51%	$980,982	0.78%	2.04%	0.78%	16.93%
$18.34	14.75%	$943,101	0.96%	2.04%	0.96%	20.64%
$17.39	(3.90)%	$807,729	0.97%	1.91%	0.97%	27.53%
125

Sterling Capital Funds

Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions	Redemption Fees
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2020 (Unaudited)	$9.49	0.10	(2.28)	(2.18)	(0.30)	—	(0.30)	—
Year Ended September 30, 2019	$11.18	0.35	(1.33)	(0.98)	(0.31)	(0.40)	(0.71)	—
Year Ended September 30, 2018	$11.76	0.28	(0.40)	(0.12)	(0.35)	(0.11)	(0.46)	—
Year Ended September 30, 2017	$9.69	0.27	1.97	2.24	(0.17)	—	(0.17)	—
Year Ended September 30, 2016	$9.24	0.23	0.44	0.67	(0.22)	—	(0.22)	—
November 30, 2014 to September 30, 2015(d)	$10.00	0.24	(0.97)	(0.73)	(0.03)	—	(0.03)	—
Sterling Capital SMID Opportunities Fund
Six Months Ended March 31, 2020 (Unaudited)	$13.31	0.02	(2.85)	(2.83)	—	(0.63)	(0.63)	—
Year Ended September 30, 2019	$12.48	0.01	0.82	0.83	—	—	—	—
Year Ended September 30, 2018	$11.77	(0.02)	0.99	0.97	(0.08)	(0.18)	(0.26)	—
October 3, 2016 to September 30, 2017(d)	$10.00	0.02	1.76	1.78	(0.01)	—	(0.01)	—
Sterling Capital Stratton Mid Cap Value Fund(e)
Six Months Ended March 31, 2020 (Unaudited)	$64.31	0.18	(14.67)	(14.49)	(0.61)	(1.51)	(2.12)	—
Year Ended September 30, 2019	$69.02	0.45	0.15	0.60	(0.29)	(5.02)	(5.31)	—
Year Ended September 30, 2018	$66.47	0.27	4.87	5.14	(0.30)	(2.29)	(2.59)	—
Year Ended September 30, 2017	$55.97	0.19	10.66	10.85	(0.08)	(0.27)	(0.35)	—
Period Ended September 30, 2016	$52.55	0.07	3.35	3.42	—	—	—	—
Year Ended December 31, 2015	$55.50	0.15	(1.17)	(1.02)	(0.15)	(1.78)	(1.93)	—	(f)
Sterling Capital Stratton Real Estate Fund
Six Months Ended March 31, 2020 (Unaudited)	$42.36	0.19	(8.58)	(8.39)	(0.39)	(1.52)	(1.91)	—
Year Ended September 30, 2019	$37.63	0.79	6.05	6.84	(0.87)	(1.24)	(2.11)	—
Year Ended September 30, 2018	$37.10	0.81	1.52	2.33	(0.58)	(1.22)	(1.80)	—
Year Ended September 30, 2017	$39.74	0.83	(0.53)	0.30	(1.19)	(1.75)	(2.94)	—
Period Ended September 30, 2016	$36.01	0.61	3.62	4.23	(0.50)	—	(0.50)	—
Year Ended December 31, 2015	$36.44	0.66	(0.04)	0.62	(0.59)	(0.47)	(1.06)	0.01
Sterling Capital Stratton Small Cap Value Fund(e)
Six Months Ended March 31, 2020 (Unaudited)	$78.38	0.17	(19.61)	(19.44)	(0.46)	(4.93)	(5.39)	—
Year Ended September 30, 2019	$89.11	0.49	(5.02)	(4.53)	(0.30)	(5.90)	(6.20)	—
Year Ended September 30, 2018	$90.19	0.26	6.60	6.86	(0.25)	(7.69)	(7.94)	—
Year Ended September 30, 2017	$78.46	0.16	15.81	15.97	(0.14)	(4.10)	(4.24)	—	(f)
Period Ended September 30, 2016	$69.89	0.10	8.47	8.57	—	—	—	—	(f)
Year Ended December 31, 2015	$74.05	0.07	(3.15)	(3.08)	(0.08)	(1.00)	(1.08)	—	(f)
Sterling Capital Ultra Short Bond Fund
Six Months Ended March 31, 2020 (Unaudited)	$9.79	0.11	(0.18)	(0.07)	(0.11)	—	(0.11)	—
Year Ended September 30, 2019	$9.75	0.26	0.03	0.29	(0.25)	—	(0.25)	—
Year Ended September 30, 2018	$9.79	0.16	(0.02)	0.14	(0.18)	—	(0.18)	—
Year Ended September 30, 2017	$9.81	0.09	0.04	0.13	(0.15)	—	(0.15)	—
Year Ended September 30, 2016	$9.86	0.09	0.03	0.12	(0.17)	—	(0.17)	—
Year Ended September 30, 2015	$9.94	0.07	(0.03)	0.04	(0.12)	—	(0.12)	—

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Period from commencement of operations.
(e)	Each of the Stratton Mid Cap Value Fund, the Stratton Real Estate Fund, and the Stratton Small Cap Value Fund (collectively, the “Predecessor Funds”) transferred its assets and liabilities to, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund and Sterling Capital Stratton Small Cap Value Fund, respectively (collectively, the “Fund Mergers”) at the close of business on November 13, 2015. Because the Funds had no investment operations prior to the closing of the Fund Mergers, and based on the similarity of the Funds to the Predecessor Funds, each Predecessor Fund is treated as the survivor of the relevant Fund Merger for accounting and performance reporting purposes.
(f)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

126

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$7.01	(23.91)%	$11,799	0.65%	2.10%	0.85%	52.21%
$9.49	(8.44)%	$16,721	0.69%	3.62%	0.89%	97.74%
$11.18	(1.25)%	$19,266	0.65%	2.33%	0.85%	96.65%
$11.76	23.46%	$81,876	0.68%	2.59%	0.95%	91.65%
$9.69	7.30%	$69,954	0.80%	2.48%	1.16%	125.35%
$9.24	(7.36)%	$18,592	1.03%	2.82%	1.18%	133.50%

$9.85	(22.53)%	$4,412	0.79%	0.26%	1.11%	32.66%
$13.31	6.65%	$5,386	0.79%	0.07%	1.20%	45.11%
$12.48	8.39%	$4,886	0.79%	(0.13)%	1.04%	45.64%
$11.77	17.84%	$4,460	0.79%	0.19%	1.35%	37.97%

$47.70	(23.44)%	$44,555	0.92%	0.56%	0.93%	4.79%
$64.31	1.97%	$61,908	0.95%	0.73%	0.95%	6.75%
$69.02	7.81%	$66,554	0.95%	0.40%	0.95%	14.47%
$66.47	19.47%	$66,030	0.91%	0.32%	0.92%	12.19%
$55.97	6.51%	$63,513	0.95%	0.18%	0.97%	11.16%
$52.55	(1.75)%	$64,364	1.04%	0.26%	1.04%	19.28%

$32.06	(20.52)%	$80,131	0.81%	0.92%	0.81%	8.82%
$42.36	19.06%	$105,216	0.82%	2.03%	0.82%	14.56%
$37.63	6.42%	$91,626	0.82%	2.21%	0.82%	8.34%
$37.10	1.16%	$96,199	0.79%	2.23%	0.81%	13.52%
$39.74	11.73%	$104,688	0.83%	2.13%	0.85%	18.43%
$36.01	1.85%	$96,198	0.89%	1.82%	0.89%	15.47%

$53.55	(26.90)%	$609,648	1.02%	0.45%	1.08%	6.21%
$78.38	(4.55)%	$959,875	1.03%	0.64%	1.08%	8.60%
$89.11	7.98%	$1,296,897	1.03%	0.29%	1.06%	15.51%
$90.19	20.73%	$1,183,974	1.06%	0.19%	1.06%	7.04%
$78.46	12.26%	$1,213,344	1.08%	0.20%	1.08%	3.42%
$69.89	(4.14)%	$1,156,577	1.11%	0.10%	1.11%	6.33%

$9.61	(0.72)%	$20,622	0.43%	2.28%	0.60%	19.48%
$9.79	3.06%	$15,343	0.42%	2.70%	0.52%	103.69%
$9.75	1.46%	$21,926	0.41%	1.65%	0.51%	74.56%
$9.79	1.36%	$33,879	0.43%	0.95%	0.53%	59.57%
$9.81	1.24%	$54,183	0.45%	0.90%	0.54%	43.02%
$9.86	0.40%	$35,384	0.53%	0.66%	0.55%	66.19%
127

Sterling Capital Funds

Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Short Duration Bond Fund
Six Months Ended March 31, 2020 (Unaudited)	$8.65	0.10	(0.16)	(0.06)	(0.11)	—	—	(0.11)
Year Ended September 30, 2019	$8.52	0.23	0.15	0.38	(0.25)	—	—	(0.25)
Year Ended September 30, 2018	$8.69	0.19	(0.12)	0.07	(0.24)	—	—	(0.24)
Year Ended September 30, 2017	$8.81	0.12	(0.01)	0.11	(0.23)	—	—	(0.23)
Year Ended September 30, 2016	$8.86	0.12	0.07	0.19	(0.24)	—	—	(0.24)
Year Ended September 30, 2015	$9.07	0.13	(0.06)	0.07	(0.28)	—	—	(0.28)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2020 (Unaudited)	$9.93	0.11	0.24	0.35	(0.14)	—	—	(0.14)
Year Ended September 30, 2019	$9.49	0.23	0.48	0.71	(0.27)	—	—	(0.27)
Year Ended September 30, 2018	$9.92	0.19	(0.34)	(0.15)	(0.28)	—	—	(0.28)
Year Ended September 30, 2017	$10.25	0.18	(0.28)	(0.10)	(0.23)	—	—	(0.23)
Year Ended September 30, 2016	$10.19	0.15	0.12	0.27	(0.21)	—	—	(0.21)
Year Ended September 30, 2015	$10.21	0.16	0.04	0.20	(0.22)	—	—	(0.22)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2020 (Unaudited)	$10.89	0.14	(0.05)	0.09	(0.16)	— (d)	—	(0.16)
Year Ended September 30, 2019	$10.20	0.32	0.71	1.03	(0.34)	—	—	(0.34)
Year Ended September 30, 2018	$10.60	0.29	(0.37)	(0.08)	(0.32)	—	—	(0.32)
Year Ended September 30, 2017	$10.82	0.25	(0.15)	0.10	(0.32)	—	—	(0.32)
Year Ended September 30, 2016	$10.54	0.28	0.35	0.63	(0.35)	—	—	(0.35)
Year Ended September 30, 2015	$10.67	0.31	(0.07)	0.24	(0.37)	—	—	(0.37)
Sterling Capital Corporate Fund
Six Months Ended March 31, 2020 (Unaudited)	$10.38	0.15	(0.61)	(0.46)	(0.15)	—	—	(0.15)
Year Ended September 30, 2019	$9.81	0.33	0.56	0.89	(0.32)	—	—	(0.32)
Year Ended September 30, 2018	$10.24	0.32	(0.36)	(0.04)	(0.32)	(0.07)	—	(0.39)
Year Ended September 30, 2017	$10.36	0.32	(0.09)	0.23	(0.31)	(0.04)	—	(0.35)
Year Ended September 30, 2016	$10.10	0.31	0.26	0.57	(0.31)	—	—	(0.31)
Year Ended September 30, 2015	$10.25	0.32	(0.14)	0.18	(0.31)	(0.01)	(0.01)	(0.33)
Sterling Capital Quality Income Fund
Six Months Ended March 31, 2020 (Unaudited)	$10.10	0.14	— (d)	0.14	(0.14)	—	—	(0.14)
Year Ended September 30, 2019	$9.62	0.31	0.47	0.78	(0.30)	—	—	(0.30)
Year Ended September 30, 2018	$9.95	0.29	(0.32)	(0.03)	(0.30)	—	—	(0.30)
Year Ended September 30, 2017	$10.10	0.23	(0.11)	0.12	(0.27)	—	—	(0.27)
Year Ended September 30, 2016	$9.98	0.22	0.16	0.38	(0.26)	—	—	(0.26)
Year Ended September 30, 2015	$9.91	0.23	0.12	0.35	(0.28)	—	—	(0.28)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2020 (Unaudited)	$10.31	0.10	(0.02)	0.08	(0.10)	(0.02)	—	(0.12)
Year Ended September 30, 2019	$9.89	0.21	0.48	0.69	(0.21)	(0.06)	—	(0.27)
Year Ended September 30, 2018	$10.26	0.22	(0.34)	(0.12)	(0.22)	(0.03)	—	(0.25)
Year Ended September 30, 2017	$10.63	0.23	(0.23)	—	(0.23)	(0.14)	—	(0.37)
Year Ended September 30, 2016	$10.61	0.27	0.14	0.41	(0.26)	(0.13)	—	(0.39)
Year Ended September 30, 2015	$10.84	0.28	(0.05)	0.23	(0.28)	(0.18)	—	(0.46)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2020 (Unaudited)	$10.97	0.11	(0.01)	0.10	(0.11)	(0.06)	—	(0.17)
Year Ended September 30, 2019	$10.63	0.22	0.47	0.69	(0.22)	(0.13)	—	(0.35)
Year Ended September 30, 2018	$11.04	0.23	(0.35)	(0.12)	(0.23)	(0.06)	—	(0.29)
Year Ended September 30, 2017	$11.33	0.23	(0.21)	0.02	(0.23)	(0.08)	—	(0.31)
Year Ended September 30, 2016	$11.19	0.23	0.21	0.44	(0.23)	(0.07)	—	(0.30)
Year Ended September 30, 2015	$11.25	0.23	—	0.23	(0.23)	(0.06)	—	(0.29)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

128

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$8.48	(0.67)%	$165,266	0.42%	2.39%	0.52%	29.74%
$8.65	4.55%	$171,989	0.43%	2.68%	0.53%	78.58%
$8.52	0.80%	$126,878	0.43%	2.20%	0.53%	62.02%
$8.69	1.28%	$67,467	0.45%	1.37%	0.55%	78.77%
$8.81	2.24%	$77,374	0.49%	1.34%	0.56%	54.68%
$8.86	0.82%	$78,390	0.55%	1.41%	0.57%	55.74%

$10.14	3.53%	$9,634	0.53%	2.15%	0.68%	33.53%
$9.93	7.54%	$11,052	0.57%	2.35%	0.66%	40.13%
$9.49	(1.48)%	$17,961	0.65%	1.99%	0.66%	40.85%
$9.92	(0.95)%	$16,412	0.62%	1.80%	0.66%	32.44%
$10.25	2.63%	$18,871	0.61%	1.48%	0.72%	49.39%
$10.19	1.98%	$21,648	0.67%	1.56%	0.73%	62.02%

$10.82	0.82%	$1,114,300	0.44%	2.59%	0.56%	32.87%
$10.89	10.27%	$1,065,346	0.45%	3.10%	0.58%	79.40%
$10.20	(0.74)%	$860,437	0.45%	2.79%	0.57%	62.28%
$10.60	1.00%	$997,074	0.47%	2.38%	0.57%	64.07%
$10.82	6.10%	$709,103	0.49%	2.67%	0.59%	65.47%
$10.54	2.29%	$612,927	0.48%	2.88%	0.58%	41.37%

$9.77	(4.54)%	$18,944	0.67%	2.82%	0.68%	22.89%
$10.38	9.28%	$22,651	0.68%	3.25%	0.69%	82.23%
$9.81	(0.45)%	$30,805	0.63%	3.18%	0.63%	66.82%
$10.24	2.32%	$29,471	0.63%	3.09%	0.63%	78.79%
$10.36	5.70%	$31,755	0.64%	3.02%	0.64%	83.88%
$10.10	1.76%	$63,992	0.63%	3.12%	0.63%	33.94%

$10.10	1.42%	$36,767	0.58%	2.74%	0.62%	13.11%
$10.10	8.27%	$36,361	0.60%	3.15%	0.64%	17.58%
$9.62	(0.28)%	$37,088	0.58%	2.97%	0.62%	19.17%
$9.95	1.23%	$39,533	0.60%	2.31%	0.64%	34.72%
$10.10	3.86%	$46,364	0.61%	2.16%	0.65%	43.63%
$9.98	3.54%	$46,249	0.59%	2.28%	0.63%	19.85%

$10.27	0.75%	$7,873	0.67%	1.87%	0.67%	3.45%
$10.31	7.06%	$7,036	0.70%	2.05%	0.70%	32.58%
$9.89	(1.19)%	$7,705	0.68%	2.20%	0.68%	20.37%
$10.26	0.05%	$8,026	0.68%	2.26%	0.71%	17.93%
$10.63	3.95%	$8,580	0.66%	2.50%	0.77%	16.44%
$10.61	2.15%	$9,533	0.70%	2.62%	0.79%	17.34%

$10.90	0.90%	$8,672	0.69%	1.94%	0.70%	0.00%
$10.97	6.70%	$9,966	0.67%	2.09%	0.69%	20.76%
$10.63	(1.07)%	$13,236	0.63%	2.14%	0.63%	31.12%
$11.04	0.26%	$16,991	0.61%	2.13%	0.65%	5.89%
$11.33	3.97%	$24,621	0.61%	2.00%	0.71%	14.36%
$11.19	2.05%	$28,968	0.65%	2.07%	0.71%	18.38%
129

Sterling Capital Funds

Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2020 (Unaudited)	$10.91	0.12	(0.04)	0.08	(0.12)	—	(0.12)
Year Ended September 30, 2019	$10.43	0.25	0.48	0.73	(0.25)	—	(0.25)
Year Ended September 30, 2018	$10.78	0.26	(0.35)	(0.09)	(0.26)	—	(0.26)
Year Ended September 30, 2017	$11.08	0.25	(0.26)	(0.01)	(0.25)	(0.04)	(0.29)
Year Ended September 30, 2016	$10.97	0.26	0.17	0.43	(0.26)	(0.06)	(0.32)
Year Ended September 30, 2015	$10.98	0.27	0.01	0.28	(0.27)	(0.02)	(0.29)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2020 (Unaudited)	$11.20	0.12	(0.03)	0.09	(0.12)	—	(0.12)
Year Ended September 30, 2019	$10.69	0.23	0.51	0.74	(0.23)	—	(0.23)
Year Ended September 30, 2018	$11.03	0.23	(0.34)	(0.11)	(0.23)	—	(0.23)
Year Ended September 30, 2017	$11.22	0.22	(0.19)	0.03	(0.22)	—	(0.22)
Year Ended September 30, 2016	$11.06	0.23	0.20	0.43	(0.23)	(0.04)	(0.27)
Year Ended September 30, 2015	$11.07	0.24	0.01	0.25	(0.24)	(0.02)	(0.26)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2020 (Unaudited)	$11.97	0.12	(0.04)	0.08	(0.12)	—	(0.12)
Year Ended September 30, 2019	$11.40	0.26	0.57	0.83	(0.26)	—	(0.26)
Year Ended September 30, 2018	$11.76	0.26	(0.36)	(0.10)	(0.26)	—	(0.26)
Year Ended September 30, 2017	$12.13	0.26	(0.28)	(0.02)	(0.26)	(0.09)	(0.35)
Year Ended September 30, 2016	$11.98	0.27	0.19	0.46	(0.27)	(0.04)	(0.31)
Year Ended September 30, 2015	$12.06	0.28	(0.01)	0.27	(0.28)	(0.07)	(0.35)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2020 (Unaudited)	$10.13	0.11	(0.01)	0.10	(0.11)	(0.01)	(0.12)
Year Ended September 30, 2019	$9.73	0.24	0.42	0.66	(0.24)	(0.02)	(0.26)
Year Ended September 30, 2018	$10.05	0.24	(0.31)	(0.07)	(0.24)	(0.01)	(0.25)
Year Ended September 30, 2017	$10.28	0.23	(0.18)	0.05	(0.23)	(0.05)	(0.28)
Year Ended September 30, 2016	$10.15	0.24	0.17	0.41	(0.23)	(0.05)	(0.28)
Year Ended September 30, 2015	$10.17	0.24	0.01	0.25	(0.24)	(0.03)	(0.27)
Sterling Capital Diversified Income Fund(d)
Six Months Ended March 31, 2020 (Unaudited)	$10.43	0.23	(2.24)	(2.01)	(0.27)	—	(0.27)
Year Ended September 30, 2019	$10.76	0.50	(0.29)	0.21	(0.54)	—	(0.54)
Year Ended September 30, 2018	$10.92	0.37	(0.09)	0.28	(0.44)	—	(0.44)
Year Ended September 30, 2017	$10.94	0.45	(0.04)	0.41	(0.43)	—	(0.43)
Year Ended September 30, 2016	$10.32	0.36	0.66	1.02	(0.40)	—	(0.40)
Year Ended September 30, 2015	$10.71	0.46	(0.58)	(0.12)	(0.27)	—	(0.27)
Sterling Capital Strategic Allocation Balanced
Fund(d)
Six Months Ended March 31, 2020 (Unaudited)	$12.17	0.19	(1.72)	(1.53)	(0.19)	(0.42)	(0.61)
Year Ended September 30, 2019	$12.17	0.29	— (e)	0.29	(0.29)	—	(0.29)
Year Ended September 30, 2018	$11.98	0.25	0.24	0.49	(0.30)	—	(0.30)
Year Ended September 30, 2017	$10.90	0.19	1.08	1.27	(0.19)	—	(0.19)
Year Ended September 30, 2016	$10.39	0.20	0.54	0.74	(0.23)	—	(0.23)
Year Ended September 30, 2015	$10.73	0.16	(0.32)	(0.16)	(0.18)	—	(0.18)
Sterling Capital Strategic Allocation Growth Fund(d)
Six Months Ended March 31, 2020 (Unaudited)	$12.10	0.10	(2.00)	(1.90)	(0.20)	(0.48)	(0.68)
Year Ended September 30, 2019	$12.28	0.26	(0.18)	0.08	(0.26)	—	(0.26)
Year Ended September 30, 2018	$11.93	0.24	0.39	0.63	(0.28)	—	(0.28)
Year Ended September 30, 2017	$10.56	0.15	1.36	1.51	(0.14)	—	(0.14)
Year Ended September 30, 2016	$10.01	0.14	0.61	0.75	(0.20)	—	(0.20)
Year Ended September 30, 2015	$10.41	0.11	(0.38)	(0.27)	(0.13)	—	(0.13)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(e)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements.

130

		Ratios/Supplementary Data
Net Asset Value, End of Year	Total Return (b)	Net Assets, End of Year (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.87	0.69%	$125,976	0.54%	2.12%	0.54%	5.20%
$10.91	7.10%	$140,022	0.55%	2.37%	0.55%	33.12%
$10.43	(0.81)%	$133,812	0.54%	2.49%	0.54%	22.06%
$10.78	(0.06)%	$140,484	0.54%	2.34%	0.58%	25.92%
$11.08	3.94%	$157,284	0.55%	2.33%	0.65%	10.05%
$10.97	2.53%	$147,048	0.59%	2.44%	0.66%	16.80%

$11.17	0.76%	$67,768	0.55%	2.06%	0.55%	0.00%
$11.20	7.02%	$66,331	0.56%	2.13%	0.56%	23.84%
$10.69	(1.02)%	$63,090	0.55%	2.10%	0.55%	27.71%
$11.03	0.34%	$69,746	0.56%	2.03%	0.59%	31.17%
$11.22	3.87%	$72,722	0.57%	2.03%	0.67%	2.69%
$11.06	2.27%	$58,132	0.61%	2.17%	0.68%	12.53%

$11.93	0.68%	$58,555	0.55%	2.04%	0.55%	2.33%
$11.97	7.31%	$59,312	0.56%	2.18%	0.56%	24.57%
$11.40	(0.88)%	$61,420	0.55%	2.22%	0.55%	21.08%
$11.76	(0.14)%	$70,780	0.55%	2.18%	0.59%	23.25%
$12.13	3.91%	$83,965	0.56%	2.23%	0.66%	16.18%
$11.98	2.24%	$78,506	0.60%	2.33%	0.67%	16.01%

$10.11	1.00%	$55,750	0.54%	2.22%	0.54%	2.63%
$10.13	6.85%	$53,352	0.56%	2.43%	0.56%	33.73%
$9.73	(0.73)%	$54,988	0.55%	2.39%	0.55%	17.53%
$10.05	0.52%	$59,567	0.56%	2.34%	0.59%	21.00%
$10.28	4.18%	$64,199	0.57%	2.30%	0.67%	11.31%
$10.15	2.44%	$66,716	0.60%	2.37%	0.67%	10.34%

$8.15	(19.72)%	$7,278	0.53%	4.58%	0.53%	10.00%
$10.43	2.05%	$8,799	0.54%	4.79%	0.54%	26.68%
$10.76	2.61%	$6,807	0.55%	3.39%	0.55%	48.19%
$10.92	3.88%	$7,962	0.50%	4.11%	0.50%	43.86%
$10.94	10.13%	$26,328	0.39%	3.43%	0.47%	67.18%
$10.32	(1.23)%	$27,896	0.20%	4.29%	0.45%	126.46%

$10.03	(13.38)%	$224	0.16%	3.19%	0.41%	3.72%
$12.17	2.50%	$331	0.16%	2.48%	0.41%	9.41%
$12.17	4.11%	$223	0.16%	2.06%	0.41%	14.41%
$11.98	11.75%	$111	0.17%	1.67%	0.42%	0.80%
$10.90	7.24%	$80	0.16%	1.89%	0.40%	5.19%
$10.39	(1.57)%	$106	0.15%	1.43%	0.40%	49.24%

$9.52	(16.85)%	$139	0.16%	1.65%	0.41%	3.32%
$12.10	0.84%	$700	0.16%	2.23%	0.41%	10.69%
$12.28	5.33%	$749	0.19%	1.95%	0.44%	17.81%
$11.93	14.48%	$692	0.19%	1.34%	0.44%	1.92%
$10.56	7.58%	$725	0.18%	1.35%	0.43%	5.95%
$10.01	(2.67)%	$1,516	0.17%	1.00%	0.42%	58.40%
131

Sterling Capital Funds

Financial Highlights, Class R Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net investment income (loss)(a)	Net realized/ unrealized gains (loss) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2020 (Unaudited)	$15.43	— (d)	(3.88)	(3.88)	(0.18)	(1.13)	(1.31)
Year Ended September 30, 2019	$18.43	0.03	(0.77)	(0.74)	—	(2.26)	(2.26)
Year Ended September 30, 2018	$18.15	(0.07)	1.19	1.12	—	(0.84)	(0.84)
Year Ended September 30, 2017	$16.25	— (d)	2.43	2.43	—	(0.53)	(0.53)
Year Ended September 30, 2016	$17.59	(0.02)	2.02	2.00	—	(3.34)	(3.34)
Year Ended September 30, 2015	$18.93	0.02	(0.14)	(0.12)	(0.05)	(1.17)	(1.22)
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2020 (Unaudited)	$14.42	— (d)	(4.83)	(4.83)	(0.13)	—	(0.13)
Year Ended September 30, 2019	$18.52	0.14	(2.07)	(1.93)	(0.19)	(1.98)	(2.17)
Year Ended September 30, 2018	$18.32	0.13	0.85	0.98	(0.13)	(0.65)	(0.78)
Year Ended September 30, 2017	$15.14	0.18	3.08	3.26	(0.08)	—	(0.08)
Year Ended September 30, 2016	$14.00	0.14	1.15	1.29	(0.14)	(0.01)	(0.15)
Year Ended September 30, 2015	$14.28	0.13	0.15	0.28	(0.12)	(0.44)	(0.56)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2020 (Unaudited)	$24.83	(0.03)	(4.94)	(4.97)	—	(1.33)	(1.33)
Year Ended September 30, 2019	$26.63	(0.04)	0.10	0.06	—	(1.86)	(1.86)
Year Ended September 30, 2018	$24.79	(0.04)	3.94	3.90	(0.12)	(1.94)	(2.06)
Year Ended September 30, 2017	$21.83	(0.04)	3.41	3.37	—	(0.41)	(0.41)
Year Ended September 30, 2016	$23.28	(0.05)	1.91	1.86	—	(3.31)	(3.31)
Year Ended September 30, 2015	$23.69	(0.11)	0.90	0.79	—	(1.20)	(1.20)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2020 (Unaudited)	$21.10	0.16	(4.33)	(4.17)	(0.17)	(0.84)	(1.01)
Year Ended September 30, 2019	$21.39	0.34	1.22	1.56	(0.33)	(1.52)	(1.85)
Year Ended September 30, 2018	$20.70	0.29	2.63	2.92	(0.28)	(1.95)	(2.23)
Year Ended September 30, 2017	$18.18	0.29	2.58	2.87	(0.33)	(0.02)	(0.35)
Year Ended September 30, 2016	$17.25	0.26	2.04	2.30	(0.27)	(1.10)	(1.37)
Year Ended September 30, 2015	$18.84	0.26	(1.06)	(0.80)	(0.28)	(0.51)	(0.79)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2020 (Unaudited)	$10.84	0.11	(0.05)	0.06	(0.13)	— (d)	(0.13)
Year Ended September 30, 2019	$10.16	0.27	0.70	0.97	(0.29)	—	(0.29)
Year Ended September 30, 2018	$10.55	0.25	(0.37)	(0.12)	(0.27)	—	(0.27)
Year Ended September 30, 2017	$10.77	0.20	(0.15)	0.05	(0.27)	—	(0.27)
Year Ended September 30, 2016	$10.49	0.23	0.35	0.58	(0.30)	—	(0.30)
Year Ended September 30, 2015	$10.62	0.25	(0.06)	0.19	(0.32)	—	(0.32)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.005.
(e)	Net Assets are below $1,000.

See accompanying Notes to the Financial Statements.

132

		Ratios/Supplementary Data
Net Asset Value, End of Year	Total Return (excludes sales charge)(b)	Net Assets, End of Year (000)		Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.24	(27.88)%	$4		1.40%	(0.03)%	1.54%	9.96%
$15.43	(3.02)%	$5		1.42%	0.19%	1.42%	26.62%
$18.43	6.29%	$3		1.42%	(0.39)%	1.42%	34.62%
$18.15	15.18%	$2		1.39%	(0.01)%	1.39%	24.83%
$16.25	12.82%	$—	(e)	1.43%	(0.12)%	1.43%	25.45%
$17.59	(0.89)%	$—	(e)	1.44%	0.08%	1.44%	30.61%

$9.46	(33.77)%	$119		1.30%	(0.01)%	1.34%	55.18%
$14.42	(9.84)%	$107		1.30%	0.97%	1.30%	124.82%
$18.52	5.44%	$63		1.28%	0.69%	1.28%	89.85%
$18.32	21.52%	$33		1.29%	1.09%	1.29%	109.05%
$15.14	9.22%	$—	(e)	1.38%	0.99%	1.38%	120.42%
$14.00	1.84%	$—	(e)	1.50%	0.89%	1.50%	101.99%

$18.53	(21.40)%	$76		1.35%	(0.25)%	1.35%	8.93%
$24.83	0.95%	$288		1.36%	(0.18)%	1.36%	17.31%
$26.63	16.80%	$173		1.36%	(0.18)%	1.36%	22.78%
$24.79	15.66%	$266		1.36%	(0.16)%	1.36%	18.92%
$21.83	8.34%	$191		1.42%	(0.25)%	1.48%	27.32%
$23.28	3.51%	$46		1.47%	(0.44)%	1.47%	26.98%

$15.92	(20.77)%	$1,332		1.26%	1.55%	1.26%	19.19%
$21.10	8.24%	$2,825		1.28%	1.67%	1.28%	23.20%
$21.39	14.97%	$2,548		1.27%	1.41%	1.27%	19.49%
$20.70	15.96%	$3,694		1.28%	1.52%	1.28%	16.93%
$18.18	14.18%	$1,921		1.46%	1.54%	1.46%	20.64%
$17.25	(4.40)%	$1,957		1.47%	1.40%	1.47%	27.53%

$10.77	0.57%	$52		0.94%	2.12%	1.07%	32.87%
$10.84	9.65%	$29		0.95%	2.62%	1.08%	79.40%
$10.16	(1.13)%	$36		0.93%	2.45%	1.08%	62.28%
$10.55	0.50%	$5		0.96%	1.90%	1.04%	64.07%
$10.77	5.59%	$5		0.99%	2.20%	1.07%	65.47%
$10.49	1.77%	$6		0.98%	2.39%	1.09%	41.37%
133

Sterling Capital Funds

Financial Highlights, Class R6 Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Six Months Ended March 31, 2020 (Unaudited)	$19.62	0.20	(4.43)	(4.23)	(0.18)	(0.58)	(0.76)
Year Ended September 30, 2019	$22.43	0.46	(1.08)	(0.62)	(0.44)	(1.75)	(2.19)
February 1, 2018 to September 30, 2018(d)	$22.89	0.28	(0.45)	(0.17)	(0.29)	—	(0.29)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2020 (Unaudited)	$16.48	(0.03)	(4.11)	(4.14)	(0.23)	(1.13)	(1.36)
Year Ended September 30, 2019	$19.44	0.11	(0.78)	(0.67)	(0.03)	(2.26)	(2.29)
February 1, 2018 to September 30, 2018(d)	$20.22	0.03	(0.81)	(0.78)	—	—	—
Sterling Capital Behavioral Small Cap Value Equity Fund
Six Months Ended March 31, 2020 (Unaudited)	$14.67	0.04	(4.92)	(4.88)	(0.15)	—	(0.15)
Year Ended September 30, 2019	$18.84	0.23	(2.10)	(1.87)	(0.32)	(1.98)	(2.30)
February 1, 2018 to September 30, 2018(d)	$18.59	0.17	0.08	0.25	—	—	—
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2020 (Unaudited)	$26.09	0.05	(5.22)	(5.17)	(0.07)	(1.33)	(1.40)
Year Ended September 30, 2019	$27.75	0.10	0.12	0.22	(0.02)	(1.86)	(1.88)
February 1, 2018 to September 30, 2018(d)	$26.44	0.04	1.42	1.46	(0.15)	—	(0.15)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2020 (Unaudited)	$21.34	0.24	(4.40)	(4.16)	(0.23)	(0.84)	(1.07)
Year Ended September 30, 2019	$21.61	0.47	1.23	1.70	(0.45)	(1.52)	(1.97)
February 1, 2018 to September 30, 2018(d)	$21.49	0.30	0.12	0.42	(0.30)	—	(0.30)
Sterling Capital Behavioral International Equity Fund
Six Months Ended March 31, 2020 (Unaudited)	$9.49	0.10	(2.28)	(2.18)	(0.30)	—	(0.30)
Year Ended September 30, 2019	$11.19	0.36	(1.34)	(0.98)	(0.32)	(0.40)	(0.72)
February 1, 2018 to September 30, 2018(d)	$12.35	0.35	(1.51)	(1.16)	—	—	—
Sterling Capital Stratton Real Estate Fund
January 31, 2020 to March 31, 2020(d)	$41.35	0.22	(9.14)	(8.92)	(0.36)	—	(0.36)
Sterling Capital Stratton Small Cap Value Fund
January 31, 2020 to March 31, 2020(d)	$77.13	0.03	(23.60)	(23.57)	—	—	—
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2020 (Unaudited)	$10.89	0.15	(0.05)	0.10	(0.16)	— (f)	(0.16)
Year Ended September 30, 2019	$10.20	0.33	0.71	1.04	(0.35)	—	(0.35)
February 1, 2018 to September 30, 2018(d)	$10.48	0.21	(0.27)	(0.06)	(0.22)	—	(0.22)

*	During the periods certain fees were waived (See Note 5 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Period from commencement of operations.
(e)	Net Assets are below $1,000.
(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

134

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)		Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$14.63	(22.45)%	$176,670		0.58%	2.08%	0.64%	71.10%
$19.62	(2.02)%	$239,763		0.58%	2.35%	0.64%	142.59%
$22.43	(0.69)%	$270,105		0.58%	1.94%	0.63%	127.89%

$10.98	(27.74)%	$—	(e)	0.47%	(0.15)%	0.47%	9.96%
$16.48	(2.45)%	$247,949		0.82%	0.68%	0.93%	26.62%
$19.44	(3.86)%	$285,847		0.83%	0.26%	0.93%	34.62%

$9.64	(33.66)%	$56,744		0.73%	0.58%	0.82%	51.18%
$14.67	(9.29)%	$210,436		0.73%	1.53%	0.80%	124.82%
$18.84	1.34%	$191,051		0.73%	1.38%	0.79%	89.85%

$19.52	(21.18)%	$269,285		0.77%	0.38%	0.85%	8.93%
$26.09	1.53%	$355,672		0.77%	0.40%	0.86%	17.31%
$27.75	5.60%	$372,948		0.78%	0.21%	0.85%	22.78%

$16.10	(20.50)%	$268,656		0.66%	2.28%	0.76%	19.19%
$21.34	8.89%	$345,806		0.66%	2.28%	0.77%	23.20%
$21.61	2.03%	$317,827		0.66%	2.16%	0.77%	19.49%

$7.01	(23.87)%	$59,584		0.61%	2.15%	0.85%	52.21%
$9.49	(8.48)%	$78,307		0.61%	3.77%	0.89%	97.74%
$11.19	(9.39)%	$62,804		0.62%	4.63%	0.87%	96.65%

$32.07	(21.90)%	$—	(e)	0.67%	3.63%	0.67%	8.82%

$53.56	(31.14)%	$—	(e)	0.86%	0.28%	0.88%	6.21%

$10.82	0.87%	$414,380		0.35%	2.69%	0.56%	32.87%
$10.89	10.38%	$350,129		0.35%	3.20%	0.58%	79.40%
$10.20	(0.52)%	$281,637		0.35%	3.16%	0.59%	62.28%
135

Sterling Capital Funds

Notes to Financial Statements

March 31, 2020 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital SMID Opportunities Fund, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Quality Income Fund (formerly Sterling Capital Securitized Opportunities Fund), Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund are referred to as the “Funds of Funds.” The Funds, excluding the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

By owning shares of underlying investment companies, each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in debt securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate related securities. In addition, underlying investment companies may invest in derivatives and may engage in long/short equity strategies and in option writing strategies. The Funds of Funds except for Sterling Capital Diversified Income Fund currently invest only in other Funds that are part of the Sterling Capital Funds group of investment companies (not including cash sweep vehicles). Financial information for those Sterling Capital Funds is included in this report and also is available at www.sec.gov. Financial information for the other underlying Funds is available at www.sec.gov.

The Funds are authorized to issue an unlimited amount of shares. As of March 31, 2020, the Funds discussed herein offered up to five classes of shares: Class A Shares, Class C Shares, Class R Shares, Class R6 Shares and Institutional Shares. Class A Shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital SMID Opportunities Fund, and the Funds of Funds have a maximum sales charge of 5.75% as a percentage of original purchase price. Class A Shares of Sterling Capital Ultra Short Bond Fund have a maximum sales charge of 0.50%. Class A Shares of Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund, Sterling Capital Total Return Fund, Sterling Capital Quality Income Fund, and the Tax-Free Funds have a maximum sales charge of 2.00% as a percentage of the original purchase price. Purchases of $1 million or more of Class A Shares are not subject to a front-end sales charge but will be subject to a Contingent Deferred Sales Charge (“CDSC”) of up to 1.00% of the purchase price if redeemed within two years after purchase for all Funds except the Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Quality Income Fund, and Sterling Capital Ultra Short Bond Fund. With respect to the Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Corporate Fund, Sterling Capital Total Return Bond Fund, and Sterling Capital Quality Income Fund, sales of Class A shares over $250,000 are not subject to a sales load but will be subject to a CDSC of up to 0.50% of the purchase price if redeemed within 18 months of purchase. With respect to Sterling Capital Ultra Short Bond Fund, sales of Class A shares over $100,000 are not subject to a sales load.

136

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2020 (Unaudited)

This charge is based on the lower of the price paid for the shares or their net asset value at the time of redemption. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”)Accounting Standard Codification Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Variable Net Asset Value Funds in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Sterling Capital Behavioral International Equity Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

137

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2020 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2020, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2020 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund	$202,416,545	(a)	$—		$—	$202,416,545
Sterling Capital Mid Value Fund	53,886,443	(a)	—		—	53,886,443
Sterling Capital Behavioral Small Cap Value Equity Fund	68,384,772	(a)	—		—	68,384,772
Sterling Capital Special Opportunities Fund	749,766,858	(a)	—		—	749,766,858
Sterling Capital Equity Income Fund	1,481,605,361	(a)	—		—	1,481,605,361
Sterling Capital Behavioral International Equity Fund	2,473,120	(a)	68,382,322	(a)	—	70,855,442
Sterling Capital SMID Opportunities Fund	8,899,769	(a)	—		—	8,899,769
Sterling Capital Stratton Mid Cap Value Fund	44,644,535	(a)	—		—	44,644,535
Sterling Capital Stratton Real Estate Fund	81,644,134	(a)	—		—	81,644,134
Sterling Capital Stratton Small Cap Value Fund	610,320,992	(a)	—		—	610,320,992
Sterling Capital Ultra Short Bond Fund	276,183	(b)	22,592,327	(a)	—	22,868,510
Sterling Capital Short Duration Bond Fund	5,158,091	(b)	164,173,427	(a)	—	169,331,518
Sterling Capital Intermediate U.S. Government Fund	306,595	(b)	13,642,553	(a)	—	13,949,148
Sterling Capital Total Return Bond Fund	37,206,491	(b)	1,593,658,958	(a)	—	1,630,865,449
Sterling Capital Corporate Fund	117,553	(b)	19,252,357	(a)	—	19,369,910
Sterling Capital Quality Income Fund	390,896	(b)	36,352,069	(a)	—	36,742,965
Sterling Capital Kentucky Intermediate Tax-Free Fund	221,967	(b)	10,872,781	(a)	—	11,094,748
Sterling Capital Maryland Intermediate Tax-Free Fund	56,312	(b)	12,521,082	(a)	—	12,577,394
Sterling Capital North Carolina Intermediate Tax-Free Fund	3,770,261	(b)	159,231,336	(a)	—	163,001,597
Sterling Capital South Carolina Intermediate Tax-Free Fund	985,696	(b)	79,333,405	(a)	—	80,319,101
Sterling Capital Virginia Intermediate Tax-Free Fund	257,847	(b)	75,376,448	(a)	—	75,634,295
Sterling Capital West Virginia Intermediate Tax-Free Fund	1,685,685	(b)	81,051,268	(a)	—	82,736,953
Sterling Capital Diversified Income Fund	15,054,694	(a)	—		—	15,054,694
Sterling Capital Strategic Allocation Balanced Fund	20,055,625	(a)	—		—	20,055,625
Sterling Capital Strategic Allocation Growth Fund	15,745,599	(a)	—		—	15,745,599

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents money market funds and/or certain preferred stocks.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Funds may invest their excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly for Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Quality Income Fund, and the Tax-Free Funds. Dividends from net investment income are declared and paid monthly for Sterling Capital Diversified Income Fund. Dividends from net investment income are declared and paid quarterly for Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital SMID Opportunities Fund, Sterling Capital Strategic Allocation Balanced Fund, and Sterling Capital Strategic Allocation

138

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2020 (Unaudited)

Growth Fund if the annualized yield of the distribution exceeds an amount determined annually by the Board. Dividends from net investment income for Sterling Capital Behavioral International Equity Fund is declared and paid annually. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital. Distributions to shareholders are recorded on the ex-dividend date.

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Foreign Currency Translation — The accounting records of the Sterling Capital Behavioral International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Sterling Capital Behavioral International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — The Sterling Capital Behavioral International Equity Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Total Return Bond Fund and Sterling Capital Corporate Fund may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales. The Funds did not hold any mortgage dollar rolls during the year.

Options Contracts — Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by them. Sterling Capital Diversified Income Fund may invest in underlying funds that engage in options writing strategies (including cash-secured put writing and covered call writing).

139

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2020 (Unaudited)

In writing an option, a Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, a Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may invest in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day after the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on when-issued securities until the underlying securities are received.

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. government securities and securities maturing less than one year from acquisition) for the period ended March 31, 2020 were as follows:

	Purchases	Sales
Sterling Capital Behavioral Large Cap Value Equity Fund	$185,194,660	$191,978,764
Sterling Capital Mid Value Fund	12,512,827	117,005,788
Sterling Capital Behavioral Small Cap Value Equity Fund	64,455,065	74,195,337
Sterling Capital Special Opportunities Fund	89,557,795	180,044,832
Sterling Capital Equity Income Fund	517,162,864	354,161,534
Sterling Capital Behavioral International Equity Fund	48,188,536	49,819,741
Sterling Capital SMID Opportunities Fund	5,740,946	3,248,822
Sterling Capital Stratton Mid Cap Value Fund	2,760,621	5,767,348
Sterling Capital Stratton Real Estate Fund	9,588,760	8,822,641
Sterling Capital Stratton Small Cap Value Fund	54,823,467	158,236,042
Sterling Capital Ultra Short Bond Fund	9,734,619	3,246,900
140

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2020 (Unaudited)

	Purchases	Sales
Sterling Capital Short Duration Bond Fund	$37,145,680	$23,193,411
Sterling Capital Intermediate U.S. Government Fund	—	135,000
Sterling Capital Total Return Bond Fund	277,257,323	155,249,928
Sterling Capital Corporate Fund	3,925,233	6,031,018
Sterling Capital Quality Income Fund	2,460,412	997,391
Sterling Capital Kentucky Intermediate Tax-Free Fund	1,139,911	373,406
Sterling Capital Maryland Intermediate Tax-Free Fund	—	1,347,356
Sterling Capital North Carolina Intermediate Tax-Free Fund	9,014,899	20,093,205
Sterling Capital South Carolina Intermediate Tax-Free Fund	2,519,000	—
Sterling Capital Virginia Intermediate Tax-Free Fund	1,767,270	2,307,710
Sterling Capital West Virginia Intermediate Tax-Free Fund	9,253,587	2,053,709
Sterling Capital Diversified Income Fund	1,901,433	2,895,955
Sterling Capital Strategic Allocation Balanced Fund	898,970	2,413,000
Sterling Capital Strategic Allocation Growth Fund	649,800	1,505,972

Purchases and sales of U.S. government securities (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2020 were as follows:

	Purchases	Sales
Sterling Capital Ultra Short Bond Fund	$536,342	$—
Sterling Capital Short Duration Bond Fund	16,205,330	28,122,755
Sterling Capital Intermediate U.S. Government Fund	4,761,307	5,126,444
Sterling Capital Total Return Bond Fund	445,918,776	350,154,123
Sterling Capital Corporate Fund	1,071,321	1,090,593
Sterling Capital Quality Income Fund	5,549,188	3,781,715

During the six months ended March 31, 2020, the Sterling Capital Behavioral Small Cap Value Equity Fund permitted an in-kind redemption of its shares, accepting redemption for such shares in the form of securities that are permissible investments of the Fund. The redemption in-kind occurred on October 3, 2019 and totaled $121,593,889.

During the six months ended March 31, 2020, the Sterling Capital Mid Value Fund permitted an in-kind redemption of its shares, accepting redemption for such shares in the form of securities that are permissible investments of the Fund. The redemption in-kind occurred on October 3, 2019 and totaled $237,873,708.

4.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended March 31, 2020 is as follows:

	Shares Held at September 30, 2019	Shares Purchased	Shares Sold	Shares Held at March 31, 2020	Value at March 31, 2020	Dividend Income October 1, 2019- March 31, 2020	Distributions and Net Realized Gain (Loss) October 1, 2019- March 31, 2020	Change in Unrealized Appreciation/ Depreciation October 1, 2019- March 31, 2020
Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	853,789	32,489	85,171	801,107	$5,615,757	$229,625	($26,211)	$(1,905,486)
Sterling Capital Equity Income Fund, Institutional Shares	184,926	8,193	10,377	182,742	2,942,138	41,093	167,847	(966,186)
Sterling Capital Special Opportunities Fund, Institutional Shares	153,736	7,472	14,891	146,317	2,854,639	7,870	230,504	(989,774)
Sterling Capital Total Return Bond Fund, Institutional Shares	851,119	21,749	85,980	786,888	8,514,130	19,887	28,204	(72,954)
Total Affiliates	2,043,570	69,903	196,419	1,917,054	$19,926,664	$298,475	$400,344	$(3,934,400)
141

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2020 (Unaudited)

	Shares Held at September 30, 2019	Shares Purchased	Shares Sold	Shares Held at March 31, 2020	Value at March 31, 2020	Dividend Income October 1, 2019- March 31, 2020	Distributions and Net Realized Gain (Loss) October 1, 2019- March 31, 2020	Change in Unrealized Appreciation/ Depreciation October 1, 2019- March 31, 2020
Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	831,465	27,533	56,953	802,045	$5,622,336	$231,385	$(7,772)	$(1,933,487)
Sterling Capital Equity Income Fund, Institutional Shares	184,839	7,221	9,064	182,996	2,946,236	41,259	169,336	(968,247)
Sterling Capital Special Opportunities Fund, Institutional Shares	151,758	7,413	12,642	146,529	2,858,778	7,956	234,108	(994,155)
Sterling Capital Total Return Bond Fund, Institutional Shares	425,541	4,802	35,958	394,385	4,267,246	43,109	3,727	(28,724)
Total Affiliates	1,593,603	46,969	114,617	1,525,955	$15,694,596	$323,709	$399,399	$(3,924,613)

5.	Related Party Transactions:

Under the terms of the investment advisory agreement, Sterling Capital Management LLC (“Sterling Capital” or the “Advisor”) is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees.” Sterling Capital’s waived investment advisory fees are included on the Statements of Operations as “Less expenses waived by the Investment Advisor.” Information regarding these transactions is as follows for the period ended March 31, 2020:

	Prior to February 1, 2020			Effective February 1, 2020
	Contractual Fee Rate	Fee Rate after Contractual Waivers		Contractual Fee Rate	Fee Rate after Contractual Waivers
Sterling Capital Behavioral Large Cap Value Equity Fund	0.45%	0.45%		0.45%	0.45%
Sterling Capital Mid Value Fund	0.70%	0.70%		0.70%	0.61	%(2)
Sterling Capital Behavioral Small Cap Value Equity Fund	0.60%	0.60%		0.60%	0.60%
Sterling Capital Special Opportunities Fund	0.65%	0.65%		0.65%	0.65%
Sterling Capital Equity Income Fund	0.55%	0.55%		0.55%	0.55%
Sterling Capital Behavioral International Equity Fund	0.60%	0.40	%(1)	0.60%	0.40	%(2)
Sterling Capital SMID Opportunities Fund	0.70%	0.54	%(1)	0.70%	0.70%
Sterling Capital Stratton Mid Cap Value Fund	0.70%	0.70%		0.70%	0.66	%(2)
Sterling Capital Stratton Real Estate Fund	0.58%	0.58%		0.58%	0.58%
Sterling Capital Stratton Small Cap Value Fund	0.85%	0.80	%(1)	0.85%	0.75	%(2)
Sterling Capital Ultra Short Bond Fund	0.20%	0.10	%(1)(3)	0.20%	0.02	%(2)
Sterling Capital Short Duration Bond Fund	0.30%	0.20	%(1)	0.30%	0.20	%(2)
Sterling Capital Intermediate U.S. Government Fund	0.32%	0.16	%(1)	0.32%	0.16	%(2)
Sterling Capital Total Return Bond Fund	0.37%	0.25	%(1)	0.37%	0.24	%(2)
Sterling Capital Corporate Fund	0.35%	0.35%		0.35%	0.31	%(2)
Sterling Capital Quality Income Fund	0.35%	0.31	%(1)	0.35%	0.31	%(2)
Sterling Capital Kentucky Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital Maryland Intermediate Tax-Free Fund	0.35%	0.35	%(3)	0.35%	0.35%
Sterling Capital North Carolina Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital South Carolina Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital Virginia Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
142

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2020 (Unaudited)

	Prior to February 1, 2020			Effective February 1, 2020
	Contractual Fee Rate	Fee Rate after Contractual Waivers		Contractual Fee Rate	Fee Rate after Contractual Waivers
Sterling Capital West Virginia Intermediate Tax-Free Fund	0.35%	0.35%		0.35%	0.35%
Sterling Capital Diversified Income Fund	0.25%	0.25%		0.25%	0.25%
Sterling Capital Strategic Allocation Balanced Fund	0.25%	0.00	%(1)	0.25%	0.00	%(2)
Sterling Capital Strategic Allocation Growth Fund	0.25%	0.00	%(1)	0.25%	0.00	%(2)

(1)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from February 1, 2019 through January 31, 2020.
(2)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from February 1, 2020 through January 31, 2021.
(3)	For all or a portion of the period ended March 31, 2020, Sterling Capital voluntarily waived and/or reimbursed certain expenses of the Funds. Voluntary waivers and reimbursements of expenses may be discontinued at any time.

Effective February 1, 2020, for the following funds, Sterling Capital has contractually agreed to waive its investment advisory fees, pay Fund operating expenses, and/or reimburse fees or expenses, in order to limit expenses of the shares based on average daily net assets, excluding interest, taxes, acquired funds fees and extraordinary expenses. The expense limitations are for the period February 1, 2020 through January 31, 2021 are as follows:

	Class A	Class C	Institutional	Class R
Sterling Capital Behavioral International Equity Fund	1.00%	1.75%	0.75%	—
Sterling Capital SMID Opportunities Fund	1.04%	1.79%	0.79%	—
Sterling Capital Stratton Small Cap Value Fund	1.30%	2.05%	1.05%	—
Sterling Capital Total Return Bond Fund	0.70%	1.45%	0.45%	0.95%

In addition, Sterling Capital has contractually agreed to limit the expenses of the Class R6 shares based on average daily net assets for the following funds for the period February 1, 2020 through January 31, 2021 as follows:

	Prior to February 1, 2020	Effective February 1, 2020
Sterling Capital Behavioral Large Cap Value Equity Fund	0.58%	0.59%
Sterling Capital Mid Value Fund	0.81%	0.81%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.73%	0.74%
Sterling Capital Special Opportunities Fund	0.77%	0.78%
Sterling Capital Equity Income Fund	0.66%	0.67%
Sterling Capital Behavioral International Equity Fund	0.60%	0.64%
Sterling Capital Stratton Real Estate Fund	—	0.73%
Sterling Capital Stratton Small Cap Value Fund	—	0.87%
Sterling Capital Total Return Bond Fund	0.35%	0.35%

Sterling Capital serves as the administrator to the Funds pursuant to an administration agreement. The Funds (except the Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund) pay their portion of a fee to Sterling Capital for providing administration services based on the aggregate assets of the Funds, excluding the assets of the Funds of Funds, at a rate of 0.1075% on the first $3.5 billion of average net assets, 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. Expenses incurred are reflected on the Statements of Operations as “Administration fees.” Pursuant to a sub-administration agreement with Sterling Capital, The Bank of New York Mellon (“the “Sub-Administrator”), serves as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, The Bank of New York Mellon is entitled to a fee payable by Sterling Capital. The Bank of New York Mellon also serves as the Funds’ fund accountant and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees.”

BNY Mellon Investment Servicing (US) Inc. serves as the Funds’ transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Transfer agent fees.”

Sterling Capital’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for their allocable portion of the CCO’s base salary and incentive pay. As a result, the CCO fee paid by the Funds is only part of the total compensation

143

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2020 (Unaudited)

received by the CCO. Expenses incurred are reflected on the Statements of Operations as “Compliance Service Fees.”

For the period ended March 31, 2020, the Funds paid $5,426 in brokerage fees to BB&T Securities LLC on the execution of purchases and sales of the Funds’ portfolio investments.

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Sterling Capital Distributors, LLC (the “Distributor”) serves as distributor to the Funds pursuant to an underwriting agreement. The Plan provides for payments to the Distributor of up to 0.25%, 1.00% and 0.50% of the average daily net assets of the Class A Shares, Class C Shares, and Class R Shares, respectively. In addition, the Distributor is entitled to receive commissions on sales of shares of the Variable Net Asset Value Funds. For the period ended March 31, 2020, the Distributor received $289,353 from commissions earned on sales of shares of the Variable Net Asset Value Funds. The Distributor does not retain commissions for profit. These commissions and fees may be used by the Distributor to pay banks, broker dealers and other institutions, including affiliates of the Advisor.

The Advisor and/or its affiliates may pay out of their own assets (and not as an additional charge to a fund) compensation to selected affiliated and unaffiliated brokers, dealers and other financial intermediaries in connection with the sale and distribution of the shares and/or the retention and/or servicing of Fund investors and Fund shares. These payments, sometimes referred to as “revenue sharing” payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees paid by the Funds. The amount of these payments is determined at the discretion of the Advisor and/or its affiliates from time to time, may be substantial, and may be different for different financial advisors. Receipt of, or the prospect of receiving, this additional compensation may influence your financial intermediary’s recommendation of a Fund or of a particular share class of a Fund. Commissions and finder’s fees financed by the Advisor and paid by the Distributor to affiliated broker-dealers during the period ended March 31, 2020 were $1,041.

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $100,000 plus $7,500 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $1,500 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $1,500 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Committee meeting fees are only paid when such Committee meetings are not held in conjunction with a regular board meeting. Additionally, the Chairman of the Board receives additional compensation at the annual rate of $24,000, the Audit Committee Chairman receives additional compensation at the annual rate of $18,000, and the Chairman of the Nominations Committee receives additional compensation at the annual rate of $7,500. The fees are allocated across the Trust based upon relative net assets.

6.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

7.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Trust, pursuant to an umbrella credit agreement (the “Agreement”). The primary purpose of the Agreement is to allow the Trust to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Under the Agreement, an aggregate uncommitted amount of $100,000,000 has been made available for use by all Funds of the Trust. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never at a rate of less than one percent (1%) per annum. The Agreement will expire on March 24, 2021. During the period ended March 31, 2020, each of the following Funds utilized its line of credit:

	Average Interest Rate	Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed
Sterling Capital Mid Value Fund	2.38%	$545,750	4	$163	$715,000
Sterling Capital Special Opportunities Fund	1.25%	2,174,222	9	679	4,487,000
Sterling Capital Equity Income Fund	1.25%	8,199,727	11	3,132	35,708,000
Sterling Capital Behavioral Small Cap Value Equity Fund	1.25%	2,885,333	6	601	2,973,000
Sterling Capital Behavioral International Equity Fund	2.75%	73,000	3	17	73,000
144

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2020 (Unaudited)

	Average Interest Rate	Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed
Sterling Capital Stratton Real Estate	2.75%	$146,000	1	$11	$146,000
Sterling Capital Stratton Small-Cap Value	2.75%	5,702,000	1	436	5,702,000
Sterling Capital SMID Opportunities Fund	1.25%	433,000	2	30	433,000
Sterling Capital North Carolina Intermediate Tax-Free Fund	1.25%	9,619,000	1	334	9,619,000

8.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company as defined in the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the applicable provisions of the Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Capital losses originating in taxable years beginning on or before December 22, 2010 are permitted to be carried forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-2010 capital losses”) are carried forward indefinitely. Furthermore, post-2010 capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At September 30, 2019, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Code and the Treasury regulations:

	Amount With No Expiration*
	Short-term Losses	Long-term Losses
Sterling Behavioral Small Cap Value Equity Fund	$6,959,859	$—
Sterling Behavioral International Equity Fund	6,313,193
Sterling Capital Ultra Short Bond Fund	94,909	933,341
Sterling Capital Short Duration Bond Fund	1,271,279	6,969,988
Sterling Capital Intermediate U.S. Government Fund	265,991	747,188
Sterling Capital Total Return Bond Fund	—	14,761,292
Sterling Capital Corporate Fund	129,381	39,250
Sterling Capital Quality Income Fund	1,384,975	585,897
Sterling Capital North Carolina Intermediate Tax-Free Fund	876,979	—
Sterling Capital South Carolina Intermediate Tax-Free Fund	502,100	—
Sterling Capital Virginia Intermediate Tax-Free Fund	66,521	—
Sterling Capital Diversified Income Fund	1,096,760	22,132

*	Post-2010 Capital Losses: Must be utilized prior to losses subject to expiration.

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes. The Funds may also utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2019 was as follows:

145

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2020 (Unaudited)

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Sterling Capital Behavioral Large Cap Value Equity Fund	$6,455,876	$24,460,861	$30,916,737	$—	$30,916,737
Sterling Capital Mid Value Fund	17,006,752	55,931,502	72,938,254	—	72,938,254
Sterling Capital Behavioral Small Cap Value Equity Fund	5,313,627	23,774,664	29,088,291	—	29,088,291
Sterling Capital Special Opportunities Fund	468,140	88,479,342	88,947,482	—	88,947,482
Sterling Capital Equity Income Fund	37,402,332	120,138,987	157,541,319	—	157,541,319
Sterling Capital Behavioral International Equity Fund	2,426,684	2,948,087	5,374,771	—	5,374,771
Sterling Capital SMID Opportunities Fund	—	3,816	3,816	—	3,816
Sterling Capital Stratton Mid Cap Value Fund	301,242	4,854,806	5,156,048	—	5,156,048
Sterling Capital Stratton Real Estate Fund	2,272,875	3,198,589	5,471,464	—	5,471,464
Sterling Capital Stratton Small Cap Value Fund	4,935,667	93,660,196	98,595,863	—	98,595,863
Sterling Capital Ultra Short Bond Fund	926,768	—	926,768	—	926,768
Sterling Capital Short Duration Bond Fund	5,076,518	—	5,076,518	—	5,076,518
Sterling Capital Intermediate U.S. Government Fund	454,636	—	454,636	—	454,636
Sterling Capital Total Return Bond Fund	41,816,024	—	41,816,024	—	41,816,024
Sterling Capital Corporate Fund	797,562	—	797,562	—	797,562
Sterling Capital Quality Income Fund	1,109,229	—	1,109,229	—	1,109,229
Sterling Capital Kentucky Intermediate Tax-Free Fund	7,051	65,026	72,077	252,800	324,877
Sterling Capital Maryland Intermediate Tax-Free Fund	7,398	222,289	229,687	441,393	671,080
Sterling Capital North Carolina Intermediate Tax-Free Fund	88,327	—	88,327	4,312,450	4,400,777
Sterling Capital South Carolina Intermediate Tax-Free Fund	35,736	—	35,736	1,724,027	1,759,763
Sterling Capital Virginia Intermediate Tax-Free Fund	58,115	—	58,115	1,933,651	1,991,766
Sterling Capital West Virginia Intermediate Tax-Free Fund	33,006	117,382	150,388	1,948,245	2,098,633
Sterling Capital Diversified Income Fund	905,870	—	905,870	—	905,870
Sterling Capital Strategic Allocation Balanced Fund	586,478	—	586,478	—	586,478
Sterling Capital Strategic Allocation Growth Fund	424,367	—	424,367	—	424,367

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes. The Funds may also utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends.

As of September 30, 2019, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Distributable Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Distributable Earnings (Accumulated Deficit)
Sterling Capital Behavioral Large Cap Value Equity Fund	$—	$8,070,984	$8,070,984	$—	$—	$25,818,752	$33,889,736
Sterling Capital Mid Value Fund	1,226,470	1,021,434	2,247,904	—	—	60,516,953	62,764,857
Sterling Capital Behavioral Small Cap Value Equity Fund	381,031	—	381,031	—	(6,959,859)	14,422,393	7,843,565
Sterling Capital Special Opportunities Fund	1,278,217	51,154,511	52,432,728	—	—	360,259,297	412,692,025
Sterling Capital Equity Income Fund	—	76,162,769	76,162,769	—	—	536,022,133	612,184,902
Sterling Capital Behavioral International Equity Fund	2,657,885	—	2,657,885	—	(6,313,193)	3,340,274	(315,034)
Sterling Capital SMID Opportunities Fund	—	471,132	471,132	—	(9,769)	1,839,797	2,301,160
Sterling Capital Stratton Mid Cap Value Fund	391,493	1,211,659	1,603,152	—	—	22,624,741	24,227,893
Sterling Capital Stratton Real Estate Fund	182,195	3,754,561	3,936,756	—	—	43,105,083	47,041,839
Sterling Capital Stratton Small Cap Value Fund	3,422,632	57,047,182	60,469,814	—	—	499,067,419	559,537,233
Sterling Capital Ultra Short Bond Fund	1,540	—	1,540	(3,259)	(1,028,250)	43,714	(986,255)
Sterling Capital Short Duration Bond Fund	187,158	—	187,158	(89,949)	(8,241,267)	1,586,692	(6,557,366)
Sterling Capital Intermediate U.S. Government Fund	180,846	—	180,846	(22,217)	(1,013,179)	403,073	(451,477)
Sterling Capital Total Return Bond Fund	2,597,525	—	2,597,525	(1,161,080)	(14,761,292)	48,785,578	35,460,731
146

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2020 (Unaudited)

	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Distributable Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Distributable Earnings (Accumulated Deficit)
Sterling Capital Corporate Fund	$—	$—	$—	$(84)	$(168,631)	$882,184	$713,469
Sterling Capital Quality Income Fund	3,601	—	3,601	(3,521)	(1,970,872)	1,075,788	(895,004)
Sterling Capital Kentucky Intermediate Tax- Free Fund	22,675	23,052	45,727	(9,865)	—	481,581	517,443
Sterling Capital Maryland Intermediate Tax- Free Fund	32,389	65,387	97,776	(14,654)	—	709,362	792,484
Sterling Capital North Carolina Intermediate Tax-Free Fund	286,755	—	286,755	(174,872)	(876,979)	9,003,580	8,238,484
Sterling Capital South Carolina Intermediate Tax-Free Fund	115,611	—	115,611	(87,452)	(502,100)	3,747,178	3,273,237
Sterling Capital Virginia Intermediate Tax- Free Fund	152,753	—	152,753	(89,550)	(66,521)	4,270,794	4,267,476
Sterling Capital West Virginia Intermediate Tax-Free Fund	178,570	50,461	229,031	(97,443)	—	3,415,682	3,547,270
Sterling Capital Diversified Income Fund	76,333	—	76,333	(19,330)	(1,118,892)	(78,753)	(1,140,642)
Sterling Capital Strategic Allocation Balanced Fund	3,889	—	3,889	(190)	—	2,107,656	2,111,355
Sterling Capital Strategic Allocation Growth Fund	1,939	—	1,939	(107)	—	1,758,740	1,760,572

*	The primary differences between book basis and tax basis unrealized appreciation (depreciation) were due to the deferral of losses on wash sales, basis adjustments on partnership interests, Passive Foreign Investment Companies and the deferral of market discount and premium until point of sale and real estate investment trust adjustments.

Under current tax law, net capital losses or, if there are no such losses, net long-term capital losses or net short-term capital losses realized after October 31, net ordinary losses from the sale, exchange or other taxable disposition of property realized after October 31 and other net ordinary losses realized after December 31 of a Fund’s taxable year may be deferred and treated as occurring on the first business day of the following taxable year for tax purposes. The Sterling Capital SMID Opportunities Fund had deferred qualified late-year losses during the fiscal year ended September 30, 2019 of $9,769.

As of March 31, 2020, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Behavioral Large Cap Value Equity Fund	$232,170,535	$8,756,729	$(38,510,719)	$(29,753,990)
Sterling Capital Mid Value Fund	65,731,353	5,993,930	(17,838,840)	(11,844,910)
Sterling Capital Behavioral Small Cap Value Equity Fund	86,266,592	1,668,104	(19,549,924)	(17,881,820)
Sterling Capital Special Opportunities Fund	567,389,748	237,365,064	(54,987,954)	182,377,110
Sterling Capital Equity Income Fund	1,307,518,419	340,167,972	(166,081,030)	174,086,942
Sterling Capital Behavioral International Equity Fund	80,654,122	2,853,815	(12,652,495)	(9,798,680)
Sterling Capital SMID Opportunities Fund	9,546,635	1,126,735	(1,773,601)	(646,866)
Sterling Capital Stratton Mid Cap Value Fund	35,702,675	12,469,157	(3,527,297)	8,941,860
Sterling Capital Stratton Real Estate Fund	63,619,954	24,088,087	(6,063,907)	18,024,180
Sterling Capital Stratton Small Cap Value Fund	380,491,510	261,408,834	(31,579,352)	229,829,482
Sterling Capital Ultra Short Bond Fund	23,287,870	11,806	(431,166)	(419,360)
Sterling Capital Short Duration Bond Fund	171,223,233	909,217	(2,800,932)	(1,891,715)
Sterling Capital Intermediate U.S. Government Fund	13,179,586	786,227	(16,665)	769,562
Sterling Capital Total Return Bond Fund	1,602,261,534	58,179,729	(29,575,814)	28,603,915
Sterling Capital Corporate Fund	19,946,700	294,305	(871,095)	(576,790)
Sterling Capital Quality Income Fund	35,913,562	1,209,830	(380,427)	829,403
Sterling Capital Kentucky Intermediate Tax-Free Fund	10,638,525	459,325	(3,102)	456,223
Sterling Capital Maryland Intermediate Tax-Free Fund	11,948,178	632,321	(3,105)	629,216
Sterling Capital North Carolina Intermediate Tax-Free Fund	155,937,087	7,225,586	(161,076)	7,064,510

147

Sterling Capital Funds

Notes to Financial Statements — (continued)

March 31, 2020 (Unaudited)

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Behavioral Large Cap Value Equity Fund	$76,798,989	$3,617,633	$(97,521)	$3,520,112
Sterling Capital Virginia Intermediate Tax-Free Fund	71,791,550	3,887,347	(44,602)	3,842,745
Sterling Capital West Virginia Intermediate Tax-Free Fund	79,514,478	3,307,325	(84,850)	3,222,475
Sterling Capital Diversified Income Fund	19,329,299	171,527	(4,446,132)	(4,274,605)
Sterling Capital Strategic Allocation Balanced Fund	21,882,069	518,896	(2,345,340)	(1,826,444)
Sterling Capital Strategic Allocation Growth Fund	17,911,513	229,692	(2,395,606)	(2,165,914)

9.	Subsequent Events:

Management has evaluated the need for the disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued, and has noted no events that require recognition or disclosure in the financial statements.

148

BOARD CONSIDERATION OF ADVISORY AGREEMENTS (UNAUDITED)

Continuation of Current Advisory Agreement

The Board of Trustees conducted in-person meetings in August and November 2019 to consider the continuance of the investment advisory agreement between Sterling Capital Funds (the “Trust”) and Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”), the investment adviser to each series of the Trust (collectively, the “Funds”), for a new term running through January 31, 2021. The above referenced agreement is referred to herein as the “Advisory Agreement.”

The Trustees reviewed extensive material in connection with their consideration of the Advisory Agreement, including data from an independent provider of mutual fund data (as assembled by the Trust’s administrator), which, where applicable, included comparisons with a peer group of comparable funds (based on average share class assets) for advisory fees, administrator fees, 12b-1 fees, and total fund expenses. The Trustees considered the contractual advisory fee levels for each Fund, as well as the fee waivers that Sterling Capital had agreed to implement for certain Funds. The Trustees noted that, as detailed below, Sterling Capital had agreed to reduce its contractual advisory fee rate for a number of Funds in recent years as part of the annual contract review process. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the Advisory Agreement. The Board received detailed presentations from Sterling Capital, including analysis of each Fund’s investment process and performance. The Board also received and considered information from Sterling Capital relating to its profitability in respect of each Fund, and from all Funds in the aggregate. As part of their deliberations, the Independent Trustees conducted several private meetings with their independent legal counsel, outside the presence of Sterling Capital and other Fund management.

In their deliberations regarding the Advisory Agreement, the Trustees attributed different weights to various factors involved in an analysis of the Advisory Agreement, and in each case no factor alone was considered determinative. The Trustees determined that the arrangement between the Trust and the Adviser, as provided in the Advisory Agreement, was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each applicable Fund and its shareholders.

The Trustees considered the following factors, among others, in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services provided by the Adviser to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year by the Adviser at Board meetings, as well as materials furnished specifically by the Adviser in connection with the annual review process. The Trustees conducted periodic meetings with representatives of each Fund’s portfolio management team over the course of the year, and periodically received “deep dive” attribution analyses regarding specific Funds. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of investment personnel of the Adviser responsible for the day-to-day management of each Fund. The Trustees considered the overall reputation, and the capabilities and commitment of the Adviser to provide high quality services to each Fund.

The Trustees received information concerning the investment philosophy and investment processes applied or to be applied by the Adviser in managing each Fund as well as the Adviser’s Form ADV. The Trustees also considered information regarding the Adviser’s and the Funds’ regulatory compliance and compliance with the investment policies of the Funds. The Trustees evaluated the Adviser’s trading practices, and considered the procedures of the Adviser designed to fulfill the Adviser’s fiduciary duty to the Funds with respect to possible conflicts of interest, including the Adviser’s code of ethics (regulating, among other things, the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the nature, extent, and quality of services provided or to be provided by the Adviser, the nature and extent of responsibilities was or was expected to be consistent with mutual fund industry norms, and the quality of the services provided or to be provided by the Adviser was or was expected to be satisfactory or better.

Investment Performance

The Trustees considered the performance results of each Fund over various periods in absolute terms and relative to each Fund’s benchmark and peer fund categories determined by an independent third-party data provider. In conducting their review, the Trustees focused particular attention on cases where a Fund’s longer-term performance compared unfavorably with its relevant peer categories. The Trustees noted that Sterling Capital had been proactive in identifying and replacing underperforming portfolio managers over time and taking other steps to address underperformance concerns with certain Funds.

After reviewing the performance of each Fund and taking into consideration the management style, investment strategies, and prevailing market conditions during the prior year and for longer periods, the Trustees concluded that the performance of each Fund was acceptable or better or that, in cases where performance issues were encountered, Sterling Capital had taken appropriate steps to address the situation.

Cost of Services, Including the Profits Realized by the Adviser and Affiliates, and Other Benefits

The Trustees considered peer group information with respect to the advisory fees charged by Sterling Capital to each of the Funds, taking into consideration both contractual and actual (i.e., after fee waivers) fee levels. The Trustees concluded that the advisory

149

fees paid by the Funds fell within an acceptable range as compared to peer groups, and were fair and reasonable, particularly in light of the fee waivers agreed to by Sterling Capital through January 31, 2021 (and discussed below under “Economies of Scale”).

As part of their review, the Trustees considered benefits to Sterling Capital aside from advisory fees. The Trustees reviewed administration fees received by Sterling Capital and considered the fallout benefits to Sterling Capital such as the research services available to Sterling Capital by reason of brokerage commissions generated by the Funds’ portfolio transactions. The Trustees also considered benefits to Sterling Capital’s affiliates, including brokerage commissions received by a Sterling Capital affiliate for executing certain trades on behalf of the Funds. With respect to these trades, the Trustees considered Sterling Capital’s assurances that such trades were effected in accordance with board approved procedures.

The Trustees also considered information from Sterling Capital regarding fees for separate accounts managed by Sterling Capital with investment objectives and strategies similar to those of comparable Funds. The Trustees noted that a representative of Sterling Capital explained that management of the Funds was a much more intensive process than management of separate accounts, including management of cash flows and the need to comply with extensive and complex restrictions set by applicable regulations or established in Fund disclosure documents, and therefore the Trustees concluded that the differences between the services that Sterling Capital provides to the Funds and those it provides to separate accounts substantially limit the probative value of comparisons to those other clients.

The Trustees also considered the reasonableness of current and proposed advisory fees in the context of the profitability of the Adviser. In determining whether the advisory fees were fair and reasonable, the Trustees considered profitability information provided by the Adviser with respect to investment advisory services. With respect to such information, the Trustees recognized that such profitability data was generally unaudited and represented the Adviser’s own determination of its and its affiliates’ revenues from the contractual services provided or expected to be provided to the Funds, less estimated expenses of providing such services. Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts, because very limited comparative profitability information is publicly available, and what information is available is not necessarily prepared on a comparable basis and could be affected by numerous factors. Based on their review, the Trustees concluded that the profitability of the Adviser as a result of its relationships with the Funds was acceptable.

Based on the foregoing, the Trustees concluded that the fees proposed under the Advisory Agreement were fair and reasonable, in light of the services and benefits provided or expected to be provided to each Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Funds’ assets. The Trustees considered that Sterling Capital had taken steps to reduce the expense ratios for a number of Funds as part of the 2019 contract review process. In particular, Sterling Capital agreed to limit its advisory fee rates for the period February 1, 2020 to January 31, 2021 for each of the following Funds as part of the 2019 contract review process: the Sterling Capital Mid Value Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Quality Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund. In addition, Sterling Capital agreed to implement total expense caps for the period February 1, 2020 to January 31, 2021 for each of Sterling Capital SMID Opportunities Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Behavioral International Equity Fund and Sterling Capital Stratton Small Cap Value Fund. The Trustees found that, taking into account these fee waivers and reductions, each Fund’s fee schedule represents an appropriate sharing between the Fund and Sterling Capital of such economies of scale as may exist as current asset levels.

150

Sterling Capital Funds

March 31, 2020

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT reports, once filed, will be available without charge on the Commission’s website at www.sec.gov.

151

Notice of Privacy Policy & Practices

Sterling Capital Funds provide this notice to you so that you will know what kinds of information we collect about shareholders1, prospective investors, and individuals (such as beneficiaries), and the circumstances in which that information may be disclosed to third parties who are not affiliated with Sterling Capital Funds.

Collection of Personal Information

We collect nonpublic personal information about you from the following sources:

•	Account Applications and other forms, which may include your name, address, social security number, and information about your investment goals and risk tolerance;

•	Account History, including information about the transactions and balances in your account(s);

•	Correspondence, written, telephonic or electronic between you and Sterling Capital Funds or service providers working on behalf of Sterling Capital Funds;

•	Online, your name and e-mail address if you provide them; and

•	Third Parties, such as your financial intermediary in connection with your transactions, or third-party data services used to verify or update personal information that you provide.

To comply with federal regulations, information we receive from you or a third party will be used to verify your identity.

Disclosure of Personal Information

We may disclose your personal information as permitted by law to third parties who are not affiliated with the Sterling Capital Funds, including:

•	in connection with legal proceedings, such as responding to a subpoena;

•	to service providers who maintain or service shareholder accounts for Sterling Capital Funds or to a shareholder’s broker or agent; or to companies that mail account-related materials, such as shareholder reports; and

•	to perform marketing services on our behalf, or pursuant to a joint marketing agreement with another financial institution.

Safeguarding of Personal Information

Sterling Capital Funds employs policies, practices and procedures for safeguarding your personal information that we believe comply with applicable law, however no security measures are perfect or impenetrable. We request that all service providers to Sterling Capital Funds:

•	maintain policies and procedures designed to assure only appropriate access to, and use of your personal information; and

•	maintain physical, electronic and procedural safeguards that comply with applicable legal standards to guard your nonpublic personal information.

When information is shared with third parties, they are not permitted to use the information for any purpose other than to assist our servicing of your account(s), including helping us improve the services we offer.

[1]	For purposes of this notice, the terms “shareholder” or “shareholders” includes both individual shareholders (both current and former) of the Sterling Capital Funds and individuals (such as beneficiaries, for example) whose nonpublic personal information is provided to the Sterling Capital Funds, even though they do not invest in Sterling Capital Funds shares.
152

INVESTMENT ADVISOR

Sterling Capital Management LLC

4350 Congress Street, Suite 1000

Charlotte, NC 28209

DISTRIBUTOR

Sterling Capital Distributors, LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

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SC Funds
03/20

STERLING
CAPITAL FUNDS

©2020 Sterling Capital Funds

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	June 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	June 3, 2020

By (Signature and Title)	/s/ Todd M. Miller
Todd M. Miller, Treasurer
(principal financial officer)

Date	June 3, 2020